              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-80481
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 7    [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940   [ ]

                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

  PATRICIA R. HATLER, SECRETARY ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                                 REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        Nationwide Life Insurance Company

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                           Nationwide Variable Account

                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.



The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


    -   American Century: Growth - Investor Class

    -   American Century: Income & Growth - Advisor Class

    -   American Century: International Growth - Advisor Class

    -   American Century: Short Term Government - Investor Class

    -   American Century: Ultra - Investor Class

    -   Dreyfus Appreciation Fund, Inc.

    -   Dreyfus Balanced Fund, Inc.

    -   Dreyfus Premier Third Century Fund, Inc. - Class Z

    -   Federated Bond Fund - Class F

    -   Federated Equity Income Fund - Class F

    -   Federated High Yield Trust*

    -   Federated Intermediate Income Fund - Institutional Service Shares

    -   Fidelity Advisor Balanced Fund - Class A

    -   Fidelity Advisor Equity Growth Fund - Class A

    -   Fidelity Advisor Equity Income Fund - Class A

    -   Fidelity Advisor Growth Opportunities Fund - Class A

    -   Fidelity Advisor High Yield Fund - Class T*

    -   Fidelity Advisor Overseas Fund - Class A

    -   Franklin Balance Sheet Investment Fund

    -   Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A


    -   Franklin Small-Mid Cap Growth Fund (formerly, Franklin Small Cap Growth
        Fund) - Class A



    -   Gartmore Bond Fund (formerly, Nationwide(R) Bond Fund) - Class D



    -   Gartmore Government Bond Fund (formerly, Nationwide(R) Government Bond
        Fund) - Class D


    -   Gartmore Growth Fund (formerly, Nationwide Growth Fund) - Class D


    -   Gartmore Investor Destinations Funds



        - Gartmore Investor Destinations Conservative Fund (formerly, Nationwide(R) Investor Destinations Conservative Fund) - Service Class



        - Gartmore Investor Destinations Moderately Conservative Fund (formerly, Nationwide(R)

            Investor Destinations Moderately Conservative Fund) - Service Class


        - Gartmore Investor Destinations Moderate Fund (formerly, Nationwide(R) Investor Destinations Moderate Fund) - Service Class



        - Gartmore Investor Destinations Moderately Aggressive Fund (formerly, Nationwide(R) Investor Destinations Moderately Aggressive Fund) - Service Class



        - Gartmore Investor Destinations Aggressive Fund (formerly, Nationwide(R) Investor Destinations Aggressive Fund) - Service Class



    -   Gartmore Large Cap Value Fund (formerly, Nationwide(R) Large Cap Value
        Fund) - Class A



    - Gartmore Money Market Fund (formerly, Nationwide(R) Money Market Fund) - Service Class


    -   Gartmore Total Return Fund (formerly, Nationwide Fund) - Class D

    - Gartmore Value Opportunities Fund (formerly, Nationwide Value Opportunities Fund) - Class A


    -   Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund:
        Class I (formerly, J.P. Morgan NSAT Balanced Fund)


    -   INVESCO Dynamics Fund - Investor Class

    -   INVESCO Small Company Growth Fund - Investor Class

    -   INVESCO Total Return Fund - Investor Class

    -   Janus Adviser Balanced Fund

    -   Janus Adviser International Fund

    -   Janus Adviser Worldwide Fund

    -   Lazard Small Cap Portfolio - Open Shares

    -   Nationwide(R) Bond Index Fund - Class A

    -   Nationwide(R) International Index Fund - Class A

    -   Nationwide(R) Large Cap Growth Fund (formerly, Prestige Large Cap Growth
        Fund) - Class A

    -   Nationwide(R) Mid Cap Market Index Fund - Class A

    -   Nationwide(R) Small Cap Fund (formerly, Prestige Small Cap Fund) - Class
        A

    -   Nationwide(R) Small Cap Index Fund - Class A

    -   Nationwide(R) S&P 500(R) Index Fund - Service Class

    - Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger Berman Genesis Trust)

    - Neuberger Berman Guardian Fund - Trust Class (formerly, Neuberger Berman Guardian Trust)

    - Neuberger Berman Partners Fund - Trust Class (formerly Neuberger Berman Partners Trust)

    -   Oppenheimer Capital Appreciation Fund - Class A

    -   Oppenheimer Global Fund - Class A

    -   Oppenheimer Strategic Income Fund - Class A

    -   PIMCO Total Return Fund - Class A

    - Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common Stock Fund, Inc.)

    -   Strong Advisor Mid Cap Growth Fund (formerly, Strong Mid Cap Growth
        Fund)

    -   Strong Growth & Income Fund

    -   Templeton Foreign Fund - Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 2, 2000:

    -   Dreyfus Emerging Leaders Fund

    -   Janus Worldwide Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001:



    -   Janus Fund



    -   Janus Twenty Fund


* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).


The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account including the Condensed Financial Information for the variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 45.


For general information or to obtain FREE copies of the:

    -   Statement of Additional Information;

    - prospectus, annual report or semi-annual report for any underlying mutual fund;

    -   prospectus for the Guaranteed Term Options;


    -   required Nationwide forms; or



    -   Nationwide's privacy statement,
call:         1-800-848-6331
        TDD   1-800-238-3035

or write:


       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

- IS NOT A BANK DEPOSIT

- IS NOT FDIC INSURED

- IS NOT INSURED OR ENDORSED BY A BANK OR ANY

  FEDERAL GOVERNMENT AGENCY

- IS NOT AVAILABLE IN EVERY STATE

- MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................
SUMMARY OF CONTRACT EXPENSES................................
CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION...........
ADDITIONAL CONTRACT OPTIONS.................................
SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................

TYPES OF CONTRACTS..........................................
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

OWNERSHIP RIGHTS............................................
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT..................................................

SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract/Owner Annuitant
     Death Benefit Payment


REQUIRED DISTRIBUTIONS......................................
     Required Distributions-General Information
     Required Distributions for Individual Retirement
         Annuities, SEP IRAs Simple IRAs and Roth IRAs


FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
         Transfer Taxes
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING.................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below include both standard expenses and expenses associated with optional benefits that may be elected by the applicant.

The optional benefits listed below may be chosen by applicants provided such options are approved by state insurance authorities. These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the applicant chooses one or more options, a corresponding reduction or charge (whichever is applicable) will apply to the standard variable account annual expenses of 1.20%. The adjustment is made on a daily basis at the annualized rate noted below. Optional benefit charges/reductions will only apply to allocations made to the variable account and are calculated as a percentage of the average variable account value.

CONTRACT OWNER TRANSACTION EXPENSES

Standard Contingent Deferred Sales Charge
     ("CDSC") (as a percentage of purchase
     payments surrendered)................................  0%

VARIABLE ACCOUNT ANNUAL EXPENSES(1)
(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge......................  1.20%
     Total Variable Account Annual Expenses............  1.20%(2)

The standard contract does not include a CDSC. However, if the applicant chooses, a CDSC schedule may be elected in return for a reduction in the standard variable account annual expenses.

CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION

7 YEAR CDSC OPTION
Maximum Contingent Deferred Sales Charge
   ("CDSC") (as a percentage of purchase
   payments surrendered)..................................  7%

                         Range of 7 Year CDSC over time:

        Number of Completed
        Years from Date of                  CDSC
         Purchase Payment                Percentage
        -------------------------------------------
                 0                           7%
                 1                           7%
                 2                           6%
                 3                           5%
                 4                           4%
                 5                           3%
                 6                           2%
                 7                           0%

VARIABLE ACCOUNT ANNUAL EXPENSES
(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge
   (including 7 Year CDSC Option only)..............  0.95%(1,3)

5 YEAR CDSC OPTION
Maximum Contingent Deferred Sales Charge
   ("CDSC") (as a percentage of purchase
   payments surrendered)..................................  7%

                         Range of 5 Year CDSC over time:

        Number of Completed
        Years from Date of                  CDSC
         Purchase Payment                Percentage
         ------------------------------------------
                 0                           7%
                 1                           7%
                 2                           6%
                 3                           4%
                 4                           2%
                 5                           0%

For additional information on CDSC Options, see "Optional Contract Benefits, Charges and Deductions."

VARIABLE ACCOUNT ANNUAL EXPENSES
(annualized rate of variable account annual expenses as a percentage of daily net assets)

Mortality and Expense Risk Charge
   (including 5 Year CDSC Option only)..............  1.10%(1,4)

--------------------------------------------------------------------------------
(1) These charges apply only to sub-account allocations. The actual amount of variable account annual expenses assessed to a particular contract will depend on the optional benefits elected, which may increase or decrease variable account annual expenses.

    Variable account annual expenses do not apply to allocations made to the Guaranteed Term Options. The variable account annual expenses are charged on a daily basis at the annualized rate determined by the optional benefit(s) elected.

(2) Charges shown include the Standard Contractual Death Benefit that is included in the standard contract (see "Death Benefit Payment").

(3) If the 7 Year CDSC Option is chosen at the time of application, the standard variable account annual expenses will be REDUCED by 0.25%, making total variable account annual expenses equal to 0.95% of the daily net assets of the variable account.


(4) If the 5 Year CDSC Option is chosen at the time of application, the standard variable account annual expenses will be REDUCED by 0.10%, making total variable account annual expenses equal to 1.10% of the daily net assets of the variable account.

ADDITIONAL CONTRACT OPTIONS

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

   Reduced Purchase Payment Option.....................  0.25%
     Total Variable Account Annual Expenses
     (including Reduced Purchase Payment
     Option only) .....................................  1.45%


For contracts issued in the State of Oregon ONLY, the "Reduced Purchase Payment Option" provision under the Section entitled "Additional Contract Options" is amended as follows:



REDUCED PURCHASE PAYMENT OPTION IN OREGON



For contracts issued in the State of Oregon, contract owners may elect the Reduced Purchase Payment Option for an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account. If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.



   Reduced Purchase Payment Option.......................  0.30%
   Total Variable Account Annual Expenses
     (including Reduced Purchase Payment
     Option only.........................................  1.50%


DEATH BENEFIT OPTIONS

For an additional charge, applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   Optional Five-Year Reset Death Benefit..............  0.05%
       Total Variable Account Annual
       Expenses (including this option only)...........  1.25%

   Optional One-Year Enhanced Death Benefit
   with Long Term Care/Nursing Home Waiver
   and Spousal Protection..............................  0.15%
       Total Variable Account Annual
       Expenses (including this option only)...........  1.35%

   Optional Greater of One-Year or 5%
   Enhanced Death Benefit with Long Term
   Care/Nursing Home Waiver and
   Spousal Protection..................................  0.20%

       Total Variable Account Annual
       Expenses (including this option only) ..........  1.40%

For an additional charge, applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   Optional Five-Year Reset Death Benefit..............  0.05%
     Total Variable Account Annual
     Expenses (including this option only).............  1.25%

   Optional One-Year Step Up Death Benefit.............  0.10%
     Total Variable Account Annual
     Expenses (including this option only).............  1.30%

   GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

   An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1............................................  0.45%
     Total Variable Account Annual Expenses
     (including Guaranteed Minimum Income
     Benefit Option 1 only)............................  1.65%

   Guaranteed Minimum Income Benefit
   Option 2............................................  0.30%
     Total Variable Account Annual Expenses
     (including Guaranteed Minimum Income
     Benefit Option 2 only)............................  1.50%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect to purchase the Beneficiary Protector Option (see "Beneficiary Protector Option").

Beneficiary Protector Option...........................  0.40%
     Total Variable Account Annual Expenses
     (including Beneficiary Protector
     Option only)......................................  1.60%

Allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that assess a fee under the contract, the maximum variable account annual expenses the contract owner would pay would be an annualized rate of 2.50% of the daily nets assets of the variable account. The maximum charges consist of the following:


   Mortality and Expense Risk Charge
     (applicable to all contracts).....................  1.20%
   Reduced Purchase Payment Option.....................  0.30%
     (0.25% for non-Oregon contracts)
   Greater of One-Year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing Home
     Waiver and Spousal Protection.....................  0.20%
   Guaranteed Minimum Income Benefit
     Option 1..........................................  0.45%
   Beneficiary Protector Option........................  0.40%

   TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES
   WHEN THE MAXIMUM OPTIONS ARE ELECTED................  2.55%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                    AFTER EXPENSE REIMBURSEMENTS AND WAIVERS)



                                                                  Management         Other          12b-1       Total Underlying
                                                                     Fees           Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
---------------------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                            1.00%           0.00%          0.00%            1.00%
American Century: Income & Growth - Advisor Class                    0.43%           0.00%          0.50%            0.93%
American Century: International Growth - Advisor Class               0.91%           0.00%          0.50%            1.41%
American Century: Short Term Government - Investor Class             0.59%           0.00%          0.00%            0.59%
American Century: Ultra - Investor Class                             0.98%           0.00%          0.00%            0.98%
Dreyfus Appreciation Fund, Inc.                                      0.55%           0.11%          0.25%            0.91%
Dreyfus Balanced Fund, Inc.                                          0.60%           0.21%          0.00%            0.81%
Dreyfus Emerging Leaders Fund                                        0.90%           0.14%          0.25%            1.29%
Dreyfus Premier Third Century Fund, Inc. - Class Z                   0.75%           0.11%          0.09%            0.95%
Federated Bond Fund - Class F                                        0.63%           0.46%          0.00%            1.09%
Federated Equity Income Fund - Class F                               0.60%           0.47%          0.25%            1.32%
Federated High Yield Trust                                           0.54%           0.34%          0.00%            0.88%
Federated Intermediate Income Fund - Institutional Service
  Shares                                                             0.40%           0.33%          0.08%            0.81%
Fidelity Advisor Balanced Fund - Class A                             0.43%           0.25%          0.25%            0.93%
Fidelity Advisor Equity Growth Fund - Class A                        0.58%           0.26%          0.25%            1.09%
Fidelity Advisor Equity Income Fund - Class A                        0.48%           0.22%          0.25%            0.95%
Fidelity Advisor Growth Opportunities Fund - Class A                 0.20%           0.30%          0.25%            0.75%
Fidelity Advisor High Yield Fund - Class T                           0.58%           0.22%          0.25%            1.05%
Fidelity Advisor Overseas Fund - Class A                             0.76%           0.40%          0.25%            1.41%
Franklin Balance Sheet Investment Fund                               0.48%           0.23%          0.25%            0.96%
Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A       0.58%           0.21%          0.35%            1.14%
Franklin Small-Mid Cap Growth Fund - Class A                         0.45%           0.16%          0.25%            0.86%
Gartmore Bond Fund - Class D                                         0.50%           0.28%          0.00%            0.78%
Gartmore Government Bond Fund - Class D                              0.50%           0.32%          0.00%            0.82%
Gartmore Growth Fund - Class D                                       0.56%           0.38%          0.00%            0.94%
Gartmore Investor Destinations Conservative Fund - Service Class     0.00%           0.36%          0.25%            0.61%
Gartmore Investor Destinations Moderately Conservative Fund -
  Service Class                                                      0.00%           0.36%          0.25%            0.61%
Gartmore Investor Destinations Moderate Fund - Service Class         0.13%           0.20%          0.25%            0.58%
Gartmore Investor Destinations Moderately Aggressive Fund -
  Service Class                                                      0.10%           0.26%          0.25%            0.61%
Gartmore Investor Destinations Aggressive Fund - Service Class       0.07%           0.29%          0.25%            0.61%
Gartmore Large Cap Value Fund - Class A                              0.75%           0.44%          0.25%            1.44%
Gartmore Money Market Fund - Service Class                           0.39%           0.45%          0.15%            0.99%
Gartmore Total Return - Class D                                      0.57%           0.31%          0.00%            0.88%
Gartmore Value Opportunities Fund - Class A                          0.70%           0.48%          0.25%            1.43%
Gartmore Variable Insurance Trust - J P. Morgan GVIT Balanced
Fund: Class I                                                        0.74%           0.27%          0.00%            1.01%
INVESCO Dynamics Fund - Investor Class                               0.44%           0.31%          0.25%            1.00%
INVESCO Small Company Growth Fund - Investor Class                   0.62%           0.42%          0.25%            1.29%
INVESCO Total Return Fund - Investor Class                           0.61%           0.41%          0.25%            1.27%
Janus Adviser Balanced Fund                                          0.60%           0.32%          0.25%            1.17%
Janus Adviser International Fund                                     0.58%           0.41%          0.25%            1.24%
Janus Adviser Worldwide Fund                                         0.60%           0.35%          0.25%            1.20%
Janus Fund                                                           0.65%           0.19%          0.00%            0.84%
Janus Twenty Fund                                                    0.65%           0.19%          0.00%            0.84%
Janus Worldwide Fund                                                 0.65%           0.22%          0.00%            0.87%

                                                                  Management         Other          12b-1       Total Underlying
                                                                     Fees           Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
---------------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                             0.75%           0.13%          0.25%            1.13%
Nationwide Bond Index Fund - Class A                                 0.22%           0.41%          0.25%            0.88%
Nationwide International Index Fund - Class A                        0.27%           0.42%          0.25%            0.94%
Nationwide Large Cap Growth Fund - Class A                           0.80%           0.50%          0.25%            1.55%
Nationwide Mid Cap Market Index Fund - Class A                       0.22%           0.31%          0.25%            0.78%
Nationwide Small Cap Fund - Class A                                  0.95%           0.48%          0.25%            1.68%
Nationwide Small Cap Index Fund - Class A                            0.20%           0.55%          0.25%            1.00%
Nationwide S&P 500(R) Index Fund - Service Class                     0.13%           0.20%          0.15%            0.48%
Neuberger Berman Genesis Fund - Trust Class                          1.10%           0.05%          0.00%            1.15%
Neuberger Berman Guardian Fund - Trust Class                         0.85%           0.06%          0.07%            0.98%
Neuberger Berman Partners Fund - Trust Class                         0.86%           0.07%          0.07%            1.00%
Oppenheimer Capital Appreciation Fund - Class A                      0.64%           0.04%          0.00%            0.68%
Oppenheimer Global Fund - Class A                                    0.67%           0.22%          0.23%            1.12%
Oppenheimer Strategic Income Fund - Class A                          0.53%           0.15%          0.25%            0.93%
PIMCO Total Return Fund - Class A                                    0.25%           0.46%          0.25%            0.96%
Strong Advisor Common Stock Fund, Inc.                               0.75%           0.54%          0.00%            1.29%
Strong Advisor Mid Cap Growth Fund                                   0.75%           0.89%          0.00%            1.64%
Strong Growth & Income Fund                                          0.55%           0.75%          0.00%            1.30%
Templeton Foreign Fund - Class A                                     0.61%           0.32%          0.25%            1.18%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                   BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS)


                                                                  Management         Other          12b-1       Total Underlying
                                                                     Fees           Expenses        Fees       Mutual Fund Annual
                                                                                                                    Expenses
---------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                        0.75%           0.48%          0.00%            1.23%
Federated High Yield Trust                                           0.75%           0.39%          0.00%            1.14%
Federated Intermediate Income Fund - Institutional Service
  Shares                                                             0.50%           0.40%          0.25%            1.15%
Fidelity Advisor Balanced Fund - Class A                             0.43%           0.26%          0.25%            0.94%
Fidelity Advisor Equity Growth Fund - Class A                        0.58%           0.29%          0.25%            1.12%
Fidelity Advisor Equity Income Fund - Class A                        0.48%           0.25%          0.25%            0.98%
Fidelity Advisor Growth Opportunities Fund - Class A                 0.20%           0.33%          0.25%            0.78%
Fidelity Advisor High Yield Fund - Class T                           0.58%           0.23%          0.25%            1.06%
Fidelity Advisor Overseas Fund - Class A                             0.76%           0.45%          0.25%            1.46%
Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A       0.60%           0.22%          0.35%            1.17%
Gartmore Investor Destinations Conservative Fund - Service Class     0.13%           0.43%          0.25%            0.81%
Gartmore Investor Destinations Moderately Conservative Fund -
  Service Class                                                      0.13%           0.42%          0.25%            0.80%
Gartmore Investor Destinations Moderately Aggressive Fund -
  Service Class                                                      0.13%           0.26%          0.25%            0.64%
Gartmore Investor Destinations Aggressive Fund - Class A             0.13%           0.29%          0.25%            0.67%
Janus Adviser Balanced Fund                                          0.65%           0.32%          0.25%            1.22%
Janus Adviser International Fund                                     0.65%           0.41%          0.25%            1.31%
Janus Adviser Worldwide Fund                                         0.65%           0.35%          0.25%            1.25%


Nationwide provides the Summary of Contract Expenses and Underlying Mutual Fund Annual Expenses to assist the contract owner in understanding the various costs and expenses that he or she will bear directly or indirectly. Expenses of both the variable account and the underlying mutual funds are set forth in the tables. Premium taxes are not included in the tables, but may apply (see "Premium Taxes").

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed maximum variable account annual expenses of 2.55%. This scenario reflects the highest expenses that could be assessed to a contract.

For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                 If you surrender your contract     If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                 applicable time period                time period
                                 ------------------------------    ------------------------------    ------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                 ------------------------------    ------------------------------    ------------------------------
American Century: Growth -        107     173    231      395        37     113    191      395        *     113      191     395
Investor Class

American Century: Income &        107     171    228      388        37     111    188      388        *     111      188     388
Growth - Advisor Class

American Century:                 112     186    251      432        42     126    211      432        *     126      211     432
International Growth -
Advisor Class

American Century: Short Term      103     161    211      356        33     101    171      356        *     101      171     356
Government - Investor Class

American Century: Ultra -         107     173    230      393        37     113    190      393        *     113      190     393
Investor Class

Dreyfus Appreciation Fund,        106     170    227      386        36     110    187      386        *     110      187     386
Inc.

Dreyfus Balanced Fund, Inc.       105     167    222      377        35     107    182      377        *     107      182     377

Dreyfus Emerging Leaders Fund     110     182    246      421        40     122    206      421        *     122      206     421

Dreyfus Premier Third Century     107     172    229      390        37     112    189      390        *     112      189     390
Fund, Inc. - Class Z

Federated Bond Fund - Class F     108     176    236      403        38     116    196      403        *     116      196     403

Federated Equity Income Fund      111     183    247      424        41     123    207      424        *     123      207     424
- Class F

Federated High Yield Trust        106     170    225      384        36     110    185      384        *     110      185     384

Federated Intermediate Income     105     167    222      377        35     107    182      377        *     107      182     377
Fund - Institutional Service
Shares

                                 If you surrender your contract     If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                 applicable time period                time period
                                 ------------------------------    ------------------------------    ------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                 ------------------------------    ------------------------------    ------------------------------
Fidelity Advisor Balanced         107     171    228      388        37     111    188      388        *     111      188     388
Fund - Class A

Fidelity Advisor Equity           108     176    236      403        38     116    196      403        *     116      196     403
Growth Fund - Class A

Fidelity Advisor Equity           107     172    229      390        37     112    189      390        *     112      189     390
Income Fund - Class A

Fidelity Advisor Growth           105     166    219      371        35     106    179      371        *     106      179     371
Opportunities Fund - Class A

Fidelity Advisor High Yield       108     175    234      399        38     115    194      399        *     115      194     399
Fund - Class T

Fidelity Advisor Overseas         112     186    251      432        42     126    211      432        *     126      211     432
Fund - Class A

Franklin Balance Sheet            107     172    229      391        37     112    189      391        *     112      189     391
Investment Fund

Franklin Mutual Series Fund       109     178    238      408        39     118    198      408        *     118      198     408
Inc. - Mutual Shares Fund:
Class A

Franklin Small Cap Growth         106     169    224      382        36     109    184      382        *     109      184     382
Fund - Class A

Gartmore Bond Fund - Class D      105     166    220      374        35     106    180      374        *     106      180     374

Gartmore Government Bond Fund     105     168    222      378        35     108    182      378        *     108      182     378
- Class D

Gartmore Growth Fund - Class D    107     171    228      389        37     111    188      389        *     111      188     389

Gartmore Investor                 103     161    212      358        33     101    172      358        *     101      172     358
Destinations Conservative
Fund - Service Class

Gartmore Investor                 103     161    212      358        33     101    172      358        *     101      172     358
Destinations Moderately
Conservative Fund - Service
Class

Gartmore Investor                 103     160    210      355        33     100    170      355        *     100      170     355
Destinations Moderate Fund -
Service Class

Gartmore Investor                 103     161    212      358        33     101    172      358        *     101      172     358
Destinations Moderately
Aggressive Fund - Service
Class

Gartmore Investor                 103     161    212      358        33     101    172      358        *     101      172     358
Destinations Aggressive Fund
- Service Class

Gartmore Large Cap Value Fund     112     187    253      435        42     127    213      435        *     127      213     435
- Class A - Class A

Gartmore Money Market Fund -      107     173    231      394        37     113    191      394        *     113      191     394
Service Class

Gartmore Total Return Fund  -     106     170    225      384        36     110    185      384        *     110      185     384
Class D

                                 If you surrender your contract     If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                 applicable time period                time period
                                 ------------------------------    ------------------------------    ------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                 ------------------------------    ------------------------------    ------------------------------
Gartmore Value Opportunities      112     186    252      434        42     126    212      434        *     126      212     434
Fund - Class A

Gartmore Variable Insurance       107     174    232      396        37     114    192      396        *     114      192     396
Trust - J.P. Morgan GVIT
Balanced Fund: Class I

INVESCO Dynamics Fund -           107     173    231      395        37     113    191      395        *     113      191     395
Investor Class

INVESCO Small Company Growth      110     182    246      421        40     122    206      421        *     122      206     421
Fund - Investor Class

INVESCO Total Return Fund -       110     182    245      419        40     122    205      419        *     122      205     419
Investor Class

Janus Adviser Balanced Fund       109     178    240      410        39     118    200      410        *     118      200     410

Janus Adviser International       110     181    243      417        40     121    203      417        *     121      203     417
Fund

Janus Adviser Worldwide Fund      109     179    241      413        39     119    201      413        *     119      201     413

Janus Fund                        106     168    223      380        36     108    183      380        *     108      183     380

Janus Twenty Fund                 106     168    223      380        36     108    183      380        *     108      183     380

Janus Worldwide Fund              106     169    225      383        36     109    185      383        *     109      185     383

Lazard Small Cap Portfolio -      109     177    238      407        39     117    198      407        *     117      198     407
Open Shares

Nationwide Bond Index Fund -      106     170    225      384        36     110    185      384        *     110      185     384
Class A

Nationwide International          107     171    228      389        37     111    188      389        *     111      188     389
Index Fund - Class A

Nationwide Large Cap Growth       113     190    258      444        43     130    218      444        *     130      218     444
Fund - Class A

Nationwide Mid Cap Market         105     166    220      374        35     106    180      374        *     106      180     374
Index Fund - Class A

Nationwide Small Cap Fund -       114     194    265      455        44     134    225      455        *     134      225     455
Class A

Nationwide Small Cap Index        107     173    231      395        37     113    191      395        *     113      191     395
Fund - Class A

Nationwide S&P 500(R) Index       102     157    205      345        32     97     165      345        *      97      165     345
Fund - Service Class

Neuberger Berman Genesis Fund     109     178    239      409        39     118    199      409        *     118      199     409
- Trust Class

                                 If you surrender your contract     If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                 applicable time period                time period
                                 ------------------------------    ------------------------------    ------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                 ------------------------------    ------------------------------    ------------------------------
Neuberger Berman Guardian         107     173    230      393        37     113    190      393        *     113      190     393
Fund - Trust Class                                                                                     *

Neuberger Berman Partners         107     173    231      395        37     113    191      395        *     113      191     395
Fund - Trust Class

Oppenheimer Capital               104     163    215      365        34     103    175      365        *     103      175     365
Appreciation Fund - Class A

Oppenheimer Global Fund -         109     177    237      406        39     117    197      406        *     117      197     406
Class A

Oppenheimer Strategic Income      107     171    228      388        37     111    188      388        *     111      188     388
Fund - Class A

PIMCO Total Return Fund -         107     172    229      391        37     112    189      391        *     112      189     391
Class A

Strong Advisor Common Stock       110     182    246      421        40     122    206      421        *     122      206     421
Fund, Inc.

Strong Advisor Mid Cap Growth     114     193    263      452        44     133    223      452        *     133      223     452
Fund

Strong Growth & Income Fund       110     182    246      422        40     122    206      422        *     122      206     422

Templeton Foreign Fund -          109     179    240      411        39     119    200      411        *     119      200     411
Class A


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

- Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*

-   Roth IRAs;


-   Simplified Employee Pension (SEP IRAs); and


-   Simple IRAs.

* Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.


If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.


Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAs

Roth IRA contracts are contracts that satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-   minimum participation rules;

-   top-heavy contribution rules;

-   nondiscriminatory allocation rules; and

-   requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAs

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-   vesting requirements,

-   participation requirements; and

-   administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current underlying mutual fund are no longer available for investment; or

    2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.



Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 6% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

    1)  the time the contract is surrendered;

    2)  annuitization; or

    3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

                              7 Year CDSC Schedule

    NUMBER OF COMPLETED
    YEARS FROM DATE OF                    CDSC
     PURCHASE PAYMENT                  PERCENTAGE
    ---------------------------------------------
              0                            7%
              1                            7%
              2                            6%
              3                            5%
              4                            4%
              5                            3%
              6                            2%
              7                            0%

5 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

                              5 Year CDSC Schedule

  NUMBER OF COMPLETED
  YEARS FROM DATE OF                      CDSC
   PURCHASE PAYMENT                    PERCENTAGE
    ---------------------------------------------
          0                                7%
          1                                7%
          2                                6%
          3                                4%
          4                                2%
          5                                0%

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

    1)  the lesser of:

        a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

        b)  10% of the contract value; or

    2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

    1) upon the annuitization of contracts which have been in force for at least two years;

    2)  upon payment of a death benefit; or

    3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

    1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

    2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.


For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.



The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.



This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.


DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

- 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

- 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

- 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered; or

    3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered; or

    3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered;

    3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

    4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

    1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

    2)  the spouses must be co-annuitants;

    3)  both co-annuitants must be age 85 or younger at the time of issue;

    4)  the spouses must each be named as beneficiaries;

    5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

    6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

    7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

    8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

    1)  the third contract anniversary has passed; and

    2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

    3) the contract owner has been diagnosed by a physician to have a terminal illness; and

    4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered; or

    3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered; or

    3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner may, at the time of application, purchase one of two Guaranteed Minimum Income Benefit options. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)  terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)  the benefit will terminate and will no longer be in effect; and

   c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if a GMIB option is elected), unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

  -  on a Nationwide form;

  -  signed by the contract owner; and

  -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

-  New Year's Day                   -  Independence Day

-  Martin Luther King, Jr. Day      -  Labor Day

-  Presidents' Day                  -  Thanksgiving

-  Good Friday                      -  Christmas

-  Memorial Day

Nationwide also will not price purchase payments if:

   1) trading on the New York Stock Exchange is restricted;

   2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts; and

   2) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   a)    is the sum of:

        1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

        2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

   b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


   c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

   2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   3) subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts 12 times per year.


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).



If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determines to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

   a) the amount requested; or

   b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

   -  variable account annual expenses;

   -  underlying mutual fund charges;

   -  the investment performance of the underlying mutual funds; and

   - any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.
SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund - Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   1) the lesser of:

      a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

      b)    10% of the contract value;

   2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


            CONTRACT OWNER'S         PERCENTAGE OF
                 AGE                CONTRACT VALUE
            -----------------       --------------
        Under age 59-1/2                  5%

   Age 59-1/2 through age 61              7%

     Age 62 through age 64                8%

     Age 65 through age 74               10%

        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

   - the age (or date) specified in your contract; or

   - the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

   1)  an annuity payment option; and

   2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1)  deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1)deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

   1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


   2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

   a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

   b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

   - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

   -  The contract is issued to a MALE at age 55, 65, or 70; and

   - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.


              7 Years in Accumulation
           $140,710.04 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase     Monthly
  Issue        Annuitization       Rate*          GMIB
 -----------    -----------    -------------     -------
     55             62             $4.72         $664.15
     65             72             $5.96         $838.63
     70             77             $6.79         $955.42

                  10 Years in Accumulation
            $162,889.46 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase    Monthly
    Issue      Annuitization       Rate*          GMIB
 -----------    -----------    -------------     -------
     55             65             $5.03         $819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35


 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
 -----------    -----------    -------------     -------
     55              70           $5.66        $1,132.00
     65              80           $7.32        $1,464.00
     70              85           $8.18        $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

   1)  after the contract has been in effect for seven years; and

   2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

   -  Life Annuity;

   -  Joint and Survivor Annuity; and

   - Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                           **PLEASE READ CAREFULLY**

   -  The GMIB must be elected at the time of application;

   - The annuitant must be age 82 or younger at the time the contract is issued; and

   - The GMIB is irrevocable and will remain for as long as the contract remains in force.

                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

   - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

   - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

  - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

   - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

   - GMIB may not be approved in all states.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

   The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

   1)  in a lump sum;

   2)  as an annuity; or

   3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.


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DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

   1)  proper proof of the annuitant's death;

   2)  an election specifying the distribution method; and

   3)  any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   1) the contract value; or

   2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered;

   3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

   4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected and optional CDSC schedule.


The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.



REQUIRED DISTRIBUTIONS - GENERAL INFORMATION



In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.



Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.



Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.



REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAs, SIMPLE IRAs, AND ROTH IRAS



Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distributions may be paid in a lump sum or in substantially equal payments over:



   (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or



   (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person

10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.



For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.



If the contract owner's entire interest in an Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.



If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:



   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;



   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and



   (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.



If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:



   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;



   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and



   (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.



If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.



For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.



Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-  the type of contract purchased;

-  the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-  Individual Retirement Annuities;

-  SEP IRAs;

-  Simple IRAs; and

-  Roth IRAs.

This discussion is not intended to serve as tax advice. Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs or Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age
     59-1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.



In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:



     -    generally lowering federal income tax rates;



     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;



     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;



     -    eliminating and/or reducing the highest federal estate tax rates;



     -    increasing the estate tax credit; and



     -    for persons dying after 2009, repealing the estate tax.



All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.



On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.



There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the Gartmore Money Market
Fund: Service Class. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Gartmore Money Market Fund: Service Class' units. Yield is an annualized figure, which means that it is assumed that the Gartmore Money Market Fund: Service Class generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;

     -    real estate;

     -    stocks and bonds;

     -    closed-end funds;

     -    bank money market deposit accounts and passbook savings;

     -    CDs; and

     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;

     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -    Donoghue Money Fund Average;

     -    U.S. Treasury Note Index;

     -    Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;

     -    CDA/Wiesenberger;

     -    Morningstar;

     -    Donoghue's;

     -    magazines such as:

          -    Money;

          -    Forbes;

          -    Kiplinger's Personal Finance Magazine;

          -    Financial World;

          -    Consumer Reports;

          -    Business Week;

          -    Time;

          -    Newsweek;

          -    National Underwriter; and

          -    U.S. News and World Report;


     -    LIMRA;

     -    Value;

     -    Best's Agent Guide;

     -    Western Annuity Guide;

     -    Comparative Annuity Reports;

     -    Wall Street Journal;

     -    Barron's;

     -    Investor's Daily;

     -    Standard & Poor's Outlook; and

     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").


Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen 2.55%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.



Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 1.20% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.


Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                           10 Years
                                                                                         or Date Fund
                                                                                         Available in       Date Fund
                                                                                         the Variable      Available in
                                                            1 Year          5 Years         Account        the Variable
                  Sub-Account Option                     to 12/31/2001   to 12/31/2001   to 12/31/2001       Account
                  ------------------                     -------------   -------------   -------------       -------
American Century: Growth - Investor Class                   -26.30%           7.14%           5.62%          01/28/83

American Century: Income & Growth - Advisor Class           -17.21%             N/A         -17.05%          05/01/00

American Century: International Growth - Advisor Class      -33.85%             N/A         -28.65%          05/01/00

American Century: Short Term Government - Investor           -2.56%           2.38%           2.48%          04/30/84
Class

American Century: Ultra - Investor Class                    -22.63%           6.48%           7.90%          10/15/93

Dreyfus Appreciation Fund, Inc.                             -19.13%             N/A           2.70%          01/05/98

Dreyfus Balanced Fund, Inc.                                 -13.43%             N/A           0.13%          01/05/98

Dreyfus Emerging Leaders Fund                               -18.37%             N/A         -10.46%          05/01/00

Dreyfus Premier Third Century Fund, Inc. - Class Z          -30.88%           4.39%           7.50%          01/04/93

Federated Bond Fund - Class F                                -2.43%           1.76%           2.08%          11/01/96

Federated Equity Income Fund - Class F                      -19.63%             N/A         -25.28%          10/02/00

Federated High Yield Trust                                  -11.07%             N/A          -5.88%          12/31/97

Federated Intermediate Income Fund - Institutional           -2.31%             N/A           0.88%          09/29/00
Service Shares

Fidelity Advisor Balanced Fund - Class A                    -10.95%             N/A          -9.92%          05/01/00

Fidelity Advisor Equity Growth Fund - Class A               -25.65%             N/A         -29.22%          10/02/00

Fidelity Advisor Equity Income Fund - Class A               -11.39%             N/A          -1.12%          05/01/00

Fidelity Advisor Growth Opportunities Fund - Class A        -23.00%             N/A         -23.10%          05/01/00

Fidelity Advisor High Yield Fund - Class T                  -10.43%          -1.62%           0.74%          12/18/95

Fidelity Advisor Overseas Fund - Class A                    -27.63%             N/A         -28.21%          10/02/00

Franklin Balance Sheet Investment Fund                        7.68%             N/A          12.03%          10/02/00

Franklin Mutual Series Fund Inc. - Mutual Shares             -3.78%             N/A           4.51%          01/05/98
Fund: Class A

Franklin Small Cap Growth Fund - Class A                    -27.99%             N/A         -25.77%          05/01/00

Gartmore Bond Fund - Class D                                  0.10%           2.96%           3.86%          01/02/85

Gartmore Government Bond Fund - Class D                      -1.73%           3.84%           3.79%          12/18/95

Gartmore Growth Fund - Class D                              -34.57%          -4.99%           2.48%          01/02/85

Gartmore Investor Destinations Conservative Fund -           -7.45%             N/A          -6.03%          10/02/00
Service Class

Gartmore Investor Destinations Moderately                   -10.44%             N/A          -9.36%          10/02/00
Conservative Fund - Service Class

Gartmore Investor Destinations Moderate Fund -              -13.69%             N/A         -13.28%          10/02/00
Service Class

Gartmore Investor Destinations Moderately Aggressive        -17.35%             N/A         -17.18%          10/02/00
Fund - Service Class

Gartmore Investor Destinations Aggressive Fund -            -19.76%             N/A         -20.07%          10/02/00
Class A

Gartmore Large Cap Value Fund - Class A - Class A           -13.72%             N/A          -1.97%          12/23/98

Gartmore Money Market Fund - Service Class                   -6.22%             N/A          -2.39%          04/28/00

Gartmore Total Return Fund - Class D                        -20.21%           5.92%           7.95%          01/02/85

Gartmore Value Opportunities Fund -  Class A                 -7.71%             N/A          -0.81%          10/02/00

Gartmore Variable Insurance Trust - J.P. Morgan GVIT         **                 N/A         -10.35%          08/01/01
Balanced Fund: Class I

INVESCO Dynamics Fund - Investor Class                      -39.19%             N/A          -0.55%          12/23/98

                                                                                           10 Years
                                                                                         or Date Fund
                                                                                         Available in       Date Fund
                                                                                         the Variable      Available in
                                                            1 Year          5 Years         Account        the Variable
                  Sub-Account Option                     to 12/31/2001   to 12/31/2001   to 12/31/2001       Account
                  ------------------                     -------------   -------------   -------------       -------
INVESCO Small Company Growth Fund - Investor Class          -28.34%             N/A         -24.47%          05/01/00

INVESCO Total Return Fund - Investor Class                  -10.23%             N/A          -7.76%          05/01/00

Janus Adviser Balanced Fund                                 -13.77%             N/A         -13.04%          10/02/00

Janus Adviser International Fund                            -30.03%             N/A         -31.66%          10/02/00

Janus Adviser Worldwide Fund                                -28.49%             N/A         -31.02%          10/02/00

Janus Fund                                                  -33.05%           6.12%           8.46%          12/18/95

Janus Twenty Fund                                           -35.85%           8.73%          10.14%          10/15/93

Janus Worldwide Fund                                        -30.12%           6.41%           6.97%          11/01/96

Lazard Small Cap Portfolio - Open Shares                      7.67%             N/A           8.63%          12/23/98

Nationwide Bond Index Fund - Class A                         -2.54%             N/A           1.84%          09/29/00

Nationwide International Index Fund - Class A               -29.79%             N/A         -27.12%          10/02/00

Nationwide Large Cap Growth Fund - Class A                  -28.18%             N/A          -9.99%          12/23/98

Nationwide Mid Cap Market Index Fund - Class A              -11.00%             N/A         -10.78%          10/02/00

Nationwide Small Cap Fund - Class A                         -11.10%             N/A           3.69%          12/23/98

Nationwide Small Cap Index Fund - Class A                    -7.87%             N/A         -10.62%          10/02/00

Nationwide S&P 500(R) Index Fund - Service Class            -20.56%             N/A          -5.86%          12/23/98

Neuberger Berman Genesis Fund - Trust Class                   2.21%             N/A           5.93%          01/05/98

Neuberger Berman Guardian Fund - Trust Class                -11.13%             N/A         -10.90%          05/01/00

Neuberger Berman Partners Fund - Trust Class                -12.33%             N/A          -7.30%          05/01/00

Oppenheimer Global Fund - Class A                           -20.08%          11.39%          13.03%          01/04/93

Oppenheimer Capital Appreciation Fund - Class A             -20.89%             N/A         -23.41%          10/02/00

Oppenheimer Strategic Income Fund - Class A                  -6.07%             N/A          -5.94%          10/02/00

PIMCO Total Return Fund - Class A                            -0.76%             N/A           2.72%          09/29/00

Strong Advisor Common Stock Fund, Inc.                      -10.93%             N/A           8.05%          12/23/98

Strong Advisor Mid Cap Growth Fund                          -37.35%             N/A         -44.26%          10/02/00

Strong Growth & Income Fund                                 -27.57%             N/A         -31.03%          10/02/00

Templeton Foreign Fund - Class A                            -16.57%           1.19%           4.64%          02/01/95



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT


                                                                                                     10 Years
                                                                                                  to 12/31/2001
                                                                      1 Year          5 Years       or Life of        Date Fund
        Sub-Account Option                                        to 12/31/2001    to 12/31/2001        Fund           Effective
        ------------------                                        -------------    -------------    -------------     ----------
American Century: Growth - Investor Class                            -19.65%           9.23%             7.08%         06/30/71
American Century: Income & Growth - Advisor Class                     -9.74%           8.98%            11.60%         12/17/90
American Century: International Growth - Advisor Class               -27.88%           6.29%             8.82%         05/09/91
American Century: Short Term Government - Investor Class               5.86%           4.49%             3.86%         12/15/82
American Century: Ultra - Investor Class                             -15.64%           8.57%            10.22%         11/02/81
Dreyfus Appreciation Fund, Inc.                                      -11.83%           9.50%            10.87%         01/18/84
Dreyfus Balanced Fund, Inc.                                           -5.61%           5.42%             7.97%         09/30/92
Dreyfus Emerging Leaders Fund                                        -11.00%          13.30%            20.10%         09/29/85
Dreyfus Premier Third Century Fund, Inc. - Class Z                   -24.64%           6.51%             8.03%         03/29/72
Federated Bond Fund - Class F                                          6.03%           3.91%             6.53%         05/20/87

                                                                                                       10 Years
                                                                                                     to 12/31/2001
                                                                    1 Year           5 Years         or Life of     Date Fund
             Sub-Account Option                                  to 12/31/2001     to 12/31/2001         Fund       Effective
             ------------------                                  -------------     -------------         ----       ---------
Federated Equity Income Fund - Class F                              -12.37%             4.64%            8.07%        11/12/93
Federated High Yield Trust                                           -3.07%            -0.48%            5.00%        08/23/84
Federated Intermediate Income Fund - Institutional                    6.09%             4.98%            5.08%        12/20/93
Service Shares
Fidelity Advisor Balanced Fund - Class A                             -2.91%             5.29%            6.44%        01/06/87
Fidelity Advisor Equity Growth Fund - Class A                       -18.93%            10.00%           11.86%        11/22/83
Fidelity Advisor Equity Income Fund - Class A                        -3.39%             8.86%           12.15%        04/25/83
Fidelity Advisor Growth Opportunities Fund - Class A                -16.04%             1.75%            8.81%        11/18/87
Fidelity Advisor High Yield Fund - Class T                           -2.38%             0.53%            6.68%        01/05/87
Fidelity Advisor Overseas Fund - Class A                            -21.09%             1.60%            5.53%        04/23/90
Franklin Balance Sheet Investment Fund                               16.28%            10.48%           13.93%        04/30/90
Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A        4.66%            10.33%           13.70%        01/03/66
Franklin Small-Mid Cap Growth Fund - Class A                        -21.49%             9.02%           14.71%        02/14/92
Gartmore Bond Fund - Class D                                          8.52%             5.05%            5.26%        03/03/80
Gartmore Government Bond Fund - Class D                               6.70%             5.94%            5.68%        02/28/92
Gartmore Growth Fund - Class D                                      -28.66%            -2.89%            3.90%        02/27/61
Gartmore Investor Destinations Conservative Fund - Service Class      0.90%              N/A             1.24%        03/30/00
Gartmore Investor Destinations Moderately Conservative Fund -        -2.36%              N/A             1.92%        03/30/00
Service Class
Gartmore Investor Destinations Moderate Fund - Service Class         -5.90%              N/A            -5.37%        03/30/00
Gartmore Investor Destinations Moderately Aggressive Fund -          -9.89%              N/A             9.65%        03/30/00
Service Class
Gartmore Investor Destinations Aggressive Fund - Class A            -12.52%              N/A           -12.91%        03/30/00
Gartmore Large Cap Value Fund - Class A - Class A                    -5.93%              N/A             2.07%        11/02/98
Gartmore Money Market Fund - Service Class                            2.14%             3.54%            3.15%        03/03/80
Gartmore Total Return Fund - Class D                                -13.01%             8.02%            9.45%        05/11/33
Gartmore Value Opportunities Fund - Class A                           0.62%              N/A            15.22%        12/29/99
Gartmore Variable Insurance Trust - J.P. Morgan GVIT                 -4.84%              N/A             0.23%        10/31/91
Balanced Fund: Class I
INVESCO Dynamics Fund - Investor Class                              -33.70%             8.89%           11.73%        09/01/67
INVESCO Small Company Growth Fund - Investor Class                  -21.87%            10.05%           12.67%        12/27/91
INVESCO Total Return Fund - Investor Class                           -2.12%             4.73%            8.12%        09/22/87
Janus Adviser Balanced Fund                                          -5.99%              N/A            11.96%        04/30/97
Janus Adviser International Fund                                    -23.72%              N/A             8.87%        04/30/97
Janus Adviser Worldwide Fund                                        -22.03%              N/A             9.50%        04/30/97
Janus Fund                                                          -27.00%             8.22%            9.75%        02/05/70
Janus Twenty Fund                                                   -30.06%            10.81%           10.42%        04/26/85
Janus Worldwide Fund                                                -23.81%             8.51%           12.22%        05/15/91
Lazard Small Cap Portfolio - Open Shares                             16.27%              N/A             7.37%        01/30/97
Nationwide Bond Index Fund - Class A                                  5.86%              N/A             7.70%        12/29/99
Nationwide International Index Fund - Class A                       -23.45%              N/A           -19.07%        12/29/99
Nationwide Large Cap Growth Fund - Class A                          -21.70%              N/A            -2.72%        11/02/98
Nationwide Mid Cap Market Index Fund - Class A                       -2.97%              N/A             6.79%        12/29/99
Nationwide Small Cap Fund - Class A                                  -3.07%              N/A             7.95%        11/02/98
Nationwide Small Cap Index Fund - Class A                             0.45%              N/A            -2.86%        12/29/99

                                                                                                     10 Years
                                                                                                   to 12/31/2001
                                                                    1 Year           5 Years         or Life of   Date Fund
             Sub-Account Option                                  to 12/31/2001     to 12/31/2001       Fund       Effective
             ------------------                                  -------------     -------------       ----       ---------
Nationwide S&P 500(R) Index Fund - Service Class                    -13.39%             N/A           -0.40%      10/30/98
Neuberger Berman Genesis Fund - Trust Class                          10.73%           12.78%          13.96%      09/26/88
Neuberger Berman Guardian Fund - Trust Class                         -3.11%            3.42%           9.04%      06/01/50
Neuberger Berman Partners Fund - Trust Class                         -4.41%            6.20%          11.31%      01/20/75
Oppenheimer Global Fund - Class A                                   -12.86%           13.46%          11.14%      12/22/69
Oppenheimer Capital Appreciation Fund - Class A                     -13.75%           12.56%          12.96%      01/22/81
Oppenheimer Strategic Income Fund - Class A                           2.32%            2.70%           5.57%      10/16/89
PIMCO Total Return Fund - Class A                                     7.65%            6.37%           6.43%      05/11/87
Strong Advisor Common Stock Fund, Inc.                               -2.89%           11.15%          14.39%      12/29/89
Strong Advisor Mid Cap Growth Fund                                  -31.70%            8.32%           8.32%      12/31/96
Strong Growth & Income Fund                                         -21.03%            9.14%          12.41%      12/29/95
Templeton Foreign Fund - Class A                                     -9.03%            3.35%           7.18%      10/05/82




            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
General Information and History..........................................    1
Services.................................................................    1
Purchase of Securities Being Offered.....................................    1
Underwriters.............................................................    2
Calculations of Performance..............................................    2
Annuity Payments.........................................................    3
Condensed Financial Information..........................................    3
Financial Statements.....................................................  161

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS



The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - ADVISOR CLASS

Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH - ADVISOR CLASS

Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS

Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS EMERGING LEADERS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 2,
2000)

Investment Objective: Capital growth by investing in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services, or processes having the potential to enhance earnings growth. The Fund invests at least 65% of total assets in companies with total market values of less than $1.5 billion at the time of purchase. The Fund's investments may include common stocks, preferred stocks and convertible securities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED EQUITY INCOME FUND - CLASS F

Investment Objective: The fund seeks to provide above average income and capital appreciation by investing in income-producing equity securities, including securities that are convertible into common stock. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED HIGH YIELD TRUST

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED INTERMEDIATE INCOME FUND - INSTITUTIONAL SERVICE SHARES

Investment Objective: The fund seeks to provide current income by primarily investing in investment grade debt securities, including U.S. government obligations, corporate debt securities, and mortgage-backed securities. The fund's dollar-weighted average portfolio maturity generally ranges between three and 10 years; the average weighted portfolio duration is usually between three and seven years. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS A

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A

Investment Objective: The fund seeks capital appreciation by primarily investing in common and preferred stocks and convertibles of companies with above-average growth characteristics. Generally, the fund will invest in the securities of smaller, lesser-known companies. The fund may also purchase high-yield, high-risk securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR OVERSEAS FUND - CLASS A

Investment Objective: The fund seeks capital growth. The fund normally invests at least 65% of assets in foreign securities. The fund intends to diversify investments across various countries and regions, and determines geographic allocation based on the size of the market of each country or region in relation to the international market as a whole. The fund may also invest in debt securities of any quality. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN BALANCE SHEET INVESTMENT FUND

Investment Objective: The fund seeks total return. The fund invests primarily in equities it judges to be undervalued; these typically include common and preferred stocks that may be purchased at prices that are considered low relative to the book value of the company. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.


FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A


Investment Objective: Long-term capital growth by investing primarily in equity securities of small capitalization growth companies, which have market cap values of less than $1.5 billion. Franklin Advisers, Inc. serves as the Fund's investment adviser.


GARTMORE BOND FUND - CLASS D



Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



GARTMORE GOVERNMENT BOND FUND - CLASS D



Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



GARTMORE GROWTH FUND - CLASS D



Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.




GARTMORE INVESTOR DESTINATIONS FUNDS



          GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND - SERVICE CLASS


          Investment Objective: Seeks income and long term growth of capital. The Fund's investment strategy includes a focus on bonds and short-term investments while including some stock investments for long term growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.


          GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND - SERVICE CLASS


          Investment Objective: Seeks income and long term growth of capital. The investments of the Fund are weighted toward bond investments and short-term investments while including substantial stock investments for long-term growth. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.


          GARTMORE INVESTOR DESTINATIONS MODERATE FUND - SERVICE CLASS


          Investment Objective: Seeks growth of capital and income. The Fund's investments are weighted towards stock investments with a substantial portion in bonds and short-term investments to add income and reduce volatility. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.


          GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND - SERVICE CLASS


          Investment Objective: Seeks growth of capital and income. The investments of the Fund are weighted toward stock investments, but include some bonds and short-term investments to reduce volatility. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.


          GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND - SERVICE CLASS


          Investment Objective: Seeks growth of capital through primarily investing in U.S. and international stocks. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

GARTMORE LARGE CAP VALUE FUND - CLASS A



Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.



GARTMORE MONEY MARKET FUND - SERVICE CLASS



Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



GARTMORE TOTAL RETURN FUND - CLASS D



Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



GARTMORE VALUE OPPORTUNITIES FUND - CLASS A



Investment Objective: The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents. The fund invests primarily in stocks of U.S. and foreign companies which the fund considers "value" companies. Under normal conditions the fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



GARTMORE VARIABLE INSURANCE TRUST



Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.



J.P. MORGAN GVIT BALANCED FUND: CLASS I



Subadviser: J.P. Morgan Investment Management, Inc. Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed


INVESCO DYNAMICS FUND - INVESTOR CLASS

Investment Objective: To seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Trust Company serves as the Fund's sub-adviser.

INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS

Investment Objective: To seek long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND - INVESTOR CLASS

Investment Objective: To seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS ADVISER BALANCED FUND

Investment Objective: The fund seeks long-term capital growth and current income. The fund normally invests between 40 and 60% of assets in common stocks selected for growth potential. It may invest the balance of assets in income-oriented securities, such as equities, convertibles and debt obligations. The fund typically invests at least 25% of assets in fixed-income senior securities, which may include debt and preferred stocks. The fund currently offers Retirement and Institutional shares. The fund was formed from the reorganization of the Janus Aspen Balanced Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS ADVISER INTERNATIONAL FUND

Investment Objective: The fund seeks long-term capital growth. The fund normally invests at least 65% of assets in equities of issuers from at least five different countries. It typically invests no more than 35% of assets in high-yielding securities. The fund may also invest in debt securities and derivatives. The fund was formed from the reorganization of the Janus Aspen International Growth Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS ADVISER WORLDWIDE FUND

Investment Objective: The fund seeks long-term capital growth. The fund invests primarily in foreign and domestic stocks. It normally invests in at least five countries, including the United States. It typically invests no more than 35% of assets in high-yielding securities. It may invest up to 25% of assets in mortgage- and asset-backed securities, and step coupon securities. It may invest without limit in index/structured securities. The fund may also invest in preferred stocks, warrants, convertibles and debt. The fund was formed from the reorganization of the Janus Aspen Worldwide Growth Portfolio - Retirement Shares on August 1, 2000. Janus Capital serves as the Fund's investment adviser.

JANUS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001)

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001)

Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 2, 2000)

Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES

Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the Fund's investment adviser.


NATIONWIDE BOND INDEX FUND - CLASS A



Investment Objective: Seeks to provide investment results that correspond to the performance of the Lehman Brothers Aggregate Bond Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



NATIONWIDE INTERNATIONAL INDEX FUND - CLASS A



Investment Objective: Seeks to provide investment results that correspond to the performance of the unmanaged Morgan Stanley Capital International Europe, Australia, Far East Index (the EAFE Index). Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE LARGE CAP GROWTH FUND - CLASS A



Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.



NATIONWIDE MID CAP MARKET INDEX FUND - CLASS A



Investment Objective: Seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Standard & Poor's Mid-Cap 400 Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



NATIONWIDE SMALL CAP FUND - CLASS A



Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.



NATIONWIDE SMALL CAP INDEX FUND - CLASS A



Investment Objective: Seeks to provide investment results that correspond to the performance of publicly traded common stocks, as measured by the unmanaged Russell 2000 Index. Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.



NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS



Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Gartmore Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.



"S&P 500(R)" has been licensed for use by Gartmore Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


NEUBERGER BERMAN GENESIS FUND - TRUST CLASS

Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the Fund's investment adviser

NEUBERGER BERMAN GUARDIAN FUND - TRUST CLASS

Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS FUND - TRUST CLASS

Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER CAPITAL APPRECIATION FUND - CLASS A

Investment Objective: The fund seeks capital appreciation. The fund primarily invests in common stocks of newer companies; it may invest in companies of any size and capitalization. The fund may invest up to 35% of assets in foreign securities. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

OPPENHEIMER STRATEGIC INCOME FUND - CLASS A

Investment Objective: The fund seeks high current income by investing mainly in debt securities and by writing covered call options in them. The fund mainly invests in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower rated yield securities of U.S. and foreign companies. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PIMCO TOTAL RETURN FUND - CLASS A

Investment Objective: The fund seeks total return consistent with preservation of capital. The fund invests at least 65% of its assets in debt securities, including U.S. government and corporate bonds, and mortgage-related securities. It may invest up to 20% of assets in securities denominated in foreign currencies. PIMCO serves as the Fund's investment adviser.

STRONG ADVISOR COMMON STOCK FUND, INC.

Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG ADVISOR MID CAP GROWTH FUND

Investment Objective: The fund seeks capital growth. The fund normally invests at least 80% of assets in equities; it typically invests at least 65% of assets in companies with medium market capitalizations between $800 million and $5 billion. The fund may invest up to 20% of assets in investment-grade debt securities, including intermediate- to long-term corporate or U.S. government debt securities. It may hold up to 5% of assets in debt rated below investment-grade. The fund may invest up to 25% of assets in foreign securities, including depositary receipts. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG GROWTH & INCOME FUND

Investment Objective: The fund seeks total return through capital growth and income. The fund normally invests at least 65% of assets in equity securities, focusing on those that pay current dividends. It may invest the remaining assets in intermediate-to long-term corporate or U.S. government bonds. Although the bonds in which it invests are primarily investment-grade, the fund may invest up to 5% of assets in non-investment-grade bonds. It may invest up to 25% of assets in foreign securities, including depositary receipts. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2001 (2.55%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


          CALLING: 1-800-848-6331, TDD 1-800-238-3035

          WRITING: Nationwide Life Insurance Company
                   P.O. Box 16609
                   Columbus, Ohio 43216-6609

          CHECKING ON-LINE AT: www.bestofamerica.com

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 0.95%)
                    (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
American Century:                        8.006373                6.449502              -19.45%             24,480        2001
Growth - Investor Class                 10.000000                8.006373              -19.94%             18,894        2000

American Century:                        8.939837                8.090015               -9.51%             65,887        2001
Income & Growth -                       10.000000                8.939837              -10.60%             28,545        2000
Advisor Class

American Century:                        8.703964                6.293419              -27.69%             13,166        2001
International Growth -                  10.000000                8.703964              -12.96%             10,521        2000
Advisor Class

American Century: Short                 10.573184               11.221121                6.13%             33,476        2001
Term Government -                       10.000000               10.573184                5.73%              8,134        2000
Investor Class

American Century: Ultra -                8.012883                6.776523              -15.43%            150,587        2001
Investor Class                          10.000000                8.012883              -19.87%            141,363        2000

Dreyfus Appreciation                     9.991471                8.832242              -11.60%             92,105        2001
Fund, Inc.                              10.000000                9.991471               -0.09%             55,201        2000

Dreyfus Balanced Fund,                   9.876646                9.346072               -5.37%             19,365        2001
Inc.                                    10.000000                9.876646               -1.23%             12,791        2000

Dreyfus Emerging                        10.299752                9.190358              -10.77%              1,134        2001
Leaders Fund                            10.000000               10.299752                3.00%              1,282        2000

Dreyfus Premier Third                    8.654874                6.539025              -24.45%             38,237        2001
Century Fund, Inc. -                    10.000000                8.654874              -13.45%             38,237        2000
Class Z

                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
Federated Bond Fund -                   10.446497               11.104428                6.30%             19,305        2001
Class F                                 10.000000               10.446497                4.46%              6,543        2000

Federated Equity Income                  8.688905                7.633153              -12.15%                  0        2001
Fund - Class F                          10.000000                8.688905              -13.11%                  0        2000

Federated High Yield                     9.256360                8.995104               -2.82%              2,138        2001
Trust                                   10.000000                9.256360               -7.44%              3,453        2000

Federated Intermediate                  10.366304               11.025342                6.36%              8,072        2001
Income Fund -                           10.000000               10.366304                3.66%                  0        2000
Institutional Service
Shares

Fidelity Advisor Balanced                9.535378                9.281568               -2.66%             33,818        2001
Fund - Class A                          10.000000                9.535378               -4.65%              5,901        2000

Fidelity Advisor Equity                  8.778524                7.134728              -18.73%             36,401        2001
Growth Fund - Class A                   10.000000                8.778524              -12.21%                  0        2000

Fidelity Advisor Equity                 11.153342               10.802783               -3.14%             65,679        2001
Income Fund - Class A                   10.000000               11.153342               11.53%             17,586        2000

Fidelity Advisor Growth                  8.471403                7.130415              -15.83%             10,871        2001
Opportunities Fund -                    10.000000                8.471403              -15.29%              9,358        2000
Class A

Fidelity Advisor High                    9.055246                8.862640               -2.13%              4,378        2001
Yield Fund - Class T                    10.000000                9.055246               -9.45%              4,427        2000

Fidelity Advisor Overseas                9.179810                7.261801              -20.89%              1,607        2001
Fund - Class A                          10.000000                9.179810               -8.20%                  0        2000

Franklin Balance Sheet                  10.697280               12.470576               16.58%              7,277        2001
Investment Fund                         10.000000               10.697280                6.97%                  0        2000

Franklin Mutual Series                  11.043068               11.587095                4.93%             48,422        2001
Fund, Inc. - Mutual                     10.000000               11.043068               10.43%                  0        2000
Shares Fund: Class A

Franklin Small-Mid Cap                   8.541275                6.722932              -21.29%             61,740        2001
Growth Fund - Class A                   10.000000                8.541275              -14.59%             28,023        2000

                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
Gartmore Bond Fund -                    10.608876               11.541979                8.80%              7,469        2001
Class D                                 10.000000               10.608876                6.09%                392        2000

Gartmore Government                     10.987054               11.752975                6.97%             75,180        2001
Bond Fund- Class D                      10.000000               10.987054                9.87%              5,241        2000

Gartmore Growth Fund -                   7.369169                5.270727              -28.48%              4,350        2001
Class D                                 10.000000                7.369169              -26.31%              4,350        2000

Gartmore Investor                       10.039080               10.155205                1.16%                  0        2001
Destinations Conservative               10.000000               10.039080                0.39%                  0        2000
Fund - Service Class

Gartmore Investor                        9.917994                9.709012               -2.11%                  0        2001
Destinations Moderately                 10.000000                9.917994               -0.82%                  0        2000
Conservative Fund -
Service Class

Gartmore Investor                        9.739100                9.188044               -5.66%             18,207        2001
Destinations Moderate                   10.000000                9.739100               -2.61%                  0        2000
Fund - Service Class

Gartmore Investor                        9.603495                8.676240               -9.66%                  0        2001
Destinations Moderately                 10.000000                9.603495               -3.97%                  0        2000
Aggressive Fund -
Service Class

Gartmore Investor                        9.465217                8.301650              -12.29%                  0        2001
Destinations Aggressive                 10.000000                9.465217               -5.35%                  0        2000
Fund - Class A

Gartmore Large Cap                      11.229368               10.590508               -5.69%              7,889        2001
Value Fund - Class A                    10.000000               11.229368               12.29%                  0        2000

Gartmore Money Market                   10.332702               10.580827                2.40%            208,916        2001
Fund* - Service Class                   10.000000               10.332702                3.33%             15,275        2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.34%.

                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
Gartmore Total Return                    9.555125                8.333346              -12.79%             11,331        2001
Fund - Class D                          10.000000                9.555125               -4.45%              5,405        2000

Gartmore Value                          10.722700               10.816539                0.88%                  0        2001
Opportunities Fund -                    10.000000               10.722700                7.23%                  0        2000
Class A

Gartmore Variable                       10.000000                9.705404               -2.95%                  0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                         8.618967                5.728945              -33.53%            109,091        2001
Fund - Investor Class                   10.000000                8.618967              -13.81%             64,128        2000

INVESCO Small                            8.834977                6.920419              -21.67%             19,961        2001
Company Growth Fund -                   10.000000                8.834977              -11.65%             12,232        2000
Investor Class

INVESCO Total Return                     9.841281                9.656751               -1.88%              2,947        2001
Fund -Investor Class                    10.000000                9.841281               -1.59%                738        2000

Janus Adviser Balanced                   9.783183                9.220558               -5.75%             20,609        2001
Fund                                    10.000000                9.783183               -2.17%                350        2000

Janus Adviser                            8.929608                6.829199              -23.52%                  0        2001
International Fund                      10.000000                8.929608              -10.70%                  0        2000

Janus Adviser Worldwide Fund             8.838918                6.909361              -21.83%             39,243        2001
                                        10.000000                8.838918              -11.61%             17,539        2000

Janus Fund                               7.982384                5.842114              -26.81%            131,732        2001
                                        10.000000                7.982384              -20.18%             50,813        2000

Janus Twenty Fund                        6.879094                4.823650              -29.88%            255,259        2001
                                       10.0000000                6.879094              -31.21%            181,852        2000

Janus Worldwide Fund                     7.873214                6.013992              -23.61%             81,297        2001
                                        10.000000                7.873214              -21.27%             88,079        2000

Lazard Small Cap                        10.769748               12.553546               16.56%              7,669        2001
Portfolio - Open Shares                 10.000000               10.769748                7.70%              1,762        2000

                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
Nationwide Bond Index                   10.504913               11.148665                6.13%                202        2001
Fund - Class A                          10.000000               10.504913                5.05%                  0        2000

Nationwide International                 9.642410                7.399695              -23.26%                  0        2001
Index Fund - Class A                    10.000000                9.642410               -3.58%                  0        2000

Nationwide Large Cap                     7.492414                5.881738              -21.50%                615        2001
Growth Fund - Class A                   10.000000                7.492414              -25.08%                  0        2000

Nationwide Mid Cap                       9.785451                9.519402               -2.72%                639        2001
Market Index Fund -                     10.000000                9.785451               -2.15%                  0        2000
Class A

Nationwide Small Cap                    10.124691                9.838784               -2.82%                925        2001
Fund - Class A                          10.000000               10.124691                1.25%                207        2000

Nationwide Small Cap                     9.475219                9.541646                0.70%                282        2001
Index Fund - Class A                    10.000000                9.475219               -5.25%                  0        2000

Nationwide S&P 500(R)                    8.970533                7.789303              -13.17%             97,798        2001
Index Fund - Service                    10.000000                8.970533              -10.29%            101,963        2000
Class

Neuberger Berman                        11.858163               13.163794               11.01%             28,676        2001
Genesis Fund- Trust                     10.000000               11.858163               18.58%              4,295        2000
Class

Neuberger Berman                         9.383282                9.114549               -2.86%              1,794        2001
Guardian Fund - Trust                   10.000000                9.383282               -6.17%              1,783        2000
Class

Neuberger Berman                        10.160186                9.736446               -4.17%              5,642        2001
Partners Fund - Trust                   10.000000               10.160186                1.60%              2,568        2000
Class

Oppenheimer Capital                      9.103062                7.871472              -13.53%             29,728        2001
Appreciation Fund -                     10.000000                9.103062               -8.97%                  0        2000
Class A

Oppenheimer Global                       9.525990                8.321785              -12.64%             92,334        2001
Fund - Class A                          10.000000                9.525990               -4.74%             49,595        2000

Oppenheimer Strategic                    9.909668               10.165191                2.58%                  0        2001
Income Fund -                           10.000000                9.909668               -0.90%                  0        2000
Class A

PIMCO Total Return                      10.433703               11.260935                7.93%              1,561        2001
Fund - Class A                          10.000000               10.433703                4.34%                328        2000

                                                                                                          NUMBER OF
                                 ACCUMULATION UNIT VALUE   ACCUMULATION UNIT       PERCENT CHANGE      ACCUMULATION
   UNDERLYING MUTUAL                AT BEGINNING OF          VALUE AT END OF       IN ACCUMULATION    UNITS AT END OF
       FUND                              PERIOD                  PERIOD              UNIT VALUE            PERIOD        YEAR
       ----                              ------                  ------              ----------            ------        ----
Strong Advisor Common                    9.611802                9.357925               -2.64%             48,212        2001
Stock Fund, Inc.                        10.000000                9.611802               -3.88%             14,905        2000

Strong Advisor Mid Cap                   7.737517                5.298550              -31.52%                  0        2001
Growth Fund                             10.000000                7.737517              -22.62%                  0        2000

Strong Growth & Income                   8.725542                6.908161              -20.83%              1,349        2001
Fund                                    10.000000                8.725542              -12.74%                  0        2000

Templeton Foreign Fund                  10.478436                9.556122               -8.80%             31,517        2001
-Class A                                10.000000               10.478436                4.78%              1,691        2000




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.



The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)
   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
American Century:          10.000000        8.869715       -11.30%                0      2001
Growth - Investor
Class


American Century:          10.000000        9.098700        -9.01%                0      2001
Income & Growth -
Advisor Class


American Century:          10.000000        8.195851       -18.04%                0      2001
International Growth
- Advisor Class


American Century:          10.000000       10.237596         2.38%                0      2001
Short Term
Government -
Investor Class



American Century:          10.000000        9.156032        -8.44%                0      2001
Ultra - Investor
Class


Dreyfus Appreciation       10.000000        9.120126        -8.80%                0      2001
Fund, Inc.


Dreyfus Balanced           10.000000        9.215088        -7.85%                0      2001
Fund, Inc.


Dreyfus Emerging           10.000000        9.375582        -6.24%                0      2001
Leaders Fund



Dreyfus Premier            10.000000        8.207522       -17.92%                0      2001
Third Century Fund,
Inc. - Class Z


Federated Bond Fund        10.000000       10.234831         2.35%                0      2001
- Class F


Federated Equity           10.000000        9.015777        -9.84%                0      2001
Income Fund - Class F


Federated High Yield       10.000000        9.468135        -5.32%                0      2001
Trust


Federated                  10.000000       10.307620         3.08%                0      2001
Intermediate Income
Fund - Institutional
Service Shares



Fidelity Advisor           10.000000        9.657887        -3.42%                0      2001
Balanced Fund -
Class A

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Fidelity Advisor           10.000000        8.608085       -13.92%                0      2001
Equity Growth Fund -
Class A

Fidelity Advisor           10.000000        9.457951        -5.42%                0      2001
Equity Income Fund -

Fidelity Advisor           10.000000        9.019985        -9.80%                0      2001
Growth Opportunities

Fidelity Advisor           10.000000        9.456794        -5.43%                0      2001
High Yield Fund -

Fidelity Advisor           10.000000        8.067752       -19.32%                0      2001
Overseas Fund -

Franklin Balance           10.000000       10.714734         7.15%                0      2001
Sheet Investment Fund

Franklin Mutual            10.000000        9.649311        -3.51%                0      2001
Series Fund, Inc. -
Mutual Shares Fund:
Class A

Franklin Small-Mid         10.000000        8.894104       -11.06%                0      2001
Cap Growth Fund -
Class A

Gartmore Bond Fund -       10.000000        8.470531       -15.29%                0      2001
Class D


Gartmore Government        10.000000       10.421548         4.22%                0      2001
Bond Fund - Class D


Gartmore Growth Fund       10.000000        8.470531       -15.29%                0      2001
- Class D


Gartmore Investor          10.000000        9.917698        -0.82%                0      2001
Destinations
Conservative Fund -
Service Class


Gartmore Investor          10.000000        9.698143        -3.02%                0      2001
Destinations
Moderately
Conservative Fund -
Service Class

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Gartmore Investor          10.000000        9.451464        -5.49%                0     2001
Destinations
Moderate Fund -
Service Class



Gartmore Investor          10.000000        9.198516        -8.01%                0     2001
Destinations
Moderately
Aggressive Fund -
Service Class




Gartmore Investor          10.000000        9.003846        -9.96%                0     2001
Destinations
Aggressive Fund -
Class A



Gartmore Large Cap         10.000000        9.726731        -2.73%                0     2001
Value Fund - Class A



Gartmore Money             10.000000       10.002216         0.02%                0     2001
Market Fund* -
Service Class



Gartmore Total             10.000000        9.198541        -8.01%                0     2001
Return Fund - Class D



Gartmore Value             10.000000        9.726731        -2.73%                0     2001
Opportunities Fund -
Class A



Gartmore Variable          10.000000        9.639724        -3.60%                0     2001
Insurance Trust -
J.P. Morgan GVIT
Balanced Fund: Class I




INVESCO Dynamics           10.000000        7.922484       -20.78%                0     2001
Fund - Investor Class



INVESCO Small              10.000000        8.877661       -11.22%                0     2001
Company Growth Fund
- Investor Class



INVESCO Total Return       10.000000        9.594168        -4.06%                0     2001
Fund - Investor Class



Janus Adviser              10.000000        9.505379        -4.95%                0     2001
Balanced Fund



Janus Adviser              10.000000        8.382844       -16.17%                0     2001
International Fund



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -1.21%.

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Janus Adviser              10.000000        8.398256       -16.02%                0     2001
Worldwide Fund


Janus Fund                 10.000000        7.687539       -23.12%                0     2001


Janus Twenty Fund          10.000000        7.907877       -20.92%                0     2001


Janus Worldwide Fund       10.000000        8.274163       -17.26%                0     2001


Lazard Small Cap           10.000000       11.322380        13.22%                0     2001
Portfolio - Open
Shares



Nationwide Bond            10.000000       10.310340         3.10%                0     2001
Index Fund - Class A


Nationwide                 10.000000        8.167385       -18.33%                0     2001
International Index
Fund - Class A



Nationwide Large Cap       10.000000        8.632178       -13.68%                0     2001
Growth Fund - Class A


Nationwide Mid Cap         10.000000        9.739603        -2.60%                0     2001
Market Index Fund -
Class A



Nationwide Small Cap       10.000000        9.970135        -0.30%                0     2001
Fund - Class A


Nationwide Small Cap       10.000000        9.836764        -1.63%                0     2001
Index Fund - Class A


Nationwide S&P 500(R)      10.000000        8.959640       -10.40%                0     2001
Index Fund - Service
Class



Neuberger Berman           10.000000       10.343272         3.43%                0     2001
Genesis Fund - Trust
Class



Neuberger Berman           10.000000        9.250626        -7.49%                0     2001
Guardian Fund -
Trust Class

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Neuberger Berman           10.000000        9.409303        -5.91%                0     2001
Partners Fund -
Trust Class



Oppenheimer Capital        10.000000        8.611562       -13.88%                0     2001
Appreciation Fund -
Class A



Oppenheimer Global         10.000000        9.220663        -7.79%                0     2001
Fund - Class A


Oppenheimer                10.000000       10.107342         1.07%                0     2001
Strategic Income    Fund - Class A



PIMCO Total Return         10.000000       10.524798         5.25%                0     2001
Fund - Class A


Strong Advisor             10.000000        9.359476        -6.41%                0     2001
Common Stock Fund,  Inc.



Strong Advisor Mid         10.000000        7.763420       -22.37%                0     2001
Cap Growth Fund


Strong Growth &            10.000000        8.730675       -12.69%                0     2001
Income Fund

Templeton Foreign          10.000000        9.228418        -7.72%                0     2001
Fund - Class A







The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund-Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.



The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                          NATIONWIDE VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS


                                                                                      PAGE
General Information and History.....................................................    1
Services............................................................................    1
Purchase of Securities Being Offered................................................    1
Underwriters........................................................................    2
Advertising.........................................................................    2
Annuity Payments....................................................................    3
Condensed Financial Information ....................................................    3
Financial Statements................................................................  161


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000 and 1999 no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the Gartmore Money Market Fund: Service Class, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from annuitant accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Gartmore Money Market
Fund: Service Class seven-day current unit value yield for the maximum number of options available as of December 31, 2001 (2.55%) was - 1.21%. The Gartmore Money Market Fund: Service Class effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Gartmore Money Market Fund - Service Class. The Gartmore Money Market Fund: Service Class seven-day effective yield for the maximum number of options available as of December 31, 2001 (2.55%) was - 1.20%.



The Gartmore Money Market Fund: Service Class yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the Gartmore Money Market Fund: Service Class determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Gartmore Money Market Fund: Service Class Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an annuitant's investment in the Gartmore Money Market Fund: Service Class is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.



All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total reflects the deduction of variable account annual expenses of 2.55% (which includes the Reduced Purchase Payment Option, 7 Year CDSC Option, Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection, GMIB Option 1 and Beneficiary Protector Option). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account annual expenses of 1.20% and no CDSC. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. An annuitant's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2001. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                   ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL
           0.95%) (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)


                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------
American Century:                 8.006373              6.449502           -19.45%          24,480       2001
Growth - Investor Class          10.000000              8.006373           -19.94%          18,894       2000

American Century:                 8.939837              8.090015            -9.51%          65,887       2001
Income & Growth -                10.000000              8.939837           -10.60%          28,545       2000
Advisor Class

American Century:                 8.703964              6.293419           -27.69%          13,166       2001
International Growth -           10.000000              8.703964           -12.96%          10,521       2000
Advisor Class

American Century: Short          10.573184             11.221121             6.13%          33,476       2001
Term Government -                10.000000             10.573184             5.73%           8,134       2000
Investor Class

American Century: Ultra -         8.012883              6.776523           -15.43%         150,587       2001
Investor Class                   10.000000              8.012883           -19.87%         141,363       2000

Dreyfus Appreciation              9.991471              8.832242           -11.60%          92,105       2001
Fund, Inc.                       10.000000              9.991471            -0.09%          55,201       2000

Dreyfus Balanced Fund,            9.876646              9.346072            -5.37%          19,365       2001
Inc.                             10.000000              9.876646            -1.23%          12,791       2000

Dreyfus Emerging Leaders         10.299752              9.190358           -10.77%           1,134       2001
Fund                             10.000000             10.299752             3.00%           1,282       2000

Dreyfus Premier Third             8.654874              6.539025           -24.45%          38,237       2001
Century Fund, Inc. -             10.000000              8.654874           -13.45%          38,237       2000
Class Z

Federated Bond Fund -            10.446497             11.104428             6.30%          19,305       2001
Class F                          10.000000             10.446497             4.46%           6,543       2000

Federated Equity Income           8.688905              7.633153           -12.15%               0       2001
Fund - Class F                   10.000000              8.688905           -13.11%               0       2000

Federated High Yield Trust        9.256360              8.995104            -2.82%           2,138       2001
                                 10.000000              9.256360            -7.44%           3,453       2000

Federated Intermediate           10.366304             11.025342             6.36%           8,072       2001
Income Fund -                    10.000000              9.256360             3.66%               0       2000
Institutional Service
Shares

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Fidelity Advisor Balanced         9.535378            9.281568            -2.66%          33,818       2001
Fund - Class A                   10.000000            9.535378            -4.65%           5,901       2000

Fidelity Advisor Equity           8.778524            7.134728           -18.73%          36,401       2001
Growth Fund - Class A            10.000000            8.778524           -12.21%               0       2000

Fidelity Advisor Equity          11.153342           10.802783            -3.14%          65,679       2001
Income Fund - Class A            10.000000           11.153342            11.53%          17,586       2000

Fidelity Advisor Growth           8.471403            7.130415           -15.83%          10,871       2001
Opportunities Fund - Class A     10.000000            8.471403           -15.29%           9,358       2000

Fidelity Advisor High             9.055246            8.862640            -2.13%           4,378       2001
Yield Fund - Class T             10.000000            9.055246            -9.45%           4,427       2000

Fidelity Advisor Overseas         9.179810            7.261801           -20.89%           1,607       2001
Fund - Class A                   10.000000            9.179810            -8.20%               0       2000

Franklin Balance Sheet           10.697280           12.470576            16.58%           7,277       2001
Investment Fund                  10.000000           10.697280             6.97%               0       2000

Franklin Mutual Series           11.043068           11.587095             4.93%          48,422       2001
Fund, Inc. - Mutual              10.000000           11.043068            10.43%               0       2000
Shares Fund: Class A

Franklin Small-Mid Cap            8.541275            6.722932           -21.29%          61,740       2001
Growth Fund - Class A            10.000000            8.541275           -14.59%          28,023       2000

Gartmore Bond Fund -             10.608876           11.541979             8.80%           7,469       2001
Class D                          10.000000           10.608876             6.09%             392       2000

Gartmore Government Bond         10.987054           11.752975             6.97%          75,180       2001
Fund - Class D                   10.000000           10.987054             9.87%           5,241       2000

Gartmore Growth Fund -            7.369169            5.270727           -28.48%           4,350       2001
Class D                          10.000000            7.369169           -26.31%           4,350       2000

Gartmore Investor                10.039080           10.155205             1.16%               0       2001
Destinations Conservative        10.000000           10.039080             0.39%               0       2000
Fund - Service Class

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------
Gartmore Investor                 9.917994            9.709012            -2.11%               0         2001
Destinations Moderately          10.000000            9.917994            -0.82%               0         2000
Conservative Fund -
Service Class

Gartmore Investor                 9.739100            9.188044            -5.66%          18,207         2001
Destinations Moderate            10.000000            9.739100            -2.61%               0         2000
Fund - Service Class

Gartmore Investor                 9.603495            8.676240            -9.66%               0         2001
Destinations Moderately          10.000000            9.603495            -3.97%               0         2000
Aggressive Fund -
Service Class

Gartmore Investor                 9.465217            8.301650           -12.29%               0         2001
Destinations Aggressive          10.000000            9.465217            -5.35%               0         2000
Fund - Class A

Gartmore Large Cap Value         11.229368           10.590508            -5.69%           7,889         2001
Fund - Class A                   10.000000           11.229368            12.29%               0         2000


Gartmore Money Market            10.332702           10.580827             2.40%         208,916         2001
Fund* - Service Class            10.000000           10.332702             3.33%          15,275         2000


Gartmore Total Return             9.555125            8.333346           -12.79%          11,331         2001
Fund - Class D                   10.000000            9.555125            -4.45%           5,405         2000

Gartmore Value                   10.722700           10.816539             0.88%               0         2001
Opportunities Fund -             10.0000000          10.722700             7.23%               0         2000
Class A

Gartmore Variable                10.000000            9.705404            -2.95%               0         2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -           8.618967            5.728945           -33.53%         109,091         2001
Investor Class                   10.000000            8.618967           -13.81%          64,128         2000

INVESCO Small Company             8.834977            6.920419           -21.67%          19,961         2001
Growth Fund - Investor Class     10.000000            8.834977           -11.65%          12,232         2000

INVESCO Total Return Fund         9.841281            9.656751            -1.88%           2,947         2001
- Investor Class                 10.000000            9.841281            -1.59%             738         2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.34%.

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Janus Adviser Balanced            9.783183            9.220558            -5.75%          20,609         2001
Fund                             10.000000            9.783183            -2.17%             350         2000

Janus Adviser                     8.929608            6.829199           -23.52%               0         2001
International Fund               10.000000            8.929608           -10.70%               0         2000

Janus Adviser Worldwide           8.838918            6.909361           -21.83%          39,243         2001
Fund                             10.000000            8.838918           -11.61%          17,539         2000

Janus Fund                        7.982384            5.842114           -26.81%         131,732         2001
                                 10.000000            7.982384           -20.18%          50,813         2000

Janus Twenty Fund                 6.879094            4.823650           -29.88%         255,259         2001
                                 10.0000000           6.879094           -31.21%         181,852         2000

Janus Worldwide Fund              7.873214            6.013992           -23.61%          81,297         2001
                                 10.000000            7.873214           -21.27%          88,079         2000

Lazard Small Cap                 10.769748           12.553546            16.56%           7,669         2001
Portfolio - Open Shares          10.000000           10.769748             7.70%           1,762         2000

Nationwide Bond Index            10.504913           11.148665             6.13%             202         2001
Fund - Class A                   10.000000           10.504913             5.05%               0         2000

Nationwide International          9.642410            7.399695           -23.26%               0         2001
Index Fund - Class A             10.000000            9.642410            -3.58%               0         2000

Nationwide Large Cap              7.492414            5.881738           -21.50%             615         2001
Growth Fund - Class A            10.000000            7.492414           -25.08%               0         2000

Nationwide Mid Cap Market         9.785451            9.519402            -2.72%             639         2001
Index Fund - Class A             10.000000            9.785451            -2.15%               0         2000

Nationwide S&P 500(R)             8.970533            7.789303           -13.17%          97,798         2001
Index Fund - Service Class       10.000000            8.970533           -10.29%         101,963         2000

Nationwide Small Cap Fund        10.124691            9.838784             2.82%             925         2001
- Class A                        10.000000           10.124691             1.25%             207         2000

Nationwide Small Cap              9.475219            9.541646             0.70%             282         2001
Index Fund - Class A             10.000000            9.475219            -5.25%               0         2000

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Neuberger Berman Genesis         11.858163           13.163794            11.01%          28,676         2001
Fund - Trust Class               10.000000           11.858163            18.58%           4,295         2000

Neuberger Berman Guardian         9.383282            9.114549            -2.86%           1,794         2001
Fund - Trust Class               10.000000            9.383282            -6.17%           1,783         2000

Neuberger Berman Partners        10.160186            9.736446            -4.17%           5,642         2001
Fund - Trust Class               10.000000           10.160186             1.60%           2,568         2000

Oppenheimer Capital               9.103062            7.871472           -13.53%          29,728         2001
Appreciation Fund -              10.000000            9.103062            -8.97%               0         2000
Class A

Oppenheimer Global Fund -         9.525990            8.321785           -12.64%          92,334         2001
Class A                          10.000000            9.525990            -4.74%          49,595         2000

Oppenheimer Strategic             9.909668           10.165191             2.58%               0         2001
Income Fund - Class A            10.000000            9.909668            -0.90%               0         2000

PIMCO Total Return Fund -        10.433703           11.260935             7.93%           1,561         2001
Class A                          10.000000           10.433703             4.34%             328         2000

Strong Advisor Common             9.611802            9.357925            -2.64%          48,212         2001
Stock Fund, Inc.                 10.000000            9.611802            -3.88%          14,905         2000

Strong Advisor Mid Cap            7.737517            5.298550           -31.52%               0         2001
Growth Fund                      10.000000            7.737517           -22.62%               0         2000


Strong Growth & Income            8.725542            6.908161           -20.83%           1,349         2001
Fund                             10.000000            8.725542           -12.74%               0         2000


Templeton Foreign Fund -         10.478436            9.556122            -8.80%          31,517         2001
Class A                          10.000000           10.478436             4.78%           1,691         2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.00%)
              (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)


                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

American Century:                 8.003702            6.444078           -19.49%             313       2001
Growth - Investor Class          10.000000            8.003702           -19.96%             353       2000

American Century: Income          8.936855            8.083213            -9.55%           2,130       2001
& Growth - Advisor Class         10.000000            8.936855           -10.63%             899       2000

American Century:                 8.701057            6.288106           -27.73%               6       2001
International Growth -           10.000000            8.701057           -12.99%               0       2000
Advisor Class

American Century: Short          10.569653           11.211675             6.07%             310       2001
Term Government -                10.000000           10.569653             5.70%               0       2000
Investor Class

American Century: Ultra -         8.010204            6.770806           -15.47%           1,484       2001
Investor Class                   10.000000            8.010204           -19.90%               0       2000

Dreyfus Appreciation              9.988137            8.824818           -11.65%           4,133       2001
Fund, Inc.                       10.000000            9.988137            -0.12%               0       2000

Dreyfus Balanced Fund,            9.873346            9.338200            -5.42%          13,580       2001
Inc.                             10.000000            9.873346            -1.27%             295       2000

Dreyfus Emerging Leaders         10.296318            9.182626           -10.82%               0       2001
Fund                             10.000000           10.296318             2.96%               0       2000

Dreyfus Premier Third             8.651981            6.533513           -24.49%               0       2001
Century Fund, Inc. -             10.000000            8.651981           -13.48%               0       2000
Class Z

Federated Bond Fund -            10.443003           11.095068             6.24%               0       2001
Class F                          10.000000           10.443003             4.43%               0       2000

Federated Equity Income           8.687845            7.628323           -12.20%               0       2001
Fund - Class F                   10.000000            8.687845           -13.12%               0       2000

Federated High Yield Trust        9.253231            8.987499            -2.87%             285       2001
                                 10.000000            9.253231            -7.47%               0       2000

Federated Intermediate           10.366021           11.019446             6.30%             316       2001
Income Fund -                    10.000000           10.366021             3.66%               0       2000
Institutional Service
Shares

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------
Fidelity Advisor Balanced         9.532196            9.273752            -2.71%               0       2001
Fund - Class A                   10.000000            9.532196            -4.68%               0       2000

Fidelity Advisor Equity           8.777454            7.130233           -18.77%               0       2001
Growth Fund - Class A            10.000000            8.777454           -12.23%               0       2000

Fidelity Advisor Equity          11.149623           10.793698            -3.19%           3,685       2001
Income Fund - Class A            10.000000           11.149623            11.50%               0       2000

Fidelity Advisor Growth           8.468570            7.124409           -15.87%               5       2001
Opportunities Fund -             10.000000            8.468570           -15.31%               0       2000
Class A

Fidelity Advisor High             9.052229            8.855198            -2.18%             568       2001
Yield Fund - Class T             10.000000            9.052229            -9.48%               0       2000

Fidelity Advisor Overseas         9.178695            7.257230           -20.93%               0       2001
Fund - Class A                   10.000000            9.178695            -8.21%               0       2000

Franklin Balance Sheet           10.695986           12.462737            16.52%               0       2001
Investment Fund                  10.000000           10.695986             6.96%               0       2000

Franklin Mutual Series           11.039390           11.577351             4.87%           2,662       2001
Fund, Inc. - Mutual              10.000000           11.039390            10.39%               0       2000
Shares Fund: Class A

Franklin Small-Mid Cap            8.538418            6.717266           -21.33%           1,818       2001
Growth Fund - Class A            10.000000            8.538418           -14.62%               0       2000

Gartmore Bond Fund -             10.605290           11.532221             8.74%           3,754       2001
Class D                          10.000000           10.605290             6.05%               0       2000

Gartmore Government Bond         10.983384           11.743085             6.92%             106       2001
Fund - Class D                   10.000000           10.983384             9.83%               0       2000

Gartmore Growth Fund -            7.366709            5.266282           -28.51%             385       2001
Class D                          10.000000            7.366709           -26.33%             376       2000

Gartmore Investor                10.037865           10.148817             1.11%               0       2001
Destinations Conservative        10.000000           10.037865             0.38%               0       2000
Fund - Service Class

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Gartmore Investor                 9.916791            9.702895            -2.16%               0       2001
Destinations Moderately          10.000000            9.916791            -0.83%               0       2000
Conservative Fund -
Service Class

Gartmore Investor                 9.737921            9.182258            -5.71%               0       2001
Destinations Moderate            10.000000            9.737921            -2.62%               0       2000
Fund - Service Class

Gartmore Investor                 9.602333            8.670785            -9.70%               0       2001
Destinations Moderately          10.000000            9.602333            -3.98%               0       2000
Aggressive Fund - Service
Class

Gartmore Investor                 9.464066            8.296414           -12.34%               0       2001
Destinations Aggressive          10.000000            9.464066            -5.36%               0       2000
Fund - Class A

Gartmore Large Cap Value         11.225619           10.581591            -5.74%               0       2001
Fund - Class A                   10.000000           11.225619            12.26%               0       2000


Gartmore Money Market            10.329212           10.571887             2.35%           1,345       2001
Fund* - Service Class            10.000000           10.329212             3.29%               0       2000


Gartmore Total Return             9.551940            8.326343           -12.83%           1,022       2001
Fund - Class D                   10.000000            9.551940            -4.48%             907       2000

Gartmore Value                   10.721399           10.809732             0.82%               0       2001
Opportunities Fund -             10.000000           10.721399             7.21%               0       2000
Class A

Gartmore Variable                10.000000            9.703355            -2.97%               0       2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -           8.616095            5.724104           -33.56%           5,939       2001
Investor Class                   10.000000            8.616095           -13.84%               0       2000

INVESCO Small Company             8.832025            6.914591           -21.71%              95       2001
Growth Fund - Investor           10.000000            8.832025           -11.68%               0       2000
Class

INVESCO Total Return              9.837991            9.648617            -1.92%               0       2001
Fund - Investor Class            10.000000            9.837991            -1.62%               0       2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.29%.

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Janus Adviser Balanced            9.781997            9.214753            -5.80%             853       2001
Fund                             10.000000            9.781997            -2.18%               0       2000

Janus Adviser                     8.928524            6.824901           -23.56%               0       2001
International Fund               10.000000            8.928524           -10.71%               0       2000

Janus Adviser Worldwide           8.837850            6.905007           -21.87%           6,817       2001
Fund                             10.000000            8.837850           -11.62%               0       2000

Janus Fund                        7.979710            5.837183           -26.85%           9,497       2001
                                 10.000000            7.979710           -20.20%             350       2000

Janus Twenty Fund                 6.876788            4.819578           -29.92%           1,332       2001
                                 10.000000            6.876788           -31.23%               0       2000

Janus Worldwide Fund              7.870581            6.008929           -23.65%           1,161       2001
                                 10.000000            7.870581           -21.29%           1,170       2000

Lazard Small Cap                 10.766174           12.542996            16.50%               0       2001
Portfolio - Open Shares          10.000000           10.766174             7.66%               0       2000

Nationwide Bond Index            10.505027           11.143130             6.07%               0       2001
Fund - Class A                   10.000000           10.505027             5.05%               0       2000

Nationwide International          9.641238            7.395028           -23.30%               0       2001
Index Fund - Class A             10.000000            9.641238            -3.59%               0       2000

Nationwide Large Cap              7.489912            5.876782           -21.54%               0       2001
Growth Fund - Class A            10.000000            7.489912           -25.10%               0       2000

Nationwide Mid Cap Market         9.784268            9.513411            -2.77%               0       2001
Index Fund - Class A             10.000000            9.784268            -2.16%               0       2000

Nationwide S&P 500(R)             8.967537            7.782744           -13.21%           4,240       2001
Index Fund - Service Class       10.000000            8.967537           -10.32%           1,523       2000

Nationwide Small Cap             10.121315            9.830512            -2.87%               0       2001
Fund - Class A                   10.000000           10.121315             1.21%               0       2000

Nationwide Small Cap              9.474067            9.535642             0.65%               0       2001
Index Fund - Class A             10.000000            9.474067            -5.26%               0       2000

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ------

Neuberger Berman Genesis         11.854217           13.152730            10.95%           2,923       2001
Fund - Trust Class               10.000000           11.854217            18.54%               0       2000

Neuberger Berman Guardian         9.380155            9.106881            -2.91%               0       2001
Fund - Trust Class               10.000000            9.380155            -6.20%               0       2000

Neuberger Berman Partners        10.156786            9.728247            -4.22%               0       2001
Fund - Trust Class               10.000000           10.156786             1.57%               0       2000

Oppenheimer Capital               9.101961            7.866515           -13.57%             378       2001
Appreciation Fund - Class        10.000000            9.101961            -8.98%               0       2000
A

Oppenheimer Global Fund -         9.522815            8.314786           -12.69%           2,520       2001
Class A                          10.000000            9.522815            -4.77%               0       2000

Oppenheimer Strategic             9.908466           10.158799             2.53%               0       2001
Income Fund - Class A            10.000000            9.908466            -0.92%               0       2000

PIMCO Total Return Fund -        10.433622           11.255131             7.87%               0       2001
Class A                          10.000000           10.433622             4.34%               0       2000

Strong Advisor Common             9.608591            9.350053            -2.69%           1,460       2001
Stock Fund, Inc.                 10.000000            9.608591            -3.91%               0       2000

Strong Advisor Mid Cap            7.736571            5.295220           -31.56%               0       2001
Growth Fund                      10.000000            7.736571           -22.63%               0       2000

Strong Growth & Income            8.724479            6.903797           -20.87%               0       2001
Fund                             10.000000            8.724479           -12.76%               0       2000

Templeton Foreign Fund -         10.474943            9.548082            -8.85%             224       2001
Class A                          10.000000           10.474943             4.75%               0       2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund-Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor
Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund-Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL
           1.05%) (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)


                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ----

American Century: Growth          8.001020            6.438630           -19.53%           7,363         2001
- Investor Class                 10.000000            8.001020           -19.99%           5,065         2000

American Century: Income          8.933871            8.076413            -9.60%           9,832         2001
& Growth - Advisor Class         10.000000            8.933871           -10.66%           5,861         2000

American Century:                 8.698148            6.282810           -27.77%             308         2001
International Growth -           10.000000            8.698148           -13.02%             286         2000
Advisor Class

American Century: Short          10.566125           11.202246             6.02%               0         2001
Term Government -                10.000000           10.566125             5.66%               0         2000
Investor Class

American Century: Ultra -         8.007525            6.765100           -15.52%           4,697         2001
Investor Class                   10.000000            8.007525           -19.92%           8,672         2000

Dreyfus Appreciation              9.984808            8.817390           -11.69%               0         2001
Fund, Inc.                       10.000000            9.984808            -0.15%             215         2000

Dreyfus Balanced Fund,            9.870063            9.330342            -5.47%           5,062         2001
Inc.                             10.000000            9.870063            -1.30%               0         2000

Dreyfus Emerging Leaders         10.292876            9.174880           -10.86%               0         2001
Fund                             10.000000           10.292876             2.93%               0         2000

Dreyfus Premier Third             8.649094            6.528011           -24.52%               0         2001
Century Fund, Inc. -             10.000000            8.649094           -13.51%               0         2000
Class Z

Federated Bond Fund -            10.439527           11.085747             6.19%           2,581         2001
Class F                          10.000000           10.439527             4.40%           6,517         2000

Federated Equity Income           8.686789            7.623520           -12.24%               0         2001
Fund - Class F                   10.000000            8.686789           -13.13%               0         2000

Federated High Yield Trust        9.250103            8.979897            -2.92%               0         2001
                                 10.000000            9.250103            -7.50%           3,659         2000

Federated Intermediate           10.364717           11.012464             6.25%               0         2001
Income Fund -                    10.000000           10.364717             3.65%               0         2000
Institutional Service
Shares

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ----
Fidelity Advisor Balanced         9.529012            9.265944            -2.76%             717         2001
Fund - Class A                   10.000000            9.529012            -4.71%               0         2000

Fidelity Advisor Equity           8.776389            7.125734           -18.81%               0         2001
Growth Fund - Class A            10.000000            8.776389           -12.24%               0         2000

Fidelity Advisor Equity          11.145903           10.784613            -3.24%           2,572         2001
Income Fund - Class A            10.000000           11.145903            11.46%               0         2000

Fidelity Advisor Growth           8.465746            7.118405           -15.92%               0         2001
Opportunities Fund -             10.000000            8.465746           -15.34%               0         2000
Class A

Fidelity Advisor High             9.049202            8.847725            -2.23%               0         2001
Yield Fund - Class T             10.000000            9.049202            -9.51%               0         2000

Fidelity Advisor Overseas         9.177583            7.252663           -20.97%               0         2001
Fund - Class A                   10.000000            9.177583            -8.22%               0         2000

Franklin Balance Sheet           10.694690           12.454898            16.46%               0         2001
Investment Fund                  10.000000           10.694690             6.95%               0         2000

Franklin Mutual Series           11.035704           11.567591             4.82%             567         2001
Fund, Inc. - Mutual              10.000000           11.035704            10.36%               0         2000
Shares Fund: Class A

Franklin Small-Mid Cap            8.535571            6.711607           -21.37%           8,446         2001
Growth Fund - Class A            10.000000            8.535571           -14.64%           3,575         2000

Gartmore Bond Fund -             10.601704           11.522467             8.69%           5,187         2001
Class D                          10.000000           10.601704             6.02%               0         2000

Gartmore Government Bond         10.979716           11.733209             6.86%             306         2001
Fund - Class D                   10.000000           10.979716             9.80%               0         2000

Gartmore Growth Fund -            7.364239            5.261839           -28.55%               0         2001
Class D                          10.000000            7.364239           -26.36%               0         2000

Gartmore Investor                10.036643           10.142431             1.05%               0         2001
Destinations Conservative        10.000000           10.036643             0.37%               0         2000
Fund - Service Class

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ----

Gartmore Investor                 9.915587            9.696789            -2.21%               0         2001
Destinations Moderately          10.000000            9.915587            -0.84%               0         2000
Conservative Fund -
Service Class

Gartmore Investor                 9.736741            9.176479            -5.75%               0         2001
Destinations Moderate            10.000000            9.736741            -2.63%               0         2000
Fund - Service Class

Gartmore Investor                 9.601166            8.665321            -9.75%               0         2001
Destinations Moderately          10.000000            9.601166            -3.99%               0         2000
Aggressive Fund - Service
Class

Gartmore Investor                 9.462918            8.291195           -12.38%               0         2001
Destinations Aggressive
Fund - Class A                   10.000000            9.462918            -5.37%               0         2000

Gartmore Large Cap Value         11.221879           10.572690            -5.79%               0         2001
Fund - Class A                   10.000000           11.221879            12.22%               0         2000

Gartmore Money Market            10.325720           10.562945             2.30%           8,045         2001
Fund* - Service Class            10.000000           10.325720             3.26%           1,022         2000

Gartmore Total Return             9.548753            8.319321           -12.88%               0         2001
Fund - Class D                   10.000000            9.548753            -4.51%               0         2000

Gartmore Value                   10.720097           10.802937             0.77%               0         2001
Opportunities Fund -             10.000000           10.720097             7.20%               0         2000
Class A

Gartmore Variable                10.000000            9.701309            -2.99%               0         2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -           8.613210            5.719278           -33.60%           8,932         2001
Investor Class                   10.000000            8.613210           -13.87%           5,671         2000

INVESCO Small Company             8.829075            6.908749           -21.75%           3,338         2001
Growth Fund - Investor           10.000000            8.829075           -11.71%           1,239         2000
Class

INVESCO Total Return Fund         9.834711            9.640499            -1.97%             247         2001
- Investor Class                 10.000000            9.834711            -1.65%             312         2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.24%.

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ----

Janus Adviser Balanced            9.780807            9.208959            -5.85%               0         2001
Fund                             10.000000            9.780807            -2.19%               0         2000

Janus Adviser                     8.927438            6.820590           -23.60%             991         2001
International Fund               10.000000            8.927438           -10.73%               0         2000

Janus Adviser Worldwide           8.836769            6.900653           -21.91%           9,002         2001
Fund                             10.000000            8.836769           -11.63%           6,705         2000

Janus Fund                        7.977044            5.832264           -26.89%           5,440         2001
                                 10.000000            7.977044           -20.23%           5,132         2000

Janus Twenty Fund                 6.874485            4.815508           -29.95%          19,971         2001
                                 10.0000000           6.874485           -31.26%          22,701         2000

Janus Worldwide Fund              7.867957            6.003866           -23.69%           1,229         2001
                                 10.000000            7.867957           -21.32%           3,278         2000

Lazard Small Cap                 10.762567           12.532425            16.44%               0         2001
Portfolio - Open Shares          10.000000           10.762567             7.63%               0         2000

Nationwide Bond Index            10.503710           11.136073             6.02%               0         2001
Fund - Class A                   10.000000           10.503710             5.04%               0         2000

Nationwide International          9.640060            7.390362           -23.34%               0         2001
Index Fund - Class A             10.000000            9.640060            -3.60%               0         2000

Nationwide Large Cap              7.487409            5.871834           -21.58%               0         2001
Growth Fund - Class A            10.000000            7.487409           -25.13%               0         2000

Nationwide Mid Cap Market         9.783074            9.507409            -2.82%               0         2001
Index Fund - Class A             10.000000            7.487409           -25.13%               0         2000

Nationwide S&P 500(R)             8.964557            7.776194           -13.26%           3,721         2001
Index Fund - Service Class       10.000000            8.964557           -10.35%           5,661         2000

Nationwide Small Cap Fund        10.117935            9.822230            -2.92%               0         2001
- Class A                        10.000000           10.117935             1.18%               0         2000

Nationwide Small Cap              9.472916            9.529634             0.60%               0         2001
Index Fund - Class A             10.000000            9.472916            -5.27%               0         2000

                                                                           PERCENT         NUMBER OF
                              ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL             VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION     UNITS AT END
    FUND                         OF PERIOD             PERIOD            UNIT VALUE       OF PERIOD      YEAR
------------------          ------------------    -----------------    -------------    --------------   ----

Neuberger Berman Genesis         11.850261           13.141668            10.90%               0         2001
Fund - Trust Class               10.000000           11.850261            18.50%               0         2000

Neuberger Berman Guardian         9.377026            9.099219            -2.96%               0         2001
Fund - Trust Class               10.000000            9.377026            -6.23%               0         2000

Neuberger Berman Partners        10.153405            9.720047            -4.27%               0         2001
Fund - Trust Class               10.000000           10.153405             1.53%               0         2000

Oppenheimer Capital               9.100849            7.861558           -13.62%             762         2001
Appreciation Fund - Class        10.000000            9.100849            -8.99%               0         2000
A

Oppenheimer Global Fund -         9.519639            8.307775           -12.73%           9,342         2001
Class A                          10.000000            9.519639            -4.80%          10,228         2000

Oppenheimer Strategic             9.907262           10.152406             2.47%               0         2001
Income Fund - Class A            10.000000            9.907262            -0.93%               0         2000

PIMCO Total Return Fund -        10.432313           11.248004             7.82%               0         2001
Class A                          10.000000           10.432313             4.32%               0         2000

Strong Advisor Common             9.605376            9.342168            -2.74%           1,017         2001
Stock Fund, Inc.                 10.000000            9.605376            -3.95%           1,260         2000

Strong Advisor Mid Cap            7.735625            5.291872           -31.59%               0         2001
Growth Fund                      10.000000            7.735625           -22.64%               0         2000

Strong Growth & Income            8.723419            6.899448           -20.91%               0         2001
Fund                             10.000000            8.723419           -12.77%               0         2000

Templeton Foreign Fund -         10.471444            9.540038            -8.89%             333         2001
Class A                          10.000000           10.471444             4.71%           3,509         2000



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

 ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%) (VARIABLE ACCOUNT CHARGES OF
             1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)



                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
American Century: Growth         7.998345           6.433204            -19.57%         1,333        2001
- Investor Class                10.000000           7.998345            -20.02%             0        2000


American Century: Income         8.930891           8.069609             -9.64%         7,789        2001
& Growth - Advisor Class        10.000000           8.930891            -10.69%         2,181        2000


American Century:                8.695243           6.277510            -27.81%         2,708        2001
International Growth -          10.000000           8.695243            -13.05%             0        2000
Advisor Class


American Century: Short         10.562593          11.192809              5.97%          221         2001
Term Government -               10.000000          10.562593              5.63%            0         2000
Investor Class


American Century: Ultra -        8.004847           6.759388            -15.56%        16,158        2001
Investor Class                  10.000000           8.004847            -19.95%         5,084        2000

Dreyfus Appreciation             9.981474           8.809960            -11.74%         4,619        2001
Fund, Inc.                      10.000000           9.981474             -0.19%         1,486        2000

Dreyfus Balanced Fund,           9.866755           9.322475             -5.52%         8,517        2001
Inc.                            10.000000           9.866755             -1.33%             0        2000


Dreyfus Emerging Leaders        10.289434           9.167143            -10.91%             0        2001
Fund                            10.000000          10.289434              2.89%             0        2000


Dreyfus Premier Third            8.646201           6.522504            -24.56%           267        2001
Century Fund, Inc. -            10.000000           8.646201            -13.54%             0        2000
Class Z


Federated Bond Fund -           10.436024          11.076406              6.14%         5,855        2001
Class F                         10.000000          10.436024              4.36%             0        2000


Federated Equity Income          8.685731           7.618723            -12.28%             0        2001
Fund - Class F                  10.000000           8.685731            -13.14%             0        2000


Federated High Yield Trust       9.246973           8.972297             -2.97%         1,810        2001
                                10.000000           9.246973             -7.53%         1,964        2000


Federated Intermediate          10.363417          11.005490              6.20%             0        2001
Income Fund -                   10.000000          10.363417              3.63%             0        2000
Institutional Service Shares

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Fidelity Advisor Balanced        9.525831            9.258143            -2.81%        24,354         2001
Fund - Class A                  10.000000            9.525831            -4.74%        17,169         2000


Fidelity Advisor Equity          8.775315            7.121235           -18.85%           674         2001
Growth Fund - Class A           10.000000            8.775315           -12.25%         1,563         2000


Fidelity Advisor Equity         11.142187           10.775523            -3.29%         7,865         2001
Income Fund - Class A           10.000000           11.142187            11.42%             0         2000


Fidelity Advisor Growth          8.462922            7.112419           -15.96%         3,818         2001
Opportunities Fund -            10.000000            8.462922           -15.37%         2,847         2000
Class A


Fidelity Advisor High            9.046176            8.840276            -2.28%         1,016         2001
Yield Fund - Class T            10.000000            9.046176            -9.54%           488         2000


Fidelity Advisor Overseas        9.176473            7.248088           -21.01%             0         2001
Fund - Class A                  10.000000            9.176473            -8.24%             0         2000


Franklin Balance Sheet          10.693394           12.447055            16.40%         1,081         2001
Investment Fund                 10.000000           10.693394             6.93%             0         2000


Franklin Mutual Series          11.032014           11.557852             4.77%         9,220         2001
Fund, Inc. - Mutual             10.000000           11.032014            10.32%             0         2000
Shares Fund: Class A


Franklin Small-Mid Cap           8.532712            6.705929           -21.41%         2,979         2001
Growth Fund - Class A           10.000000            8.532712           -14.67%         1,761         2000


Gartmore Bond Fund -            10.598118           11.512719             8.63%         2,639         2001
Class D                         10.000000           10.598118             5.98%             0         2000


Gartmore Government Bond        10.976054           11.723339             6.81%        13,676         2001
Fund - Class D                  10.000000           10.976054             9.76%             0         2000




Gartmore Growth Fund -           7.361782            5.257404           -28.59%             0         2001
Class D                         10.000000            7.361782           -26.38%             0         2000


Gartmore Investor               10.035422           10.136040             1.00%             0         2001
Destinations Conservative       10.000000           10.035422             0.35%             0         2000
Fund - Service Class

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Gartmore Investor                 9.914385         9.690685              -2.26%            0          2001
Destinations Moderately          10.000000         9.914385              -0.86%            0          2000
Conservative Fund -
Service Class





Gartmore Investor                 9.735557         9.170694              -5.80%            0          2001
Destinations Moderate            10.000000         9.735557              -2.64%            0          2000
Fund - Service Class


Gartmore Investor                 9.599996         8.659856              -9.79%            0          2001
Destinations Moderately          10.000000         9.599996              -4.00%            0          2000
Aggressive Fund - Service
Class




Gartmore Investor                 9.461766         8.285961             -12.43%            0          2001
Destinations Aggressive          10.000000         9.461766              -5.38%            0          2000
Fund - Class A




Gartmore Large Cap Value         11.218135        10.563789              -5.83%            0          2001
Fund - Class A                   10.000000        11.218135              12.18%            0          2000


Gartmore Money Market            10.322224        10.554003               2.25%       16,714          2001
Fund* - Service Class            10.000000        10.322224               3.22%        3,743          2000


Gartmore Total Return             9.545563         8.312313             -12.92%        1,194          2001
Fund - Class D                   10.000000         9.545563              -4.54%        1,194          2000


Gartmore Value                   10.718800        10.796129               0.72%            0          2001
Opportunities Fund -            10.0000000        10.718800               7.19%            0          2000
Class A



Gartmore Variable                10.000000         9.669274              -3.01%            0          2001
Insurance Trust - J.P
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -           8.610328         5.714443             -33.63%       23,425          2001
Investor Class                   10.000000         8.610328             -13.90%        4,262          2000


INVESCO Small Company             8.826119         6.902922             -21.79%        1,072          2001
Growth Fund - Investor           10.000000         8.826119             -11.74%            0          2000
Class



INVESCO Total Return Fund         9.831425         9.632384              -2.02%        2,315          2001
- Investor Class                 10.000000         9.831425              -1.69%            0          2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.19%.

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Janus Adviser Balanced             9.779617         9.203139           -5.89%          5,347         2001
Fund                              10.000000         9.779617           -2.20%              0         2000


Janus Adviser                      8.926347         6.816279          -23.64%              0         2001
International Fund                10.000000         8.926347          -10.74%              0         2000


Janus Adviser Worldwide            8.835700         6.896306          -21.95%          7,850         2001
Fund                              10.000000         8.835700          -11.64%          3,358         2000


Janus Fund                         7.974378         5.827339          -26.92%         29,267         2001
                                  10.000000         7.974378          -20.26%          6,090         2000


Janus Twenty Fund                  6.872183         4.811444          -29.99%         34,213         2001
                                 10.0000000         6.872183          -31.28%          5,525         2000


Janus Worldwide Fund               7.865317         5.998784          -23.73%            569         2001
                                  10.000000         7.865317          -21.35%            569         2000


Lazard Small Cap                  10.758985        12.521882            16.39%         1,991         2001
Portfolio - Open Shares           10.000000        10.758985             7.59%         1,199         2000


Nationwide Bond Index             10.502389        11.129015             5.97%           501         2001
Fund - Class A                    10.000000        10.502389             5.02%             0         2000


Nationwide International           9.638894         7.385704          -23.38%              0         2001
Index Fund - Class A              10.000000         9.638894           -3.61%              0         2000


Nationwide Large Cap               7.484897         5.866868          -21.62%              0         2001
Growth Fund - Class A             10.000000         7.484897          -25.15%              0         2000


Nationwide Mid Cap Market          9.781881         9.501415           -2.87%              0         2001
Index Fund - Class A              10.000000         9.781881           -2.18%              0         2000


Nationwide S&P 500(R)              8.961551         7.769635          -13.30%         11,315         2001
Index Fund - Service Class        10.000000         8.961551          -10.38%          3,871         2000


Nationwide Small Cap Fund         10.114557         9.813954           -2.97%            406         2001
- Class A                         10.000000        10.114557             1.15%             0         2000


Nationwide Small Cap               9.471766         9.523620             0.55%             0         2001
Index Fund - Class A              10.000000         9.471766            -5.28%             0         2000


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Neuberger Berman Genesis         11.846299        13.130593            10.84%            7,927        2001
Fund - Trust Class               10.000000        11.846299            18.46%                0        2000


Neuberger Berman Guardian         9.373903         9.091559            -3.01%            6,583        2001
Fund - Trust Class               10.000000         9.373903            -6.26%            2,010        2000


Neuberger Berman Partners        10.150014         9.711863            -4.32%                0        2001
Fund - Trust Class               10.000000        10.150014             1.50%                0        2000


Oppenheimer Capital               9.099745         7.856604           -13.66%            3,682        2001
Appreciation Fund -              10.000000         9.099745            -9.00%              587        2000
Class A


Oppenheimer Global Fund -         9.516462         8.300784           -12.77%           24,886        2001
Class A                          10.000000         9.516462            -4.84%            6,057        2000


Oppenheimer Strategic             9.906062        10.146020             2.42%                0        2001
Income Fund - Class A            10.000000         9.906062            -0.94%                0        2000


PIMCO Total Return Fund -        10.431004        11.240879             7.76%           26,838        2001
Class A                          10.000000        10.431004             4.31%                0        2000


Strong Advisor Common             9.602164         9.334283            -2.79%           16,134        2001
Stock Fund, Inc.                 10.000000         9.602164            -3.98%                0        2000


Strong Advisor Mid Cap            7.734681         5.288522           -31.63%              145        2001
Growth Fund                      10.000000         7.734681           -22.65%              530        2000


Strong Growth & Income            8.722354         6.895089           -20.95%                0        2001
Fund                             10.000000         8.722354           -12.78%                0        2000


Templeton Foreign Fund -         10.467943         9.531995            -8.94%            1,214        2001
Class A                          10.000000        10.467943             4.68%                0        2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)




                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
American Century: Growth           7.995667         6.427779           -19.61%                 0      2001
- Investor Class



American Century: Income           8.927904         8.062794           -9.69%                  6      2001
& Growth - Advisor Class



American Century:                  8.692333         6.272214           -27.84%                 0      2001
International Growth -
Advisor Class



American Century: Short           10.559064        11.183394             5.91%                 0      2001
Term Government -
Investor Class



American Century: Ultra -          8.002172         6.753692           -15.60%                 0      2001
Investor Class



Dreyfus Appreciation               9.978148         8.802545           -11.78%                 0      2001
Fund, Inc.


Dreyfus Balanced Fund,             9.863461         9.314617            -5.56%                 0      2001
Inc.


Dreyfus Emerging Leaders          10.286001         9.159413           -10.95%                 0      2001
Fund



Dreyfus Premier Third              8.643318        6.5170110           -24.60%                 0      2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -             10.432537        11.067080             6.08%                 0      2001
Class F



Federated Equity Income            8.684677         7.613917           -12.33%                 0      2001
Fund - Class F



Federated High Yield Trust         9.243844         8.964702            -3.02%                 0      2001



Federated Intermediate            10.362113        10.998511             6.14%                 0      2001
Income Fund -
Institutional Service
Shares

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Fidelity Advisor Balanced        9.522648              9.250348          -2.86%              0        2001
Fund - Class A



Fidelity Advisor Equity          8.774252              7.116740         -18.89%              0        2001
Growth Fund - Class A



Fidelity Advisor Equity         11.138472             10.766463          -3.34%              0        2001
Income Fund - Class A



Fidelity Advisor Growth          8.460092              7.106406         -16.00%              0        2001
Opportunities Fund -
Class A

Fidelity Advisor High            9.043143              8.832815          -2.33%              0        2001
Yield Fund - Class T



Fidelity Advisor Overseas        9.175349              7.243507         -21.05%              0        2001
Fund - Class A



Franklin Balance Sheet          10.692092             12.439207           16.34%             0        2001
Investment Fund



Franklin Mutual Series          11.028332             11.548118            4.71%             4        2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap           8.529854              6.700269         -21.45%              0        2001
Growth Fund - Class A



Gartmore Bond Fund -            10.594532             11.502974            8.57%             4        2001
Class D





Gartmore Government Bond        10.972389             11.713462            6.75%             0        2001
Fund - Class D



Gartmore Growth Fund -           7.359312              5.252956         -28.62%              0        2001
Class D



Gartmore Investor               10.034205             10.129657            0.95%             0        2001
Destinations Conservative
Fund - Service Class

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Gartmore Investor                9.913171             9.684583          -2.31%           0            2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                9.734377             9.164925          -5.85%           0            2001
Destinations Moderate
Fund - Service Class



Gartmore Investor                9.598833             8.654404          -9.84%           0            2001
Destinations Moderately
Aggressive Fund - Service
Class




Gartmore Investor                9.460618             8.280736         -12.47%           0            2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap Value        11.214391            10.554886          -5.88%           0            2001
Fund - Class A



Gartmore Money Market           10.318733            10.545072           2.19%       8,405            2001
Fund* - Service Class



Gartmore Total Return            9.542368             8.305301         -12.96%           0            2001
Fund - Class D



Gartmore Value                  10.717502            10.789326           0.67%           0            2001
Opportunities Fund -
Class A

Gartmore Variable               10.000000             9.697223          -3.03%           0            2001
Insurance Trust - J.P
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -          8.607449             5.709614         -33.67%       2,007            2001
Investor Class



INVESCO Small Company            8.823171             6.897098         -21.83%           0            2001
Growth Fund - Investor
Class



INVESCO Total Return Fund        9.828141             9.624264          -2.07%           0            2001
- Investor Class




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.14%.

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Janus Adviser Balanced            9.778429        9.197351              -5.94%             0          2001
Fund



Janus Adviser                     8.925263        6.811996             -23.68%             0          2001
International Fund



Janus Adviser Worldwide           8.834621        6.891949             -21.99%             0          2001
Fund



Janus Fund                        7.971710        5.822415             -26.96%             8          2001



Janus Twenty Fund                 6.869882        4.807382             -30.02%         2,170          2001



Janus Worldwide Fund              7.862685        5.993734             -23.77%             0          2001



Lazard Small Cap                 10.755382       12.511325              16.33%             0          2001
Portfolio - Open Shares



Nationwide Bond Index            10.501069       11.121960               5.91%             0          2001
Fund - Class A



Nationwide International          9.637722        7.381052             -23.41%             0          2001
Index Fund - Class A



Nationwide Large Cap              7.482396        5.861918             -21.66%             0          2001
Growth Fund - Class A



Nationwide Mid Cap Market         9.780695        9.495426              -2.92%             0          2001
Index Fund - Class A



Nationwide S&P 500(R)             8.958557        7.763080             -13.34%             0          2001
Index Fund - Service Class



Nationwide Small Cap Fund        10.111177        9.805688              -3.02%             0          2001
- Class A



Nationwide Small Cap              9.470616        9.517617               0.50%             0          2001
Index Fund - Class A

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Neuberger Berman Genesis        11.842348          13.119535           10.78%             0           2001
Fund - Trust Class



Neuberger Berman Guardian        9.370766           9.083898           -3.06%             0           2001
Fund - Trust Class



Neuberger Berman Partners       10.146626           9.703683           -4.37%             0           2001
Fund - Trust Class



Oppenheimer Capital              9.098636           7.851643          -13.71              0           2001
Appreciation Fund - Class
A

Oppenheimer Global Fund -        9.513285           8.293772          -12.82%             0           2001
Class A



Oppenheimer Strategic            9.904857          10.139628            2.37%             0           2001
Income Fund - Class A



PIMCO Total Return Fund -       10.429689          11.233747            7.71%             0           2001
Class A



Strong Advisor Common            9.598963           9.326431           -2.84%             0           2001
Stock Fund, Inc.



Strong Advisor Mid Cap           7.733735           5.285172          -31.66%             0           2001
Growth Fund



Strong Growth & Income           8.721294           6.890752          -20.99%             0           2001
Fund



Templeton Foreign Fund -        10.464444           9.523952           -8.99%             0           2001
Class A





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
American Century: Growth        7.992996            6.422342          -19.65%           11,516        2001
- Investor Class               10.000000            7.992996          -20.07%            4,759        2000


American Century: Income        8.924912            8.055987           -9.74%           25,824        2001
& Growth - Advisor Class       10.000000            8.924912          -10.75%           10,353        2000


American Century:                8.689431            6.266925         -27.88%            6,802        2001
International Growth -          10.000000            8.689431         -13.11%            2,013        2000
Advisor Class




American Century: Short         10.555532           11.173964           5.86%            3,932        2001
Term Government -               10.000000           10.555532           5.56%               58        2000
Investor Class




American Century: Ultra -        7.999493            6.747984         -15.64%           59,502        2001
Investor Class                  10.000000            7.999493         -20.01%           41,074        2000


Dreyfus Appreciation             9.974804            8.795110         -11.83%           12,611        2001
Fund, Inc.                      10.000000            9.974804          -0.25%            5,519        2000

Dreyfus Balanced Fund,           9.860166            9.306770          -5.61%            9,607        2001
Inc.                            10.000000            9.860166          -1.40%           10,360        2000

Dreyfus Emerging Leaders        10.282555            9.151680         -11.00%            6,780        2001
Fund                            10.000000           10.282555           2.83%            5,826        2000


Dreyfus Premier Third            8.640425            6.511490         -24.64%            6,656        2001
Century Fund, Inc. -            10.000000            8.640425         -13.60%            3,892        2000
Class Z

Federated Bond Fund -           10.429051           11.057758            6.03%           10,354       2001
Class F                         10.000000           10.429051            4.29%            6,359       2000


Federated Equity Income          8.683616            7.609106          -12.37%            2,432       2001
Fund - Class F                  10.000000            8.683616          -13.16%                0       2000


Federated High Yield Trust       9.240713            8.957109           -3.07%            2,119       2001
                                10.000000            9.240713           -7.59%            1,594       2000


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Federated Intermediate          10.360813           10.991538           6.09%                0        2001
Income Fund -                   10.000000           10.360813           3.61%                0        2000
Institutional Service
Shares

Fidelity Advisor Balanced        9.519467            9.242544          -2.91%            5,372        2001
Fund - Class A                  10.000000            9.519467          -4.81%            2,997        2000


Fidelity Advisor Equity          8.773180            7.112246         -18.93%           14,314        2001
Growth Fund - Class A           10.000000            8.773180         -12.27%                0        2000


Fidelity Advisor Equity         11.134750           10.757378          -3.39%           18,459        2001
Income Fund - Class A           10.000000           11.134750           11.35%           2,938        2000


Fidelity Advisor Growth          8.457258            7.100416         -16.04%            9,371        2001
Opportunities Fund -            10.000000            8.457258         -15.43%            5,723        2000
Class A

Fidelity Advisor High            9.040126            8.825378          -2.38%            5,493        2001
Yield Fund - Class T            10.000000            9.040126          -9.60%               49        2000

Fidelity Advisor Overseas        9.174235            7.238943         -21.09%            4,287        2001
      Fund - Class A            10.000000            9.174235          -8.26%                0        2000

Franklin Balance Sheet          10.690797           12.431368          16.28%            3,183        2001
Investment Fund                 10.000000           10.690797           6.91%                0        2000


Franklin Mutual Series          11.024649           11.538383           4.66%           16,159        2001
Fund, Inc. - Mutual             10.000000           11.024649          10.25%            3,998        2000
Shares Fund: Class A

Franklin Small-Mid Cap           8.526996            6.694596         -21.49%           25,145        2001
Growth Fund - Class A           10.000000            8.526996         -14.73%           15,465        2000

Gartmore Bond Fund -            10.590941           11.493227           8.52%           7,616         2001
Class D                         10.000000           10.590941           5.91%               0         2000

Gartmore Government Bond        10.968715           11.703587           6.70%           12,606        2001
Fund - Class D                  10.000000           10.968715           9.69%              258        2000

Gartmore Growth Fund -           7.356851            5.248515         -28.66%            8,065        2001
Class D                         10.000000            7.356851         -26.43%            2,003        2000


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Gartmore Investor                10.032986        10.123276             0.90%             0          2001
Destinations Conservative        10.000000        10.032986             0.33%             0          2000
Fund - Service Class

Gartmore Investor                 9.911971         9.678473            -2.36%             0          2001
Destinations Moderately          10.000000         9.911971            -0.88%             0          2000
Conservative Fund -
Service Class

Gartmore Investor                 9.733190         9.159140            -5.90%           798          2001
Destinations Moderate            10.000000         9.733190            -2.67%             0          2000
Fund - Service Class

Gartmore Investor                 9.597664         8.648933            -9.89%             0          2001
Destinations Moderately          10.000000         9.597664            -4.02%             0          2000
Aggressive Fund - Service
Class

Gartmore Investor                 9.459465         8.275513           -12.52%           125          2001
Destinations Aggressive          10.000000         9.459465            -5.41%             0          2000
Fund - Class A

Gartmore Large Cap Value         11.210642        10.545993            -5.93%         8,328          2001
Fund - Class A                   10.000000        11.210642             12.11%           44          2000

Gartmore Money Market            10.315239        10.536139             2.14%       178,199          2001
Fund* - Service Class            10.000000        10.315239             3.15%       131,757          2000

Gartmore Total Return             9.539185         8.298305           -13.01%         2,929          2001
Fund - Class D                   10.000000         9.539185            -4.61%         2,152          2000


Gartmore Value                   10.716201        10.782516             0.62%             0          2001
Opportunities Fund -            10.0000000        10.716201             7.16%             0          2000
Class A

Gartmore Variable                10.000000         9.695178            -3.05%           795          2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -           8.604565         5.704790           -33.70%        68,548          2001
Investor Class                   10.000000         8.604565           -13.95%        37,054          2000


INVESCO Small Company             8.820208         6.891266           -21.87%        16,391          2001
Growth Fund - Investor           10.000000         8.820208           -11.80%         7,748          2000
Class



INVESCO Total Return Fund         9.824855         9.616153            -2.12%        11,440          2001
- Investor Class                 10.000000         9.824855            -1.75%        11,369          2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.09%.

                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Janus Adviser Balanced             9.777243         9.191553           -5.99%            2,119        2001
Fund                              10.000000         9.777243           -2.23%                0        2000


Janus Adviser                      8.924175         6.807685          -23.72%               34        2001
International Fund                10.000000         8.924175          -10.76%                0        2000


Janus Adviser Worldwide            8.833540         6.887594          -22.03%           36,525        2001
Fund                              10.000000         8.833540          -11.66%           15,505        2000


Janus Fund                         7.969040         5.817498          -27.00%           68,471        2001
                                  10.000000         7.969040          -20.31%           35,493        2000


Janus Twenty Fund                  6.867578         4.803309          -30.06%          144,945        2001
                                 10.0000000         6.867578          -31.32%           69,307        2000


Janus Worldwide Fund               7.860054         5.988666          -23.81%            4,313        2001
                                  10.000000         7.860054          -21.40%            2,939        2000


Lazard Small Cap                  10.751783        12.500773           16.27%            2,541        2001
Portfolio - Open Shares           10.000000        10.751783            7.52%              385        2000


Nationwide Bond Index             10.499749        11.114907            5.86%               99        2001
Fund - Class A                    10.000000        10.499749            5.00%                0        2000


Nationwide International           9.636549         7.376392          -23.45%              139        2001
Index Fund - Class A              10.000000         9.636549           -3.63%                0        2000


Nationwide Large Cap               7.479889         5.856965          -21.70%            2,586        2001
Growth Fund - Class A             10.000000         7.479889          -25.20%                0        2000


Nationwide Mid Cap Market          9.779512         9.489441           -2.97%              778        2001
Index Fund - Class A              10.000000         9.779512           -2.20%                0        2000


Nationwide S&P 500(R)              8.955559         7.756523          -13.39%           42,682        2001
Index Fund - Service Class        10.000000         8.955559          -10.44%           18,358        2000


Nationwide Small Cap Fund         10.107798         9.797416           -3.07%            1,184        2001
- Class A                         10.000000        10.107798            1.08%               16        2000


Nationwide Small Cap               9.469462         9.511613            0.45%              237        2001
Index Fund - Class A              10.000000         9.469462           -5.31%                0        2000


                                                                     PERCENT CHANGE    NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT         IN         ACCUMULATION
                            VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
  UNDERLYING MUTUAL FUND        OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD      YEAR
  ----------------------   ------------------    ---------------     ------------    ------------    ------
Neuberger Berman Genesis         11.838385       13.108478              10.73%           34,501      2001
Fund - Trust Class               10.000000       11.838385              18.38%            3,199      2000


Neuberger Berman Guardian         9.367629        9.076231              -3.11%            15,878      2001
Fund - Trust Class               10.000000        9.367629              -6.32%             1,872      2000


Neuberger Berman Partners        10.143232        9.695503              -4.41%            10,148      2001
Fund - Trust Class               10.000000       10.143232               1.43%             1,597      2000


Oppenheimer Capital               9.097531        7.846682             -13.75%             6,218      2001
Appreciation Fund - Class A      10.000000        9.097531              -9.02%                 0      2000


Oppenheimer Global Fund -         9.510099        8.286766             -12.86%            55,857      2001
Class A                          10.000000        9.510099              -4.90%            21,663      2000


Oppenheimer Strategic             9.903648       10.133234               2.32%                0       2001
Income Fund - Class A            10.000000        9.903648              -0.96%                0       2000


PIMCO Total Return Fund -        10.428383       11.226628                7.65%            3,108      2001
Class A                          10.000000       10.428383                4.28%                0      2000


Strong Advisor Common             9.595747        9.318547              -2.89%            20,749      2001
Stock Fund, Inc.                 10.000000        9.595747              -4.04%             8,077      2000


Strong Advisor Mid Cap            7.732790        5.281823             -31.70%             1,874      2001
Growth Fund                      10.000000        7.732790             -22.67%                 0      2000


Strong Growth & Income            8.720231        6.886394             -21.03%               436      2001
Fund                             10.000000        8.720231             -12.80%                 0      2000


Templeton Foreign Fund -         10.460943        9.515922              -9.03%             4,980      2001
Class A                          10.000000       10.460943               4.61%             1,920      2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.25%)
                (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)

        UNDERLYING MUTUAL             ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
              FUND                    VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                          OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                        UNIT VALUE        OF PERIOD
-----------------------------         ------------------       -----------------       ------------      ------------       ----
American Century:                           7.990318                6.416919              -19.69%              2,684        2001
Growth - Investor Class                    10.000000                7.990318              -20.10%              1,271        2000

American Century:                           8.921936                8.049205               -9.78%             16,997        2001
Income & Growth -                          10.000000                8.921936              -10.78%             12,233        2000
Advisor Class

American Century:                           8.686523                6.261632              -27.92%              2,385        2001
International Growth -                     10.000000                8.686523              -13.13%                424        2000
Advisor Class

American Century: Short                    10.552010               11.164552                5.80%                 51        2001
Term Government -                          10.000000               10.552010                5.52%                  0        2000
Investor Class

American Century: Ultra -                   7.996806                6.742284              -15.69%             33,500        2001
Investor Class                             10.000000                7.996806              -20.03%                635        2000

Dreyfus Appreciation                        9.971475                8.787708              -11.87%             12,845        2001
Fund, Inc.                                 10.000000                9.971475               -0.29%                  0        2000

Dreyfus Balanced Fund,                      9.856874                9.298917               -5.66%              1,057        2001
Inc.                                       10.000000                9.856874               -1.43%                  0        2000

Dreyfus Emerging                           10.279118                9.143950              -11.04%                378        2001
Leaders Fund                               10.000000               10.279118                2.79%                378        2000


Dreyfus Premier Third                       8.637533                6.505996              -24.68%             11,068        2001
Century Fund, Inc. -                       10.000000                8.637533              -13.62%              1,907        2000
Class Z

Federated Bond Fund -                      10.425562               11.048420                5.97%              1,659        2001
Class F                                    10.000000               10.425562                4.26%              1,463        2000

Federated Equity Income                     8.682558                7.604302              -12.42%              1,568         2001
Fund - Class F                             10.000000                8.682558              -13.17%                  0         2000

Federated High Yield Trust                  9.237583                8.949518               -3.12%              1,468        2001
                                           10.000000                9.237583               -7.62%                  0        2000

Federated Intermediate                     10.359505               10.984556                6.03%                  0        2001
Income Fund - Institutional                10.000000               10.359505                3.60%                  0        2000
Service Shares

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Fidelity Advisor Balanced                9.516271                9.234738               -2.96%              2,780        2001
Fund - Class A                          10.000000                9.516271               -4.84%                427        2000

Fidelity Advisor Equity                  8.772116                7.107758              -18.97%                150        2001
Growth Fund - Class A                   10.000000                8.772116              -12.28%                  0        2000

Fidelity Advisor Equity                 11.131035               10.748327               -3.44%             14,777        2001
Income Fund - Class A                   10.000000               11.131035               11.31%                  0        2000

Fidelity Advisor Growth                  8.454422                7.094414              -16.09%                612        2001
Opportunities Fund -                    10.000000                8.454422              -15.46%                  0        2000
Class A

Fidelity Advisor High                    9.037095                8.817933               -2.43%              1,296        2001
Yield Fund - Class T                    10.000000                9.037095               -9.63%                615        2000

Fidelity Advisor Overseas                9.173113                7.234357              -21.14%                  0        2001
Fund - Class A                          10.000000                9.173113               -8.27%                  0        2000

Franklin Balance Sheet                  10.689496               12.423522               16.22%              5,996        2001
Investment Fund                         10.000000               10.689496                6.89%                  0        2000

Franklin Mutual Series                  11.020957               11.528653                4.61%              7,989        2001
Fund, Inc. - Mutual                     10.000000               11.020957               10.21%              1,098        2000
Shares Fund: Class A

Franklin Small-Mid Cap                   8.524143                6.688950              -21.53%             20,740        2001
Growth Fund - Class A                   10.000000                8.524143              -14.76%              2,066        2000

Gartmore Bond Fund -                    10.587355               11.483487                8.46%              2,219        2001
Class D                                 10.000000               10.587355                5.87%                253        2000

Gartmore Government                     10.965038               11.693717                6.65%                 36        2001
Bond Fund - Class D                     10.000000               10.965038                9.65%                  0        2000

Gartmore Growth Fund -                   7.354379                5.244071              -28.69%              1,729        2001
Class D                                 10.000000                7.354379              -26.46%                  0        2000

Gartmore Investor                       10.031767               10.116905                0.85%                  0        2001
Destinations Conservative               10.000000               10.031767                0.32%                  0        2000
Fund - Service Class

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Gartmore Investor                        9.910766                9.672375               -2.41%                  0        2001
Destinations Moderately                 10.000000                9.910766               -0.89%                  0        2000
Conservative Fund -
Service Class

Gartmore Investor                        9.732005                9.153360               -5.95%                367        2001
Destinations Moderate                   10.000000                9.732005               -2.68%                  0        2000
Fund - Service Class

Gartmore Investor                        9.596497                8.643486               -9.93%                  0        2001
Destinations Moderately                 10.000000                9.596497               -4.04%                  0        2000
Aggressive Fund - Service
Class

Gartmore Investor                        9.458313                8.270286              -12.56%                 57        2001
Destinations Aggressive                 10.000000                9.458313               -5.42%                  0        2000
Fund - Class A

Gartmore Large Cap                      11.206898               10.537091               -5.98%                359        2001
Value Fund - Class A                    10.000000               11.206898               12.07%                  0        2000

Gartmore Money Market                   10.311743               10.527209                2.09%              3,642        2001
Fund* - Service Class                   10.000000               10.311743                3.12%              3,555        2000

Gartmore Total Return                    9.535992                8.291298              -13.05%              1,126        2001
Fund(2) - Class D                       10.000000                9.535992               -4.64%                  0        2000

Gartmore Value                          10.714896               10.775717                0.57%                 61        2001
Opportunities Fund -                    10.000000               10.714896                7.15%                  0        2000
Class A

Gartmore Variable                       10.000000                9.693136               -3.07%                 10        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                         8.601688                5.699965              -33.73%             19,738        2001
Fund - Investor Class                   10.000000                8.601688              -13.98%              6,737        2000

INVESCO Small                            8.817268                6.885443              -21.91%              1,413        2001
Company Growth Fund -                   10.000000                8.817268              -11.83%                399        2000
Investor Class

INVESCO Total Return                     9.821565                9.608038               -2.17%              7,523        2001
Fund - Investor Class                   10.000000                9.821565               -1.78%                  0        2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was 0.04%.

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Janus Adviser Balanced                   9.776049                9.185750               -6.04%              2,340        2001
Fund                                    10.000000                9.776049               -2.24%                  0        2000

Janus Adviser                            8.923087                6.803385              -23.76%                510        2001
International Fund                      10.000000                8.923087              -10.77%                  0        2000

Janus Adviser Worldwide                  8.832466                6.883244              -22.07%             32,550        2001
Fund                                    10.000000                8.832466              -11.68%                596        2000

Janus Fund                               7.966367                5.812575              -27.04%             43,583        2001
                                        10.000000                7.966367              -20.34%             12,558        2000

Janus Twenty Fund                        6.865273                4.799250              -30.09%             54,277        2001
                                        10.000000                6.865273              -31.35%              9,400        2000

Janus Worldwide Fund                     7.857420                5.983612              -23.85%             15,774        2001
                                        10.000000                7.857420              -21.43%             13,661        2000

Lazard Small Cap                        10.748184               12.490226               16.21%                191        2001
Portfolio - Open Shares                 10.000000               10.748184                7.48%                  0        2000

Nationwide Bond Index                   10.498429               11.107857                5.80%                326        2001
Fund - Class A                          10.000000               10.498429                4.98%                  0        2000

Nationwide International                 9.635373                7.371729              -23.49%                  0        2001
Index Fund - Class A                    10.000000                9.635373               -3.65%                  0        2000

Nationwide Large Cap                     7.477387                5.852013              -21.74%                672        2001
Growth Fund - Class A                   10.000000                7.477387              -25.23%                643        2000

Nationwide Mid Cap                       9.778319                9.483442               -3.02%                  0        2001
Market Index Fund -                     10.000000                9.778319               -2.22%                  0        2000
Class A

Nationwide S&P 500(R)                    8.952563                7.749987              -13.43%             26,224        2001
Index Fund - Service                    10.000000                8.952563              -10.47%             13,854        2000
Class

Nationwide Small Cap                    10.104415                9.789141               -3.12%                314        2001
Fund - Class A                          10.000000               10.104415                1.04%                  0        2000

Nationwide Small Cap                     9.468307                9.505602                0.39%                 34        2001
Index Fund - Class A                    10.000000                9.468307               -5.32%                  0        2000

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Neuberger Berman                        11.834435               13.097428               10.67%              1,073        2001
Genesis Fund - Trust                    10.000000               11.834435               18.34%                  0        2000
Class

Neuberger Berman                         9.364503                9.068584               -3.16%                  0        2001
Guardian Fund - Trust                   10.000000                9.364503               -6.35%                  0        2000
Class

Neuberger Berman                        10.139842                9.687316               -4.46%              2,389        2001
Partners Fund - Trust                   10.000000               10.139842                1.40%                  0        2000
Class

Oppenheimer Capital                      9.096421                7.841725              -13.79%              3,854        2001
Appreciation Fund -                     10.000000                9.096421               -9.04%                  0        2000
Class A

Oppenheimer Global                       9.506920                8.279781              -12.91%             14,297        2001
Fund - Class A                          10.000000                9.506920               -4.93%              1,368        2000

Oppenheimer Strategic                    9.902442               10.126843                2.27%              2,094        2001
Income Fund - Class A                   10.000000                9.902442               -0.98%                  0        2000

PIMCO Total Return                      10.427070               11.219503                7.60%                367        2001
Fund - Class A                          10.000000               10.427070                4.27%                  0        2000

Strong Advisor Common                    9.592533                9.310678               -2.94%             19,557        2001
Stock Fund, Inc.                        10.000000                9.592533               -4.07%                335        2000

Strong Advisor Mid Cap                   7.731845                5.278481              -31.73%                552        2001
Growth Fund                             10.000000                7.731845              -22.68%                  0        2000

Strong Growth & Income                   8.719171                6.882044              -21.07%                  0        2001
Fund                                    10.000000                8.719171              -12.81%                  0        2000

Templeton Foreign                       10.457445                9.507892               -9.08%                 75        2001
Fund -  Class A                         10.000000               10.457445                4.57%                  0        2000



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.30%)
                (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)


       UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                   VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                        OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                      UNIT VALUE        OF PERIOD
-----------------------------       ------------------       -----------------       ------------      ------------       ----
American Century:                        7.987637                 6.411496              -19.73%                501        2001
Growth - Investor Class                 10.000000                 7.987637              -20.12%                  0        2000

American Century:                        8.918944                 8.042401               -9.83%              1,555        2001
Income & Growth -                       10.000000                 8.918944              -10.81%                 56        2000
Advisor Class

American Century:                        8.683607                 6.256338              -27.95%                  0        2001
International Growth -                  10.000000                 8.683607              -13.16%                  0        2000
Advisor Class

American Century: Short                 10.548476                11.155138                5.75%                967        2001
Term Government -                       10.000000                10.548476                5.48%                  0        2000
Investor Class

American Century: Ultra -                7.994131                 6.736581              -15.73%              1,234        2001
Investor Class                          10.000000                 7.994131              -20.06%                  0        2000

Dreyfus Appreciation                     9.968140                 8.780286              -11.92%              5,631        2001
Fund, Inc.                              10.000000                 9.968140               -0.32%                  0        2000

Dreyfus Balanced                         9.853568                 9.291066               -5.71%                  0        2001
Fund, Inc.                              10.000000                 9.853568               -1.46%                  0        2000

Dreyfus Emerging Leaders                10.275676                 9.136222              -11.09%                  0        2001
Fund                                    10.000000                10.275676                2.76%                  0        2000

Dreyfus Premier Third                    8.634638                 6.500494              -24.72%                  0        2001
Century Fund, Inc. -                    10.000000                 8.634638              -13.65%                  0        2000
Class Z

Federated Bond Fund -                   10.422072                11.039112                5.92%                  0        2001
Class F                                 10.000000                10.422072                4.22%                  0        2000

Federated Equity Income                  8.681500                 7.599504              -12.46%                  0        2001
Fund - Class F                          10.000000                 8.681500              -13.19%                  0        2000

Federated High Yield Trust               9.234453                 8.941931               -3.17%                583        2001
                                        10.000000                 9.234453               -7.66%                  0        2000

Federated Intermediate                  10.358205                10.977587                5.98%                  0        2001
Income Fund - Institutional             10.000000                10.358205                3.58%                  0        2000
Service Shares

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Fidelity Advisor Balanced                9.513092                9.226946               -3.01%                  0        2001
Fund - Class A                          10.000000                9.513092               -4.87%                  0        2000

Fidelity Advisor Equity                  8.771039                7.103265              -19.01%                  0        2001
Growth Fund - Class A                   10.000000                8.771039              -12.29%                  0        2000

Fidelity Advisor Equity                 11.127322               10.739262               -3.49%                466        2001
Income Fund - Class A                   10.000000               11.127322               11.27%                 46        2000

Fidelity Advisor Growth                  8.451595                7.088419              -16.13%                  0        2001
Opportunities Fund -                    10.000000                8.451595              -15.48%                  0        2000
Class A

Fidelity Advisor High                    9.034070                8.810489               -2.47%                  0        2001
Yield Fund - Class T                    10.000000                9.034070               -9.66%                  0        2000

Fidelity Advisor Overseas                9.171999                7.229793              -21.18%                  0        2001
Fund - Class A                          10.000000                9.171999               -8.28%                  0        2000

Franklin Balance Sheet                  10.688197               12.415691               16.16%                  0        2001
Investment Fund                         10.000000               10.688197                6.88%                  0        2000

Franklin Mutual Series                  11.017274               11.518915                4.55%              4,512        2001
Fund, Inc. - Mutual                     10.000000               11.017274               10.17%                 48        2000
Shares Fund: Class A

Franklin Small-Mid Cap                   8.521284                6.683300              -21.57%              2,277        2001
Growth Fund - Class A                   10.000000                8.521284              -14.79%                  0        2000

Gartmore Bond Fund -                     10.583768              11.473753                8.41%                  0        2001
Class D                                  10.000000              10.583768                5.84%                  0        2000

Gartmore Government                      10.961368              11.683848                6.59%              1,796        2001
Bond Fund - Class D                      10.000000              10.961368                9.61%                  0        2000

Gartmore Growth Fund -                    7.351913               5.239651              -28.73%                  0        2001
Class D                                  10.000000               7.351913              -26.48%                  0        2000

Gartmore Investor                        10.030541              10.110513                0.80%                  0        2001
Destinations Conservative                10.000000              10.030541                0.31%                  0        2000
Fund - Service Class

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Gartmore Investor                         9.909557               9.666276               -2.46%                  0        2001
Destinations Moderately                  10.000000               9.909557               -0.90%                  0        2000
Conservative Fund -
Service Class

Gartmore Investor                         9.730818               9.147586               -5.99%                  0        2001
Destinations Moderate                    10.000000               9.730818               -2.69%                  0        2000
Fund - Service Class

Gartmore Investor                         9.595327               8.638019               -9.98%                  0        2001
Destinations Moderately                  10.000000               9.595327               -4.05%                  0        2000
Aggressive Fund - Service
Class

Gartmore Investor                         9.457166               8.265073              -12.61%                  0        2001
Destinations Aggressive                  10.000000               9.457166               -5.43%                  0        2000
Fund - Class A

Gartmore Large Cap                       11.203169              10.528227               -6.02%                  0        2001
Value Fund - Class A                     10.000000              11.203169               12.03%                  0        2000

Gartmore Money Market                    10.308248              10.518284                2.04%              3,845        2001
Fund - Service Class                     10.000000              10.308248                3.08%             17,383        2000

Gartmore Total Return                     9.532796               8.284296              -13.10%                  0        2001
Fund - Class D                           10.000000               9.532796               -4.67%                706        2000

Gartmore Value                           10.713600              10.768918                0.52%                  0        2001
Opportunities Fund -                     10.000000              10.713600                7.14%                  0        2000
Class A

Gartmore Variable                        10.000000               9.691085               -3.09%                  0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                          8.598799               5.695129              -33.77%              1,038        2001
Fund - Investor Class                    10.000000               8.598799              -14.01%                  0        2000

INVESCO Small Company Growth              8.814308               6.879614              -21.95%              1,685        2001
Fund - Investor Class                    10.000000               8.814308              -11.86%                 59        2000

INVESCO Total Return Fund -               9.818286               9.599941               -2.22%                  0        2001
Investor Class                           10.000000               9.818286               -1.82%                  0        2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.01%.

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Janus Adviser Balanced                    9.774860               9.179953               -6.09%                434        2001
Fund                                     10.000000               9.774860               -2.25%                  0        2000

Janus Adviser                             8.921998               6.799087              -23.79%                533        2001
International Fund                       10.000000               8.921998              -10.78%                  0        2000

Janus Adviser Worldwide                   8.831383               6.878887              -22.11%                988        2001
Fund                                     10.000000               8.831383              -11.69%                  0        2000

Janus Fund                                7.963696               5.807656              -27.07%              4,731        2001
                                         10.000000               7.963696              -20.36%                  0        2000

Janus Twenty Fund                         6.862971               4.795193              -30.13%              2,460        2001
                                         10.000000               6.862971              -31.37%              1,393        2000

Janus Worldwide Fund                      7.854786               5.978543              -23.89%                  0        2001
                                         10.000000               7.854786              -21.45%                  0        2000

Lazard Small Cap                         10.744604              12.479702               16.15%                337        2001
Portfolio - Open Shares                  10.000000              10.744604                7.45%                 55        2000

Nationwide Bond Index                    10.497107              11.100801                5.75%                  0        2001
Fund - Class A                           10.000000              10.497107                4.97%                  0        2000

Nationwide International                  9.634199               7.367062              -23.53%                  0        2001
Index Fund - Class A                     10.000000               9.634199               -3.66%                  0        2000

Nationwide Large Cap                      7.474873               5.847057              -21.78%                  0        2001
Growth Fund - Class A                    10.000000               7.474873              -25.25%                  0        2000

Nationwide Mid Cap                        9.777126               9.477447               -3.07%                  0        2001
Market Index Fund -                      10.000000               9.777126               -2.23%                  0        2000
Class A

Nationwide S&P 500(R)                     8.949571               7.743437              -13.48%              2,113        2001
Index Fund - Service                     10.000000               8.949571              -10.50%                  0        2000
Class

Nationwide Small Cap                     10.101029               9.780872               -3.17%                  0        2001
Fund - Class A                           10.000000              10.101029                1.01%                  0        2000

Nationwide Small Cap                      9.467156               9.499615                0.34%                  0        2001
Index Fund - Class A                     10.000000               9.467156               -5.33%                  0        2000

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Neuberger Berman                           11.830480            13.086390               10.62%                537        2001
Genesis Fund - Trust                       10.000000            11.830480               18.30%                  0        2000
Class

Neuberger Berman                            9.361366             9.060927               -3.21%                  0        2001
Guardian Fund - Trust                      10.000000             9.361366               -6.39%                  0        2000
Class

Neuberger Berman                           10.136452             9.679134               -4.51%                  0        2001
Partners Fund - Trust                      10.000000            10.136452                1.36%                  0        2000
Class

Oppenheimer Capital                         9.095312             7.836767              -13.84%                242        2001
Appreciation Fund -                        10.000000             9.095312               -9.05%                  0        2000
Class A

Oppenheimer Global                          9.503727             8.272774              -12.95%              3,977        2001
Fund - Class A                             10.000000             9.503727               -4.96%                  0        2000

Oppenheimer Strategic                       9.901233            10.120453                2.21%                  0        2001
Income Fund - Class A                      10.000000             9.901233               -0.99%                  0        2000

PIMCO Total Return                         10.425752            11.212375                7.55%              6,666        2001
Fund - Class A                             10.000000            10.425752                4.26%                  0        2000

Strong Advisor Common                       9.589319             9.302810               -2.99%                579        2001
Stock Fund, Inc.                           10.000000             9.589319               -4.11%                 60        2000

Strong Advisor Mid Cap                      7.730897             5.275131              -31.77%                  0        2001
Growth Fund                                10.000000             7.730897              -22.69%                  0        2000

Strong Growth & Income                      8.718108             6.877692              -21.11%                  0        2001
Fund                                       10.000000             8.718108              -12.82%                  0        2000

Templeton Foreign Fund-                    10.453942             9.499851               -9.13%                170        2001
- Class A                                  10.000000            10.453942                4.54%                  0        2000



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.35%)
                (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)


       UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF        YEAR
             FUND                   VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                        OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                      UNIT VALUE        OF PERIOD
-----------------------------       ------------------       -----------------       ------------      ------------      ----
American Century:                         7.984965               6.406085              -19.77%                979        2001
Growth - Investor Class                  10.000000               7.984965              -20.15%                492        2000

American Century:                         8.915964               8.035620               -9.87%              1,949        2001
Income & Growth -                        10.000000               8.915964              -10.84%                791        2000
Advisor Class

American Century:                         8.680694               6.251048              -27.99%                  0        2001
International Growth -                   10.000000               8.680694              -13.19%                  0        2000
Advisor Class

American Century: Short                  10.544941              11.145719                5.70%                357        2001
Term Government -                        10.000000              10.544941                5.45%                104        2000
Investor Class

American Century: Ultra -                 7.991449               6.730887              -15.77%              3,451        2001
Investor Class                           10.000000               7.991449              -20.09%              1,690        2000

Dreyfus Appreciation                      9.964802               8.772873              -11.96%              2,766        2001
Fund, Inc.                               10.000000               9.964802               -0.35%              1,279        2000

Dreyfus Balanced Fund,                    9.850271               9.283217               -5.76%                619        2001
Inc.                                     10.000000               9.850271               -1.50%                  0        2000

Dreyfus Emerging Leaders                 10.272236               9.128509              -11.13%                  0        2001
Fund                                     10.000000              10.272236                2.72%                  0        2000

Dreyfus Premier Third                     8.631746               6.495001              -24.75%                  0        2001
Century Fund, Inc. -                     10.000000               8.631746              -13.68%                  0        2000
Class Z

Federated Bond Fund -                    10.418578              11.029786                5.87%                316        2001
Class F                                  10.000000              10.418578                4.19%                  0        2000

Federated Equity Income                   8.680435               7.594692              -12.51%                 47        2001
Fund - Class F                           10.000000               8.680435              -13.20%                  0        2000

Federated High Yield Trust                9.231320               8.934346               -3.22%                 20        2001
                                         10.000000               9.231320               -7.69%                  0        2000

Federated Intermediate                   10.356897              10.970612                5.93%                  0        2001
Income Fund - Institutional              10.000000              10.356897                3.57%                  0        2000
Service Shares

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Fidelity Advisor Balanced                   9.509906             9.219156               -3.06%              2,986        2001
Fund - Class A                             10.000000             9.509906               -4.90%              1,367        2000

Fidelity Advisor Equity                     8.769968             7.098751              -19.06%                 24        2001
Growth Fund - Class A                      10.000000             8.769968              -12.30%                  0        2000

Fidelity Advisor Equity                    11.123603            10.730189               -3.54%                548        2001
Income Fund - Class A                      10.000000            11.123603               11.24%                  0        2000

Fidelity Advisor Growth                     8.448765             7.082433              -16.17%                285        2001
Opportunities Fund -                       10.000000             8.448765              -15.51%                  0        2000
Class A

Fidelity Advisor High                       9.031039             8.803048               -2.52%                  0        2001
Yield Fund - Class T                       10.000000             9.031039               -9.69%                  0        2000

Fidelity Advisor Overseas                   9.170881             7.225217              -21.22%                  0        2001
Fund - Class A                             10.000000             9.170881               -8.29%                  0        2000

Franklin Balance Sheet                     10.686898            12.407849               16.10%                974        2001
Investment Fund                            10.000000            10.686898                6.87%                  0        2000

Franklin Mutual Series                     11.013589            11.509203                4.50%              3,827        2001
Fund, Inc. - Mutual                        10.000000            11.013589               10.14%                  0        2000
Shares Fund: Class A

Franklin Small-Mid Cap                      8.518431             6.677629              -21.61%                926        2001
Growth Fund - Class A                      10.000000             8.518431              -14.82%                 54        2000

Gartmore Bond Fund -                       10.580177            11.464017                8.35%                753        2001
Class D                                    10.000000            10.580177                5.80%                  0        2000

Gartmore Government                        10.957707            11.674008                6.54%                220        2001
Bond Fund - Class D                        10.000000            10.957707                9.58%                  0        2000

Gartmore Growth Fund -                      7.349447             5.235203              -28.77%                  0        2001
Class D                                    10.000000             7.349447              -26.51%                 47        2000

Gartmore Investor                          10.029324            10.104136                0.75%                 19        2001
Destinations Conservative                  10.000000            10.029324                0.29%                  0        2000
Fund - Service Class

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Gartmore Investor                         9.908353               9.660169               -2.50%                  0        2001
Destinations Moderately                  10.000000               9.908353               -0.92%                  0        2000
Conservative Fund -
Service Class

Gartmore Investor                         9.729634               9.141817               -6.04%                  0        2001
Destinations Moderate                    10.000000               9.729634               -2.70%                  0        2000
Fund - Service Class

Gartmore Investor                         9.594163               8.632576              -10.02%                 29        2001
Destinations Moderately                  10.000000               9.594163               -4.06%                  0        2000
Aggressive Fund - Service
Class

Gartmore Investor                         9.456010               8.259848              -12.65%                  0        2001
Destinations Aggressive                  10.000000               9.456010               -5.44%                  0        2000
Fund - Class A

Gartmore Large Cap                       11.199409              10.519328               -6.07%                  0        2001
Value Fund - Class A                     10.000000              11.199409               11.99%                  0        2000

Gartmore Money Market                    10.304753              10.509362                1.99%             15,964        2001
Fund* - Service Class                    10.000000              10.304753                3.05%                101        2000

Gartmore Total Return                     9.529603               8.277294              -13.14%                310        2001
Fund - Class D                           10.000000               9.529603               -4.70%                191        2000

Gartmore Value                           10.712297              10.762121                0.47%                  0        2001
Opportunities Fund -                     10.000000              10.712297                7.12%                  0        2000
Class A

Gartmore Variable                        10.000000               9.689035               -3.11%                  0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                          8.595917               5.690302              -33.80%              2,604        2001
Fund - Investor Class                    10.000000               8.595917              -14.04%                719        2000

INVESCO Small                             8.811353               6.873792              -21.99%                449        2001
Company Growth Fund -                    10.000000               8.811353              -11.89%                330        2000
Investor Class

INVESCO Total Return                      9.814992               9.591824               -2.27%                375        2001
Fund - Investor Class                    10.000000               9.814992               -1.85%                203        2000



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.06%.

      UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                  VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                       OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                     UNIT VALUE        OF PERIOD
-----------------------------      ------------------       -----------------       ------------      ------------       ----
Janus Adviser Balanced                      9.773668             9.174148               -6.13%                  0        2001
Fund                                       10.000000             9.773668               -2.26%                  0        2000

Janus Adviser                               8.920916             6.794786              -23.83%                  0        2001
International Fund                         10.000000             8.920916              -10.79%                  0        2000

Janus Adviser Worldwide                     8.830308             6.874544              -22.15%              3,144        2001
Fund                                       10.000000             8.830308              -11.70%                489        2000

Janus Fund                                  7.961032             5.802754              -27.11%              6,810        2001
                                           10.000000             7.961032              -20.39%              2,114        2000

Janus Twenty Fund                           6.860667             4.791126              -30.17%              8,147        2001
                                           10.000000             6.860667              -31.39%              2,526        2000

Janus Worldwide Fund                        7.852154             5.973493              -23.93%                  0        2001
                                           10.000000             7.852154              -21.48%                  0        2000

Lazard Small Cap                           10.741000            12.469159               16.09%                350        2001
Portfolio - Open Shares                    10.000000            10.741000                7.41%                  0        2000

Nationwide Bond Index                      10.495778            11.093743                5.70%                  0        2001
Fund - Class A                             10.000000            10.495778                4.96%                  0        2000

Nationwide International                    9.633028             7.362404              -23.57%                  0        2001
Index Fund - Class A                       10.000000             9.633028               -3.67%                  0        2000

Nationwide Large Cap                        7.472370             5.842125              -21.82%                698        2001
Growth Fund - Class A                      10.000000             7.472370              -25.28%                  0        2000

Nationwide Mid Cap                          9.775938             9.471463               -3.11%                  0        2001
Market Index Fund -                        10.000000             9.775938               -2.24%                  0        2000
Class A

Nationwide S&P 500(R)                       8.946569             7.736898              -13.52%              7,984        2001
Index Fund - Service                       10.000000             8.946569              -10.53%              1,201        2000
Class

Nationwide Small Cap                       10.097659             9.772617               -3.22%                  0        2001
Fund - Class A                             10.000000            10.097659                0.98%                  0        2000

Nationwide Small Cap                        9.465999             9.493598                0.29%                  0        2001
Index Fund - Class A                       10.000000             9.465999               -5.34%                  0        2000

       UNDERLYING MUTUAL            ACCUMULATION UNIT        ACCUMULATION UNIT         PERCENT          NUMBER OF         YEAR
             FUND                   VALUE AT BEGINNING        VALUE AT END OF         CHANGE IN        ACCUMULATION
                                        OF PERIOD                  PERIOD            ACCUMULATION      UNITS AT END
                                                                                      UNIT VALUE        OF PERIOD
-----------------------------       ------------------       -----------------       ------------      ------------       ----
Neuberger Berman                          11.826515              13.075325               10.56%              2,410        2001
Genesis Fund - Trust                      10.000000              11.826515               18.27%                  0        2000
Class

Neuberger Berman                           9.358233               9.053270               -3.26%              1,241        2001
Guardian Fund - Trust                     10.000000               9.358233               -6.42%                923        2000
Class

Neuberger Berman                          10.133061               9.670957               -4.56%                242        2001
Partners Fund - Trust                     10.000000              10.133061                1.33%                  0        2000
Class

Oppenheimer Capital                        9.094199               7.831808              -13.88%                  0        2001
Appreciation Fund -                       10.000000               9.094199               -9.06%                  0        2000
Class A

Oppenheimer Global                         9.500554               8.265794              -13.00%                716        2001
Fund - Class A                            10.000000               9.500554               -4.99%                167        2000

Oppenheimer Strategic                      9.900030              10.114068                2.16%                  0        2001
Income Fund - Class A                     10.000000               9.900030               -1.00%                  0        2000

PIMCO Total Return                        10.424444              11.205257                7.49%                 34        2001
Fund - Class A                            10.000000              10.424444                4.24%                  0        2000

Strong Advisor Common                      9.586120               9.294963               -3.04%                327        2001
Stock Fund, Inc.                          10.000000               9.586120               -4.14%                  0        2000

Strong Advisor Mid Cap                     7.729950               5.271779              -31.80%                  0        2001
Growth Fund                               10.000000               7.729950              -22.70%                  0        2000

Strong Growth & Income                     8.717041               6.873341              -21.15%                  0        2001
Fund                                      10.000000               8.717041              -12.83%                  0        2000

Templeton Foreign Fund -                  10.450451               9.491838               -9.17%              1,245        2001
Class A                                   10.000000              10.450451                4.50%              1,742        2000



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas
Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive
Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.40%)
   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     American Century: Growth         7.982278             6.400657           -19.81%           5,928       2001
     - Investor Class                10.000000             7.982278           -20.18%           5,942       2000


     American Century: Income         8.912971             8.028811            -9.92%           4,492       2001
     & Growth - Advisor Class        10.000000             8.912971           -10.87%           5,420       2000


     American Century:                8.677781             6.245756           -28.03%             523       2001
     International Growth -          10.000000             8.677781           -13.22%             365       2000
     Advisor Class


     American Century: Short         10.541416            11.136315             5.64%              19       2001
     Term Government -               10.000000            10.541416             5.41%               0       2000
     Investor Class


     American Century: Ultra -        7.988773             6.725197           -15.82%             366       2001
     Investor Class                  10.000000             7.988773           -20.11%             366       2000


     Dreyfus Appreciation             9.961462             8.765471           -12.01%             436       2001
     Fund, Inc.                      10.000000             9.961462            -0.39%              80       2000


     Dreyfus Balanced Fund,           9.846977             9.275382            -5.80%           6,237       2001
     Inc.                            10.000000             9.846977            -1.53%           9,792       2000

     Dreyfus Emerging Leaders        10.268790             9.120785           -11.18%               0       2001
     Fund                            10.000000            10.268790             2.69%               0       2000


     Dreyfus Premier Third            8.628853             6.489500           -24.79%               0       2001
     Century Fund, Inc. -            10.000000             8.628853           -13.71%               0       2000
     Class Z


     Federated Bond Fund -           10.415085            11.020476             5.81%             260       2001
     Class F                         10.000000            10.415085             4.15%               0       2000


     Federated Equity Income          8.679377             7.589896           -12.55%               0       2001
     Fund - Class F                  10.000000             8.679377           -13.21%               0       2000


     Federated High Yield Trust       9.228188             8.926760            -3.27%               0       2001
                                     10.000000             9.228188            -7.72%               0       2000


     Federated Intermediate          10.355594            10.963641             5.87%               0       2001
     Income Fund -                   10.000000            10.355594             3.56%               0       2000
     Institutional Service
     Shares

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Fidelity Advisor Balanced        9.506721             9.211366            -3.11%             198       2001
     Fund - Class A                  10.000000             9.506721            -4.93%               0       2000


     Fidelity Advisor Equity          8.768899             7.094268           -19.10%               0       2001
     Growth Fund - Class A           10.000000             8.768899           -12.31%               0       2000


     Fidelity Advisor Equity         11.119877            10.721133            -3.59%             301       2001
     Income Fund - Class A           10.000000            11.119877            11.20%               0       2000


     Fidelity Advisor Growth          8.445932             7.076439           -16.21%               0       2001
     Opportunities Fund -            10.000000             8.445932           -15.54%               0       2000
     Class A


     Fidelity Advisor High            9.028015             8.795608            -2.57%               0       2001
     Yield Fund - Class T            10.000000             9.028015            -9.72%               0       2000


     Fidelity Advisor Overseas        9.169762             7.220651           -21.26%               0       2001
     Fund - Class A                  10.000000             9.169762            -8.30%               0       2000


     Franklin Balance Sheet          10.685596            12.400018            16.04%              22       2001
     Investment Fund                 10.000000            10.685596             6.86%               0       2000


     Franklin Mutual Series          11.009900            11.499485             4.45%             144       2001
     Fund, Inc. - Mutual             10.000000            11.009900            10.10%               0       2000
     Shares Fund: Class A


     Franklin Small-Mid Cap           8.515572             6.671973           -21.65%             528       2001
     Growth Fund - Class A           10.000000             8.515572           -14.84%             385       2000


     Gartmore Bond Fund -            10.576589            11.454290             8.30%               0       2001
     Class D D                       10.000000            10.576589             5.77%               0       2000


     Gartmore Government Bond        10.954030            11.664147             6.48%              56       2001
     Fund - Class D                  10.000000            10.954030             9.54%               0       2000




     Gartmore Growth Fund -           7.346974             5.230775           -28.80%             327       2001
     Class D                         10.000000             7.346974           -26.53%               0       2000


     Gartmore Investor               10.028096            10.097750             0.69%               0       2001
     Destinations Conservative       10.000000            10.028096             0.28%               0       2000
     Fund - Service Class

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Gartmore Investor                9.907140             9.654061            -2.55%               0       2001
     Destinations Moderately         10.000000             9.907140            -0.93%               0       2000
     Conservative Fund -
     Service Class


     Gartmore Investor                9.728447             9.136036            -6.09%             707       2001
     Destinations Moderate           10.000000             9.728447            -2.72%               0       2000
     Fund - Service Class


     Gartmore Investor                9.592988             8.627105           -10.07%               0       2001
     Destinations Moderately         10.000000             9.592988            -4.07%               0       2000
     Aggressive Fund - Service
     Class


     Gartmore Investor                9.454857             8.254622           -12.69%           1,159       2001
     Destinations Aggressive         10.000000             9.454857            -5.45%               0       2000
     Fund - Class A


     Gartmore Large Cap Value        11.195662            10.510442            -6.12%               0       2001
     Fund - Class A                  10.000000            11.195662            11.96%               0       2000


     Gartmore Money Market           10.301256            10.500440             1.93%               0       2001
     Fund* - Service Class           10.000000            10.301256             3.01%               0       2000


     Gartmore Total Return            9.526415             8.270301           -13.19%             139       2001
     Fund - Class D                  10.000000             9.526415            -4.74%             139       2000


     Gartmore Value                  10.710998            10.755333             0.41%               0       2001
     Opportunities Fund -            10.000000            10.710998             7.11%               0       2000
     Class A


     Gartmore Variable               10.000000             9.686992            -3.13%               0       2001
     Insurance Trust - J.P.
     Morgan GVIT Balanced
     Fund: Class I

     INVESCO Dynamics Fund -          8.593030             5.685485           -33.84%           7,412       2001
     Investor Class                  10.000000             8.593030           -14.07%           5,404       2000


     INVESCO Small Company            8.808407             6.867985           -22.03%           5,344       2001
     Growth Fund - Investor          10.000000             8.808407           -11.92%           5,089       2000
     Class


     INVESCO Total Return Fund        9.811714             9.583734            -2.32%             362       2001
     - Investor Class                10.000000             9.811714            -1.88%               0       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.11%.

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Janus Adviser Balanced           9.772480             9.168354            -6.18%               0       2001
     Fund                            10.000000             9.772480            -2.28%               0       2000


     Janus Adviser                    8.919820             6.790479           -23.87%               0       2001
     International Fund              10.000000             8.919820           -10.80%               0       2000


     Janus Adviser Worldwide          8.829229             6.870186           -22.19%           5,638       2001
     Fund                            10.000000             8.829229           -11.71%           5,590       2000


     Janus Fund                       7.958354             5.797828           -27.15%             870       2001
                                     10.000000             7.958354           -20.42%             362       2000


     Janus Twenty Fund                6.858363             4.787078           -30.20%             893       2001
                                     10.000000             6.858363           -31.42%             578       2000


     Janus Worldwide Fund             7.849518             5.968432           -23.96%               0       2001
                                     10.000000             7.849518           -21.50%               0       2000


     Lazard Small Cap                10.737408            12.458640            16.03%               0       2001
     Portfolio - Open Shares         10.000000            10.737408             7.37%               0       2000


     Nationwide Bond Index           10.494463            11.086699             5.64%               0       2001
     Fund - Class A                  10.000000            10.494463             4.94%               0       2000


     Nationwide International         9.631851             7.357745           -23.61%               0       2001
     Index Fund - Class A            10.000000             9.631851            -3.68%               0       2000


     Nationwide Large Cap             7.469854             5.837176           -21.86%               0       2001
     Growth Fund - Class A           10.000000             7.469854           -25.30%               0       2000


     Nationwide Mid Cap Market        9.774743             9.465469            -3.16%               0       2001
     Index Fund - Class A            10.000000             9.774743            -2.25%               0       2000


     Nationwide S&P 500(R)            8.943566             7.730344           -13.57%              85       2001
     Index Fund - Service Class      10.000000             8.943566           -10.56%               0       2000


     Nationwide Small Cap Fund       10.094272             9.764363            -3.27%               0       2001
     - Class A                       10.000000            10.094272             0.94%               0       2000


     Nationwide Small Cap             9.464843             9.487599             0.24%               0       2001
     Index Fund - Class A            10.000000             9.464843            -5.35%               0       2000

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis        11.822556            13.064292            10.50%             143       2001
     Fund - Trust Class              10.000000            11.822556            18.23%               0       2000


     Neuberger Berman Guardian        9.355096             9.045625            -3.31%              52       2001
     Fund - Trust Class              10.000000             9.355096            -6.45%               0       2000


     Neuberger Berman Partners       10.129664             9.662784            -4.61%               0       2001
     Fund - Trust Class              10.000000            10.129664             1.30%               0       2000


     Oppenheimer Capital              9.093093             7.826855           -13.93%               0       2001
     Appreciation Fund - Class       10.000000             9.093093            -9.07%               0       2000
     A


     Oppenheimer Global Fund -        9.497367             8.258804           -13.04%           1,127       2001
     Class A                         10.000000             9.497367            -5.03%             336       2000


     Oppenheimer Strategic             9.898822           10.107680             2.11%               0       2001
     Income Fund - Class A            10.000000            9.898822            -1.01%               0       2000


     PIMCO Total Return Fund -        10.423131           11.198134             7.44%               0       2001
     Class A                          10.000000           10.423131             4.23%               0       2000


     Strong Advisor Common             9.582905            9.287108            -3.09%             263       2001
     Stock Fund, Inc.                 10.000000            9.582905            -4.17%               0       2000


     Strong Advisor Mid Cap            7.729008            5.268446           -31.84%               0       2001
     Growth Fund(1)                   10.000000            7.729008           -22.71%               0       2000


     Strong Growth & Income            8.715976            6.868994           -21.19%               0       2001
     Fund                             10.000000            8.715976           -12.84%               0       2000


     Templeton Foreign Fund -         10.446944            9.483809            -9.22%               0       2001
     Class A                          10.000000           10.446944             4.47%               0       2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     American Century:                7.979607             6.395245           -19.86%           1,068       2001
     Growth - Investor Class         10.000000             7.979607           -20.20%           1,018       2000


     American Century: Income         8.909987             8.022025            -9.97%           3,180       2001
     & Growth - Advisor Class        10.000000             8.909987           -10.90%             170       2000


     American Century:                8.674874             6.240467           -28.06%           1,265       2001
     International Growth -          10.000000             8.674874           -13.25%             351       2000
     Advisor Class


     American Century: Short         10.537875            11.126898             5.59%             546       2001
     Term Government -               10.000000            10.537875             5.38%               0       2000
     Investor Class


     American Century: Ultra -        7.986087             6.719494           -15.86%           9,096       2001
     Investor Class                  10.000000             7.986087           -20.14%           3,214       2000


     Dreyfus Appreciation             9.958126             8.758045           -12.05%           1,137       2001
     Fund, Inc.                      10.000000             9.958126            -0.42%             233       2000


     Dreyfus Balanced Fund,           9.843679             9.267544            -5.85%             500       2001
     Inc.                            10.000000             9.843679            -1.56%             220       2000

     Dreyfus Emerging Leaders        10.265356             9.113078           -11.22%               0       2001
     Fund                            10.000000            10.265356             2.65%               0       2000

     Dreyfus Premier Third            8.625964             6.484016           -24.83%           1,528       2001
     Century Fund, Inc. -            10.000000             8.625964           -13.74%           1,364       2000
     Class Z


     Federated Bond Fund -           10.411592            11.011157             5.76%             333       2001
     Class F                         10.000000            10.411592             4.12%             169       2000


     Federated Equity Income          8.678320             7.585100           -12.60%               0       2001
     Fund - Class F                  10.000000             8.678320           -13.22%               0       2000


     Federated High Yield Trust       9.225056             8.919182            -3.32%             144       2001
                                     10.000000             9.225056            -7.75%              43       2000


     Federated Intermediate          10.354290            10.956671             5.82%               0       2001
     Income Fund -                   10.000000            10.354290             3.54%               0       2000
     Institutional Service
     Shares

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Fidelity Advisor Balanced        9.503531             9.203576            -3.16%           1,073       2001
     Fund - Class A                  10.000000             9.503531            -4.96%             537       2000


     Fidelity Advisor Equity          8.767828             7.089774           -19.14%             308       2001
     Growth Fund - Class A           10.000000             8.767828           -12.32%               0       2000


     Fidelity Advisor Equity         11.116157            10.712074            -3.64%           1,111       2001
     Income Fund - Class A           10.000000            11.116157            11.16%             690       2000


     Fidelity Advisor Growth          8.443095             7.070458           -16.26%           3,286       2001
     Opportunities Fund -            10.000000             8.443095           -15.57%             914       2000
     Class A


     Fidelity Advisor High            9.024990             8.788167            -2.62%             360       2001
     Yield Fund - Class T            10.000000             9.024990            -9.75%             317       2000


     Fidelity Advisor Overseas        9.168643             7.216084           -21.30%               0       2001
     Fund - Class A                  10.000000             9.168643            -8.31%               0       2000


     Franklin Balance Sheet          10.684290            12.392175            15.99%             674       2001
     Investment Fund                 10.000000            10.684290             6.84%               0       2000


     Franklin Mutual Series          11.006218            11.489770             4.39%             783       2001
     Fund, Inc. - Mutual             10.000000            11.006218            10.06%               0       2000
     Shares Fund: Class A


     Franklin Small-Mid Cap           8.512713             6.666321           -21.69%           2,304       2001
     Growth Fund - Class A           10.000000             8.512713           -14.87%             330       2000


     Gartmore Bond Fund -            10.572997            11.444561             8.24%             668       2001
     Class D                         10.000000            10.572997             5.73%             194       2000


     Gartmore Government Bond        10.950362            11.654294             6.43%             425       2001
     Fund - Class D                  10.000000            10.950362             9.50%               0       2000




     Gartmore Growth Fund -           7.344506             5.226331           -28.84%             607       2001
     Class D                         10.000000             7.344506           -26.55%             607       2000


     Gartmore Investor               10.026870            10.091371             0.64%               0       2001
     Destinations Conservative       10.000000            10.026870             0.27%               0       2000
     Fund - Service Class

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Gartmore Investor                9.905932             9.647960            -2.60%               0       2001
     Destinations Moderately         10.000000             9.905932            -0.94%               0       2000
     Conservative Fund -
     Service Class



     Gartmore Investor                9.727261             9.130251            -6.14%             298       2001
     Destinations Moderate           10.000000             9.727261            -2.73%               0       2000
     Fund - Service Class


     Gartmore Investor                9.591819             8.621655           -10.11%             166       2001
     Destinations Moderately         10.000000             9.591819            -4.08%               0       2000
     Aggressive Fund - Service
     Class


     Gartmore Investor                9.453704             8.249387           -12.74%               0       2001
     Destinations Aggressive         10.000000             9.453704            -5.46%               0       2000
     Fund - Class A


     Gartmore Large Cap Value        11.191916            10.501570            -6.17%             205       2001
     Fund - Class A                  10.000000            11.191916            11.92%               0       2000


     Gartmore Money Market           10.297760            10.491525             1.88%           7,958       2001
     Fund* - Service Class           10.000000            10.297760             2.98%             174       2000


     Gartmore Total Return            9.523220             8.263303           -13.23%             566       2001
     Fund - Class D                  10.000000             9.523220            -4.77%             228       2000


     Gartmore Value                  10.709688            10.748517             0.36%             208       2001
     Opportunities Fund -            10.000000            10.709688             7.10%               0       2000
     Class A


     Gartmore Variable               10.000000             9.684942            -3.15%               0       2001
     Insurance Trust - J.P.
     Morgan GVIT Balanced
     Fund: Class I

     INVESCO Dynamics Fund -          8.590146             5.680666           -33.87%          10,338       2001
     Investor Class                  10.000000             8.590146           -14.10%             166       2000


     INVESCO Small Company            8.805446             6.862159           -22.07%             719       2001
     Growth Fund - Investor          10.000000             8.805446           -11.95%             238       2000
     Class


     INVESCO Total Return             9.808427             9.575640            -2.37%           2,990       2001
     Fund - Investor Class           10.000000             9.808427            -1.92%              76       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.16%.

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Janus Adviser Balanced           9.771288             9.162562            -6.23%           1,234       2001
     Fund                            10.000000             9.771288            -2.29%               0       2000


     Janus Adviser                    8.918728             6.786184           -23.91%              77       2001
     International Fund              10.000000             8.918728           -10.81%               0       2000


     Janus Adviser Worldwide          8.828146             6.865837           -22.23%           9,448       2001
     Fund                            10.000000             8.828146           -11.72%           3,130       2000


     Janus Fund                       7.955688             5.792910           -27.19%           7,913       2001
                                     10.000000             7.955688           -20.44%           2,100       2000


     Janus Twenty Fund                6.856048             4.783010           -30.24%          15,630       2001
                                     10.000000             6.856048           -31.44%           2,998       2000


     Janus Worldwide Fund             7.846884             5.963384           -24.00%           1,329       2001
                                     10.000000             7.846884           -21.53%           1,144       2000


     Lazard Small Cap                10.733803            12.448098            15.97%             101       2001
     Portfolio - Open Shares         10.000000            10.733803             7.34%               0       2000


     Nationwide Bond Index           10.493140            11.079650             5.59%               0       2001
     Fund - Class A                  10.000000            10.493140             4.93%               0       2000


     Nationwide International         9.630677             7.353094           -23.65%             118       2001
     Index Fund - Class A            10.000000             9.630677            -3.69%               0       2000


     Nationwide Large Cap             7.467353             5.832229           -21.90%              24       2001
     Growth Fund - Class A           10.000000             7.467353           -25.33%               0       2000


     Nationwide Mid Cap Market        9.773554             9.459491            -3.21%             261       2001
     Index Fund - Class A            10.000000             9.773554            -2.26%               0       2000


     Nationwide S&P 500(R)            8.940568             7.723817           -13.61%           3,611       2001
     Index Fund - Service Class      10.000000             8.940568           -10.59%             668       2000


     Nationwide Small Cap            10.090883             9.756098            -3.32%             146       2001
     Fund - Class A                  10.000000            10.090883             0.91%               0       2000


     Nationwide Small Cap             9.463689             9.481590             0.19%             277       2001
     Index Fund - Class A            10.000000             9.463689            -5.36%               0       2000

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis        11.818605            13.053256            10.45%           1,527       2001
     Fund - Trust Class              10.000000            11.818605            18.19%             437       2000


     Neuberger Berman Guardian        9.351959             9.037969            -3.36%             659       2001
     Fund - Trust Class              10.000000             9.351959            -6.48%             217       2000


     Neuberger Berman Partners       10.126269             9.654616            -4.66%             704       2001
     Fund - Trust Class              10.000000            10.126269             1.26%               0       2000


     Oppenheimer Capital              9.091985             7.821864           -13.97%           3,332       2001
     Appreciation Fund -             10.000000             9.091985            -9.08%               0       2000
     Class A


     Oppenheimer Global Fund -        9.494192             8.251822           -13.09%           5,802       2001
     Class A                         10.000000             9.494192            -5.06%           2,819       2000


     Oppenheimer Strategic            9.897617            10.101298             2.06%             236       2001
     Income Fund - Class A           10.000000             9.897617            -1.02%               0       2000


     PIMCO Total Return Fund -       10.421817            11.191014             7.38%             798       2001
     Class A                         10.000000            10.421817             4.22%               0       2000


     Strong Advisor Common            9.579686             9.279248            -3.14%           3,733       2001
     Stock Fund, Inc.                10.000000             9.579686            -4.20%             561       2000


     Strong Advisor Mid Cap           7.728062             5.265101           -31.87%             168       2001
     Growth Fund                     10.000000             7.728062           -22.72%               0       2000


     Strong Growth & Income           8.714916             6.864646           -21.23%           1,008       2001
     Fund                            10.000000             8.714916           -12.85%               0       2000


     Templeton Foreign Fund -        10.443442             9.475781            -9.27%           1,670       2001
     Class A                         10.000000            10.443442             4.43%             117       2000






The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas
Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive
Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.50%)
   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     American Century: Growth         7.976922             6.389818           -19.90%              87       2001
     - Investor Class                10.000000             7.976922           -20.23%               0       2000


     American Century: Income         8.906998             8.015252           -10.01%           1,264       2001
     & Growth - Advisor Class        10.000000             8.906998           -10.93%             681       2000


     American Century:                8.671954             6.235181           -28.10%             402       2001
     International Growth -          10.000000             8.671954           -13.28%               0       2000
     Advisor Class


     American Century: Short         10.534339            11.117502             5.54%              93       2001
     Term Government -               10.000000            10.534339             5.34%               0       2000
     Investor Class


     American Century: Ultra -        7.983407             6.713812           -15.90%             899       2001
     Investor Class                  10.000000             7.983407           -20.17%             247       2000


     Dreyfus Appreciation             9.954789             8.750643           -12.10%             194       2001
     Fund, Inc.                      10.000000             9.954789            -0.45%               0       2000

     Dreyfus Balanced Fund,           9.840378             9.259700            -5.90%             354       2001
     Inc.                            10.000000             9.840378            -1.60%               0       2000

     Dreyfus Emerging Leaders        10.261913             9.105357           -11.27%               0       2001
     Fund                            10.000000            10.261913             2.62%               0       2000


     Dreyfus Premier Third            8.623059             6.478513           -24.87%               0       2001
     Century Fund, Inc. -            10.000000             8.623059           -13.77%               0       2000
     Class Z


     Federated Bond Fund -           10.408109            11.001847             5.70%               0       2001
     Class F                         10.000000            10.408109             4.08%               0       2000


     Federated Equity Income          8.677258             7.580293           -12.64%              25       2001
     Fund - Class F                  10.000000             8.677258           -13.23%               0       2000


     Federated High Yield Trust       9.221921             8.911602            -3.37%               0       2001
                                     10.000000             9.221921            -7.78%               0       2000


     Federated Intermediate          10.352982            10.949696             5.76%               0       2001
     Income Fund -                   10.000000            10.352982             3.53%               0       2000
     Institutional Service
     Shares

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Fidelity Advisor Balanced        9.500347             9.195805            -3.21%              31       2001
     Fund - Class A                  10.000000             9.500347            -5.00%               0       2000


     Fidelity Advisor Equity          8.766760             7.085291           -19.18%               0       2001
     Growth Fund - Class A           10.000000             8.766760           -12.33%               0       2000


     Fidelity Advisor Equity         11.112437            10.703022            -3.68%             270       2001
     Income Fund - Class A           10.000000            11.112437            11.12%               0       2000


     Fidelity Advisor Growth          8.440262             7.064476           -16.30%              59       2001
     Opportunities Fund -            10.000000             8.440262           -15.60%               0       2000
     Class A


     Fidelity Advisor High            9.021948             8.780732            -2.67%               0       2001
     Yield Fund - Class T            10.000000             9.021948            -9.78%               0       2000


     Fidelity Advisor Overseas        9.167524             7.211514           -21.34%               0       2001
     Fund - Class A                  10.000000             9.167524            -8.32%               0       2000


     Franklin Balance Sheet          10.682989            12.384341            15.93%             395       2001
     Investment Fund                 10.000000            10.682989             6.83%               0       2000


     Franklin Mutual Series          11.002521            11.480048             4.34%             148       2001
     Fund, Inc. - Mutual             10.000000            11.002521            10.03%               0       2000
     Shares Fund: Class A


     Franklin Small-Mid Cap           8.509855             6.660671           -21.73%               3       2001
     Growth Fund - Class A           10.000000             8.509855           -14.90%               0       2000


     Gartmore Bond Fund -            10.569405            11.434837             8.19%               1       2001
     Class D                         10.000000            10.569405             5.69%               0       2000


     Gartmore Government Bond        10.946692            11.644459             6.37%               0       2001
     Fund - Class D                  10.000000            10.946692             9.47%               0       2000


     Gartmore Growth Fund -           7.342041             5.221904           -28.88%               0       2001
     Class D                         10.000000             7.342041           -26.58%               0       2000


     Gartmore Investor               10.025650            10.084987             0.59%               0       2001
     Destinations Conservative       10.000000            10.025650             0.26%               0       2000
     Fund - Service Class

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Gartmore Investor                9.904723             9.641866            -2.65%             141       2001
     Destinations Moderately         10.000000             9.904723            -0.95%               0       2000
     Conservative Fund -
     Service Class


     Gartmore Investor                9.726076             9.124476            -6.19%               0       2001
     Destinations Moderate           10.000000             9.726076            -2.74%               0       2000
     Fund - Service Class


     Gartmore Investor                9.590647             8.616194           -10.16%               0       2001
     Destinations Moderately         10.000000             9.590647            -4.09%               0       2000
     Aggressive Fund - Service
     Class


     Gartmore Investor                9.452550             8.244175           -12.78%               0       2001
     Destinations Aggressive         10.000000             9.452550            -5.47%               0       2000
     Fund - Class A


     Gartmore Large Cap Value        11.188163            10.492689            -6.22%             236       2001
     Fund - Class A                  10.000000            11.188163            11.88%               0       2000


     Gartmore Money Market           10.294260            10.482610             1.83%           2,111       2001
     Fund* - Service Class           10.000000            10.294260             2.94%               0       2000


     Gartmore Total Return            9.520033             8.256316           -13.27%               0       2001
     Fund - Class D                  10.000000             9.520033            -4.80%               0       2000


     Gartmore Value                  10.708390            10.741736             0.31%              44       2001
     Opportunities Fund -            10.000000            10.708390             7.08%               0       2000
     Class A


     Gartmore Variable               10.000000             9.682886            -3.17%               0       2001
     Insurance Trust - J.P.
     Morgan GVIT Balanced
     Fund: Class I

     INVESCO Dynamics Fund -          8.587266             5.675844           -33.90%           1,636       2001
     Investor Class                  10.000000             8.587266           -14.13%             438       2000


     INVESCO Small Company            8.802488             6.856345           -22.11%             474       2001
     Growth Fund - Investor          10.000000             8.802488           -11.98%               0       2000
     Class


     INVESCO Total Return Fund        9.805138             9.567547            -2.42%               0       2001
     - Investor Class                10.000000             9.805138            -1.95%               0       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.21%.

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Janus Adviser Balanced           9.770095             9.156766            -6.28%             109       2001
     Fund                            10.000000             9.770095            -2.30%               0       2000


     Janus Adviser                    8.917641             6.781885           -23.95%               0       2001
     International Fund              10.000000             8.917641           -10.82%               0       2000


     Janus Adviser Worldwide          8.827073             6.861490           -22.27%             739       2001
     Fund                            10.000000             8.827073           -11.73%               0       2000


     Janus Fund                       7.953018             5.788008           -27.22%             865       2001
                                     10.000000             7.953018           -20.47%             443       2000


     Janus Twenty Fund                6.853752             4.778957           -30.27%           2,629       2001
                                     10.000000             6.853752           -31.46%             506       2000


     Janus Worldwide Fund             7.844244             5.958337           -24.04%             440       2001
                                     10.000000             7.844244           -21.56%             440       2000


     Lazard Small Cap                10.730212            12.437583            15.91%               0       2001
     Portfolio - Open Shares         10.000000            10.730212             7.30%               0       2000


     Nationwide Bond Index           10.491816            11.072601             5.54%               0       2001
     Fund - Class A                  10.000000            10.491816             4.92%               0       2000


     Nationwide International         9.629504             7.348440           -23.69%               0       2001
     Index Fund - Class A            10.000000             9.629504            -3.70%               0       2000


     Nationwide Large Cap             7.464841             5.827282           -21.94%               0       2001
     Growth Fund - Class A           10.000000             7.464841           -25.35%               0       2000


     Nationwide Mid Cap Market        9.772361             9.453502            -3.26%               0       2001
     Index Fund - Class A            10.000000             9.772361            -2.28%               0       2000


     Nationwide S&P 500(R)            8.937573             7.717283           -13.65%           1,442       2001
     Index Fund - Service Class      10.000000             8.937573           -10.62%             670       2000


     Nationwide Small Cap            10.087507             9.747853            -3.37%               0       2001
     Fund(6) - Class A               10.000000            10.087507             0.88%               0       2000


     Nationwide Small Cap             9.462540             9.475598             0.14%              16       2001
     Index Fund - Class A            10.000000             9.462540            -5.37%               0       2000

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis        11.814635            13.042221            10.39%              61       2001
     Fund - Trust Class              10.000000            11.814635            18.15%               0       2000


     Neuberger Berman Guardian        9.348824             9.030327            -3.41%              26       2001
     Fund - Trust Class              10.000000             9.348824            -6.51%               0       2000


     Neuberger Berman Partners       10.122886             9.646461            -4.71%               0       2001
     Fund - Trust Class              10.000000            10.122886             1.23%               0       2000


     Oppenheimer Capital              9.090872             7.816946           -14.01%             153       2001
     Appreciation Fund - Class       10.000000             9.090872            -9.09%               0       2000
     A


     Oppenheimer Global Fund -        9.491003             8.244826           -13.13%             671       2001
     Class A                         10.000000             9.491003            -5.09%               0       2000


     Oppenheimer Strategic            9.896413            10.094915             2.01%               0       2001
     Income Fund - Class A           10.000000             9.896413            -1.04%               0       2000


     PIMCO Total Return Fund -       10.420509            11.183903             7.33%             123       2001
     Class A                         10.000000            10.420509             4.21%               0       2000


     Strong Advisor Common            9.576473             9.271389            -3.19%             138       2001
     Stock Fund, Inc.                10.000000             9.576473            -4.24%               0       2000


     Strong Advisor Mid Cap           7.727109             5.261754           -31.91%               0       2001
     Growth Fund                     10.000000             7.727109           -22.73%               0       2000


     Strong Growth & Income           8.713852             6.860301           -21.27%               0       2001
     Fund                            10.000000             8.713852           -12.86%               0       2000


     Templeton Foreign Fund -        10.439940             9.467765            -9.31%               0       2001
     Class A                         10.000000            10.439940             4.40%               0       2000





The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.55%)
   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     American Century: Growth         7.974245             6.384404           -19.94%             538       2001
     - Investor Class                10.000000             7.974245           -20.26%               0       2000


     American Century: Income         8.904009             8.008468           -10.06%           6,701       2001
     & Growth - Advisor Class        10.000000             8.904009           -10.96%               0       2000


     American Century:                8.669053             6.229902           -28.14%               0       2001
     International Growth -          10.000000             8.669053           -13.31%               0       2000
     Advisor Class


     American Century: Short         10.530808            11.108093             5.48%               0       2001
     Term Government -               10.000000            10.530808             5.31%               0       2000
     Investor Class


     American Century: Ultra -        7.980721             6.708123           -15.95%             190       2001
     Investor Class                  10.000000             7.980721           -20.19%              57       2000


     Dreyfus Appreciation             9.951442             8.743233           -12.14%              23       2001
     Fund, Inc.                      10.000000             9.951442            -0.49%               0       2000

     Dreyfus Balanced Fund,           9.837075             9.251871            -5.95%           5,419       2001
     Inc.                            10.000000             9.837075            -1.63%               0       2000

     Dreyfus Emerging Leaders        10.258464             9.097640           -11.32%               0       2001
     Fund                            10.000000            10.258464             2.58%               0       2000


     Dreyfus Premier Third            8.620170             6.473029           -24.91%               0       2001
     Century Fund, Inc. -            10.000000             8.620170           -13.80%               0       2000
     Class Z


     Federated Bond Fund -           10.404603            10.992539             5.65%             289       2001
     Class F                         10.000000            10.404603             4.05%               0       2000


     Federated Equity Income          8.676199             7.575494           -12.69%               0       2001
     Fund - Class F                  10.000000             8.676199           -13.24%               0       2000


     Federated High Yield Trust       9.218789             8.904030            -3.41%               0       2001
                                     10.000000             9.218789            -7.81%               0       2000


     Federated Intermediate          10.351679            10.942730             5.71%               0       2001
     Income Fund -                   10.000000            10.351679             3.52%               0       2000
     Institutional Service
     Shares

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Fidelity Advisor Balanced        9.497154             9.188013            -3.26%               0       2001
     Fund - Class A                  10.000000             9.497154            -5.03%               0       2000


     Fidelity Advisor Equity          8.765685             7.080789           -19.22%               0       2001
     Growth Fund - Class A           10.000000             8.765685           -12.34%               0       2000


     Fidelity Advisor Equity         11.108706            10.693967            -3.73%               0       2001
     Income Fund - Class A           10.000000            11.108706            11.09%               0       2000


     Fidelity Advisor Growth          8.437434             7.058486           -16.34%               0       2001
     Opportunities Fund -            10.000000             8.437434           -15.63%               0       2000
     Class A


     Fidelity Advisor High            9.018930             8.773314            -2.72%               0       2001
     Yield Fund - Class T            10.000000             9.018930            -9.81%               0       2000


     Fidelity Advisor Overseas        9.166403             7.206949           -21.38%               0       2001
     Fund - Class A                  10.000000             9.166403            -8.34%               0       2000


     Franklin Balance Sheet          10.681689            12.376509            15.87%               0       2001
     Investment Fund                 10.000000            10.681689             6.82%               0       2000


     Franklin Mutual Series          10.998835            11.470342             4.29%           4,717       2001
     Fund, Inc. - Mutual             10.000000            10.998835             9.99%               0       2000
     Shares Fund: Class A


     Franklin Small-Mid Cap           8.506987             6.655025           -21.77%             368       2001
     Growth Fund - Class A           10.000000             8.506987           -14.93%              51       2000


     Gartmore Bond Fund -            10.565815            11.425118             8.13%           3,908       2001
     Class D                         10.000000            10.565815             5.66%               0       2000


     Gartmore Government Bond        10.943018            11.634611             6.32%           2,554       2001
     Fund - Class D                  10.000000            10.943018             9.43%               0       2000


     Gartmore Growth Fund -           7.339564             5.217481           -28.91%               0       2001
     Class D                         10.000000             7.339564           -26.60%               0       2000


     Gartmore Investor               10.024428            10.078614             0.54%               0       2001
     Destinations Conservative       10.000000            10.024428             0.24%               0       2000
     Fund - Service Class

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Gartmore Investor                9.903513             9.635762            -2.70%               0       2001
     Destinations Moderately         10.000000             9.903513            -0.96%               0       2000
     Conservative Fund -
     Service Class



     Gartmore Investor                9.724887             9.118707            -6.23%               0       2001
     Destinations Moderate           10.000000             9.724887            -2.75%               0       2000
     Fund - Service Class


     Gartmore Investor                9.589477             8.610749           -10.21%               0       2001
     Destinations Moderately         10.000000             9.589477            -4.11%               0       2000
     Aggressive Fund - Service
     Class


     Gartmore Investor                9.451400             8.238958           -12.83%               0       2001
     Destinations Aggressive         10.000000             9.451400            -5.49%               0       2000
     Fund - Class A


     Gartmore Large Cap Value        11.184424            10.483822            -6.26%               0       2001
     Fund - Class A                  10.000000            11.184424            11.84%               0       2000


     Gartmore Money Market           10.290763            10.473701             1.78%             270       2001
     Fund* - Service Class           10.000000            10.290763             2.91%             270       2000


     Gartmore Total Return            9.516839             8.249337           -13.32%           5,463       2001
     Fund - Class D                  10.000000             9.516839            -4.83%               0       2000


     Gartmore Value                  10.707077            10.734921             0.26%               0       2001
     Opportunities Fund -            10.000000            10.707077             7.07%               0       2000
     Class A


     Gartmore Variable               10.000000             9.680844            -3.19%               0       2001
     Insurance Trust - J.P.
     Morgan GVIT Balanced
     Fund: Class I

     INVESCO Dynamics Fund -          8.584369             5.671035           -33.94%           1,234       2001
     Investor Class                  10.000000             8.584369           -14.16%              48       2000


     INVESCO Small Company            8.799529             6.850528           -22.15%             636       2001
     Growth Fund - Investor          10.000000             8.799529           -12.00%               0       2000
     Class


     INVESCO Total Return Fund        9.801844             9.559439            -2.47%             191       2001
     - Investor Class                10.000000             9.801844            -1.98%               0       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.26%.

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Janus Adviser Balanced           9.768904             9.150980            -6.33%               0       2001
     Fund                            10.000000             9.768904            -2.31%               0       2000


     Janus Adviser                    8.916553             6.777588           -23.99%               0       2001
     International Fund              10.000000             8.916553           -10.83%               0       2000


     Janus Adviser Worldwide          8.825992             6.857150           -22.31%              54       2001
     Fund                            10.000000             8.825992           -11.74%               0       2000


     Janus Fund                       7.950346             5.783098           -27.26%             449       2001
                                     10.000000             7.950346           -20.50%              57       2000


     Janus Twenty Fund                6.851450             4.774915           -30.31%             109       2001
                                     10.000000             6.851450           -31.49%               0       2000


     Janus Worldwide Fund             7.841611             5.953281           -24.08%               0       2001
                                     10.000000             7.841611           -21.58%               0       2000


     Lazard Small Cap                10.726609            12.427056            15.85%           3,788       2001
     Portfolio - Open Shares         10.000000            10.726609             7.27%               0       2000


     Nationwide Bond Index           10.490495            11.065554             5.48%               0       2001
     Fund - Class A                  10.000000            10.490495             4.90%               0       2000


     Nationwide International         9.628328             7.343779           -23.73%               0       2001
     Index Fund - Class A            10.000000             9.628328            -3.72%               0       2000


     Nationwide Large Cap             7.462334             5.822350           -21.98%               0       2001
     Growth Fund - Class A           10.000000             7.462334           -25.38%               0       2000


     Nationwide Mid Cap Market        9.771169             9.447508            -3.31%               0       2001
     Index Fund - Class A            10.000000             9.771169            -2.29%               0       2000


     Nationwide S&P 500(R)            8.934577             7.710746           -13.70%             641       2001
     Index Fund - Service Class      10.000000             8.934577           -10.65%               0       2000


     Nationwide Small Cap            10.084117             9.739600            -3.42%               0       2001
     Fund(6) - Class A               10.000000            10.084117             0.84%               0       2000


     Nationwide Small Cap             9.461381             9.469587             0.09%               0       2001
     Index Fund - Class A            10.000000             9.461381            -5.39%               0       2000

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis        11.810669            13.031183            10.33%             162       2001
     Fund - Trust Class              10.000000            11.810669            18.11%               0       2000


     Neuberger Berman Guardian        9.345687             9.022676            -3.46%             358       2001
     Fund - Trust Class              10.000000             9.345687            -6.54%               0       2000


     Neuberger Berman Partners       10.119482             9.638289            -4.76%               0       2001
     Fund - Trust Class              10.000000            10.119482             1.19%               0       2000


     Oppenheimer Capital              9.089764             7.811994           -14.06%               0       2001
     Appreciation Fund - Class       10.000000             9.089764            -9.10%               0       2000
     A


     Oppenheimer Global Fund -        9.487824             8.237846           -13.17%             770       2001
     Class A                         10.000000             9.487824            -5.12%              56       2000


     Oppenheimer Strategic            9.895200            10.088525             1.95%               0       2001
     Income Fund - Class A           10.000000             9.895200            -1.05%               0       2000


     PIMCO Total Return Fund -       10.419188            11.176776             7.27%               0       2001
     Class A                         10.000000            10.419188             4.19%               0       2000


     Strong Advisor Common            9.573259             9.263541            -3.24%               0       2001
     Stock Fund, Inc.                10.000000             9.573259            -4.27%               0       2000


     Strong Advisor Mid Cap           7.726163             5.258410           -31.94%               0       2001
     Growth Fund                     10.000000             7.726163           -22.74%               0       2000


     Strong Growth & Income           8.712780             6.855947           -21.31%               0       2001
     Fund                            10.000000             8.712780           -12.87%               0       2000


     Templeton Foreign Fund -        10.436436             9.459754            -9.36%               0       2001
     Class A                         10.000000            10.436436             4.36%               0       2000




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.60%)
   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     American Century: Growth         7.971560             6.378994           -19.98%               0       2001
     - Investor Class                10.000000             7.971560           -20.28%             102       2000


     American Century: Income         8.901017             8.001664           -10.10%             224       2001
     & Growth - Advisor Class        10.000000             8.901017           -10.99%               0       2000


     American Century:                8.666139             6.224627           -28.17%               0       2001
     International Growth -          10.000000             8.666139           -13.34%               0       2000
     Advisor Class


     American Century: Short         10.527271            11.098696             5.43%               0       2001
     Term Government -               10.000000            10.527271             5.27%               0       2000
     Investor Class


     American Century: Ultra -        7.978043             6.702444           -15.99%              77       2001
     Investor Class                  10.000000             7.978043           -20.22%             157       2000


     Dreyfus Appreciation             9.948107             8.735835           -12.19%               0       2001
     Fund, Inc.                      10.000000             9.948107            -0.52%               0       2000

     Dreyfus Balanced Fund,           9.833772             9.244034            -6.00%             173       2001
     Inc.                            10.000000             9.833772            -1.66%               0       2000

     Dreyfus Emerging Leaders        10.255017             9.089930           -11.36%               0       2001
     Fund                            10.000000            10.255017             2.55%               0       2000


     Dreyfus Premier Third            8.617277             6.467535           -24.95%               0       2001
     Century Fund, Inc. -            10.000000             8.617277           -13.83%               0       2000
     Class Z


     Federated Bond Fund -           10.401112            10.983246             5.60%               0       2001
     Class F                         10.000000            10.401112             4.01%               0       2000


     Federated Equity Income          8.675137             7.570681           -12.73%               0       2001
     Fund - Class F                  10.000000             8.675137           -13.25%               0       2000


     Federated High Yield Trust       9.215654             8.896456            -3.46%              95       2001
                                     10.000000             9.215654            -7.84%               0       2000


     Federated Intermediate          10.350370            10.935758             5.66%               0       2001
     Income Fund -                   10.000000            10.350370             3.50%               0       2000
     Institutional Service
     Shares

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Fidelity Advisor Balanced        9.493965             9.180235            -3.30%               0       2001
     Fund - Class A                  10.000000             9.493965            -5.06%              56       2000


     Fidelity Advisor Equity          8.764611             7.076308           -19.26%               0       2001
     Growth Fund - Class A           10.000000             8.764611           -12.35%               0       2000


     Fidelity Advisor Equity         11.104988            10.684917            -3.78%               0       2001
     Income Fund - Class A           10.000000            11.104988            11.05%               0       2000


     Fidelity Advisor Growth          8.434593             7.052509           -16.39%               0       2001
     Opportunities Fund -            10.000000             8.434593           -15.65%               0       2000
     Class A


     Fidelity Advisor High            9.015894             8.765874            -2.77%               0       2001
     Yield Fund - Class T            10.000000             9.015894            -9.84%               0       2000


     Fidelity Advisor Overseas        9.165282             7.202378           -21.42%               0       2001
     Fund - Class A                  10.000000             9.165282            -8.35%               0       2000


     Franklin Balance Sheet          10.680388            12.368678            15.81%              48       2001
     Investment Fund                 10.000000            10.680388             6.80%               0       2000


     Franklin Mutual Series          10.995145            11.460638             4.23%             218       2001
     Fund, Inc. - Mutual             10.000000            10.995145             9.95%               0       2000
     Shares Fund: Class A


     Franklin Small-Mid Cap           8.504134             6.649380           -21.81%               0       2001
     Growth Fund - Class A           10.000000             8.504134           -14.96%               0       2000


     Gartmore Bond Fund -            10.562221            11.415400             8.08%               0       2001
     Class D                         10.000000            10.562221             5.62%               0       2000


     Gartmore Government Bond        10.939345            11.624763             6.27%             215       2001
     Fund - Class D                  10.000000            10.939345             9.39%               0       2000


     Gartmore Growth Fund -           7.337105             5.213052           -28.95%               0       2001
     Class D                         10.000000             7.337105           -26.63%               0       2000


     Gartmore Investor               10.023201            10.072238             0.49%               0       2001
     Destinations Conservative       10.000000            10.023201             0.23%               0       2000
     Fund - Service Class

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Gartmore Investor                9.902307             9.629656            -2.75%               0       2001
     Destinations Moderately         10.000000             9.902307            -0.98%               0       2000
     Conservative Fund -
     Service Class


     Gartmore Investor                9.723700             9.112937            -6.28%               0       2001
     Destinations Moderate           10.000000             9.723700            -2.76%               0       2000
     Fund - Service Class


     Gartmore Investor                9.588307             8.605289           -10.25%               0       2001
     Destinations Moderately         10.000000             9.588301            -4.12%               0       2000
     Aggressive Fund - Service
     Class


     Gartmore Investor                9.450245             8.233737           -12.87%               0       2001
     Destinations Aggressive         10.000000             9.450245            -5.50%               0       2000
     Fund - Class A


     Gartmore Large Cap Value        11.180671            10.474943            -6.31%               0       2001
     Fund - Class A                  10.000000            11.180671            11.81%               0       2000


     Gartmore Money Market           10.287264            10.464792             1.73%              72       2001
     Fund* - Service Class           10.000000            10.287264             2.87%               0       2000


     Gartmore Total Return            9.513641             8.242341           -13.36%               0       2001
     Fund - Class D                  10.000000             9.513641            -4.86%               0       2000


     Gartmore Value                  10.705775            10.728125             0.21%               0       2001
     Opportunities Fund -            10.000000            10.705775             7.06%               0       2000
     Class A


     Gartmore Variable               10.000000             9.678795            -3.21%               0       2001
     Insurance Trust - J.P.
     Morgan GVIT Balanced
     Fund: Class I

     INVESCO Dynamics Fund -          8.581486             5.666213           -33.97%           1,052       2001
     Investor Class                  10.000000             8.581486           -14.19%           1,229       2000


     INVESCO Small Company            8.796577             6.844718           -22.19%              76       2001
     Growth Fund - Investor          10.000000             8.796577           -12.03%             102       2000
     Class


     INVESCO Total Return Fund        9.798561             9.551355            -2.52%               0       2001
     - Investor Class                10.000000             9.798561            -2.01%               0       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.31%.

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Janus Adviser Balanced           9.767710             9.145183            -6.37%               0       2001
     Fund                            10.000000             9.767710            -2.32%               0       2000


     Janus Adviser                    8.915460             6.773288           -24.03%              43       2001
     International Fund              10.000000             8.915460           -10.85%               0       2000


     Janus Adviser Worldwide          8.824908             6.852797           -22.35%             179       2001
     Fund                            10.000000             8.824908           -11.75%              94       2000


     Janus Fund                       7.947670             5.778187           -27.30%             211       2001
                                     10.000000             7.947670           -20.52%             121       2000


     Janus Twenty Fund                6.849139             4.770858           -30.34%             589       2001
                                     10.000000             6.849139           -31.51%             226       2000


     Janus Worldwide Fund             7.838970             5.948228           -24.12%               0       2001
                                     10.000000             7.838970           -21.61%             128       2000


     Lazard Small Cap                10.723017            12.416546            15.79%               0       2001
     Portfolio - Open Shares         10.000000            10.723017             7.23%               0       2000


     Nationwide Bond Index           10.489167            11.058506             5.43%               0       2001
     Fund - Class A                  10.000000            10.489167             4.89%               0       2000


     Nationwide International         9.627148             7.339126           -23.77%               0       2001
     Index Fund - Class A            10.000000             9.627148            -3.73%               0       2000


     Nationwide Large Cap             7.459828             5.817407           -22.02%               0       2001
     Growth Fund - Class A           10.000000             7.459828           -25.40%               0       2000


     Nationwide Mid Cap Market        9.769977             9.441526            -3.36%               0       2001
     Index Fund - Class A            10.000000             9.769977            -2.30%               0       2000


     Nationwide S&P 500(R)            8.931577             7.704221           -13.74%             334       2001
     Index Fund - Service Class      10.000000             8.931577           -10.68%             359       2000


     Nationwide Small Cap Fund       10.080737             9.731343            -3.47%               0       2001
     - Class A                       10.000000            10.080737             0.81%               0       2000


     Nationwide Small Cap             9.460225             9.463592             0.04%               0       2001
     Index Fund - Class A            10.000000             9.460225            -5.40%               0       2000

       UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF     YEAR
                                 VALUE AT BEGINNING    VALUE AT END OF          IN          ACCUMULATION
                                     OF PERIOD              PERIOD         ACCUMULATION     UNITS AT END
                                                                            UNIT VALUE        OF PERIOD
     -----------------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis        11.806711            13.020164            10.28%             194       2001
     Fund - Trust Class              10.000000            11.806711            18.07%               0       2000


     Neuberger Berman Guardian        9.342552             9.015037            -3.51%               0       2001
     Fund - Trust Class              10.000000             9.342552            -6.57%               0       2000


     Neuberger Berman Partners       10.116089             9.630121            -4.80%               0       2001
     Fund - Trust Class              10.000000            10.116089             1.16%               0       2000


     Oppenheimer Capital              9.088650             7.807042           -14.10%             169       2001
     Appreciation Fund - Class       10.000000             9.088650            -9.11%               0       2000
     A


     Oppenheimer Global Fund -        9.484634             8.230876           -13.22%           1,169       2001
     Class A                         10.000000             9.484634            -5.15%             898       2000


     Oppenheimer Strategic            9.893992            10.082142             1.90%               0       2001
     Income Fund - Class A           10.000000             9.893992            -1.06%               0       2000


     PIMCO Total Return Fund -       10.417874            11.169659             7.22%               0       2001
     Class A                         10.000000            10.417874             4.18%               0       2000


     Strong Advisor Common            9.570046             9.255699            -3.28%              65       2001
     Stock Fund, Inc.                10.000000             9.570046            -4.30%               0       2000


     Strong Advisor Mid Cap           7.725212             5.255064           -31.98%               0       2001
     Growth Fund                     10.000000             7.725212           -22.75%               0       2000


     Strong Growth & Income           8.711714             6.851594           -21.35%               0       2001
     Fund                            10.000000             8.711714           -12.88%               0       2000


     Templeton Foreign Fund -        10.432935             9.451747            -9.40%              30       2001
     Class A                         10.000000            10.432935             4.33%               0       2000




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.65%)
                (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY
                       NET ASSETS OF THE VARIABLE ACCOUNT)


                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century:                7.968889             6.373586           -20.02%             181       2001
Growth - Investor Class         10.000000             7.968889           -20.31%              36       2000

American Century:                8.898032             7.994908           -10.15%               0       2001
Income & Growth -               10.000000             8.898032           -11.02%               0       2000
Advisor Class

American Century:                8.663227             6.219350           -28.21%               0       2001
International Growth -          10.000000             8.663227           -13.37%               0       2000
Advisor Class

American Century: Short         10.523734            11.089304             5.37%               0       2001
Term Government -               10.000000            10.523734             5.24%               0       2000
Investor Class

American Century: Ultra          7.975357             6.696752           -16.03%              23       2001
- Investor Class                10.000000             7.975357           -20.25%              24       2000

Dreyfus Appreciation             9.944773             8.728443           -12.23%           1,409       2001
Fund, Inc.                      10.000000             9.944773            -0.55%               0       2000

Dreyfus Balanced Fund,           9.830469             9.236197            -6.05%               0       2001
Inc.                            10.000000             9.830469            -1.70%               0       2000

Dreyfus Emerging                10.251577             9.082232           -11.41%               0       2001
Leaders Fund                    10.000000            10.251577             2.52%               0       2000

Dreyfus Premier Third            8.614379             6.462061           -24.99%               0       2001
Century Fund, Inc. -            10.000000             8.614370           -13.86%               9       2000
Class Z

Federated Bond Fund -           10.397620            10.973930             5.54%               0       2001
Class F                         10.000000            10.397620             3.98%               0       2000

Federated Equity Income          8.674071             7.565892           -12.78%               0       2001
Fund - Class F                  10.000000             8.674071           -13.26%               0       2000

Federated High Yield             9.212518             8.888885            -3.51%               0       2001
Trust                           10.000000             9.212518            -7.87%               0       2000

Federated Intermediate          10.349061            10.928791             5.60%               0       2001
Income Fund -                   10.000000            10.349061             3.49%               0       2000
Institutional Service
Shares

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Fidelity Advisor Balanced         9.490780            9.172460            -3.35%               0       2001
Fund - Class A                   10.000000            9.490780            -5.09%               0       2000

Fidelity Advisor Equity           8.763539            7.071813           -19.30%               0       2001
Growth Fund - Class A            10.000000            8.763539           -12.36%               0       2000

Fidelity Advisor Equity          11.101261           10.675871            -3.83%           1,143       2001
Income Fund - Class A            10.000000           11.101261            11.01%               0       2000

Fidelity Advisor Growth           8.431760            7.046532           -16.43%               0       2001
Opportunities Fund -             10.000000            8.431760           -15.68%               0       2000
Class A

Fidelity Advisor High             9.012867            8.758454            -2.82%               0       2001
Yield Fund - Class T             10.000000            9.012867            -9.87%               0       2000

Fidelity Advisor Overseas         9.164160            7.197808           -21.46%               0       2001
Fund - Class A                   10.000000            9.164160            -8.36%               0       2000

Franklin Balance Sheet           10.679080           12.360843            15.75%               0       2001
Investment Fund                  10.000000           10.679080             6.79%               0       2000

Franklin Mutual Series           10.991456           11.450933             4.18%              55       2001
Fund, Inc. - Mutual              10.000000           10.991456             9.91%               0       2000
Shares Fund: Class A

Franklin Small-Mid Cap            8.501270            6.643734           -21.85%               0       2001
Growth Fund - Class A            10.000000            8.501270           -14.99%               0       2000

Gartmore Bond Fund -             10.558630           11.405689             8.02%               0       2001
Class D                          10.000000           10.558630             5.59%               0       2000

Gartmore Government              10.935667           11.614914             6.21%               0       2001
Bond Fund - Class D              10.000000           10.935667             9.36%               0       2000

Gartmore Growth Fund -            7.334630            5.208622           -28.99%               0       2001
Class D                          10.000000            7.334630           -26.65%               0       2000

Gartmore Investor                10.021981           10.065869             0.44%               0       2001
Destinations Conservative        10.000000           10.021981             0.22%               0       2000
Fund - Service Class

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Gartmore Investor                9.901097             9.623562            -2.80%               0       2001
Destinations Moderately         10.000000             9.901097            -0.99%               0       2000
Conservative Fund -
Service Class

Gartmore Investor                9.722510             9.107156            -6.33%               0       2001
Destinations Moderate           10.000000             9.722510            -2.77%               0       2000
Fund - Service Class

Gartmore Investor                9.587133             8.599829           -10.30%               0       2001
Destinations Moderately         10.000000             9.587133            -4.13%               0       2000
Aggressive Fund -
Service Class

Gartmore Investor                9.449087             8.228514           -12.92%               0       2001
Destinations Aggressive         10.000000             9.449087            -5.51%               0       2000
Fund - Class A

Gartmore Large Cap              11.176918            10.466075            -6.36%               0       2001
Value Fund - Class A            10.000000            11.176918            11.77%               0       2000

Gartmore Money Market           10.283764            10.455889             1.67%               0       2001
Fund* - Service Class           10.000000            10.283764             2.84%               0       2000

Gartmore Total Return            9.510449             8.235356           -13.41%               0       2001
Fund - Class D                  10.000000             9.510449            -4.90%               0       2000

Gartmore Value                  10.704470            10.721338             0.16%               0       2001
Opportunities Fund -            10.000000            10.704470             7.04%               0       2000
Class A

Gartmore Variable               10.000000             9.676739            -3.23%               0       2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                 8.578597             5.661400           -34.01%           1,295       2001
Fund - Investor Class           10.000000             8.578597           -14.21%              34       2000

INVESCO Small                    8.793617             6.838910           -22.23%             117       2001
Company Growth Fund -           10.000000             8.793617           -12.06%              22       2000
Investor Class

INVESCO Total Return             9.795267             9.543261            -2.57%               0       2001
Fund - Investor Class           10.000000             9.795267            -2.05%               0       2000




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.36%.

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Janus Adviser Balanced            9.766513            9.139387            -6.42%               0       2001
Fund                             10.000000            9.766513            -2.33%               0       2000

Janus Adviser                     8.914364            6.768991           -24.07%               0       2001
International Fund               10.000000            8.914364           -10.86%               0       2000

Janus Adviser Worldwide           8.823829            6.848446           -22.39%           1,331       2001
Fund                             10.000000            8.823829           -11.76%               0       2000

Janus Fund                        7.944989            5.773277           -27.33%           2,209       2001
                                 10.000000            7.944989           -20.55%              35       2000

Janus Twenty Fund                 6.846831            4.766800           -30.38%              15       2001
                                 10.000000            6.846831           -31.53%              13       2000

Janus Worldwide Fund              7.836337            5.943189           -24.16%               0       2001
                                 10.000000            7.836337           -21.64%               0       2000

Lazard Small Cap                 10.719405           12.406020            15.73%               0       2001
Portfolio - Open Shares          10.000000           10.719405             7.19%               0       2000

Nationwide Bond Index            10.487846           11.051465             5.37%               0       2001
Fund - Class A                   10.000000           10.487846             4.88%               0       2000

Nationwide International          9.625975            7.334469           -23.81%               0       2001
Index Fund - Class A             10.000000            9.625975            -3.74%               0       2000

Nationwide Large Cap              7.457308            5.812469           -22.06%               0       2001
Growth Fund - Class A            10.000000            7.457308           -25.43%               0       2000

Nationwide Mid Cap                9.768783            9.435541            -3.41%               0       2001
Market Index Fund -              10.000000            9.768783            -2.31%               0       2000
Class A

Nationwide S&P 500(R)             8.928569            7.697675           -13.79%             157       2001
Index Fund - Service             10.000000            8.928569           -10.71%              44       2000
Class

Nationwide Small Cap             10.077345            9.723097            -3.52%               0       2001
Fund - Class A                   10.000000           10.077345             0.77%               0       2000

Nationwide Small Cap              9.459071            9.457603            -0.02%               0       2001
Index Fund - Class A             10.000000            9.459071            -5.41%               0       2000

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Neuberger Berman                11.802746            13.009140            10.22%             553       2001
Genesis Fund - Trust            10.000000            11.802746            18.03%               0       2000
Class

Neuberger Berman                 9.339412             9.007411            -3.55%               0       2001
Guardian Fund - Trust           10.000000             9.339412            -6.61%               0       2000
Class

Neuberger Berman                10.112695             9.621972            -4.85%               0       2001
Partners Fund - Trust           10.000000            10.112695             1.13%               0       2000
Class

Oppenheimer Capital              9.087542             7.802087           -14.15%               0       2001
Appreciation Fund -             10.000000             9.087542            -9.12%               0       2000
Class A

Oppenheimer Global               9.481459             8.223900           -13.26%              95       2001
Fund - Class A                  10.000000             9.481459            -5.19%              22       2000

Oppenheimer Strategic            9.892779            10.075756             1.85%               0       2001
Income Fund - Class A           10.000000             9.892779            -1.07%               0       2000

PIMCO Total Return              10.416559            11.162546             7.16%               0       2001
Fund - Class A                  10.000000            10.416559             4.17%               0       2000

Strong Advisor Common            9.566828             9.247848            -3.33%             350       2001
Stock Fund, Inc.                10.000000             9.566828            -4.33%               0       2000

Strong Advisor Mid Cap           7.724267             5.251727           -32.01%               0       2001
Growth Fund                     10.000000             7.724267           -22.76%               0       2000

Strong Growth & Income           8.710649             6.847258           -21.39%               0       2001
Fund                            10.000000             8.710649           -12.89%               0       2000

Templeton Foreign Fund          10.429426             9.443720            -9.45%               0       2001
 -  Class A                     10.000000            10.429426             4.29%               0       2000



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY
                       NET ASSETS OF THE VARIABLE ACCOUNT)



                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century:                 7.966201            6.368175           -20.06%               8       2001
Growth - Investor Class

American Century:                 8.895032            7.988111           -10.20%               7       2001
Income & Growth -
Advisor Class

American Century:                 8.660308            6.214062           -28.25%               0       2001
International Growth -
Advisor Class

American Century: Short          10.520202           11.079918             5.32%               4       2001
Term Government -
Investor Class

American Century: Ultra           7.972674            6.691069           -16.07%               0       2001
 -  Investor Class

Dreyfus Appreciation              9.941437            8.721047           -12.28%               5       2001
Fund, Inc.

Dreyfus Balanced Fund,            9.827165            9.228362            -6.09%               3       2001
Inc.

Dreyfus Emerging                 10.248136            9.074530           -11.45%               0       2001
Leaders Fund

Dreyfus Premier Third             8.611484            6.456577           -25.02%              37       2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.394127           10.964654             5.49%               0       2001
Class F

Federated Equity Income           8.673008            7.561094           -12.82%               0       2001
Fund - Class F

Federated High Yield              9.209384            8.881317            -3.56%               0       2001
Trust

Federated Intermediate           10.347756           10.921827             5.55%               0       2001
Income Fund -
Institutional Service
Shares

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Fidelity Advisor Balanced         9.487590            9.164684            -3.40%               6       2001
Fund - Class A

Fidelity Advisor Equity           8.762466            7.067316           -19.35%               4       2001
Growth Fund - Class A

Fidelity Advisor Equity          11.097543           10.666836            -3.88%               2       2001
Income Fund - Class A

Fidelity Advisor Growth           8.428927            7.040550           -16.47%               0       2001
Opportunities Fund -
Class A

Fidelity Advisor High             9.009830            8.751025            -2.87%              85       2001
Yield Fund - Class T

Fidelity Advisor Overseas         9.163041            7.193242           -21.50%               0       2001
Fund - Class A

Franklin Balance Sheet           10.677776           12.353009            15.69%               3       2001
Investment Fund

Franklin Mutual Series           10.987759           11.441217             4.13%               3       2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap            8.498408            6.638096           -21.89%              44       2001
Growth Fund - Class A

Gartmore Bond Fund -             10.555036           11.395976             7.97%              22       2001
Class D

Gartmore Government              10.931995           11.605083             6.16%             110       2001
Bond Fund - Class D

Gartmore Growth Fund -            7.332157            5.204187           -29.02%               0       2001
Class D

Gartmore Investor                10.020752           10.059481             0.39%               0       2001
Destinations Conservative
Fund - Service Class

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Gartmore Investor                 9.899886            9.617469            -2.85%               0       2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                 9.721319            9.101383            -6.38%               0       2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                 9.585965            8.594380           -10.34%               0       2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                 9.447932            8.223304           -12.96%               0       2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap               11.173167           10.457207            -6.41%               0       2001
Value Fund - Class A

Gartmore Money Market            10.280265           10.446986             1.62%             167       2001
Fund* - Service Class

Gartmore Total Return             9.507249            8.228379           -13.45%               0       2001
Fund - Class D

Gartmore Value                   10.703160           10.714528             0.11%               0       2001
Opportunities Fund -
Class A

Gartmore Variable                10.000000            9.674684            -3.25%               0       2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                  8.575710            5.656585           -34.04%             131       2001
Fund - Investor Class

INVESCO Small                     8.790660            6.833101           -22.27%               0       2001
Company Growth Fund -
Investor Class

INVESCO Total Return              9.791986            9.535194            -2.62%               4       2001
Fund - Investor Class




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.41%.

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Janus Adviser Balanced            9.765320            9.133593            -6.47%               2       2001
Fund

Janus Adviser                     8.913279            6.764692           -24.11%               0       2001
International Fund

Janus Adviser Worldwide           8.822751            6.844093           -22.43%               4       2001
Fund

Janus Fund                        7.942323            5.768376           -27.37%              81       2001

Janus Twenty Fund                 6.844527            4.762757           -30.42%             199       2001

Janus Worldwide Fund              7.833693            5.938139           -24.20%               0       2001

Lazard Small Cap                 10.715811           12.395514            15.67%               0       2001
Portfolio - Open Shares

Nationwide Bond Index            10.486519           11.044416             5.32%               0       2001
Fund - Class A

Nationwide International          9.624797            7.329815           -23.84%               0       2001
Index Fund - Class A

Nationwide Large Cap              7.454801            5.807532           -22.10%               0       2001
Growth Fund - Class A

Nationwide Mid Cap                9.767589            9.429557            -3.46%               0       2001
Market Index Fund -
Class A

Nationwide S&P 500(R)             8.925568            7.691142           -13.83%               0       2001
Index Fund - Service
Class

Nationwide Small Cap             10.073960            9.714851            -3.56%               0       2001
Fund - Class A

Nationwide Small Cap              9.457911            9.451600            -0.07%               0       2001
Index Fund - Class A

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Neuberger Berman                 11.798780           12.998115            10.16%               0       2001
Genesis Fund - Trust
Class

Neuberger Berman                  9.336277            8.999775            -3.60%               0       2001
Guardian Fund - Trust
Class

Neuberger Berman                 10.109289            9.613807            -4.90%               0       2001
Partners Fund - Trust
Class

Oppenheimer Capital               9.086430            7.797137           -14.19%               2       2001
Appreciation Fund -
Class A

Oppenheimer Global                9.478271            8.216917           -13.31%               4       2001
Fund - Class A

Oppenheimer Strategic             9.891576           10.069377             1.80%               0       2001
Income Fund - Class A

PIMCO Total Return               10.415242           11.155427             7.11%               0       2001
Fund - Class A

Strong Advisor Common             9.563613            9.240007            -3.38%               5       2001
Stock Fund, Inc.

Strong Advisor Mid Cap            7.723313            5.248381           -32.04%               0       2001
Growth Fund

Strong Growth & Income            8.709584            6.842902           -21.43%               0       2001
Fund

Templeton Foreign Fund           10.425928            9.435734            -9.50%               0       2001
 -  Class A



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
               (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)


                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century:                 7.963521            6.362766           -20.10%               0       2001
Growth - Investor Class

American Century:                 8.892046            7.981335           -10.24%               0       2001
Income & Growth -
Advisor Class

American Century:                 8.657400            6.208798           -28.28%               0       2001
International Growth -
Advisor Class

American Century: Short          10.516665           11.070531             5.27%               0       2001
Term Government -
Investor Class

American Century: Ultra           7.969994            6.685391           -16.12%               0       2001
 -  Investor Class

Dreyfus Appreciation              9.938085            8.713639           -12.32%               0       2001
Fund, Inc.

Dreyfus Balanced Fund,            9.823861            9.220533            -6.14%               0       2001
Inc.

Dreyfus Emerging                 10.244684            9.066824           -11.50%               0       2001
Leaders Fund

Dreyfus Premier Third             8.608584            6.451096           -25.06%               0       2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.390629           10.955352             5.43%               0       2001
Class F

Federated Equity Income           8.671952            7.556287            -12.87               0       2001
Fund - Class F

Federated High Yield              9.206247            8.873752            -3.61%               0       2001
Trust

Federated Intermediate           10.346445           10.914859             5.49%               0       2001
Income Fund -
Institutional Service
Shares

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Fidelity Advisor Balanced         9.484397            9.156901            -3.45%               0       2001
Fund - Class A

Fidelity Advisor Equity           8.761391            7.062833           -19.39%               0       2001
Growth Fund - Class A

Fidelity Advisor Equity          11.093825           10.657804            -3.93%               0       2001
Income Fund - Class A

Fidelity Advisor Growth           8.426094            7.034588           -16.51%               0       2001
Opportunities Fund -
Class A

Fidelity Advisor High             9.006806            8.743611            -2.92%               0       2001
Yield Fund - Class T

Fidelity Advisor Overseas         9.161920            7.188672           -21.54%               0       2001
Fund - Class A

Franklin Balance Sheet           10.676475           12.345200            15.63%               0       2001
Investment Fund

Franklin Mutual Series           10.984073           11.431530             4.07%               0       2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap            8.495548            6.632448           -21.93%               0       2001
Growth Fund - Class A

Gartmore Bond Fund -             10.551441           11.386272             7.91%               0       2001
Class D

Gartmore Government              10.928326           11.595263             6.10%               0       2001
Bond Fund - Class D

Gartmore Growth Fund -            7.329689            5.199779           -29.06%               0       2001
Class D

Gartmore Investor                10.019531           10.053116             0.34%               0       2001
Destinations Conservative
Fund - Service Class

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Gartmore Investor                 9.898677            9.611366            -2.90%               0       2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                 9.720134            9.095610            -6.43%               0       2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                 9.584787            8.588929           -10.39%               0       2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                 9.446777            8.218082           -13.01%               0       2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap               11.169414           10.448348            -6.46%               0       2001
Value Fund - Class A

Gartmore Money Market            10.276763           10.438085             1.57%             401       2001
Fund* - Service Class

Gartmore Total Return             9.504046            8.221382           -13.50%               0       2001
Fund - Class D

Gartmore Value                   10.701857           10.707743             0.05%               0       2001
Opportunities Fund -
Class A

Gartmore Variable                10.000000            9.672636            -3.27%               0       2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                  8.572826            5.651780           -34.07%               0       2001
Fund - Investor Class

INVESCO Small                     8.787712            6.827300           -22.31%               0       2001
Company Growth Fund -
Investor Class

INVESCO Total Return              9.788691            9.527110            -2.67%               0       2001
Fund - Investor Class



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.46%.

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Janus Adviser Balanced            9.764128            9.127796            -6.52%               0       2001
Fund

Janus Adviser                     8.912181            6.760387           -24.14%               0       2001
International Fund

Janus Adviser Worldwide           8.821665            6.839748           -22.47%               0       2001
Fund

Janus Fund                        7.939642            5.763479           -27.41%               0       2001

Janus Twenty Fund                 6.842218            4.758707           -30.45%               0       2001

Janus Worldwide Fund              7.831061            5.933107           -24.24%               0       2001

Lazard Small Cap                 10.712211           12.385009            15.62%               0       2001
Portfolio - Open Shares

Nationwide Bond Index            10.485196           11.037377             5.27%               0       2001
Fund - Class A

Nationwide International          9.623620            7.325156           -23.88%               0       2001
Index Fund - Class A

Nationwide Large Cap              7.452297            5.802601           -22.14%               0       2001
Growth Fund - Class A

Nationwide Mid Cap                9.766398            9.423578            -3.51%               0       2001
Market Index Fund -
Class A

Nationwide S&P 500(R)             8.922567            7.684614           -13.87%               0       2001
Index Fund - Service
Class

Nationwide Small Cap             10.070578            9.706612            -3.61%               0       2001
Fund - Class A

Nationwide Small Cap              9.456753            9.445600            -0.12%               0       2001
Index Fund - Class A

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Neuberger Berman                 11.794811           12.987109            10.11%               0       2001
Genesis Fund - Trust
Class

Neuberger Berman                  9.333138            8.992137            -3.65%               0       2001
Guardian Fund - Trust
Class

Neuberger Berman                 10.105906            9.605670            -4.95%               0       2001
Partners Fund - Trust
Class

Oppenheimer Capital               9.085316            7.792177           -14.23%               0       2001
Appreciation Fund -
Class A

Oppenheimer Global                9.475079            8.209944           -13.35%               0       2001
Fund - Class A

Oppenheimer Strategic             9.890365           10.062997             1.75%               0       2001
Income Fund - Class A

PIMCO Total Return               10.413924           11.148312             7.05%               0       2001
Fund - Class A

Strong Advisor Common             9.560395            9.232161            -3.43%               0       2001
Stock Fund, Inc.

Strong Advisor Mid Cap            7.722367            5.245045           -32.08%               0       2001
Growth Fund

Strong Growth & Income            8.708516            6.838559           -21.47%               0       2001
Fund

Templeton Foreign Fund           10.422419            9.427725            -9.54%               0       2001
 -  Class A



The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
              (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)



                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
American Century:                 7.960839            6.357356           -20.14%               0       2001
Growth - Investor Class

American Century:                 8.889055            7.974573           -10.29%               0       2001
Income & Growth -
Advisor Class

American Century:                 8.654482            6.203519            -28.32               0       2001
International Growth  -
Advisor Class

American Century: Short          10.513118           11.061129             5.21%               0       2001
Term Government -
Investor Class

American Century: Ultra           7.967308            6.679706           -16.16%              41       2001
 -  Investor Class

Dreyfus Appreciation              9.934755            8.706261           -12.37%               0       2001
Fund, Inc.

Dreyfus Balanced Fund,            9.820559            9.212718            -6.19%               0       2001
Inc.

Dreyfus Emerging                 10.241246            9.059133            11.54%               0       2001
Leaders Fund

Dreyfus Premier Third             8.605693            6.445616           -25.10%               0       2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -            10.387125           10.946050             5.38%              41       2001
Class F

Federated Equity Income           8.670882            7.551492           -12.91%               0       2001
Fund - Class F

Federated High Yield              9.203112            8.866190            -3.66%               0       2001
Trust

Federated Intermediate           10.345136           10.907893             5.44%               0       2001
Income Fund -
Institutional Service
Shares

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Fidelity Advisor Balanced         9.481207            9.149143            -3.50%               0       2001
Fund - Class A

Fidelity Advisor Equity           8.760319            7.058344           -19.43%               0       2001
Growth Fund - Class A

Fidelity Advisor Equity          11.090091           10.648758            -3.98%               0       2001
Income Fund - Class A

Fidelity Advisor Growth           8.423256            7.028615           -16.56%              38       2001
Opportunities Fund -
Class A

Fidelity Advisor High             9.003769            8.736173            -2.97%              48       2001
Yield Fund - Class T

Fidelity Advisor Overseas         9.160799            7.184107            -21.58               0       2001
Fund - Class A

Franklin Balance Sheet           10.675170           12.337358            15.57%               0       2001
Investment Fund

Franklin Mutual Series           10.980388           11.421839             4.02%               0       2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap            8.492688            6.626815           -21.97%               0       2001
Growth Fund - Class A

Gartmore Bond Fund -             10.547846           11.376566             7.86%               0       2001
Class D

Gartmore Government              10.924644           11.585423             6.05%               0       2001
Bond Fund - Class D

Gartmore Growth Fund -            7.327215            5.195344           -29.10%               0       2001
Class D

Gartmore Investor                10.018304           10.046740             0.28%               0       2001
Destinations Conservative
Fund - Service Class

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Gartmore Investor                 9.897465            9.605280            -2.95%               0       2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                 9.718946            9.089844            -6.47%               0       2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                 9.583619            8.583484           -10.44%               0       2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                 9.445621            8.212854           -13.05%               0       2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap               11.165662           10.439484            -6.50%               0       2001
Value Fund - Class A

Gartmore Money Market            10.273263           10.429191             1.52%               0       2001
Fund* - Service Class

Gartmore Total Return             9.500854            8.214418           -13.54%              17       2001
Fund - Class D

Gartmore Value                   10.700555           10.700958             0.00%               0       2001
Opportunities Fund -
Class A

Gartmore Variable                10.000000            9.670585            -3.29%               0       2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                  8.569939            5.646969           -34.11%              42       2001
Fund - Investor Class

INVESCO Small                     8.784743            6.821495           -22.35%               0       2001
Company Growth Fund  -
Investor Class

INVESCO Total Return              9.785394            9.519012            -2.72%               0       2001
Fund - Investor Class



* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.51%.

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Janus Adviser Balanced            9.762933            9.122012            -6.56%               0       2001
Fund

Janus Adviser                     8.911091            6.756105           -24.18%               0       2001
International Fund

Janus Adviser Worldwide           8.820585            6.835405           -22.51%              18       2001
Fund

Janus Fund                        7.936977            5.758578           -27.45%              40       2001

Janus Twenty Fund                 6.839914            4.754665           -30.49%              50       2001

Janus Worldwide Fund              7.828419            5.928060           -24.28%               0       2001

Lazard Small Cap                 10.708596           12.374495            15.56%               0       2001
Portfolio - Open Shares

Nationwide Bond Index            10.483866           11.030329             5.21%               0       2001
Fund - Class A

Nationwide International          9.622441            7.300508           -23.92%               0       2001
Index Fund - Class A

Nationwide Large Cap              7.449775            5.797652           -22.18%               0       2001
Growth Fund - Class A

Nationwide Mid Cap                9.765196            9.417590            -3.56%               0       2001
Market Index Fund -
Class A

Nationwide S&P 500(R)             8.919571            7.678107           -13.92%              35       2001
Index Fund - Service
Class

Nationwide Small Cap             10.067190            9.698379            -3.66%               0       2001
Fund - Class A

Nationwide Small Cap              9.455597            9.439607            -0.17%               0       2001
Index Fund - Class A

                                                                         PERCENT       NUMBER OF
                            ACCUMULATION UNIT    ACCUMULATION UNIT      CHANGE IN     ACCUMULATION
    UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF     ACCUMULATION    UNITS AT END
           FUND                 OF PERIOD              PERIOD          UNIT VALUE      OF PERIOD       YEAR
Neuberger Berman                 11.790857           12.976097            10.05%               0       2001
Genesis Fund - Trust
Class

Neuberger Berman                  9.330000            8.984516            -3.70%               0       2001
Guardian Fund - Trust
Class

Neuberger Berman                 10.102504            9.597515            -5.00%               0       2001
Partners Fund - Trust
Class

Oppenheimer Capital               9.084201            7.787235           -14.28%               0       2001
Appreciation Fund -
Class A

Oppenheimer Global                9.471891            8.202971           -13.40%               0       2001
Fund - Class A

Oppenheimer Strategic             9.889153           10.056616             1.69%               0       2001
Income Fund - Class A

PIMCO Total Return               10.412605           11.141195             7.00%               0       2001
Fund - Class A

Strong Advisor Common             9.557179            9.224320            -3.48%               0       2001
Stock Fund, Inc.

Strong Advisor Mid Cap            7.721415            5.241695           -32.11%               0       2001
Growth Fund

Strong Growth & Income            8.707452            6.834221           -21.51%               0       2001
Fund

Templeton Foreign Fund           10.418903            9.419709            -9.59%               0       2001
 -  Class A




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
           (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                                                                       PERCENT       NUMBER OF
                           ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL       VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                   OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                   ---------            ------          ----------      ---------    ----
American Century:                7.958157            6.351961          -20.18%           0        2001
Growth - Investor Class

American Century:                8.886064            7.967797          -10.33%           0        2001
Income & Growth -
Advisor Class

American Century:                8.651563            6.198246          -28.36%           0        2001
International Growth -
Advisor Class

American Century: Short         10.509588           11.051759            5.16%           0        2001
Term Government -
Investor Class

American Century: Ultra          7.964626            6.674032          -16.20%           0        2001
- Investor Class

Dreyfus Appreciation             9.931413            8.698877          -12.41%           0        2001
Fund, Inc.

Dreyfus Balanced Fund,           9.817257            9.204903           -6.24%           0        2001
Inc.

Dreyfus Emerging                10.237795            9.051437          -11.59%           0        2001
Leaders Fund

Dreyfus Premier Third            8.602792            6.440138          -25.14%           0        2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -           10.383638           10.936781            5.33%           0        2001
Class F

Federated Equity Income          8.669819            7.546690          -12.95%           0        2001
Fund - Class F

Federated High Yield             9.199973            8.858631           -3.71%           0        2001
Trust

Federated Intermediate          10.343825           10.900925            5.39%           0        2001
Income Fund -
Institutional Service
Shares

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Fidelity Advisor Balanced            9.478020            9.141383           -3.55%           0        2001
Fund - Class A

Fidelity Advisor Equity              8.759242            7.053852          -19.47%           0        2001
Growth Fund - Class A

Fidelity Advisor Equity             11.086366           10.639727           -4.03%           0        2001
Income Fund - Class A

Fidelity Advisor Growth              8.420422            7.022633          -16.60%           0        2001
Opportunities Fund -
Class A

Fidelity Advisor High                9.000735            8.728772           -3.02%           0        2001
Yield Fund - Class T

Fidelity Advisor Overseas            9.159677            7.179541          -21.62%           0        2001
Fund - Class A

Franklin Balance Sheet              10.673867           12.329529           15.51%           0        2001
Investment Fund

Franklin Mutual Series              10.976690           11.412147            3.97%           0        2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap               8.489824            6.621186          -22.01%           0        2001
Growth Fund - Class A

Gartmore Bond Fund -                10.544251           11.366866            7.80%           0        2001
Class D

Gartmore Government                 10.920963           11.575597            5.99%           0        2001
Bond Fund - Class D

Gartmore Growth Fund -               7.324747            5.190932          -29.13%           0        2001
Class D

Gartmore Investor                   10.017074           10.040366            0.23%           0        2001
Destinations Conservative
Fund - Service Class

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Gartmore Investor                    9.896256            9.599184           -3.00%           0        2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                    9.717752            9.084065           -6.52%           0        2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                    9.582437            8.578028          -10.48%           0        2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                    9.444464            8.207646          -13.10%           0        2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap                  11.161909           10.430625           -6.55%           0        2001
Value Fund - Class A

Gartmore Money Market               10.269761           10.420300            1.47%           0        2001
Fund* - Service Class

Gartmore Total Return                9.497653            8.207439          -13.58%           0        2001
Fund - Class D

Gartmore Value                      10.699250           10.694161           -0.05%           0        2001
Opportunities Fund -
Class A

Gartmore Variable                   10.000000            9.668531           -3.31%           0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics Fund -              8.567054            5.642169          -34.14%           0        2001
Investor Class

INVESCO Small                        8.781781            6.815688          -22.39%           0        2001
Company Growth Fund -
Investor Class

INVESCO Total Return                 9.782105            9.510939           -2.77%           0        2001
Fund - Investor Class




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.56%.

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Janus Adviser Balanced               9.761734            9.116219           -6.61%           0        2001
Fund

Janus Adviser                        8.909992            6.751800          -24.22%           0        2001
International Fund

Janus Adviser Worldwide              8.819501            6.831051          -22.55%           0        2001
Fund

Janus Fund                           7.934298            5.753673          -27.48%           0        2001

Janus Twenty Fund                    6.837601            4.750614          -30.52%           0        2001

Janus Worldwide Fund                 7.825782            5.923017          -24.31%           0        2001

Lazard Small Cap                    10.704999           12.364001           15.50%           0        2001
Portfolio - Open Shares

Nationwide Bond Index               10.482538           11.023285            5.16%           0        2001
Fund - Class A

Nationwide International             9.621264            7.315852          -23.96%           0        2001
Index Fund - Class A

Nationwide Large Cap                 7.447262            5.792736          -22.22%           0        2001
Growth Fund - Class A

Nationwide Mid Cap                   9.764004            9.411614           -3.61%           0        2001
Market Index Fund -
Class A

Nationwide S&P 500(R)                8.916568            7.671592          -13.96%           0        2001
Index Fund - Service
Class

Nationwide Small Cap                10.063806            9.690147           -3.71%           0        2001
Fund - Class A

Nationwide Small Cap                 9.454434            9.433596           -0.22%           0        2001
Index Fund - Class A

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Neuberger Berman                    11.786896           12.965098           10.00%           0        2001
Genesis Fund - Trust
Class

Neuberger Berman                     9.326865            8.976890           -3.75%           0        2001
Guardian Fund - Trust
Class

Neuberger Berman                    10.099101            9.589358           -5.05%           0        2001
Partners Fund - Trust
Class

Oppenheimer Capital                  9.083090            7.782281          -14.32%           0        2001
Appreciation Fund -
Class A

Oppenheimer Global                   9.468698            8.196001          -13.44%           0        2001
Fund - Class A

Oppenheimer Strategic                9.887947           10.050240            1.64%           0        2001
Income Fund - Class A

PIMCO Total Return                  10.411287           11.134083            6.94%           0        2001
Fund - Class A

Strong Advisor Common                9.553956            9.216486           -3.53%           0        2001
Stock Fund, Inc.

Strong Advisor Mid Cap               7.720469            5.238358          -32.15%           0        2001
Growth Fund

Strong Growth & Income               8.706379            6.829877          -21.55%           0        2001
Fund

Templeton Foreign Fund -            10.415397            9.411721           -9.64%           0        2001
Class A




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
           (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
American Century:                    7.955475            6.346557          -20.22%           0        2001
Growth - Investor Class

American Century:                    8.883058            7.961024          -10.38%           0        2001
Income & Growth -
Advisor Class

American Century:                    8.648649            6.192975          -28.39%           0        2001
International Growth -
Advisor Class

American Century: Short             10.506049           11.042389            5.11%           0        2001
Term Government -
Investor Class

American Century: Ultra              7.961934            6.668355          -16.25%           0        2001
- Investor Class

Dreyfus Appreciation                 9.928068            8.691480          -12.46%           0        2001
Fund, Inc.

Dreyfus Balanced Fund,               9.813949            9.197085           -6.29%           0        2001
Inc.

Dreyfus Emerging                    10.234350            9.043749          -11.63%           0        2001
Leaders Fund

Dreyfus Premier Third                8.599892            6.434660          -25.18%           0        2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -               10.380131           10.927497            5.27%          81        2001
Class F

Federated Equity Income              8.668756            7.541901          -13.00%           0        2001
Fund - Class F

Federated High Yield                 9.196387            8.851074           -3.76%           0        2001
Trust

Federated Intermediate              10.342519           10.893969            5.33%           0        2001
Income Fund -
Institutional Service
Shares

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Fidelity Advisor Balanced            9.474825            9.133622           -3.60%           0        2001
Fund - Class A

Fidelity Advisor Equity              8.758170            7.049370          -19.51%           0        2001
Growth Fund - Class A

Fidelity Advisor Equity             11.082635           10.630701           -4.08%           0        2001
Income Fund - Class A

Fidelity Advisor Growth              8.417588            7.016672          -16.64%           0        2001
Opportunities Fund -
Class A

Fidelity Advisor High                8.997700            8.721349           -3.07%           0        2001
Yield Fund - Class T

Fidelity Advisor Overseas            9.158550            7.174976           -21.66           0        2001
Fund - Class A

Franklin Balance Sheet              10.672563           12.321714           15.45%           0        2001
Investment Fund

Franklin Mutual Series              10.972997           11.402460            3.91%          84        2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap               8.486962            6.615542          -22.05%           0        2001
Growth Fund - Class A

Gartmore Bond Fund -                10.540655           11.357170            7.75%           0        2001
Class D

Gartmore Government                 10.917293           11.565781            5.94%          75        2001
Bond Fund - Class D

Gartmore Growth Fund -               7.322273            5.186519          -29.17%           0        2001
Class D

Gartmore Investor                   10.015852           10.033992            0.18%           0        2001
Destinations Conservative
Fund - Service Class

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Gartmore Investor                    9.895039            9.593081           -3.05%           0        2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                    9.716561            9.078302           -6.57%           0        2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                    9.581270            8.572573          -10.53%           0        2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                    9.443306            8.202425          -13.14%           0        2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap                  11.158148           10.421773           -6.60%           0        2001
Value Fund - Class A

Gartmore Money Market               10.266259           10.411411            1.41%           0        2001
Fund* - Service Class

Gartmore Total Return                9.494464            8.200477          -13.63%           0        2001
Fund - Class D

Gartmore Value                      10.697937           10.687379           -0.10%           0        2001
Opportunities Fund -
Class A

Gartmore Variable                   10.000000            9.666475           -3.34%           0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                     8.564161            5.637356          -34.18%           0        2001
Fund - Investor Class

INVESCO Small                        8.778820            6.809889          -22.43%           0        2001
Company Growth Fund -
Investor Class

INVESCO Total Return                 9.778806            9.502858           -2.82%           0        2001
Fund - Investor Class




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -0.61%.

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Janus Adviser Balanced               9.760537            9.110431           -6.66%           0        2001
Fund

Janus Adviser                        8.908906            6.747507          -24.26%           0        2001
International Fund

Janus Adviser Worldwide              8.818419            6.826712          -22.59%           0        2001
Fund

Janus Fund                           7.931620            5.748773          -27.52%           0        2001

Janus Twenty Fund                    6.835293            4.746562          -30.56%           0        2001

Janus Worldwide Fund                 7.823140            5.917982          -24.35%           0        2001

Lazard Small Cap                    10.701397           12.353495           15.44%          89        2001
Portfolio - Open Shares

Nationwide Bond Index               10.481210           11.016242            5.10%           0        2001
Fund - Class A

Nationwide International             9.620079            7.311201          -24.00%           0        2001
Index Fund - Class A

Nationwide Large Cap                 7.444751            5.787807          -22.26%           0        2001
Growth Fund - Class A

Nationwide Mid Cap                   9.762811            9.405630           -3.66%           0        2001
Market Index Fund -
Class A

Nationwide S&P 500(R)                8.913558            7.665054          -14.01%           0        2001
Index Fund - Service
Class

Nationwide Small Cap                10.060414            9.681917           -3.76%           0        2001
Fund - Class A

Nationwide Small Cap                 9.453279            9.427614           -0.27%           0        2001
Index Fund - Class A

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Neuberger Berman                    11.782921           12.954082            9.94%           0        2001
Genesis Fund - Trust
Class

Neuberger Berman                     9.323718            8.969263           -3.80%           0        2001
Guardian Fund - Trust
Class

Neuberger Berman                    10.095699            9.581209           -5.10%           0        2001
Partners Fund - Trust
Class

Oppenheimer Capital                  9.081977            7.777337          -14.37%           0        2001
Appreciation Fund -
Class A

Oppenheimer Global                   9.465519            8.189031          -13.49%         128        2001
Fund - Class A

Oppenheimer Strategic                9.886733           10.043859            1.59%           0        2001
Income Fund - Class A

PIMCO Total Return                  10.409967           11.126967            6.89%           0        2001
Fund - Class A

Strong Advisor Common                9.550745            9.208668           -3.58%           0        2001
Stock Fund, Inc.

Strong Advisor Mid Cap               7.719516            5.235024          -32.18%           0        2001
Growth Fund

Strong Growth & Income               8.705311            6.825529          -21.59%           0        2001
Fund

Templeton Foreign Fund              10.411889            9.403718           -9.68%           0        2001
- Class A




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.50%)
           (VARIABLE ACCOUNT CHARGES OF 2.50% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
American Century:                   10.000000            8.872759          -11.27%           0        2001
Growth - Investor Class

American Century:                   10.000000            9.101819           -8.98%           0        2001
Income & Growth -
Advisor Class

American Century:                   10.000000            8.198664          -18.01%           0        2001
International Growth -
Advisor Class

American Century: Short             10.000000           10.241122            2.41%           0        2001
Term Government -
Investor Class

American Century: Ultra             10.000000            9.159181           -8.41%           0        2001
- Investor Class

Dreyfus Appreciation                10.000000            9.123257           -8.77%           0        2001
Fund, Inc.

Dreyfus Balanced Fund,              10.000000            9.218242           -7.82%           0        2001
Inc.

Dreyfus Emerging                    10.000000            9.378800           -6.21%           0        2001
Leaders Fund

Dreyfus Premier Third               10.000000            8.210343          -17.90%           0        2001
Century Fund, Inc. -
Class Z

Federated Bond Fund -               10.000000           10.238340            2.38%           0        2001
Class F

Federated Equity Income             10.000000            9.018864           -9.81%           0        2001
Fund - Class F

Federated High Yield                10.000000            9.471395           -5.29%           0        2001
Trust

Federated Intermediate              10.000000           10.311167            3.11%           0        2001
Income Fund -
Institutional Service
Shares

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Fidelity Advisor Balanced           10.000000            9.661200           -3.39%           0        2001
Fund - Class A

Fidelity Advisor Equity             10.000000            8.611043          -13.89%           0        2001
Growth Fund - Class A

Fidelity Advisor Equity             10.000000            9.461207           -5.39%           0        2001
Income Fund - Class A

Fidelity Advisor Growth             10.000000            9.023088           -9.77%           0        2001
Opportunities Fund -
Class A

Fidelity Advisor High               10.000000            9.460048           -5.40%           0        2001
Yield Fund - Class T

Fidelity Advisor Overseas           10.000000            8.070528          -19.29%           0        2001
Fund - Class A

Franklin Balance Sheet              10.000000           10.718413            7.18%           0        2001
Investment Fund

Franklin Mutual Series              10.000000            9.652623           -3.47%           0        2001
Fund, Inc. - Mutual
Shares Fund: Class A

Franklin Small-Mid Cap              10.000000            8.897155          -11.03%           0        2001
Growth Fund - Class A

Gartmore Bond Fund -                10.000000           10.475069            4.75%           0        2001
Class D

Gartmore Government                 10.000000           10.425138            4.25%           0        2001
Bond Fund - Class D

Gartmore Growth Fund -              10.000000            8.473444          -15.27%           0        2001
Class D

Gartmore Investor                   10.000000            9.921107           -0.79%           0        2001
Destinations Conservative
Fund - Service Class

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Gartmore Investor                   10.000000            9.701464           -2.99%           0        2001
Destinations Moderately
Conservative Fund -
Service Class

Gartmore Investor                   10.000000            9.454713           -5.45%           0        2001
Destinations Moderate
Fund - Service Class

Gartmore Investor                   10.000000            9.201682           -7.98%           0        2001
Destinations Moderately
Aggressive Fund -
Service Class

Gartmore Investor                   10.000000            9.006939           -9.93%           0        2001
Destinations Aggressive
Fund - Class A

Gartmore Large Cap                  10.000000            9.075374           -9.25%           0        2001
Value Fund - Class A

Gartmore Money Market               10.000000           10.005661            0.06%           0        2001
Fund* - Service Class

Gartmore Total Return               10.000000            9.201707           -7.98%           0        2001
Fund - Class D

Gartmore Value                      10.000000            9.730073           -2.70%           0        2001
Opportunities Fund -
Class A

Gartmore Variable                   10.000000            9.641782           -3.58%           0        2001
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I

INVESCO Dynamics                    10.000000            7.925223          -20.75%           0        2001
Fund - Investor Class

INVESCO Small                       10.000000            8.880718          -11.19%           0        2001
Company Growth Fund -
Investor Class

INVESCO Total Return                10.000000            9.597465           -4.03%           0        2001
Fund - Investor Class




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -1.21%.

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Janus Adviser Balanced              10.000000            9.508645           -4.91%           0        2001
Fund

Janus Adviser                       10.000000            8.385735          -16.14%           0        2001
International Fund

Janus Adviser Worldwide             10.000000            8.401141          -15.99%           0        2001
Fund

Janus Fund                          10.000000            7.690182          -23.10%           0        2001

Janus Twenty Fund                   10.000000            7.910599          -20.89%           0        2001

Janus Worldwide Fund                10.000000            8.276999          -17.23%           0        2001

Lazard Small Cap                    10.000000           11.326265           13.26%           0        2001
Portfolio - Open Shares

Nationwide Bond Index               10.000000           10.313889            3.14%           0        2001
Fund - Class A

Nationwide International            10.000000            8.170198          -18.30%           0        2001
Index Fund - Class A

Nationwide Large Cap                10.000000            8.635141          -13.65%           0        2001
Growth Fund - Class A

Nationwide Mid Cap                  10.000000            9.742946           -2.57%           0        2001
Market Index Fund -
Class A

Nationwide S&P 500(R)               10.000000            8.962716          -10.37%           0        2001
Index Fund - Service
Class

Nationwide Small Cap                10.000000            9.973558           -0.26%           0        2001
Fund - Class A

Nationwide Small Cap                10.000000            9.840147           -1.60%           0        2001
Index Fund - Class A

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
   UNDERLYING MUTUAL           VALUE AT BEGINNING    VALUE AT END OF    ACCUMULATION   UNITS AT END
         FUND                       OF PERIOD            PERIOD          UNIT VALUE      OF PERIOD    YEAR
         ----                       ---------            ------          ----------      ---------    ----
Neuberger Berman                    10.000000           10.346824            3.47%           0        2001
Genesis Fund - Trust
Class

Neuberger Berman                    10.000000            9.253807           -7.46%           0        2001
Guardian Fund - Trust
Class

Neuberger Berman                    10.000000            9.412530           -5.87%           0        2001
Partners Fund - Trust
Class

Oppenheimer Capital                 10.000000            8.614516          -13.85%           0        2001
Appreciation Fund -
Class A

Oppenheimer Global                  10.000000            9.223838           -7.76%           0        2001
Fund - Class A

Oppenheimer Strategic               10.000000           10.110892            1.11%           0        2001
Income Fund - Class A

PIMCO Total Return                  10.000000           10.528423            5.28%           0        2001
Fund - Class A

Strong Advisor Common               10.000000            9.362692           -6.37%           0        2001
Stock Fund, Inc.

Strong Advisor Mid Cap              10.000000            7.766089          -22.34%           0        2001
Growth Fund

Strong Growth & Income              10.000000            8.733674          -12.66%           0        2001
Fund

Templeton Foreign Fund              10.000000            9.231592           -7.68%           0        2001
- Class A




The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)
   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
American Century:          10.000000        8.869715       -11.30%                0      2001
Growth - Investor
Class



American Century:          10.000000        9.098700        -9.01%                0      2001
Income & Growth -
Advisor Class



American Century:          10.000000        8.195851       -18.04%                0      2001
International Growth
- Advisor Class



American Century:          10.000000       10.237596         2.38%                0      2001
Short Term
Government -
Investor Class



American Century:          10.000000        9.156032        -8.44%                0      2001
Ultra - Investor
Class



Dreyfus Appreciation       10.000000        9.120126        -8.80%                0      2001
Fund, Inc.


Dreyfus Balanced           10.000000        9.215088        -7.85%                0      2001
Fund, Inc.


Dreyfus Emerging           10.000000        9.375582        -6.24%                0      2001
Leaders Fund



Dreyfus Premier            10.000000        8.207522       -17.92%                0      2001
Third Century Fund,
Inc. - Class Z



Federated Bond Fund        10.000000       10.234831         2.35%                0      2001
- Class F



Federated Equity           10.000000        9.015777        -9.84%                0      2001
Income Fund - Class F



Federated High Yield       10.000000        9.468135        -5.32%                0      2001
Trust



Federated                  10.000000       10.307620         3.08%                0      2001
Intermediate Income
Fund - Institutional
Service Shares




Fidelity Advisor           10.000000        9.657887        -3.42%                0      2001
Balanced Fund -
Class A

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Fidelity Advisor           10.000000        8.608085       -13.92%                0      2001
Equity Growth Fund -
Class A

Fidelity Advisor           10.000000        9.457951        -5.42%                0      2001
Equity Income Fund -

Fidelity Advisor           10.000000        9.019985        -9.80%                0      2001
Growth Opportunities

Fidelity Advisor           10.000000        9.456794        -5.43%                0      2001
High Yield Fund -

Fidelity Advisor           10.000000        8.067752       -19.32%                0      2001
Overseas Fund -

Franklin Balance           10.000000       10.714734         7.15%                0      2001
Sheet Investment Fund

Franklin Mutual            10.000000        9.649311        -3.51%                0      2001
Series Fund, Inc. -
Mutual Shares Fund:
Class A

Franklin Small-Mid         10.000000        8.894104       -11.06%                0      2001
Cap Growth Fund -
Class A

Gartmore Bond Fund -       10.000000        8.470531       -15.29%                0      2001
Class D

Gartmore Government        10.000000       10.421548         4.22%                0      2001
Bond Fund - Class D

Gartmore Growth Fund       10.000000        8.470531       -15.29%                0      2001
- Class D


Gartmore Investor          10.000000        9.917698        -0.82%                0      2001
Destinations
Conservative Fund -
Service Class



Gartmore Investor          10.000000        9.698143        -3.02%                0      2001
Destinations
Moderately
Conservative Fund -
Service Class


                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Gartmore Investor          10.000000        9.451464        -5.49%                0     2001
Destinations
Moderate Fund -
Service Class



Gartmore Investor          10.000000        9.198516        -8.01%                0     2001
Destinations
Moderately
Aggressive Fund -
Service Class




Gartmore Investor          10.000000        9.003846        -9.96%                0     2001
Destinations
Aggressive Fund -
Class A



Gartmore Large Cap         10.000000        9.726731        -2.73%                0     2001
Value Fund - Class A


Gartmore Money             10.000000       10.002216         0.02%                0     2001
Market Fund* -
Service Class



Gartmore Total             10.000000        9.198541        -8.01%                0     2001
Return Fund - Class D



Gartmore Value             10.000000        9.726731        -2.73%                0     2001
Opportunities Fund -
Class A



Gartmore Variable          10.000000        9.639724        -3.60%                0     2001
Insurance Trust -
J.P. Morgan GVIT
Balanced Fund: Class I




INVESCO Dynamics           10.000000        7.922484       -20.78%                0     2001
Fund - Investor Class


INVESCO Small              10.000000        8.877661       -11.22%                0     2001
Company Growth Fund
- Investor Class



INVESCO Total Return       10.000000        9.594168        -4.06%                0     2001
Fund - Investor Class


Janus Adviser              10.000000        9.505379        -4.95%                0     2001
Balanced Fund


Janus Adviser              10.000000        8.382844       -16.17%                0     2001
International Fund




* The 7-day yield on the Gartmore Money Market Fund - Service Class as of December 31, 2001 was -1.21%.

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Janus Adviser              10.000000        8.398256       -16.02%                0     2001
Worldwide Fund

Janus Fund                 10.000000        7.687539       -23.12%                0     2001


Janus Twenty Fund          10.000000        7.907877       -20.92%                0     2001


Janus Worldwide Fund       10.000000        8.274163       -17.26%                0     2001


Lazard Small Cap           10.000000       11.322380        13.22%                0     2001
Portfolio - Open
Shares



Nationwide Bond            10.000000       10.310340         3.10%                0     2001
Index Fund - Class A


Nationwide                 10.000000        8.167385       -18.33%                0     2001
International Index
Fund - Class A



Nationwide Large Cap       10.000000        8.632178       -13.68%                0     2001
Growth Fund - Class A


Nationwide Mid Cap         10.000000        9.739603        -2.60%                0     2001
Market Index Fund -
Class A



Nationwide Small Cap       10.000000        9.970135        -0.30%                0     2001
Fund - Class A


Nationwide Small Cap       10.000000        9.836764        -1.63%                0     2001
Index Fund - Class A


Nationwide S&P 500(R)      10.000000        8.959640       -10.40%                0     2001
Index Fund - Service
Class



Neuberger Berman           10.000000       10.343272         3.43%                0     2001
Genesis Fund - Trust
Class



Neuberger Berman           10.000000        9.250626        -7.49%                0     2001
Guardian Fund -
Trust Class

                                                                         NUMBER OF      YEAR
  UNDERLYING MUTUAL     ACCUMULATION      ACCUMULATION     PERCENT      ACCUMULATION
        FUND            UNIT VALUE AT    UNIT VALUE AT    CHANGE IN       UNITS AT
                        BEGINNING OF     END OF PERIOD   ACCUMULATION      END OF
                           PERIOD                         UNIT VALUE       PERIOD
---------------------------------------------------------------------------------------------
Neuberger Berman           10.000000        9.409303        -5.91%                0     2001
Partners Fund -
Trust Class



Oppenheimer Capital        10.000000        8.611562       -13.88%                0     2001
Appreciation Fund -
Class A



Oppenheimer Global         10.000000        9.220663        -7.79%                0     2001
Fund - Class A


Oppenheimer                10.000000       10.107342         1.07%                0     2001
Strategic Income
Fund - Class A



PIMCO Total Return         10.000000       10.524798         5.25%                0     2001
Fund - Class A


Strong Advisor             10.000000        9.359476        -6.41%                0     2001
Common Stock Fund,
Inc.



Strong Advisor Mid         10.000000        7.763420       -22.37%                0     2001
Cap Growth Fund


Strong Growth &            10.000000        8.730675       -12.69%                0     2001
Income Fund

Templeton Foreign          10.000000        9.228418        -7.72%                0     2001
Fund - Class A






The following underlying mutual funds were added to the variable account October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund
- Class A, Franklin Balanced Sheet Investment Fund, Gartmore Investor Destinations Conservative Fund - Service Class, Gartmore Investor Destinations Moderately Conservative Fund - Service Class, Gartmore Investor Destinations Moderate Fund - Service Class, Gartmore Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore Investor Destinations Aggressive Fund
- Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund, Janus Adviser International Fund, Janus Adviser Worldwide Fund, Nationwide Small Cap Index Fund - Class A, Oppenheimer Strategic Income Fund-Class A, PIMCO Total Return Fund - Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.



The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

         We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 2001

ASSETS:

  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
      587,162 shares (cost $16,016,702) ...................................................................              $11,461,407
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
      43,645 shares (cost $1,295,358) .....................................................................                1,192,807
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
      314,299 shares (cost $9,596,707) ....................................................................                8,596,073
    American Century International Growth Fund - Advisor Class (ACIntGrA)
      21,749 shares (cost $233,176) .......................................................................                  173,120
    American Century International Growth Fund - Investor Class (ACIntlGrI)
      281,372 shares (cost $2,839,938) ....................................................................                2,242,534
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
      243,391 shares (cost $2,285,606) ....................................................................                2,321,954
    American Century Ultra Fund - Investor Class (ACUltraI)
      815,782 shares (cost $28,381,749) ...................................................................               22,548,212
    Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro)
      156,507 shares (cost $6,670,663) ....................................................................                4,224,131
    Credit Suisse Global Fixed Income Fund - Common Shares (CSWPGIFixI)
      19,758 shares (cost $193,711) .......................................................................                  189,475
    Delaware Delchester Fund Institutional Class (DeHYBd)
      135,390 shares (cost $663,328) ......................................................................                  403,463
    Dreyfus A Bonds Plus, Inc (DryABds)
      201,350 shares (cost $2,789,941) ....................................................................                2,740,375
    Dreyfus Appreciation Fund, Inc (DryApp)
      87,879 shares (cost $3,776,183) .....................................................................                3,341,168
    Dreyfus Balanced Fund, Inc (DryBal)
      109,925 shares (cost $1,663,694) ....................................................................                1,544,451
    Dreyfus Emerging Leaders Fund (DryELead)
      2,184 shares (cost $80,216) .........................................................................                   75,928
    The Dreyfus Premier Third Century Fund, Inc - Class Z (Dry3dCen)
      212,437 shares (cost $2,730,843) ....................................................................                1,894,939
    Dreyfus S&P 500 Index Fund (Dry500Ix)
      626,855 shares (cost $24,156,170) ...................................................................               20,949,501
    Evergreen Equity Income Fund - Class I (EvInc)
      35,566 shares (cost $751,849) .......................................................................                  723,766
    Federated Equity Income Fund - Class F Shares (FedEqInF)
      1,870 shares (cost $34,335) .........................................................................                   31,003
    Federated High Yield Trust (FedHiYld)
      86,117 shares (cost $591,939) .......................................................................                  507,232
    Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
      9,303 shares (cost $92,820) .........................................................................                   92,477

    Federated Investment Series Funds, Inc -
    Federated Bond Fund - Class F Shares (FedBdFd)
      227,412 shares (cost $2,008,677) ........................................................................            1,971,665
    Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
      42,750 shares (cost $696,386) ...........................................................................              660,916
    Fidelity(R) Advisor Balanced Fund - Class T (FABal)
      77,516 shares (cost $1,354,527) .........................................................................            1,203,820
    Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA)
      7,664 shares (cost $376,787) ............................................................................              369,778
    Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA)
      52,514 shares (cost $1,305,601) .........................................................................            1,260,338
    Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc)
      104,203 shares (cost $2,699,942) ........................................................................            2,528,997
    Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGrOppA)
      7,086 shares (cost $252,312) ............................................................................              201,537
    Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp)
      185,925 shares (cost $8,036,188) ........................................................................            5,347,211
    Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld)
      267,481 shares (cost $2,563,160) ........................................................................            2,238,818
    Fidelity(R)Advisor Overseas Fund - Class A (FAOvA)
      3,138 shares (cost $44,661) .............................................................................               42,702
    Fidelity(R) Asset Manager(TM) (FidAsMgr)
      339,808 shares (cost $5,964,826) ........................................................................            5,267,024
    Fidelity(R) Capital & Income Fund (FidCapInc)
      93,706 shares (cost $858,722) ...........................................................................              635,328
    Fidelity(R) Equity-Income Fund (FidEqInc)
      236,122 shares (cost $12,430,272) .......................................................................           11,515,672
    Fidelity(R) Magellan(R) Fund (FidMgln)
      300,496 shares (cost $35,319,413) .......................................................................           31,317,718
    Fidelity(R) Puritan(R) Fund (FidPurtn)
      715,270 shares (cost $13,728,115) .......................................................................           12,638,815
    Fidelity(R) VIP Fund - High Income Portfolio: Initial Class (FidVIPHI)
      10,927 shares (cost $121,674) ...........................................................................               70,042
    Franklin Mutual Series Fund, Inc.: Mutual Shares Fund - Class A (FranMutSer)
      169,220 shares (cost $3,459,830) ........................................................................            3,277,793
    Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
      27,401 shares (cost $983,517) ...........................................................................              854,080
    Franklin Value Investors Trust: Franklin Balance Sheet Investment Fund - Class A (FrBSInv)
      6,110 shares (cost $243,204) ............................................................................              244,515
    Invesco Dynamics Fund - Investor Class (InvDynam)
      494,765 shares (cost $12,877,665) .......................................................................            7,881,602
    Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
      29,435 shares (cost $428,318) ...........................................................................              357,346
    Invesco Total Return Fund - Investor Class (InvTotRet)
      10,916 shares (cost $284,930) ...........................................................................              273,008
    Janus Adviser Balanced Fund (JanBal)
      13,291 shares (cost $309,329) ...........................................................................              304,367
    Janus Adviser International Fund (JanIntl)
      607 shares (cost $17,345) ...............................................................................               14,902
    Janus Adviser Worldwide Fund (JanWorld)
      36,087 shares (cost $1,194,742) .........................................................................            1,058,082


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Janus Fund (JanFund)
      617,003 shares (cost $24,689,330) ......................................................................            15,178,279
    Janus Twenty Fund (Jan20Fd)
      803,546 shares (cost $51,647,078) ......................................................................            30,904,388
    Janus Worldwide Fund (JanWrldwde)
      357,259 shares (cost $22,585,747) ......................................................................            15,662,237
    Lazard Small Cap Portfolio Open Shares (LazSmCap)
      80,022 shares (cost $1,479,939) ........................................................................             1,413,989
    MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
      55,275 shares (cost $357,020) ..........................................................................               350,445
    Nationwide(R) Bond Fund - Class D (NWBdFd)
      222,962 shares (cost $2,055,177) .......................................................................             2,071,319
    Nationwide(R) Bond Index Fund - Class A (NWBdIx)
      1,184 shares (cost $12,618) ............................................................................                12,555
    Nationwide(R) Family of Funds - Gartmore Growth Fund - Class D (NWGroFd)
      221,338 shares (cost $2,828,199) .......................................................................             1,449,763
    Nationwide(R) Family of Funds - Gartmore Total Return Fund - Class D (NWFund)
      319,807 shares (cost $8,444,467) .......................................................................             5,788,514
    Nationwide(R) Family of Funds - Gartmore Value Opportunities Fund - Class A (NWValOp)
      254 shares (cost $3,267) ...............................................................................                 3,372
    Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
      240,296 shares (cost $2,535,629) .......................................................................             2,494,269
    Nationwide(R) Investor Destinations Aggressive Fund - Service Class (NWIDAgg)
      1,401 shares (cost $11,048) ............................................................................                11,078
    Nationwide(R) Investor Destinations Conservative Fund - Service Class (NWIDCon)
      20 shares (cost $197) ..................................................................................                   197
    Nationwide(R) Investor Destinations Moderate Fund - Service Class (NWIDMod)
      20,863 shares (cost $188,924) ..........................................................................               187,145
    Nationwide(R) Investor Destinations Moderately Aggressive Fund -
    Service Class (NWIDModAg)
      201 shares (cost $1,664) ...............................................................................                 1,682
    Nationwide(R) Investor Destinations Moderately Conservative Fund -
    Service Class (NWIDModC)
      145 shares (cost $1,370) ...............................................................................                 1,364
    Nationwide(R) International Index Fund - Class A (NWIntlIx)
      287 shares (cost $2,029) ...............................................................................                 1,889
    Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
      10,765 shares (cost $110,940) ..........................................................................                97,101
    Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
      57,364 shares (cost $632,920) ..........................................................................               589,128
    Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
      1,446 shares (cost $15,611) ............................................................................                15,931
    Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
      15,422,239 shares (cost $15,422,239) ...................................................................            15,422,239
    Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
      4,814,027 shares (cost $4,814,027) .....................................................................             4,814,027
    Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
      249,258 shares (cost $2,831,860) .......................................................................             2,457,679

    Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)
      8,622 shares (cost $78,112) ..........................................................................                  81,049
    Nationwide(R) Small Cap Fund - Class A (PrSmCp)
      39,760 shares (cost $488,932) ........................................................................                 475,933
    Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
      847 shares (cost $7,782) .............................................................................                   8,051
    Neuberger Berman Equity Funds(R) - Guardian Fund - Investor Class Shares (NBEFGuard)
      348,683 shares (cost $6,503,910) .....................................................................               5,034,976
    Neuberger Berman Equity Funds(R) - Partners Fund - Investor Class Shares (NBEFPart)
      300,321 shares (cost $7,449,274) .....................................................................               6,243,676
    Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class Shares (NBETGen)
      153,082 shares (cost $4,147,968) .....................................................................               4,456,216
    Neuberger Berman Equity Trust(R) - Guardian Fund - Trust Class Shares (NBETGuard)
      21,199 shares (cost $245,981) ........................................................................                 241,460
    Neuberger Berman Equity Trust(R) - Partners Fund - Trust Class Shares (NBETPart)
      11,587 shares (cost $186,309) ........................................................................                 185,616
    Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBIFLtdMat)
      123,914 shares (cost $1,186,928) .....................................................................               1,194,527
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
      9,404 shares (cost $404,178) .........................................................................                 381,420
    Oppenheimer Global Fund A (OppGlob)
      308,438 shares (cost $16,254,513) ....................................................................              14,413,322
    Oppenheimer Strategic Income Fund A (OPStrInc)
      6,199 shares (cost $25,351) ..........................................................................                  23,556
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
      58,588 shares (cost $950,853) ........................................................................                 869,445
    PIMCO Total Return Fund - Class A (PimTotRet)
      42,423 shares (cost $448,747) ........................................................................                 443,742
    Strong Advisor Common Stock Fund - Class Z (StComStk)
      158,121 shares (cost $3,309,883) .....................................................................               3,127,643
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
      1,036 shares (cost $14,694) ..........................................................................                  14,466
    Strong Growth and Income Fund (StrGInc)
      949 shares (cost $20,590) ............................................................................                  19,242
    Strong Large Cap Growth Fund (StLCap)
      142,977 shares (cost $5,802,911) .....................................................................               3,367,101
    Templeton Foreign Fund - Class A (TemForFd)
      559,688 shares (cost $4,971,697) .....................................................................               5,177,113
                                                                                                                        ------------
          Total investments ................................................................................             321,477,236
    Accounts receivable ....................................................................................                  45,954
                                                                                                                        ------------
          Total assets .....................................................................................             321,523,190
ACCOUNTS PAYABLE ...........................................................................................                      --
                                                                                                                        ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................            $321,523,190
                                                                                                                        ============




See accompanying notes to financial statements.
================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                            TOTAL               ACGROI           ACINCGROA         ACINCGROI
                                                            -----               ------           ---------         ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................        $   3,774,730                 --           7,961             95,941
    Mortality and expense risk charges (note 2) .           (4,269,448)          (160,657)         (9,290)          (117,307)
                                                         -------------         ----------         -------         ----------
         Net investment activity ................             (494,718)          (160,657)         (1,329)           (21,366)
                                                         -------------         ----------         -------         ----------

    Proceeds from mutual funds shares sold ......           95,753,757          1,742,970          81,831          1,370,414
    Cost of mutual fund shares sold .............         (101,843,523)        (1,788,439)        (97,805)        (1,271,290)
                                                         -------------         ----------         -------         ----------
         Realized gain (loss) on investments ....           (6,089,766)           (45,469)        (15,974)            99,124
    Change in unrealized gain (loss)
         on investments .........................          (53,035,461)        (2,748,088)        (53,911)        (1,014,164)
                                                         -------------         ----------         -------         ----------
         Net gain (loss) on investments .........          (59,125,227)        (2,793,557)        (69,885)          (915,040)
                                                         -------------         ----------         -------         ----------
    Reinvested capital gains ....................            1,636,743                 --              --                 --
                                                         -------------         ----------         -------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        $ (57,983,202)        (2,954,214)        (71,214)          (936,406)
                                                         =============         ==========         =======         ==========


                                                        ACINTGRA         ACINTLGRI           ACSTGVTI           ACULTRAI
                                                        --------         ---------           --------           --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            250              8,667             99,022                 --
    Mortality and expense risk charges (note 2) .         (1,529)           (32,218)           (24,745)          (310,866)
                                                         -------         ----------         ----------         ----------
         Net investment activity ................         (1,279)           (23,551)            74,277           (310,866)
                                                         -------         ----------         ----------         ----------

    Proceeds from mutual funds shares sold ......          5,886          1,537,249          1,521,808          3,426,505
    Cost of mutual fund shares sold .............         (9,352)        (2,547,368)        (1,521,702)        (3,890,655)
                                                         -------         ----------         ----------         ----------
         Realized gain (loss) on investments ....         (3,466)        (1,010,119)               106           (464,150)
    Change in unrealized gain (loss)
         on investments .........................        (39,551)           187,997             38,413         (3,747,573)
                                                         -------         ----------         ----------         ----------
         Net gain (loss) on investments .........        (43,017)          (822,122)            38,519         (4,211,723)
                                                         -------         ----------         ----------         ----------
    Reinvested capital gains ....................             --                 --                 --                 --
                                                         -------         ----------         ----------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        (44,296)          (845,673)           112,796         (4,522,589)
                                                         =======         ==========         ==========         ==========


                                                            CSWPEMGRO           CSWPGIFIXI          DEHYBD             DRYABDS
                                                            ---------           ----------          ------             -------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $        --              7,934             62,433            161,596
    Mortality and expense risk charges (note 2) .              (59,678)            (2,610)            (6,478)           (32,139)
                                                           -----------           --------           --------           --------
         Net investment activity ................              (59,678)             5,324             55,955            129,457
                                                           -----------           --------           --------           --------
    Proceeds from mutual funds shares sold ......              878,005            127,693            241,022            529,131
    Cost of mutual fund shares sold .............           (1,215,286)          (129,450)          (456,820)          (552,571)
                                                           -----------           --------           --------           --------
         Realized gain (loss) on investments ....             (337,281)            (1,757)          (215,798)           (23,440)
    Change in unrealized gain (loss)
         on investments .........................           (1,176,984)              (397)           123,400            (34,775)
                                                           -----------           --------           --------           --------
         Net gain (loss) on investments .........           (1,514,265)            (2,154)           (92,398)           (58,215)
                                                           -----------           --------           --------           --------
    Reinvested capital gains ....................                  423                 --                 --                 --
                                                           -----------           --------           --------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          $(1,573,520)             3,170            (36,443)            71,242
                                                           ===========           ========           ========           ========


                                                            DRYAPP             DRYBAL           DRYELEAD          DRY3DCEN
                                                            ------             ------           --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            26,376             35,125               --                 --
    Mortality and expense risk charges (note 2) .           (39,642)           (18,369)            (869)           (26,143)
                                                           --------           --------           ------           --------
         Net investment activity ................           (13,266)            16,756             (869)           (26,143)
                                                           --------           --------           ------           --------
    Proceeds from mutual funds shares sold ......           493,999            412,654            2,162            355,882
    Cost of mutual fund shares sold .............          (571,846)          (456,557)          (2,354)          (425,874)
                                                           --------           --------           ------           --------
         Realized gain (loss) on investments ....           (77,847)           (43,903)            (192)           (69,992)
    Change in unrealized gain (loss)
         on investments .........................          (295,177)           (58,485)          (9,107)          (529,639)
                                                           --------           --------           ------           --------
         Net gain (loss) on investments .........          (373,024)          (102,388)          (9,299)          (599,631)
                                                           --------           --------           ------           --------
    Reinvested capital gains ....................                --                 --            1,792             15,395
                                                           --------           --------           ------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          (386,290)           (85,632)          (8,376)          (610,379)
                                                           ========           ========           ======           ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                            DRY500IX              EVINC            FEDEQINF          FEDHIYLD
                                                            --------              -----            --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $   192,326             31,741              348             66,236
    Mortality and expense risk charges (note 2) .             (283,485)           (11,543)            (269)            (8,157)
                                                           -----------           --------           ------           --------
         Net investment activity ................              (91,159)            20,198               79             58,079
                                                           -----------           --------           ------           --------

    Proceeds from mutual funds shares sold ......            2,334,644            827,809            1,049            292,944
    Cost of mutual fund shares sold .............           (2,128,397)          (861,760)          (1,187)          (366,703)
                                                           -----------           --------           ------           --------
         Realized gain (loss) on investments ....              206,247            (33,951)            (138)           (73,759)
    Change in unrealized gain (loss)
         on investments .........................           (3,417,586)           (67,625)          (3,332)           (12,048)
                                                           -----------           --------           ------           --------
         Net gain (loss) on investments .........           (3,211,339)          (101,576)          (3,470)           (85,807)
                                                           -----------           --------           ------           --------
    Reinvested capital gains ....................                   --              2,100               --                 --
                                                           -----------           --------           ------           --------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................         $(3,302,498)          (79,278)          (3,391)           (27,728)
                                                           ===========           ========           ======           ========


                                                         FEDINTINC          FEDBDFD            FABALA             FABAL
                                                         ---------          -------            ------             -----
INVESTMENT ACTIVITY:
    Reinvested dividends ........................           2,567            139,547            14,472             30,640
    Mortality and expense risk charges (note 2) .            (419)           (23,049)           (5,244)           (16,149)
                                                           ------           --------           -------           --------
         Net investment activity ................           2,148            116,498             9,228             14,491
                                                           ------           --------           -------           --------

    Proceeds from mutual funds shares sold ......             401            548,247            78,231            216,377
    Cost of mutual fund shares sold .............            (396)          (562,322)          (94,045)          (266,364)
                                                           ------           --------           -------           --------
         Realized gain (loss) on investments ....               5            (14,075)          (15,814)           (49,987)
    Change in unrealized gain (loss)
         on investments .........................            (343)            (7,955)           (8,285)            (1,848)
                                                           ------           --------           -------           --------
         Net gain (loss) on investments .........            (338)           (22,030)          (24,099)           (51,835)
                                                           ------           --------           -------           --------
    Reinvested capital gains ....................              --                 --                --                 --
                                                           ------           --------           -------           --------
         Net increase (decrease) in contract
          owners' equity resulting from
          operations ............................           1,810             94,468           (14,871)           (37,344)
                                                           ======           ========           =======           ========


                                                            FAEGROA          FAEQINCA           FAEQINC            FAGROPPA
                                                            -------          --------           -------            --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $     --             6,822             13,987             1,701
    Mortality and expense risk charges (note 2) .            (1,188)           (7,238)           (29,696)           (2,009)
                                                           --------           -------           --------           -------
         Net investment activity ................            (1,188)             (416)           (15,709)             (308)
                                                           --------           -------           --------           -------

    Proceeds from mutual funds shares sold ......            22,944            24,381            415,889            20,696
    Cost of mutual fund shares sold .............           (25,449)          (26,523)          (475,959)          (30,217)
                                                           --------           -------           --------           -------
         Realized gain (loss) on investments ....            (2,505)           (2,142)           (60,070)           (9,521)
    Change in unrealized gain (loss)
         on investments .........................            (7,009)          (33,857)           (85,400)          (22,757)
                                                           --------           -------           --------           -------
         Net gain (loss) on investments .........            (9,514)          (35,999)          (145,470)          (32,278)
                                                           --------           -------           --------           -------
    Reinvested capital gains ....................                --            16,306             71,379               141
                                                           --------           -------           --------           -------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          $(10,702)          (20,109)           (89,800)          (32,445)
                                                           ========           =======           ========           =======


                                                            FAGROPP              FAHIYLD              FAOVA         FIDASMGR
                                                           ----------           ----------            ------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................              35,092              222,415               --           218,606
    Mortality and expense risk charges (note 2) .             (75,522)             (32,603)            (104)          (71,048)
                                                           ----------           ----------           ------        ----------
         Net investment activity ................             (40,430)             189,812             (104)          147,558
                                                           ----------           ----------           ------        ----------

    Proceeds from mutual funds shares sold ......           1,219,269            1,431,886              430         1,136,006
    Cost of mutual fund shares sold .............          (1,825,992)          (1,834,156)            (480)       (1,281,727)
                                                           ----------           ----------           ------        ----------
         Realized gain (loss) on investments ....            (606,723)            (402,270)             (50)         (145,721)
    Change in unrealized gain (loss)
         on investments .........................            (455,278)             136,572           (1,959)         (318,966)
                                                           ----------           ----------           ------        ----------
         Net gain (loss) on investments .........          (1,062,001)            (265,698)          (2,009)         (464,687)
                                                           ----------           ----------           ------        ----------
    Reinvested capital gains ....................               6,000                   --               --                --
                                                           ----------           ----------           ------        ----------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          (1,096,431)             (75,886)          (2,113)         (317,129)
                                                           ==========           ==========           ======        ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                  FIDCAPINC    FIDEQINC     FIDMGIN    FIDPURTN   FIDVIPHI   FRANMUTSER   FRSMCAPGR    FRBSINV
                                  ---------    --------     -------    --------   --------   ----------   ---------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends            $  58,310     178,412     140,058     426,999      9,949      25,033       2,329      2,400
  Mortality and expense risk
    charges (note 2)                 (9,352)   (157,714)   (438,675)   (171,307)    (1,011)    (22,648)     (6,517)      (858)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net investment activity          48,958      20,698    (298,617)    255,692      8,938       2,385      (4,188)     1,542
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Proceeds from mutual funds
    shares sold                      83,536   2,900,994   3,792,295   1,782,933      1,959     565,079     100,071      5,790
  Cost of mutual fund
    shares sold                    (103,846) (2,423,951) (2,661,534) (1,891,676)    (3,085)   (576,056)   (148,064)    (5,419)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Realized gain (loss) on
    investments                     (20,310)    477,043   1,130,761    (108,743)    (1,126)    (10,977)    (47,993)       371
  Change in unrealized gain
    (loss) on investments           (70,369) (1,580,681) (5,936,182)   (717,902)   (18,301)   (159,615)    (56,764)     1,311
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net gain (loss) on
    investments                     (90,679) (1,103,638) (4,805,421)   (826,645)   (19,427)   (170,592)   (104,757)     1,682
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Reinvested capital gains               --     273,431     249,290     247,301         --     189,188          --      6,481
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net increase (decrease)
    in contract owners' equity
    resulting from operations     $ (41,721)   (809,509) (4,854,748)   (323,652)   (10,489)     20,981    (108,945)     9,705
                                  =========  ==========  ==========  ==========    =======    ========    ========     ======


                                     INVDYNAM   INVSMCOGR    INVTOTRET    JANBAL    JANINTL     JANWORLD      JANFUND      JAN20FD
                                     --------   ---------    ---------    ------    -------     --------      -------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends            $        --        --        3,636        4,144         54        1,421           --      268,195
  Mortality and expense risk
    charges (note 2)                 (119,026)    (3,409)     (2,305)      (1,653)       (129)     (8,910)    (225,381)    (457,678)
                                  -----------    -------     -------       ------      ------     -------     --------     --------
    Net investment activity          (119,026)    (3,409)      1,331        2,491         (75)     (7,489)    (225,381)    (189,483)
                                  -----------    -------     -------       ------      ------     -------    ---------    ---------
  Proceeds from mutual funds
    shares sold                     2,132,474     47,736      56,449       37,280         173     213,606    2,604,905    4,260,638
  Cost of mutual fund shares
    sold                           (3,366,652)   (75,384)    (59,588)     (38,458)       (217)   (281,763)  (3,175,633)  (4,233,525)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Realized gain (loss) on
    investments                    (1,234,178)   (27,648)     (3,139)      (1,178)        (44)    (68,157)    (570,728)      27,113
  Change in unrealized gain
    (loss) on investments          (2,789,737)   (38,339)    (10,625)      (4,962)     (2,443)   (106,301)  (5,057,732) (13,574,505)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Net gain (loss) on
    investments                    (4,023,915)   (65,987)    (13,764)      (6,140)     (2,487)   (174,458)  (5,628,460) (13,547,392)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
  Reinvested capital gains             10,757         --       7,579           --          --          --           --           --
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
     Net increase (decrease)
     in contract owners'
     equity resulting from
     operations                   $(4,132,184)   (69,396)     (4,854)      (3,649)     (2,562)   (181,947)  (5,853,841) (13,736,875)
                                  ===========    =======     =======       ======      ======     =======    =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                         JANWRLDWDE    LAZSMCAP    MFSWGVT  MFSSTRATINCA   NWBDFD    NWBDIX    NWGROFD      NWFUND
                                         ----------    --------    -------  ------------   ------    ------    -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends                   $    4,428     1,225      7,059       10,047        87,357      291        --      37,594
  Mortality and expense risk charges
    (note 2)                               (237,898)  (10,663)    (3,166)      (1,858)      (19,569)     (63)  (19,480)    (79,788)
                                         -----------   -------    -------       ------     ---------   -----  --------    --------
    Net investment activity                (233,470)   (9,438)     3,893        8,189         67,788     228   (19,480)    (42,194)
                                         -----------   -------   -------       ------     ---------   -----  --------    --------
  Proceeds from mutual funds shares sold  3,084,543   487,624    492,600       79,036      1,095,962   1,058   204,146     887,833
  Cost of mutual fund shares sold        (2,765,931) (429,880)  (495,360)     (79,362)    (1,124,223) (1,046) (466,196) (1,449,832)
                                         -----------   -------   -------     --------      ---------   -----  --------    --------
    Realized gain (loss) on investments     318,612    57,744     (2,760)        (326)       (28,261)     12  (262,050)   (561,999)
  Change in unrealized gain (loss)
    on investments                        (5,509,695)  (92,054)    1,361      (6,575)         69,172    (63) (260,542)   (295,433)
                                          -----------   -------   -------      ------      ---------   -----  --------    --------
    Net gain (loss) on investments        (5,191,083)  (34,310)   (1,399)      (6,901)        40,911    (51) (522,592)   (857,432)
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
  Reinvested capital gains                         --   206,610        --           --            --     18         --          --
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations         $(5,424,553)  162,862   2,494         1,288       108,699    195  (542,072)   (899,626)
                                           ===========  =======  =======       ======      =========  =====  ========    ========

                                              NWVALOP    NWUSGVT    NWIDAGG    NWIDCON    NWIDMOD   NWIDMODAG   NWIDMODC   NWINTIIX
                                              -------    -------    -------    -------    -------   ---------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends                       $      9     74,646         19          7      1,990         10         14          5
  Mortality and expense risk charges
    (note 2)                                      (13)   (17,754)        (6)        (4)      (850)       (11)        (4)        (8)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net investment activity                        (4)    56,892         13          3      1,140         (1)        10         (3)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Proceeds from mutual funds shares sold           13    518,218          5      9,479        811      7,829          4          8
  Cost of mutual fund shares sold                 (13)  (493,014)        (5)    (9,445)      (819)    (7,925)        (4)        (9)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Realized gain (loss) on investments            --     25,204         --         34         (8)       (96)        --         (1)
  Change in unrealized gain (loss)
    on investments                                105    (60,146)        30         --     (1,779)        18         (6)      (140)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net gain (loss) on investments                105    (34,942)        30         34     (1,787)       (78)        (6)      (141)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Reinvested capital gains                         25     49,723         --         --         --         --         --         --
                                             --------    -------    -------    -------    -------   --------     ------      -----
      Net increase (decrease) in
        contract owners' equity
        resulting from operations            $    126     71,673         43         37       (647)       (79)         4       (144)
                                             ========    =======    =======    =======    =======   ========     ======      =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                    PRLGCPGRO    PRLGCPVAL    NWMDCPMKT     NWMYMKT       NWMYMKS      PRBAL     PRINT     NWINDXFD
                                    ---------    ---------    ---------     -------       -------      ------    ------    --------

INVESTMENT ACTIVITY:
  Reinvested dividends              $      --        3,780           59      523,954       107,345       728         --      14,970
  Mortality and expense risk
   charges (note 2)                    (1,969)      (4,656)         (82)    (205,437)      (39,076)     (264)      (652)    (24,006)
                                    ---------      --------      ------   ----------    -----------   -------   -------    --------
    Net investment activity            (1,969)        (876)         (23)     318,517        68,269       464       (652)     (9,036)
                                    ---------      -------       ------   ----------    -----------   -------   -------      ------
  Proceeds from mutual funds
  shares sold                          96,832      133,212        2,816   12,894,500    13,533,713    77,556    112,560     309,680
  Cost of mutual fund shares
  sold                               (181,201)    (129,571)      (2,927) (12,894,500)  (13,533,713)  (79,258)  (132,077)   (376,785)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Realized gain (loss) on
    investments                       (84,369)       3,641         (111)          --            --    (1,702)   (19,517)    (67,105)
  Change in unrealized gain
  (loss) on investments                39,272      (51,304)         319           --            --       271      1,871    (207,071)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Net gain (loss) on investments    (45,097)     (47,663)         208           --            --    (1,431)   (17,646)   (274,176)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
  Reinvested capital gains                 --       22,381           62           --            --        --         --          --
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations   $ (47,066)     (26,158)         247      318,517        68,269      (967)   (18,298)   (283,212)
                                    =========      =======       ======   ==========    ==========    ======    =======    ========


                                    NSATBAL      PRSMCP     NWSMCPIX     NBEFGUARD     NBEFPART    NBETGEN  NBETGUARD  NBETPART
                                    -------      ------     --------     ---------     --------    -------  ---------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends               $   436        --            29        43,843      23,114          --     1,167       334
  Mortality and expense risk charges
    (note 2)                            (179)   (5,206)          (31)      (71,545)    (82,769)    (38,031)   (1,471)   (1,184)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
    Net investment activity              257    (5,206)           (2)      (27,702)    (59,655)    (38,031)     (304)     (850)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
  Proceeds from mutual funds
  shares sold                          2,161    52,087           116     1,067,557     745,669     643,367     70,475   55,368
  Cost of mutual fund shares sold     (2,103)  (58,004)         (123)   (1,923,566)   (902,249)   (483,864)   (81,384) (60,234)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
    Realized gain (loss) on
    investments                           58    (5,917)           (7)     (856,009)   (156,580)    159,503    (10,909)  (4,866)
  Change in unrealized gain (loss)
    on investments                     2,937     3,047           269       699,319    (176,573)     91,860      5,159    1,211
                                     -------    ------          ----     ---------     -------     -------     ------    -----
    Net gain (loss) on investments     2,995    (2,870)          262      (156,690)   (333,153)    251,363     (5,750)  (3,655)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
  Reinvested capital gains                --        --            --            --     109,789     120,736         --    3,224
                                     -------    ------          ----     ---------     -------     -------     ------   ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations    $ 3,252    (8,076)          260      (184,392)   (283,019)    334,068     (6,054)  (1,281)
                                     =======    ======          ====     =========     =======     =======     ======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                        NBIFLTDMAT  OPPCAPAPA   OPPGLOB   OPSTRINC   PHXBALFD  PIMTOTRET   STCOMSTK   STRMIDCAP
                                        ----------  ---------   -------   --------   --------  ---------   --------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                  $  49,995        --           --    1,882     23,692     16,186         --           --
  Mortality and expense risk charges
    (note 2)                              (11,343)   (1,896)    (182,812)    (249)   (11,655)    (3,749)   (33,926)         (41)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
    Net investment activity                38,652    (1,896)    (182,812)   1,633     12,037     12,437    (33,926)         (41)
                                         ---------   -------   ----------   ------    -------    ------    --------        ------
  Proceeds from mutual funds shares sold  196,510    34,750    2,219,528      263    241,331     43,669    546,020        2,632
  Cost of mutual fund shares sold        (199,687)  (40,700)  (2,145,899)    (278)  (270,304)   (42,331)  (687,821)      (3,194)
                                         ---------   -------   ----------   ------  ---------   --------   --------       ------
    Realized gain (loss) on investments    (3,177)   (5,950)      73,629      (15)   (28,973)     1,338   (141,801)        (562)
  Change in unrealized gain (loss)
    on investments                         15,898   (22,131)  (2,014,668)  (1,795)    11,770     (5,006)   106,669          (57)
                                         ---------   -------   ----------   ------    -------     ------   -------         ------
    Net gain (loss) on investments         12,721   (28,081)  (1,941,039)  (1,810)   (17,203)    (3,668)   (35,132)        (619)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
  Reinvested capital gains                      --    8,989            --       --         --    11,996      5,625             2
                                         ---------   -------   ----------   ------    -------    ------    -------         ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations       $  51,373   (20,988)  (2,123,851)    (177)    (5,166)    20,765    (63,433)          (658)
                                         =========   =======   ==========   ======    =======    ======    =======          ======

                                                STRGINC         STLCAP          TEMFORFD
                                                -------         ------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends                          $    --              44          135,726
  Mortality and expense risk charges
    (note 2)                                        (91)        (51,082)         (68,075)
                                                -------       ---------      -----------
    Net investment activity                         (91)        (51,038)          67,651
                                                -------       ---------      -----------
  Proceeds from mutual funds shares sold            249         804,201       15,113,434
  Cost of mutual fund shares sold                  (254)       (955,922)     (15,568,613)
                                                -------       ---------      -----------
    Realized gain (loss) on investments              (5)       (151,721)        (455,179)
  Change in unrealized gain (loss)
    on investments                               (1,348)     (1,598,680)           7,911
                                                -------       ---------      -----------
    Net gain (loss) on investments               (1,353)     (1,750,401)        (447,268)
                                                -------       ---------      -----------
  Reinvested capital gains                           --              --               --
                                                -------       ---------      -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations               $(1,444)     (1,801,439)        (379,617)
                                                =======       =========      ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 TOTAL                    ACGROI               ACINCGROA            ACINCGROI
                                                 -----                    ------               ---------            ---------
                                           2001         2000         2001        2000        2001      2000      2001        2000
                                           ----         ----         ----        ----        ----      ----      ----        ----
INVESTMENT ACTIVITY:
  Net investment income               $   (494,718)    (844,201)   (160,657)   (241,731)    (1,329)     (93)    (21,366)    (45,186)
  Realized gain (loss)
    on investments                      (6,089,766)  15,373,049     (45,469)  1,204,400    (15,974)      30      99,124     404,531
  Change in unrealized gain (loss)
    on investments                     (53,035,461) (95,789,936) (2,748,088) (5,813,026)   (53,911) (48,640) (1,014,164) (1,691,365)
  Reinvested capital gains               1,636,743   25,671,305          --   1,974,182         --       --          --          --
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations        (57,983,202) (55,589,783) (2,954,214) (2,876,175)   (71,214) (48,703)   (936,406) (1,332,020)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                     59,873,401  102,820,356     774,461   1,498,698    718,534  645,670     964,731   2,469,378
  Transfers between funds                       --           --    (198,057)  1,185,132     24,365   11,994    (329,681)   (738,403)
  Redemptions                          (38,239,370) (47,570,321) (1,257,947) (2,923,693)   (75,976)  (8,605)   (860,538) (1,563,282)
  Annuity benefits                         (17,774)     (26,802)    (14,545)    (20,201)        --       --          --          --
  Annual contract maintenance
    charges (note 2)                      (449,273)    (366,439)    (17,765)    (18,479)        --       --     (13,070)    (10,199)
  Contingent deferred sales
    charges (note 2)                      (612,624)    (669,374)    (12,870)    (18,345)    (2,950)      (9)    (13,615)    (22,285)
  Adjustments to maintain reserves          37,627       40,986      38,375       6,116        (21)    (303)       (250)        395
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
      Net equity transactions           20,591,987   54,228,406    (688,348)   (290,772)   663,952  648,747    (252,423)    135,604
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (37,391,215)  (1,361,377) (3,642,562) (3,166,947)   592,738  600,044  (1,188,829) (1,196,416)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                            358,914,405  360,275,782  15,137,459  18,304,406    600,044       --   9,784,698  10,981,114
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                       $321,523,190  358,914,405  11,494,897  15,137,459  1,192,782  600,044   8,595,869   9,784,698
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

CHANGES IN UNITS:
  Beginning units                       15,152,732   11,921,944     186,168     153,920     67,190       --     539,510     534,684
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Units purchased                        5,939,920    8,586,630      14,726      43,881     88,130   68,074      65,811     193,520
  Units redeemed                        (2,156,996)  (5,355,842)     (5,816)    (11,633)    (7,483)    (884)    (81,193)   (188,694)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Ending units                          18,935,656   15,152,732     195,078     186,168    147,837   67,190     524,128     539,510
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                             ACINTGRA              ACINTLGRI                ACSTGVTI                ACULTRAI
                                             --------              ---------                --------                --------
                                           2001      2000      2001         2000        2001        2000        2001        2000
                                           ----      ----      ----         ----        ----        ----        ----        ----
INVESTMENT ACTIVITY:
  Net investment income                 $ (1,279)     (311)    (23,551)    (39,372)     74,277      98,135    (310,866)    (398,919)
  Realized gain (loss)
    on investments                        (3,466)     (998) (1,010,119)    381,713         106     (11,079)   (464,150)     942,721
  Change in unrealized gain (loss)
    on investments                       (39,551)  (20,504)    187,997  (1,377,956)     38,413      49,514  (3,747,573) (10,922,189)
  Reinvested capital gains                    --    15,885          --     426,450          --          --          --    3,314,639
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations          (44,296)   (5,928)   (845,673)   (609,165)    112,796     136,570  (4,522,589)  (7,063,748)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                       89,458   126,731     515,855     931,221     491,533     230,673   3,381,412    7,963,938
  Transfers between funds                  9,666        31    (364,435)    982,556     396,006     510,496  (1,614,363)     182,258
  Redemptions                             (2,955)       --    (148,993)   (213,446) (1,241,947)   (298,762) (2,264,355)  (3,184,461)
  Annuity benefits                            --        --          --          --          --         310          --           --
  Annual contract maintenance
    charges (note 2)                          --        --      (4,050)     (3,096)     (1,951)     (1,529)    (30,639)     (26,974)
  Contingent deferred sales
    charges (note 2)                        (139)       --      (2,934)     (4,487)    (32,840)     (2,191)    (44,532)     (52,312)
  Adjustments to maintain reserves          (118)      615         (83)         54        (329)     (8,011)       (824)         702
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
      Net equity transactions             95,912   127,377      (4,640)  1,692,802    (389,528)    430,986    (573,301)   4,883,151
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                          51,616   121,449    (850,313)  1,083,637    (276,732)    567,556  (5,095,890)  (2,180,597)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                    121,449        --   3,092,787   2,009,150   2,598,444   2,030,888  27,643,558   29,824,155
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                         $173,065   121,449   2,242,474   3,092,787   2,321,712   2,598,444  22,547,668   27,643,558
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

CHANGES IN UNITS:
  Beginning units                         13,960        --     123,326      67,211     110,314      87,492   1,260,446      958,510
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Units purchased                         13,999    14,160         652     160,238       1,749      49,191      24,583      445,100
  Units redeemed                            (394)     (200)       (217)   (104,123)       (644)    (26,369)     (8,560)    (143,164)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Ending units                            27,565    13,960     123,761     123,326     111,419     110,314   1,276,469    1,260,446
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              CSWPEMGRO              CSWPGIFIXI               DEHYBD                   DRYABDS
                                              ---------              ----------               ------                   -------
                                          2001         2000        2001       2000      2001         2000         2001       2000
                                          ----         ----        ----       ----      ----         ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (59,678)     (89,359)     5,324      8,898     55,955       89,537      129,457     92,299
  Realized gain (loss)
    on investments                      (337,281)     491,033     (1,757)    (1,078)  (215,798)    (163,889)     (23,440)   (47,054)
  Change in unrealized gain (loss)
    on investments                    (1,176,984)  (2,635,323)      (397)      (739)   123,400     (157,913)     (34,775)   115,994
  Reinvested capital gains                   423    1,171,256         --         --         --           --           --         --
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations       (1,573,520)  (1,062,393)     3,170      7,081    (36,443)    (232,265)      71,242    161,239
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                      472,329      935,435     24,421     56,760     35,967       19,658      371,452    325,749
  Transfers between funds               (175,733)     981,561      1,197     48,554   (166,765)    (224,139)     604,465   (125,950)
  Redemptions                           (576,434)    (708,859)    (7,079)    (1,366)   (61,641)     (60,142)    (368,840)  (218,390)
  Annuity benefits                            --           --         --         --         --           --           --         --
  Annual contract maintenance
    charges (note 2)                      (6,303)      (6,178)      (337)      (156)      (425)        (434)      (2,552)    (1,638)
  Contingent deferred sales
    charges (note 2)                      (8,610)     (16,031)       (81)        --       (855)        (511)      (6,019)    (3,661)
  Adjustments to maintain reserves          (260)         116        145         86     (6,030)       3,664           (3)        92
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net equity transactions             (295,011)   1,186,044     18,266    103,878   (199,749)    (261,904)     598,503    (23,798)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                      (1,868,531)     123,651     21,436    110,959   (236,192)    (494,169)     669,745    137,441
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  6,092,533    5,968,882    168,162     57,203    639,794    1,133,963    2,070,621  1,933,180
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 4,224,002    6,092,533    189,598    168,162    403,602      639,794    2,740,366  2,070,621
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

CHANGES IN UNITS:
  Beginning units                      339,410      288,740       15,051      5,419     57,457       79,605      157,768    160,276
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Units purchased                       37,611      137,411        1,965     10,933      3,300        1,537       56,711     47,915
  Units redeemed                       (59,894)     (86,741)        (350)    (1,301)   (20,958)     (23,685)     (12,207)   (50,423)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Ending units                         317,127      339,410       16,666     15,051     39,799       57,457      202,272    157,768
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                DRYAPP                     DRYBAL              DRYELEAD              DRY3DCEN
                                                ------                     ------              --------              --------
                                         2001          2000          2001         2000      2001      2000        2001       2000
                                         ----          ----          ----         ----      ----      ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (13,266)     (11,766)      16,756        9,809      (869)     (199)    (26,143)    (14,164)
  Realized gain (loss)
    on investments                       (77,847)      95,652      (43,903)      (4,028)     (192)   (2,364)    (69,992)     55,739
  Change in unrealized gain
    (loss) on investments               (295,177)    (279,543)     (58,485)     (50,363)   (9,107)    4,819    (529,639)   (581,258)
  Reinvested capital gains                    --      192,315           --       44,013     1,792     1,121      15,395     162,206
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations         (386,290)      (3,342)     (85,632)        (569)   (8,376)    3,377    (610,379)   (377,477)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners               1,062,633    1,235,875      569,886      706,801     5,016    73,615     411,684     868,410
  Transfers between funds                 13,348     (395,205)     306,475      100,535     3,643        --    (224,512)    185,644
  Redemptions                           (221,947)    (110,808)    (367,126)     (27,524)   (1,347)       --    (132,290)   (179,839)
  Annuity benefits                            --           --           --           --        --        --          --          --
  Annual contract maintenance
    charges (note 2)                      (3,888)      (2,864)      (1,441)        (690)       --        --      (2,985)     (2,575)
  Contingent deferred sales
    charges (note 2)                      (3,623)      (2,842)      (3,492)        (940)       --        --      (1,525)     (3,640)
  Adjustments to maintain reserves         1,406        2,395          663          601       (10)        4        (103)         85
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
      Net equity transactions            847,929      726,551      504,965      778,783     7,302    73,619      50,269     868,085
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                         461,639      723,209      419,333      778,214    (1,074)   76,996    (560,110)    490,608
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  2,880,685    2,157,476    1,125,660      347,446    76,996        --   2,454,986   1,964,378
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 3,342,324    2,880,685    1,544,993    1,125,660    75,922    76,996   1,894,876   2,454,986
                                     ===========    =========     ========      =======    ======    ======    ========    ========

CHANGES IN UNITS:
  Beginning units                        225,503      156,211      101,028       29,698     7,486        --     117,698      59,207
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Units purchased                         99,236      139,435       64,043       85,365       915     7,486      15,767      61,463
  Units redeemed                         (14,491)     (70,143)     (14,598)     (14,035)     (109)       --      (4,999)     (2,972)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Ending units                           310,248      225,503      150,473      101,028     8,292     7,486     128,466     117,698
                                     ===========    =========     ========      =======    ======    ======    ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               DRY500IX                      EVINC               FEDEQINF           FEDHIYLD
                                               --------                      -----               --------           --------
                                          2001          2000          2001         2000      2001        2000    2001       2000
                                          ----          ----          ----         ----      ----        ----    ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $    (91,159)     (126,867)      20,198       42,942        79        --    58,079     52,140
  Realized gain (loss)
    on investments                        206,247     1,471,107      (33,951)      28,967      (138)       --   (73,759)   (76,254)
  Change in unrealized gain
    (loss) on investments              (3,417,586)   (4,064,331)     (67,625)     (24,323)   (3,332)       --   (12,048)   (40,365)
  Reinvested capital gains                     --            --        2,100       29,739        --        --        --         --
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations                       (3,302,498)   (2,720,091)     (79,278)      77,325    (3,391)       --   (27,728)   (64,479)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                2,943,398     6,251,141       70,358       57,398    34,588        --   122,494    261,519
  Transfers between funds                 247,160      (456,601)     (15,034)     (47,861)       --        --    64,480    (75,468)
  Redemptions                          (1,794,107)   (3,865,590)    (677,768)     (70,157)     (205)       --  (155,720)  (110,793)
  Annuity benefits                             --            --           --           --        --        --        --         --
  Annual contract maintenance
    charges (note 2)                      (39,614)      (31,312)      (1,465)      (1,002)       --        --      (679)      (378)
  Contingent deferred sales
    charges (note 2)                      (29,742)      (66,540)     (13,384)      (1,448)       --        --    (4,158)      (514)
  Adjustments to maintain reserves           (546)          826         (404)       8,099       (18)       --       (52)       276
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
      Net equity transactions           1,326,549     1,831,924     (637,697)     (54,971)   34,365        --    26,365     74,642
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (1,975,949)     (888,167)    (716,975)      22,354    30,974        --    (1,363)    10,163
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  22,925,025    23,813,192    1,440,452    1,418,098        --        --   508,656    498,493
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 20,949,076    22,925,025      723,477    1,440,452    30,974        --   507,293    508,656
                                     ============    ==========     ========      =======    ======     =====  ========   ========

CHANGES IN UNITS:
  Beginning units                         746,794       692,394       69,614       72,494        --        --    56,360     49,636
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Units purchased                          57,449       293,137        3,637        5,697     4,096        --     2,574     53,298
  Units redeemed                          (15,205)     (238,737)     (35,811)      (8,577)      (24)       --      (804)   (46,574)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Ending units                            789,038       746,794       37,440       69,614     4,072        --    58,130     56,360
                                     ============    ==========     ========      =======    ======     =====  ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              FEDINTINC              FEDBDFD                 FABALA                    FABAL
                                              ---------              -------                 ------                    -----
                                           2001       2000      2001         2000        2001      2000          2001         2000
                                           ----       ----      ----         ----        ----      ----          ----         ----
INVESTMENT ACTIVITY:
  Net investment income                  $  2,148       --     116,498      108,202      9,228      2,992       14,491       15,730
  Realized gain (loss)
    on investments                              5       --     (14,075)    (146,383)   (15,814)        58      (49,987)     (23,873)
  Change in unrealized gain
    (loss) on investments                    (343)      --      (7,955)      92,366     (8,285)   (27,185)      (1,848)    (114,751)
  Reinvested capital gains                     --       --          --           --         --      6,942           --       35,154
                                         --------    -----    --------     --------    -------    -------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations             1,810       --      94,468       54,185    (14,871)   (17,193)     (37,344)     (87,740)
                                         --------    -----    --------     --------    -------    -------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                   87,045       --     429,018      423,293    478,564    293,275      242,903      317,945
  Transfers between funds                   3,621       --     366,571     (207,565)      (376)        --      (32,623)    (362,983)
  Redemptions                                  --       --    (388,989)    (349,905)   (70,655)    (5,051)    (112,779)     (48,305)
  Annuity benefits                             --       --          --           --         --         --           --           --
  Annual contract maintenance
    charges (note 2)                           --       --      (1,380)        (962)        --         --       (2,071)      (1,671)
  Contingent deferred sales
    charges (note 2)                           --       --      (4,362)      (2,293)    (2,775)        --       (1,567)        (481)
  Adjustments to maintain reserves             (2)      --        (390)         118        (36)        14          (25)          32
                                         --------    -----    --------     --------    -------    -------     --------     --------
      Net equity transactions              90,664       --     400,468     (137,314)   404,722    288,238       93,838      (95,463)
                                         --------    -----    --------     --------    -------    -------     --------     --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                           92,474       --     494,936      (83,129)   389,851    271,045       56,494     (183,203)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                          --       --   1,466,071    1,549,200    271,045         --    1,147,302    1,330,505
                                         --------    -----    --------     --------    -------    -------     --------     --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                          $ 92,474       --   1,961,007    1,466,071    660,896    271,045    1,203,796    1,147,302
                                         ========    =====    ========     ========    =======    =======     ========     ========

CHANGES IN UNITS:
  Beginning units                              --       --     129,295      139,182     28,453         --       79,760       86,087
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Units purchased                           8,388       --      46,824       92,549     48,424     28,935        9,194       25,744
  Units redeemed                               --       --     (11,575)    (102,436)    (5,542)      (482)      (2,505)     (32,071)
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Ending units                              8,388       --     164,544      129,295     71,335     28,453       86,449       79,760
                                         ========    =====    ========     ========    =======    =======     ========     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAEGROA                   FAEQINCA                   FAEQINC                  FAGROPPA
                                -----------------------   -----------------------   -----------------------   ---------------------
                                     2001       2000         2001           2000        2001          2000      2001         2000
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $   (1,188)          --        (416)          901     (15,709)          275       (308)        (324)
Realized gain (loss) on
  investments                       (2,505)          --      (2,142)           15     (60,070)         (993)    (9,521)      (1,136)
Change in unrealized gain
  (loss) on investments             (7,009)          --     (33,857)      (11,405)    (85,400)      (16,790)   (22,757)     (28,018)
Reinvested capital gains                --           --      16,306        19,916      71,379       160,305        141       16,619
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,702)          --     (20,109)        9,427     (89,800)      142,797    (32,445)     (12,859)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             370,895           --     865,036       231,432     337,131       269,417     86,499      232,415
Transfers between funds             11,174           --     186,540        14,233     503,030      (219,138)      (371)     (59,478)
Redemptions                         (1,588)          --     (25,405)         (638)   (284,753)     (162,252)   (11,120)        (588)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                      --           --          --            --      (3,815)       (2,769)        --           --
Contingent deferred sales
  charges (note 2)                      --           --        (176)           --      (3,682)       (2,548)      (513)          --
Adjustments to maintain
  reserves                             (10)          --         (26)           --         (42)           91        (14)          (3)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net equity transactions            380,471           --   1,025,969       245,027     547,869      (117,199)    74,481      172,346
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           369,769           --   1,005,860       254,454     458,069        25,598     42,036      159,487
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     254,454            --   2,070,885     2,045,287    159,487           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END
  OF PERIOD                     $  369,769           --   1,260,314       254,454   2,528,954     2,070,885    201,523      159,487
                                ==========   ==========   =========      ========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                         --           --      22,823            --     114,460       122,012     18,843           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Units purchased                     52,090           --      96,274        22,886      38,462        42,959     10,616       18,891
Units redeemed                        (215)          --      (2,219)          (63)     (7,769)      (50,511)    (1,114)         (48)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Ending units                        51,875           --     116,878        22,823     145,153       114,460     28,345       18,843
                                ==========   ==========   =========      ========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAGROPP                   FAHIYLD                    FAOVA                  FIDASMGR
                                -----------------------   -----------------------   -----------------------   ---------------------
                                  2001          2000        2001           2000       2001          2000        2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $  (40,430)    (107,495)    189,812       206,908        (104)           --    147,558      126,550
Realized gain (loss) on
  investments                     (606,723)     237,928    (402,270)     (310,930)        (50)           --   (145,721)     110,188
Change in unrealized gain
  (loss) on investments           (455,278)  (2,544,473)    136,572      (248,789)     (1,959)           --   (318,966)    (609,774)
Reinvested capital gains             6,000      721,693          --            --          --            --         --      426,248
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (1,096,431)  (1,692,347)    (75,886)     (352,811)     (2,113)           --   (317,129)      53,212
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             835,991    2,069,879     319,413       763,712      45,141            --    459,017      758,069
Transfers between funds           (585,602)  (1,679,631)   (165,582)     (353,208)         --            --    206,859       (5,924)
Redemptions                       (623,920)  (1,166,012)   (353,989)     (471,835)       (327)           --   (909,429)    (552,669)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,568)     (10,350)     (2,647)       (2,363)         --            --     (5,640)      (4,418)
Contingent deferred sales
  charges (note 2)                  (7,971)     (17,322)     (3,403)       (3,638)         --            --    (14,626)      (5,897)
Adjustments to maintain
  reserves                            (154)         166        (577)          775          (1)           --        (93)         210
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions           (392,224)    (803,270)   (206,785)      (66,557)     44,813            --   (263,912)     189,371
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (1,488,655)  (2,495,617)   (282,671)     (419,368)     42,700            --   (581,041)     242,583
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD            6,835,757    9,331,374   2,521,450     2,940,818          --            --  5,848,009    5,605,426
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $5,347,102    6,835,757   2,238,779     2,521,450      42,700            --  5,266,968    5,848,009
                                ==========   ==========   =========     =========   =========     =========   ========     ========

CHANGES IN UNITS:

Beginning units                    443,492      488,519     215,515       219,180          --            --    299,977      290,579
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                     65,544      156,196      27,928       103,512       5,936            --     41,100       63,698
Units redeemed                     (94,830)    (201,223)    (45,429)     (107,177)        (42)           --    (56,133)     (54,300)
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       414,206      443,492     198,014       215,515       5,894            --    284,944      299,977
                                ==========   ==========   =========     =========   =========     =========   ========     ========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       FIDCAPINC                 FIDEQINC                   FIDMGLN                FIDPURTN
                                -----------------------  ------------------------  ------------------------ -----------------------
                                   2001         2000         2001         2000        2001          2000        2001         2000
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
INVESTMENT ACTIVITY:

Net investment income           $   48,958       61,677      20,698        46,225    (298,617)     (444,030)   255,692      249,612
Realized gain (loss) on
  investments                      (20,310)     (11,556)    477,043     1,573,664   1,130,761     1,811,237   (108,743)     371,088
Change in unrealized gain
  (loss) on investments            (70,369)    (139,401) (1,580,681)   (1,689,315) (5,936,182)   (7,168,549)  (717,902)    (557,453)
Reinvested capital gains                --           --     273,431       844,444     249,290     1,415,443    247,301      701,969
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (41,721)     (89,280)   (809,509)      775,018  (4,854,748)   (4,385,899)  (323,652)     765,216
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --     697,414       754,810   2,732,473     8,499,328    701,443    2,172,796
Transfers between funds             (6,000)      (1,317)    364,133    (1,230,096)   (536,655    (1,102,712)   267,014   (2,178,721)
Redemptions                        (57,074)    (130,701) (1,800,829)   (3,300,662) (3,311,518    (4,378,255)(1,401,713)  (2,019,589)
Annuity benefits                      (383)           6      (2,042)       (4,522)         --            --         --           --
Annual contract maintenance
  charges (note 2)                  (1,078)      (1,259)    (16,935)      (16,710)    (39,198)      (31,632)   (12,347)     (10,404)
Contingent deferred sales
  charges (note 2)                    (167)        (126)    (14,368)      (12,165)    (60,359)      (59,169)   (17,296)     (27,732)
Adjustments to maintain
  reserves                            (647)      (8,630)        304        (2,887)       (821)        1,304        (99)         584
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net equity transactions            (65,349)    (142,027)   (772,323)   (3,812,232) (1,216,078)    2,928,864   (462,998)  (2,063,066)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                          (107,070)    (231,307) (1,581,832)   (3,037,214) (6,070,826)   (1,457,035)  (786,650)  (1,297,850)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD              742,571      973,878  13,097,791    16,135,005  37,387,941    38,844,976 13,425,361   14,723,211
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $  635,501      742,571  11,515,959    13,097,791  31,317,115    37,387,941 12,638,711   13,425,361
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

CHANGES IN UNITS:

Beginning units                     15,365       17,841     146,711       193,545   1,162,033     1,080,952    546,154      637,179
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Units purchased                         --           --      13,047        31,033     111,924       322,029     43,888      126,015
Units redeemed                      (1,380)      (2,476)    (22,133)      (77,867)   (157,624)     (240,948)   (63,522)    (217,040)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Ending units                        13,985       15,365     137,625       146,711   1,116,333     1,162,033    526,520      546,154
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FIDVIPHI                 FRANMUTSER                FRSMCAPGR                 FRBSINV
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $    8,938        5,781       2,385         8,392      (4,188)        1,467      1,542           --
Realized gain (loss) on
  investments                       (1,126)         (42)    (10,977)          467     (47,993)       (1,605)       371           --
Change in unrealized gain
  (loss) on investments            (18,301)     (30,738)   (159,615)      (15,008)    (56,764)      (72,674)     1,311           --
Reinvested capital gains                --           --     189,188        30,941          --         2,512      6,481           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,489)     (24,999)     20,981        24,792    (108,945)      (70,300)     9,705           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --   1,149,779       221,793     577,403       509,466     76,931           --
Transfers between funds               (909)          --   1,636,839        41,109     (19,893)        6,808    162,786           --
Redemptions                             --           --    (103,376)       (6,943)    (35,831)       (4,554)    (4,908)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                     (38)         (45)     (1,951)         (768)         --            --         --           --
Contingent deferred sales
  charges (note 2)                      --           --      (1,810)           --          --           (59)        --           --
Adjustments to maintain
  reserves                               4           (2)    (23,975)       31,023         (42)           (6)        (8)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions               (943)         (47)  2,655,506       286,214     521,637       511,655    234,801           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           (11,432)     (25,046)  2,676,487       311,006     412,692       441,355    244,506           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD               81,470      106,516     601,902       290,896     441,355            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   70,038       81,470   3,278,389       601,902     854,047       441,355    244,506           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


CHANGES IN UNITS:

Beginning units                      4,173        4,175      48,764        26,056      51,710            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                         --           --     220,685        27,260      82,263        52,168     20,047           --
Units redeemed                         (55)          (2)     (7,621)       (4,552)     (6,655)         (458)      (394)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                         4,118        4,173     261,828        48,764     127,318        51,710     19,653           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       INVDYNAM                  INVSMCOGR                 INVTOTRET                 JANBAL
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $ (119,026)    (123,559)     (3,409)         (429)      1,331           509      2,491           --
Realized gain (loss) on
  investments                   (1,234,178)     885,718     (27,648)          469      (3,139)          (11)    (1,178)          --
Change in unrealized gain
  (loss) on investments         (2,789,737)  (2,944,320)    (38,339)      (32,633)    (10,625)       (1,297)    (4,962)          --
Reinvested capital gains            10,757       36,954          --        11,714       7,579         2,580         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (4,132,184)  (2,145,207)    (69,396)      (20,879)     (4,854)        1,781     (3,649)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,192,143    4,704,064     188,481       262,510      95,250        54,484    299,772        3,420
Transfers between funds         (1,007,160)   6,346,583      16,190           317      82,556        68,493     12,942           --
Redemptions                       (652,179)    (927,889)    (20,104)         (989)    (24,701)           --     (7,919)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,730)      (4,491)         --            --          --            --         --           --
Contingent deferred sales
  charges (note 2)                 (19,148)     (15,016)        (91)           --          --            --       (198)          --
Adjustments to maintain
  reserves                           8,493        9,401        (186)        1,346         (27)            9        (15)           4
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions            511,419   10,112,652     184,290       263,184     153,078       122,986    304,582        3,424
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (3,620,765)   7,967,445     114,894       242,305     148,224       124,767    300,933        3,424
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           11,510,996    3,543,551     242,305            --     124,767            --      3,424           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $7,890,231   11,510,996     357,199       242,305     272,991       124,767    304,357        3,424
                                ==========   ==========   =========     =========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                    769,130      198,949      27,458            --      12,697            --        350           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                    127,064      836,418      26,486        27,561      17,612        12,697     33,505          350
Units redeemed                     (38,260)    (266,237)     (2,174)         (103)     (1,915)           --       (808)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       857,934      769,130      51,770        27,458      28,394        12,697     33,047          350
                                ==========   ==========   =========     =========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        JANINTL                  JANWORLD                   JANFUND                  JAN20FD
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
INVESTMENT ACTIVITY:

Net investment income           $      (75)          --      (7,489)        2,167    (225,381)      11,148     (189,483)   (730,731)
Realized gain (loss) on
  investments                          (44)          --     (68,157)          (29)   (570,728)   1,607,308       27,113   3,499,158
Change in unrealized gain
  (loss) on investments             (2,443)          --    (106,301)      (30,359) (5,057,732)  (7,868,975) (13,574,505)(25,701,299)
Reinvested capital gains                --           --          --            --          --    2,088,623           --   1,367,498
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations         (2,562)          --    (181,947)      (28,221) (5,853,841)  (4,161,896) (13,736,875)(21,565,374)
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners              17,521           --     936,618       493,370   4,015,666    7,540,354    7,022,459  19,178,200
Transfers between funds                 --           --     (83,569)        5,183  (1,689,120)   2,115,168   (3,224,785) (1,341,504)
Redemptions                            (58)          --     (79,407)       (2,025) (1,676,796)  (2,359,721)  (2,877,501) (4,697,280)
Annuity benefits                        --           --          --            --          --           --           --          --
Annual contract maintenance
  charges (note 2)                      --           --          --            --     (27,968)     (19,776)     (67,275)    (58,847)
Contingent deferred sales
  charges (note 2)                      --           --      (1,911)           --     (34,120)     (38,762)     (55,702)    (93,637)
Adjustments to maintain
  reserves                              (3)          --         (58)            3        (904)         442       (1,559)        482
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net equity transactions             17,460           --     771,673       496,531     586,758    7,237,705      795,637  12,987,414
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                            14,898           --     589,726       468,310  (5,267,083)   3,075,809  (12,941,238) (8,577,960)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     468,310            --  20,444,762   17,368,953   43,844,729  52,422,689
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   14,898           --   1,058,036       468,310  15,177,679   20,444,762   30,903,491  43,844,729
                                ==========   ==========   =========     =========  ==========   ===========  ==========  ==========


CHANGES IN UNITS:

Beginning units                         --           --      53,006            --     913,185      595,937    1,487,416     995,837
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Units purchased                      2,195           --     115,423        53,223     209,820      549,386      302,530     803,649
Units redeemed                          (7)          --     (14,899)         (217)    (65,712)    (232,138)     (96,017)   (312,070)
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Ending units                         2,188           --     153,530        53,006   1,057,293      913,185    1,693,929   1,487,416
                                ==========   ==========  ==========    ==========  ==========   ==========   =========   ==========


                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                      JANWRLDWDE                 LAZSMCAP                   MFSWGVT                MFSSTRATINCA
                                -----------------------   -----------------------   -----------------------   --------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
INVESTMENT ACTIVITY:

Net investment income          $  (233,470)     (51,940)     (9,438)         (868)      3,893        (5,908)      8,189         --
Realized gain (loss) on
  investments                      318,612    1,224,730      57,744        (3,876)     (2,760)      (63,733)       (326)        --
Change in unrealized gain
  (loss) on investments         (5,509,695)  (8,425,583)    (92,054)       32,307       1,361        68,733      (6,575)        --
Reinvested capital gains                --    2,157,913     206,610        12,829          --            --          --         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (5,424,553)  (5,094,880)    162,862        40,392       2,494          (908)      1,288         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,603,463    7,534,260     227,889       101,926      10,653        17,817       3,389         --
Transfers between funds         (1,977,966)   2,862,850     665,485       103,648    (362,663)      (43,127)    373,611         --
Redemptions                     (1,757,376)  (2,004,518)    (59,059)       (8,121)    (64,444)      (71,928)    (26,907)        --
Annuity benefits                        --           --          --            --        (554)       (2,148)         --         --
Annual contract maintenance
  charges (note 2)                 (28,080)     (21,457)       (813)         (188)       (592)         (803)       (214)        --
Contingent deferred sales
  charges (note 2)                 (31,581)     (31,026)     (2,060)         (192)       (708)         (900)       (233)        --
Adjustments to maintain
  reserves                            (639)         470         872           300         551          (734)        446         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
Net equity transactions         (1,192,179)   8,340,579     832,314       197,373    (417,757)     (101,823)    350,092         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (6,616,732)   3,245,699     995,176       237,765    (415,263)     (102,731)    351,380         --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           22,278,531   19,032,832     419,751       181,986     415,263       517,994          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                       $15,661,799   22,278,531   1,414,927       419,751          --       415,263     351,380         --
                                ==========   ==========   =========     =========   =========    =========    =========   ========


CHANGES IN UNITS:

Beginning units                  1,166,203      769,694      35,489        17,392      11,595        14,393          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Units purchased                    200,626      645,613      72,401        28,034         297         7,708      37,035         --
Units redeemed                    (287,850)    (249,104)     (4,227)       (9,937)    (11,892)      (10,506)     (2,313)        --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Ending units                     1,078,979    1,166,203     103,663        35,489          --        11,595      34,722         --
                                ==========   ==========   =========     =========   =========    =========   ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWBDFD                    NWBDIX                    NWGROFD                   NWFUND
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    67,788       81,928          228           --      (19,480)     (36,024)     (42,194)     (40,393)
  Realized gain (loss) on
    investments ..........      (28,261)     (35,825)          12           --     (262,050)     128,254     (561,999)     222,215
  Change in unrealized
    gain (loss) on
    investments ..........       69,172       38,713          (63)          --     (260,542)  (1,487,368)    (295,433)  (2,391,910)
  Reinvested capital gains           --           --           18           --           --      481,189           --    1,961,558
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      108,699       84,816          195           --     (542,072)    (913,949)    (899,626)    (248,530)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      347,762       97,915       12,550           --      319,329      510,229      943,207    1,502,800
  Transfers between funds       805,427      (28,757)         164           --      (61,933)    (364,003)    (559,986)  (1,284,116)
  Redemptions ............     (650,350)    (247,596)        (343)          --      (87,318)    (948,449)    (518,405)  (1,656,526)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (2,118)      (1,424)          --           --       (3,624)      (4,325)     (13,810)     (13,950)
  Contingent deferred
    sales charges (note 2)      (13,821)      (1,809)         (10)          --         (569)      (2,187)      (4,248)     (12,270)
  Adjustments to maintain
    reserves .............         (272)        (652)          (3)          --          (88)      (1,306)        (239)      (2,162)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      486,628     (182,323)      12,358           --      165,797     (810,041)    (153,481)  (1,466,224)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      595,327      (97,507)      12,553           --     (376,275)  (1,723,990)  (1,053,107)  (1,714,754)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,475,816    1,573,323           --           --    1,825,984    3,549,974    6,841,529    8,556,283
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 2,071,143    1,475,816       12,553           --    1,449,709    1,825,984    5,788,422    6,841,529
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========


CHANGES IN UNITS:
  Beginning units ........       33,869       37,551           --           --       26,856       26,861       67,460       69,246
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       47,901        9,599        1,158           --       12,809        6,996       16,259       19,841
  Units redeemed .........      (12,695)     (13,281)         (30)          --       (3,094)      (7,001)      (5,656)     (21,627)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       69,075       33,869        1,128           --       36,571       26,856       78,063       67,460
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWVALOP                   NWUSGVT                   NWIDAGG                   NWIDCON
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $       (4)          --       56,892       19,774           13           --            3           --
  Realized gain (loss) on
    investments ..........           --           --       25,204      (12,168)          --           --           34           --
  Change in unrealized
    gain (loss) on
    investments ..........          105           --      (60,146)      39,127           30           --           --           --
  Reinvested capital gains           25           --       49,723           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........          126           --       71,673       46,733           43           --           37           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,205           --    1,206,018      108,712       11,036           --          160           --
  Transfers between funds         1,042           --      919,944      (64,315)          --           --           --           --
  Redemptions ............           --           --     (198,121)     (32,911)          --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --       (1,361)        (510)          --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --         (519)        (718)          --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --        3,575          (78)          (1)          --           (1)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....        3,244           --    1,929,536       10,180       11,035           --          159           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........        3,370           --    2,001,209       56,913       11,078           --          196           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      496,638      439,725           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $    3,370           --    2,497,847      496,638       11,078           --          196           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       39,451       38,137           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........          313           --      171,519       39,041        1,341           --           19           --
  Units redeemed .........           --           --      (13,473)     (37,727)          --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........          313           --      197,497       39,451        1,341           --           19           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWIDMOD                  NWIDMODAG                 NWIDMODC                  NWINTLIX
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..    $   1,140           --           (1)          --           10           --           (3)          --
  Realized gain (loss) on
    investments ..........           (8)          --          (96)          --           --           --           (1)          --
  Change in unrealized
    gain (loss) on
    investments ..........       (1,779)          --           18           --           (6)          --         (140)          --
  Reinvested capital gains           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (647)          --          (79)          --            4           --         (144)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      100,752           --        1,761           --        1,360           --        2,032           --
  Transfers between funds        87,040           --           --           --           --           --           --           --
  Redemptions ............           --           --           --           --           --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --           --           --           --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --           --           --           --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --           (3)          --           (1)          --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....      187,789           --        1,758           --        1,359           --        2,032           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      187,142           --        1,679           --        1,363           --        1,888           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........    $ 187,142           --        1,679           --        1,363           --        1,888           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       20,377           --          195           --          141           --          257           --
  Units redeemed .........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       20,377           --          195           --          141           --          257           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PRLGCPGRO                 PRLGCPVAL                 NWMDCPMKT                  NWMYMKT
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    (1,969)      (1,618)        (876)         158          (23)          --      318,517      578,198
  Realized gain (loss) on
    investments ..........      (84,369)       3,751        3,641        6,909         (111)          --           --           --
  Change in unrealized
    gain (loss) on
    investments ..........       39,272      (55,813)     (51,304)       7,570          319           --           --           --
  Reinvested capital gains           --        6,593       22,381           --           62           --           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      (47,066)     (47,087)     (26,158)      14,637          247           --      318,517      578,198

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       43,136      101,405       99,512       20,559       15,865           --    2,404,184    5,342,140
  Transfers between funds         7,424       95,141      402,485       95,950           --           --    2,800,458   (2,712,235)
  Redemptions ............      (63,801)      (9,498)     (17,527)        (997)        (170)          --   (4,282,401)  (3,187,810)
  Annuity benefits .......           --           --           --           --           --           --         (250)        (247)
  Annual contract
    maintenance charges
    (note 2) .............         (173)         (76)        (259)         (31)          --           --      (17,021)     (12,461)
  Contingent deferred
    sales charges (note 2)       (1,662)        (452)        (187)          (7)         (11)          --      (51,871)     (56,999)
  Adjustments to maintain
    reserves .............           81           76          187           77           (3)          --          (68)         477
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (14,995)     186,596      484,211      115,551       15,681           --      853,031     (627,135)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (62,061)     139,509      458,053      130,188       15,928           --    1,171,548      (48,937)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      159,230       19,721      131,235        1,047           --           --   14,250,648   14,299,585
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $    97,169      159,230      589,288      131,235       15,928           --   15,422,196   14,250,648
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       15,960        1,471       11,972          109           --           --      619,703      649,535
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........        9,691       16,654       46,310       20,132        1,696           --       58,377    1,305,444
  Units redeemed .........      (12,229)      (2,165)      (1,511)      (8,269)         (18)          --      (18,156)  (1,335,276)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       13,422       15,960       56,771       11,972        1,678           --      659,924      619,703
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWMYMKS                    PRBAL                     PRINT                   NWINDXFD
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    68,269       23,178          464           44         (652)        (499)      (9,036)      (4,207)
  Realized gain (loss) on
    investments ..........           --           --       (1,702)         138      (19,517)      (3,910)     (67,105)       4,182
  Change in unrealized
    gain (loss) on
    investments ..........           --           --          271         (367)       1,871       (5,276)    (207,071)    (188,241)
  Reinvested capital gains           --           --           --           49           --        2,962           --       28,154
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       68,269       23,178         (967)        (136)     (18,298)      (6,723)    (283,212)    (160,112)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............    4,266,638    2,142,078       29,163        4,737       15,200        5,026      778,044    1,813,925
  Transfers between funds      (800,796)    (341,380)     (31,195)          --      (58,233)      12,573      266,115       38,951
  Redemptions ............     (505,779)     (36,361)      (1,123)      (4,041)      (1,732)          --     (177,358)     (23,246)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --          (55)         (18)         (31)         (32)      (1,069)        (303)
  Contingent deferred
    sales charges (note 2)       (1,882)          --           (4)        (214)        (115)          --       (5,116)        (368)
  Adjustments to maintain
    reserves .............          (68)          69           12            4           25           53        3,234          432
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....    2,958,113    1,764,406       (3,202)         468      (44,886)      17,620      863,850    1,829,391
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........    3,026,382    1,787,584       (4,169)         332      (63,184)      10,897      580,638    1,669,279
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,787,584           --        4,169        3,837       63,184       52,287    1,880,226      210,947
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 4,813,966    1,787,584           --        4,169           --       63,184    2,460,864    1,880,226
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      173,280           --          396          355        5,890        4,361      200,543       17,851
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........      349,067      176,172        3,660          432        2,000       10,876      113,322      187,309
  Units redeemed .........      (66,293)      (2,892)      (4,056)        (391)      (7,890)      (9,347)     (14,368)      (4,617)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      456,054      173,280           --          396           --        5,890      299,497      200,543
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NSATBAL                   PRSMCP                   NWSMCPIX                  NBEFGUARD
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $      257           --       (5,206)      (3,476)          (2)          --      (27,702)     (44,023)
  Realized gain (loss) on
    investments ..........           58           --       (5,917)      14,301           (7)          --     (856,009)    (977,860)
  Change in unrealized
    gain (loss) on
    investments ..........        2,937           --        3,047      (25,820)         269           --      699,319     (160,937)
  Reinvested capital gains           --           --           --       24,037           --           --           --      984,304
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........        3,252           --       (8,076)       9,042          260           --     (184,392)    (198,516)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,075           --       87,742      102,808        6,458           --      328,552      934,359
  Transfers between funds        76,334           --      128,789       91,254        1,426           --     (239,467)  (1,304,938)
  Redemptions ............         (610)          --      (29,620)      (4,068)         (86)          --     (594,435)    (673,682)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           (3)          --         (427)         (76)          --           --       (5,380)      (5,130)
  Contingent deferred
    sales charges (note 2)           --           --         (387)          (9)          (6)          --       (7,673)     (11,974)
  Adjustments to maintain
    reserves .............           (1)          --          254          260           (5)          --         (153)       6,310
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       77,795           --      186,351      190,169        7,787           --     (518,556)  (1,055,055)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........       81,047           --      178,275      199,211        8,047           --     (702,948)  (1,253,571)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      297,875       98,664           --           --    5,737,780    6,991,351
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $   81,047           --      476,150      297,875        8,047           --    5,034,832    5,737,780
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       23,850        8,136           --           --      321,714      379,737
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........        8,428           --       17,942       24,056          855           --       19,698       64,761
  Units redeemed .........          (65)          --       (1,927)      (8,342)          (9)          --      (49,995)    (122,784)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........        8,363           --       39,865       23,850          846           --      291,417      321,714
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    NBEFPART                   NBETGEN                  NBETGUARD                 NBETPART
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001          2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $   (59,655)     (45,474)     (38,031)     (13,078)        (304)          46         (850)         168
  Realized gain (loss) on
    investments ..........     (156,580)    (557,859)     159,503       42,179      (10,909)        (289)      (4,866)         (45)
  Change in unrealized
    gain (loss) on
    investments ..........     (176,573)     (24,874)      91,860      182,098        5,159       (9,680)       1,211       (1,904)
  Reinvested capital gains      109,789      528,758      120,736       56,500           --        8,967        3,224        2,342
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........     (283,019)     (99,449)     334,068      267,699       (6,054)        (956)      (1,281)         561
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      487,937      930,559    1,068,187      256,356      203,673       51,488      158,620       28,515
  Transfers between funds        23,335   (1,681,086)   1,766,858      510,006      (15,592)      13,829        4,664       13,829
  Redemptions ............     (577,824)    (777,183)    (325,650)     (90,485)      (4,121)        (593)     (17,958)        (615)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (9,218)      (8,686)      (3,152)        (970)          --           --           --           --
  Contingent deferred
    sales charges (note 2)       (6,167)     (13,286)      (3,400)      (2,868)        (211)          --         (718)          --
  Adjustments to maintain
    reserves .............         (162)         270        2,136        1,560          (23)           7          (10)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (82,099)  (1,549,412)   2,504,979      673,599      183,726       64,731      144,598       41,729
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........     (365,118)  (1,648,861)   2,839,047      941,298      177,672       63,775      143,317       42,290
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    6,608,638    8,257,499    1,618,992      677,694       63,775           --       42,290           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 6,243,520    6,608,638    4,458,039    1,618,992      241,447       63,775      185,607       42,290
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      250,979      311,322      130,512       71,238        6,805           --        4,165           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       24,814       42,491      217,433       95,410       21,532        6,883       16,442        4,253
  Units redeemed .........      (28,044)    (102,834)     (20,310)     (36,136)      (1,746)         (78)      (1,482)         (88)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      247,749      250,979      327,635      130,512       26,591        6,805       19,125        4,165
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                   NBIFLTDMAT                 OPPCAPAPA                  OPPGLOB                  OPSTRINC
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    38,652       47,227       (1,896)          (5)    (182,812)    (189,522)       1,633           --
  Realized gain (loss) on
    investments ..........       (3,177)     (52,974)      (5,950)          --       73,629      569,311          (15)          --
  Change in unrealized
    gain (loss) on
    investments ..........       15,898       40,948      (22,131)        (627)  (2,014,668)  (3,038,304)      (1,795)          --
  Reinvested capital gains           --           --        8,989          531           --    2,853,357           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       51,373       35,201      (20,988)        (101)  (2,123,851)     194,842         (177)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      112,623       60,280      304,491        5,445    2,615,369    3,623,236       23,749           --
  Transfers between funds       416,238     (687,087)      97,602           --      390,996    1,573,701           --           --
  Redemptions ............     (145,696)     (96,412)      (4,838)          --   (1,878,361)  (1,780,366)          --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............         (988)        (659)          --           --      (15,313)     (10,481)          --           --
  Contingent deferred
    sales charges (note 2)       (2,161)      (1,333)        (189)          --      (30,597)     (23,411)          --           --
  Adjustments to maintain
    reserves .............          377        5,288          (16)          (2)      13,421      (22,300)          11           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      380,393     (719,923)     397,050        5,443    1,095,515    3,360,379       23,760           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      431,766     (684,722)     376,062        5,342   (1,028,336)   3,555,221       23,583           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      765,668    1,450,390        5,342           --   15,441,947   11,886,726           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 1,197,434      765,668      381,404        5,342   14,413,611   15,441,947       23,583           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       60,106      119,912          587           --      468,998      315,244           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       33,742        9,939       48,503          587    1,761,875      214,029        2,330           --
  Units redeemed .........       (5,993)     (69,745)        (570)          --     (489,338)     (60,275)          --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       87,855       60,106       48,520          587    1,741,535      468,998        2,330           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PHXBALFD                  PIMTOTRET                 STCOMSTK                  STRMIDCAP
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $   12,037       12,392       12,437           --      (33,926)     (16,330)         (41)          (4)
  Realized gain (loss) on
    investments ..........      (28,973)       9,946        1,338           --     (141,801)      15,730         (562)          --
  Change in unrealized
    gain (loss) on
    investments ..........       11,770     (147,524)      (5,006)          --      106,669     (349,612)         (57)        (171)
  Reinvested capital gains           --      106,451       11,996           --        5,625      313,611            2          190
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       (5,166)     (18,735)      20,765           --      (63,433)     (36,601)        (658)          15
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       72,691      122,071      422,529        3,420      974,333      723,440       13,635        4,083
  Transfers between funds        68,618      (87,741)      24,951           --      378,302      380,272            5           --
  Redemptions ............     (144,289)    (193,162)     (27,440)          --     (163,452)     (65,363)      (2,451)          --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (1,511)      (1,220)          --           --       (1,844)        (456)          --           --
  Contingent deferred
    sales charges (note 2)       (1,960)      (1,416)        (490)          --       (1,903)      (1,326)        (162)          --
  Adjustments to
    maintain reserves ....           28           74          (47)           2        3,941        1,512           (5)           1
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       (6,423)    (161,394)     419,503        3,422    1,189,377    1,038,079       11,022        4,084
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (11,589)    (180,129)     440,268        3,422    1,125,944    1,001,478       10,364        4,099
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      881,067    1,061,196        3,422           --    2,005,352    1,003,874        4,099           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $  869,478      881,067      443,690        3,422    3,131,296    2,005,352       14,463        4,099
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........       49,219       58,294          328           --      150,483       69,558          530           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       44,195        8,978       41,430          328      126,603      104,411        2,545          530
  Units redeemed .........      (45,127)     (18,053)      (2,263)          --      (12,321)     (23,486)        (336)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       48,287       49,219       39,495          328      264,765      150,483        2,739          530
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                         STRGINC                         STLCAP                         TEMFORFD
                               --------------------------      --------------------------      --------------------------
                                  2001            2000            2001            2000            2001            2000
                               ----------      ----------      ----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ..     $      (91)             --         (51,038)        (78,810)         67,651          57,104
  Realized gain (loss) on
    investments ..........             (5)             --        (151,721)        437,689        (455,179)         32,364
  Change in unrealized
    gain (loss) on
    investments ..........         (1,348)             --      (1,598,680)     (2,118,374)          7,911        (468,696)
  Reinvested capital gains             --              --              --         805,986              --         113,663
                               ----------      ----------      ----------      ----------      ----------      ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (1,444)             --      (1,801,439)       (953,509)       (379,617)       (265,565)
                               ----------      ----------      ----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............         20,818              --         487,841       1,270,016         716,554         988,049
  Transfers between funds              --              --        (331,530)      1,282,656        (317,787)       (456,626)
  Redemptions ............           (132)             --        (433,724)     (1,003,346)       (422,386)       (521,464)
  Annuity benefits .......             --              --              --              --              --              --
  Annual contract
    maintenance charges
    (note 2) .............             --              --          (5,715)         (4,519)         (5,697)         (4,695)
  Contingent deferred
    sales charges (note 2)             --              --          (7,127)        (22,648)         (9,262)         (9,360)
  Adjustments to maintain
    reserves .............             (2)             --            (203)            573            (130)            117
                               ----------      ----------      ----------      ----------      ----------      ----------
      Net equity
        transactions .....         20,684              --        (290,458)      1,522,732         (38,708)         (3,979)
                               ----------      ----------      ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........         19,240              --      (2,091,897)        569,223        (418,325)       (269,544)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....             --              --       5,458,905       4,889,682       5,595,312       5,864,856
                               ----------      ----------      ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........     $   19,240              --       3,367,008       5,458,905       5,176,987       5,595,312
                               ==========      ==========      ==========      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units ........             --              --         151,239         115,792         338,697         334,228
                               ----------      ----------      ----------      ----------      ----------      ----------
  Units purchased ........          2,811              --          20,547          73,720          27,202         247,403
  Units redeemed .........            (18)             --         (32,231)        (38,273)         (9,165)       (242,934)
                               ----------      ----------      ----------      ----------      ----------      ----------
  Ending units ...........          2,793              --         139,555         151,239         356,734         338,697
                               ==========      ==========      ==========      ==========      ==========      ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                    (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                    (ACIntGrA)
               American Century International Growth Fund - Investor Class
                    (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                    (ACSTGvtI)
               American Century Ultra Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro) Credit Suisse Global Fixed-Income Fund - Common Shares
                    (CSWPGlFixI)
               Delaware Delchester Fund Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               The  Dreyfus Premier Third Century Fund, Inc. - Class Z
                    (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc) (formerly Class Y) Federated Equity Income Fund - Class F Shares (FedEqInF) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                    (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                    Class F Shares (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
               Fidelity(R) Advisor Balanced Fund - Class T (FABal)
               Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc) Fidelity(R) Advisor Growth Opportunities Fund -
                    Class A (FAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld) Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

               Fidelity(R) Asset Manager(TM)(FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
                    (not available for additional purchase payments or exchanges after May 1, 1991)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R)Fund (FidMgln)
               Fidelity(R) Puritan(R)Fund (FidPurtn)
               Fidelity(R) Variable Insurance Products Fund - High Income
                    Portfolio: Initial Class (FidVIPHI)
                    (not available for additional purchase payments or exchanges after December 1, 1993)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                    (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
               Franklin Value Investors Trust - Franklin Balance Sheet
                    Investment Fund - Class A (FrBSInv)
               Invesco Dynamics Fund - Investor Class (InvDynam)
               Invesco Small Company Growth Fund - Investor Class (InvSmCoGr) Invesco Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Global Governments Fund - Class A (MFSWGvt)*
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Fund - Class D (NWBdFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Bond Index Fund - Class A (NWBdIx) (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Family of Funds Gartmore Growth Fund - Class D
                    (NWGroFd)
                    (formerly Nationwide Growth Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Total Return Fund -
                    Class D (NWFund)
                    (formerly Nationwide Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Value Opportunities Fund -
                    Class A (NWValOp)
               Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
                    (formerly Nationwide(R) Intermediate U.S. Government Bond
                         Fund - Class D)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Investor Destinations Aggressive Fund - Service
                    Class (NWIDAgg)
               Nationwide(R) Investor Destinations Conservative Fund - Service
                    Class (NWIDCon)
               Nationwide(R) Investor Destinations Moderate Fund - Service Class
                    (NWIDMod)
               Nationwide(R) Investor Destinations Moderately Aggressive Fund -
                    Service Class (NWIDModAg)
               Nationwide(R) Investor Destinations Moderately Conservative
                    Fund - Service Class (NWIDModC)
               Nationwide(R) International Index Fund - Class A (NWIntIx)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
                    (formerly Prestige Large Cap Growth Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
                    (formerly Prestige Large Cap Value Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)

               Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A
                    (PrBal)*
               Nationwide(R) Mutual Funds - Prestige International Fund -
                    Class A (PrInt)*
               Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
                    (NSATBal)
               Nationwide(R) Small Cap Fund - Class A (PrSmCp)
                    (formerly Prestige Small Cap Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
                    (managed for a fee by an affiliated investment advisor)
               Neuberger Berman Equity Funds(R)- Guardian Fund - Investor Class
                    Shares (NBEFGuard)
               Neuberger Berman Equity Funds(R)- Partners Fund - Investor Class
                    Shares (NBEFPart)
               Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class
                    Shares (NBETGen)
                    (available only for contract established prior to March 6,
                        1998)
               Neuberger Berman Equity Trust(R)- Guardian Fund - Trust Class
                    Shares (NBETGuard)
               Neuberger Berman Equity Trust(R)- Partners Fund - Trust Class
                    Shares (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                    Shares (NBIFLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund A (OpStrInc)
               Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth & Income Fund (StrGInc)
               Strong Large Cap Growth Fund (StrLCap)
                    (formerly Strong Total Return Fund)
               Templeton Foreign Fund - Class A (TemForFd)

               *At December 31, 2001, contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                              NATIONWIDE VARIABLE ACCOUNT RIDERS                                      SOLOIST          SUCCESSOR
                                                                                                      -------          ---------
MORTALITY AND EXPENSE RISK - BASIC                                                                      1.30%             0.95%
REDUCED PURCHASE PAYMENT OPTION:                                                                          --              0.25%
      Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts

DEATH BENEFIT OPTIONS:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                           --              0.15%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)          --              0.20%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders,
      (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
            interest anniversary value
   One-Year Step Up (for contracts issued prior to 1-2-01)                                                --              0.10%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   5% Enhanced (for contracts issued prior to 1-2-01)                                                     --              0.05%
      If death before annuitization, benefit will be greater of
      (i) contract value or
      (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
   Option 1                                                                                               --              0.45%
   Option 2                                                                                               --              0.30%
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances

BENEFICIARY PROTECTOR OPTION:                                                                             --              0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract


MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                       1.30%             2.50%

*    When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:

                            TOTAL            ACGROI        ACINCGROA      ACINCGROI        ACINTGRA
                            -----            ------        ---------      ---------        --------
   0.95% ...........      $  119,350          1,441          3,019             --            732
   1.00% ...........           2,225             11            138             --             --
   1.05% ...........          11,551            506            955             --             62
   1.10% ...........          20,034             59            361             --             75
   1.15% ...........           1,252             --             --             --             --
   1.20% ...........          74,019            844          1,847             --            353
   1.25% ...........          26,095            122          1,656             --            172
   1.30% ...........       3,995,600        156,870            127        117,307             --
   1.35% ...........           4,245             85            144             --             --
   1.40% ...........           4,337            570            578             --             37
   1.45% ...........           7,664             99            230             --             73
   1.50% ...........           1,281             12            134             --             25
   1.55% ...........             828             17            100             --             --
   1.60% ...........             375              7              1             --             --
   1.65% ...........             423             14             --             --             --
   1.70% ...........              80             --             --             --             --
   1.80% ...........              67             --             --             --             --
   1.90% ...........              22             --             --             --             --
                          ----------        -------          -----        -------          -----
Total ..............      $4,269,448        160,657          9,290        117,307          1,529
                          ==========        =======          =====        =======          =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                          ACINTLGRI         ACSTGVTI       ACULTRAI       CSWPEMGRO        CSWPGIFIXI
                          ---------         --------       --------       ---------        ----------
   0.95% ...........      $    --             2,412          9,926             --               --
   1.00% ...........           --                22             58             --               --
   1.05% ...........           --                --            532             --               --
   1.10% ...........           --                11            868             --               --
   1.15% ...........           --               219             --             --               --
   1.20% ...........           --               214          4,451             --               --
   1.25% ...........           --                --          2,157             --               --
   1.30% ...........       32,218            21,759        291,850         59,678            2,610
   1.35% ...........           --                36            248             --               --
   1.40% ...........           --                --             35             --               --
   1.45% ...........           --                61            618             --               --
   1.50% ...........           --                11             85             --               --
   1.55% ...........           --                --             14             --               --
   1.60% ...........           --                --             16             --               --
   1.65% ...........           --                --              1             --               --
   1.80% ...........           --                --              7             --               --
                          -------           -------        -------        -------          -------
Total ..............      $32,218            24,745        310,866         59,678            2,610
                          =======           =======        =======        =======          =======


                          DEHYBD            DRYABDS        DRYAPP         DRYBAL           DRYELEAD
   0.95% ..........       $   --              6,411         1,438            108
   1.00% ..........           --                 --            78            488               --
   1.05% ..........           --                 --            12            465               --
   1.10% ..........           --                 --           274            602               --
   1.20% ..........           --                 --         1,141          1,277              718
   1.25% ..........           --                 --           827             69               43
   1.30% ..........        6,478             32,139        30,499         12,780               --
   1.35% ..........           --                 --           176             26               --
   1.40% ..........           --                 --            15          1,050               --
   1.45% ..........           --                 --           129             65               --
   1.50% ..........           --                 --            10             26               --
   1.55% ..........           --                 --             1             83               --
   1.65% ..........           --                 --            69             --               --
                          ------             ------        ------         ------           ------
Total .............       $6,478             32,139        39,642         18,369              869
                          ======             ======        ======         ======           ======

                                 DRY3DCEN          DRY500IX          EVINC          FEDEQINF       FEDHIYLD
                                 --------          --------          -----          --------       --------
   0.95% ..........              $ 2,652               --               --               --              423
   1.00% ..........                   --               --               --               --               17
   1.05% ..........                   --               --               --               --              215
   1.10% ..........                    7               --               --               --              194
   1.20% ..........                  590               --               --              207              210
   1.25% ..........                  514               --               --               57              157
   1.30% ..........               22,226          283,485           11,543               --            6,923
   1.35% ..........                   --               --               --                4                1
   1.45% ..........                  153               --               --               --               15

Continued                      DRY3DCEN         DRY500IX          EVINC           FEDEQINF        FEDHIYLD
---------                      --------         --------          -----           --------        --------
   1.50% ..........                 --               --               --                1               --
   1.60% ..........                 --               --               --               --                1
   1.70% ..........                  1               --               --               --                1
                               -------          -------          -------          -------          -------
Total .............            $26,143          283,485           11,543              269            8,157
                               =======          =======          =======          =======          =======


                              FEDINTINC       FEDBDFD         FABALA          FABAL           FAEGROA
                              ---------       -------         ------          -----           -------
   0.95% ...........          $  397           1,439           1,762              --             977
   1.00% ...........              22              --              --              --              --
   1.05% ...........              --             572              44              --              --
   1.10% ...........              --             279           2,130              --              46
   1.15% ...........              --              --             159              --              --
   1.20% ...........              --             976             582              --             142
   1.25% ...........              --             206             194              --               3
   1.30% ...........              --          19,443              --          16,149              --
   1.35% ...........              --              15             252              --               2
   1.40% ...........              --              31               6              --              --
   1.45% ...........              --              57             110              --              18
   1.50% ...........              --              --               3              --              --
   1.55% ...........              --              16              --              --              --
   1.60% ...........              --              --               2              --              --
   1.80% ...........              --              11              --              --              --
   1.90% ...........              --               4              --              --              --
                              ------          ------          ------          ------          ------
Total                         $  419          23,049           5,244          16,149           1,188
                              ======          ======          ======          ======          ======

                             FAEQINCA         FAEQINC        FAGROPPA        FAGROPP         FAHIYLD
                             --------         -------        --------        -------         -------
   0.95% ...........          $3,569              --             802              --             403
   1.00% ...........              63              --              --              --               5
   1.05% ...........             302              --              --              --              36
   1.10% ...........             379              --             277              --              52
   1.20% ...........           1,387              --             756              --             355
   1.25% ...........           1,215              --              16              --             129
   1.30% ...........              51          29,696              --          75,522          31,565
   1.35% ...........              25              --              18              --              --
   1.40% ...........              21              --              --              --              --
   1.45% ...........             141              --             133              --              43
   1.50% ...........              18              --              --              --              --
   1.65% ...........              67              --              --              --              --
   1.70% ...........              --              --              --              --               4
   1.80% ...........              --              --               7              --              11
                              ------          ------          ------          ------          ------
Total ..............          $7,238          29,696           2,009          75,522          32,603
                              ======          ======          ======          ======          ======


                          FAOVA          FIDASMGR          FIDCAPINC      FIDEQINC         FIDMGLN
                          -----          --------          ---------      --------         -------
   0.95%                 $    84               --               --               --               --
   1.20%                      20               --               --               --               --
   1.30%                      --           71,048            9,352          157,714          438,675
                         -------          -------          -------          -------          -------
Total                    $   104           71,048            9,352          157,714          438,675
                         =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                           FIDPURTN             FIDVIPHI      FRANMUTSER         FRSMCAPGR          FRBSINV
                           --------             --------      ----------         ---------          -------
   0.95% ...........$            --                --             2,522             2,808               282
   1.00% ...........             --                --               125                22                --
   1.05% ...........             --                --                76               578                --
   1.10% ...........             --                --               364               175                15
   1.20% ...........             --                --             1,208             1,615               162
   1.25% ...........             --                --               502               873               278
   1.30% ...........        171,307             1,011            17,581               198                --
   1.35% ...........             --                --               109                40                69
   1.40% ...........             --                --                 3                37                --
   1.45% ...........             --                --                28               156                47
   1.50% ...........             --                --                14                --                 2
   1.55% ...........             --                --                99                14                --
   1.60% ...........             --                --                 7                --                 3
   1.65% ...........             --                --                 6                --                --
   1.70% ...........             --                --                --                 1                --
   1.90% ...........             --                --                 4                --                --
                           --------          --------          --------          --------          --------
Total ..............       $171,307             1,011            22,648             6,517               858
                           ========          ========          ========          ========          ========

                              INVDYNAM         INVSMCOGR          INVTOTRET           JANBAL           JANINTL
                              --------         ---------          ---------           ------           -------
   0.95% ...........          $  5,725             1,018               169               853                --
   1.00% ...........               121                 2                --                30                --
   1.05% ...........               569               278                30                --                59
   1.10% ...........               804                64               153               444                --
   1.15% ...........                26                --                --                --                --
   1.20% ...........             4,294             1,170             1,293               102                --
   1.25% ...........             1,258                71               341               104                17
   1.30% ...........           104,639               110                 8                22                50
   1.35% ...........               175                57                43                 7                --
   1.40% ...........               554               523                38                --                --
   1.45% ...........               513                40               207                80                 3
   1.50% ...........               130                29                --                11                --
   1.55% ...........                44                26                23                --                --
   1.60% ...........               117                12                --                --                --
   1.65% ...........                46                 9                --                --                --
   1.70% ...........                 5                --                --                --                --
   1.80% ...........                 6                --                --                --                --
                              --------          --------          --------          --------          --------
Total ..............          $119,026             3,409             2,305             1,653               129
                              ========          ========          ========          ========          ========


                         JANWORLD         JANFUND         JAN20FD        JANWRLDWDE        LAZSMCAP
                         --------         -------         -------        ----------        --------
   0.95% ...........      $1,843           5,416          12,051           5,212             611
   1.00% ...........         115             184              22              63              --
   1.05% ...........         681             752           1,235             174              --
   1.10% ...........         775           1,085           1,381              40              48
   1.15% ...........         150              --              25              --              --
   1.20% ...........       2,238           4,286           7,110             240             209
   1.25% ...........       1,492           3,012           2,615           1,295               5

Continued                  JANWORLD        JANFUND          JAN20FD        JANWRLDWDE         LAZSMCAP
---------                  --------        -------          -------        ----------         --------
   1.30% ...........           57          209,564          431,858          230,705            9,706
   1.35% ...........          193              351              338               --               18
   1.40% ...........          586               64               51               --               --
   1.45% ...........          650              496              761              124                3
   1.50% ...........           67               64              194               42               --
   1.55% ...........            3               17                6               --               58
   1.60% ...........            7                3               18                3               --
   1.65% ...........           50               78               --               --               --
   1.70% ...........           --                3                7               --               --
   1.80% ...........            3                6                6               --               --
   1.90% ...........           --               --               --               --                5
                          -------          -------          -------          -------          -------
     Total .........      $ 8,910          225,381          457,678          237,898           10,663
                          =======          =======          =======          =======          =======

                              MFSWGVT        MFSSTRATINCA     NWBDFD          NWBDIX         NWGROFD
                              -------        ------------     ------          ------         -------
   0.95% ...........          $   --              --             488               6             235
   1.00% ...........              --              --              75              --              20
   1.05% ...........              --              --             489              41              --
   1.10% ...........              --              --             132               5              --
   1.20% ...........              --              --             224               2             442
   1.25% ...........              --              --             233               9              21
   1.30% ...........           3,166           1,858          17,766              --          18,709
   1.35% ...........              --              --              48              --               1
   1.40% ...........              --              --              --              --               3
   1.45% ...........              --              --              57              --              49
   1.55% ...........              --              --              56              --              --
   1.70% ...........              --              --               1              --              --
                              ------          ------          ------          ------          ------
     Total .........          $3,166           1,858          19,569              63          19,480
                              ======          ======          ======          ======          ======


                           NWFUND            NWVALOP        NWUSGVT          NWIDAGG          NWIDCON
                           ------            -------        -------          -------          -------
   0.95% ...........      $   740               --            3,687               --               --
   1.00% ...........           84               --                1               --               --
   1.05% ...........           --               --               23               --               --
   1.10% ...........          112               --            1,401               --               --
   1.20% ...........          279               --              774                4               --
   1.25% ...........           85               --               --               --               --
   1.30% ...........       78,335               --           11,762               --               --
   1.35% ...........           16               --               26               --                1
   1.40% ...........           16               --                2                2                3
   1.45% ...........           61               12               18               --               --
   1.50% ...........           --                1               --               --               --
   1.55% ...........           57               --               37               --               --
   1.60% ...........           --               --                9               --               --
   1.70% ...........           --               --               10               --               --
   1.80% ...........            3               --               --               --               --
   1.90% ...........           --               --                4               --               --
                          -------          -------          -------          -------          -------
     Total .........      $79,788               13           17,754                6                4
                          =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             NWIDMOD         NWIDMODAG    NWIDMODC       NWINTLIX      PRLGCPGRO
                             -------         ---------    --------       --------      ---------
   0.95% ...........          $ 783             --             --             --             32
   1.20% ...........             62             --             --              4             51
   1.25% ...........             --             --             --             --             50
   1.30% ...........             --             --             --             --          1,828
   1.35% ...........             --              2             --             --              8
   1.40% ...........              1              2             --             --             --
   1.45% ...........              4              7             --              4             --
   1.50% ...........             --             --              4             --             --
                            -------        -------        -------        -------        -------
     Total .........          $ 850             11              4              8          1,969
                            =======        =======        =======        =======        =======


                            PRLGCPVAL        NWMDCPMKT        NWMYMKT          NWMYMKS           PRBAL
                            ---------        ---------        -------          -------           -----
   0.95% ...........        $   349               44               --           15,634               --
   1.00% ...........             --               --               --               20               --
   1.05% ...........             --               --               --              462               --
   1.10% ...........             --               --               --            1,238               --
   1.15% ...........             --               --               --              673               --
   1.20% ...........            393               30               --           17,018               52
   1.25% ...........             33               --               --              308               --
   1.30% ...........          3,859               --          205,437            2,167              212
   1.35% ...........             --               --               --              745               --
   1.45% ...........             16                8               --              574               --
   1.50% ...........              6               --               --              147               --
   1.55% ...........             --               --               --               43               --
   1.70% ...........             --               --               --               47               --
                            -------          -------          -------          -------          -------
     Total .........        $ 4,656               82          205,437           39,076              264
                            =======          =======          =======          =======          =======


                             PRINT         NWINDXFD         NSATBAL         PRSMCP          NWSMCPIX
                             -----         --------         -------         ------          --------
   0.95% ...........        $   --           7,926              --              66               4
   1.00% ...........            --             149              --              --              --
   1.05% ...........            --             644              --              --              --
   1.10% ...........            --             586              --              23              --
   1.20% ...........            55           2,512              16              78               8
   1.25% ...........            --           2,248              --              12              --
   1.30% ...........           562           8,956             163           5,016              --
   1.35% ...........            --             474              --              --              --
   1.40% ...........            --               7              --              --              --
   1.45% ...........            35             272              --              11              18
   1.50% ...........            --             148              --              --               1
   1.55% ...........            --              34              --              --              --
   1.60% ...........            --              27              --              --              --
   1.65% ...........            --              16              --              --              --
   1.80% ...........            --               7              --              --              --
                            ------          ------          ------          ------          ------
     Total .........        $  652          24,006             179           5,206              31
                            ======          ======          ======          ======          ======

                             NBEFGUARD        NBEFPART         NBETGEN         NBETGUARD         NBETPART
                             ---------        --------         -------         ---------         --------
   0.95% ...........         $    --               --            1,748              298              466
   1.00% ...........              --               --              106               --               --
   1.10% ...........              --               --              326              416               --
   1.20% ...........              --               --            1,689              574              477
   1.25% ...........              --               --               51               --              193
   1.30% ...........          71,545           82,769           33,802               --               --
   1.35% ...........              --               --               58              122                9
   1.40% ...........              --               --                8                2               --
   1.45% ...........              --               --              180               41               39
   1.50% ...........              --               --                4                2               --
   1.55% ...........              --               --               10               16               --
   1.60% ...........              --               --                7               --               --
   1.65% ...........              --               --               42               --               --
                             -------          -------          -------          -------          -------
     Total .........         $71,545           82,769           38,031            1,471            1,184
                             =======          =======          =======          =======          =======


                           NBIFLTDMAT       OPPCAPAPA         OPPGLOB          OPSTRINC         PHXBALFD
                           ----------       ---------         -------          --------         --------
   0.95% ...........        $    --              996            5,471               --               --
   1.00% ...........             --               19              109               --               --
   1.05% ...........             --               78            1,220               --               --
   1.10% ...........             --               56            1,334               --               --
   1.20% ...........             --              250            4,612               --               --
   1.25% ...........             --              273            1,128              241               --
   1.30% ...........         11,343               25          167,981               --           11,655
   1.35% ...........             --               --               62               --               --
   1.40% ...........             --               --               88               --               --
   1.45% ...........             --              179              554                8               --
   1.50% ...........             --               18               54               --               --
   1.55% ...........             --               --               54               --               --
   1.60% ...........             --                2              132               --               --
   1.65% ...........             --               --                8               --               --
   1.90% ...........             --               --                5               --               --
                            -------          -------          -------          -------          -------
     Total .........        $11,343            1,896          182,812              249           11,655
                            =======          =======          =======          =======          =======


                               PIMTOTRET       STCOMSTK        STRMIDCAP        STRGINC        STLCAP
                               ---------       --------        ---------        -------        ------
   0.95% ...........            $   65           2,628              --              55              --
   1.00% ...........                --              42              --              --              --
   1.05% ...........                --             220              --              --              --
   1.10% ...........             2,522             831              19              --              --
   1.20% ...........               217           1,647               8               9              --
   1.25% ...........                17           1,784               5              --              --
   1.30% ...........               880          26,382              --              --          51,082
   1.35% ...........                --              28              --              --              --
   1.40% ...........                --               4              --              --              --
   1.45% ...........                43             329               9              27              --
   1.50% ...........                 5              13              --              --              --
   1.60% ...........                --               1              --              --              --
   1.65% ...........                --              17              --              --              --
                                ------          ------          ------          ------          ------
     Total .........            $3,749          33,926              41              91          51,082
                                ======          ======          ======          ======          ======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             TEMFORFD
                             --------
0.95% ..............         $ 1,124
1.00% ..............              14
1.05% ..............             241
1.10% ..............              71
1.20% ..............           2,535
1.25% ..............               4
1.30% ..............          63,817
1.35% ..............             213
1.45% ..............              56
                             -------
Total ..............         $68,075
                             =======

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Growth Fund - Investor Class

      2001 ..................................       0.95%          24,480      $ 6.449502     $      157,884      -19.45%
                                                    1.00%             313        6.444078              2,017      -19.49%
                                                    1.05%           7,363        6.438630             47,408      -19.53%
                                                    1.10%           1,333        6.433204              8,575      -19.57%
                                                    1.20%          11,516        6.422342             73,960      -19.65%
                                                    1.25%           2,684        6.416919             17,223      -19.69%
                                                    1.30%         138,600       79.512370         11,020,414      -19.73%
                                                    1.35%             979        6.406085              6,272      -19.77%
                                                    1.40%           5,928        6.400657             37,943      -19.81%
                                                    1.45%           1,068        6.395245              6,830      -19.86%
                                                    1.50%              87        6.389818                556      -19.90%
                                                    1.55%             538        6.384404              3,435      -19.94%
                                                    1.65%             181        6.373586              1,154      -20.02%
                                                    1.70%               8        6.368173                 51      -20.06%
      2000 ..................................       0.95%          18,894        8.006373            151,272      -19.94% 05/01/00
                                                    1.00%             353        8.003702              2,825      -19.96% 05/01/00
                                                    1.05%           5,065        8.001020             40,525      -19.99% 05/01/00
                                                    1.20%           4,759        7.992996             38,039      -20.07% 05/01/00
                                                    1.25%           1,271        7.990318             10,156      -20.10% 05/01/00
                                                    1.30%         148,234       99.058910         14,683,898      -15.81%
                                                    1.35%             492        7.984965              3,929      -20.15% 05/01/00
                                                    1.40%           5,942        7.982278             47,431      -20.18% 05/01/00
                                                    1.45%           1,018        7.979607              8,123      -20.20% 05/01/00
                                                    1.60%             102        7.971560                813      -20.28% 05/01/00
                                                    1.65%              36        7.968889                287      -20.31% 05/01/00
      1999 ..................................       1.30%         153,919      117.667874         18,111,321       32.93%
      1998 ..................................       1.30%         150,519       88.518097         13,323,655       34.99%
      1997 ..................................       1.30%         158,492       65.572069         10,392,648       27.60%

American Century Income & Growth Fund -
 Advisor Class

      2001 ..................................       0.95%          65,887        8.090015            533,027       -9.51%
                                                    1.00%           2,130        8.083213             17,217       -9.55%
                                                    1.05%           9,832        8.076413             79,407       -9.60%
                                                    1.10%           7,789        8.069609             62,854       -9.64%
                                                    1.15%               6        8.062794                 48       -9.69%
                                                    1.20%          25,824        8.055987            208,038       -9.74%
                                                    1.25%          16,997        8.049205            136,812       -9.78%
                                                    1.30%           1,555        8.042401             12,506       -9.83%
                                                    1.35%           1,949        8.035620             15,661       -9.87%
                                                    1.40%           4,492        8.028811             36,065       -9.92%
                                                    1.45%           3,180        8.022025             25,510       -9.97%
                                                    1.50%           1,264        8.015252             10,131       -10.01%
                                                    1.55%           6,701        8.008468             53,665       -10.06%
                                                    1.60%             224        8.001664              1,792       -10.10%
                                                    1.70%               7        7.988111                 56       -10.20%
      2000 ..................................       0.95%          28,545        8.939837            255,188       -10.60% 05/01/00
                                                    1.00%             899        8.936855              8,034       -10.63% 05/01/00
                                                    1.05%           5,861        8.933871             52,361       -10.66% 05/01/00
                                                    1.10%           2,181        8.930891             19,478       -10.69% 05/01/00
                                                    1.20%          10,353        8.924912             92,400       -10.75% 05/01/00
                                                    1.25%          12,233        8.921936            109,142       -10.78% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*      UNITS        FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------    --------       ----------     --------------      --------
                                                  1.30%              56          8.918944              499        -10.81% 05/01/00
                                                  1.35%             791          8.915964            7,053        -10.84% 05/01/00
                                                  1.40%           5,420          8.912971           48,308        -10.87% 05/01/00
                                                  1.45%             170          8.909987            1,515        -10.90% 05/01/00
                                                  1.50%             681          8.906998            6,066        -10.93% 05/01/00

American Century Income & Growth Fund -
 Investor Class

      2001 ..................................     1.30%         524,128         16.400321        8,595,867         -9.57%
      2000 ..................................     1.30%         539,511         18.136235        9,784,698        -11.69%
      1999 ..................................     1.30%         534,684         20.537578       10,981,114         16.42%
      1998 ..................................     1.30%         397,026         17.640513        7,003,742         25.98%
      1997 ..................................     1.30%         135,424         14.002308        1,896,249         32.71%

American Century International Growth Fund -
 Advisor Class

      2001 ..................................     0.95%          13,166          6.293419           82,859        -27.69%
                                                  1.00%               6          6.288106               38        -27.73%
                                                  1.05%             308          6.282810            1,935        -27.77%
                                                  1.10%           2,708          6.277510           16,999        -27.81%
                                                  1.20%           6,802          6.266925           42,628        -27.88%
                                                  1.25%           2,385          6.261632           14,934        -27.92%
                                                  1.40%             523          6.245756            3,267        -28.03%
                                                  1.45%           1,265          6.240467            7,894        -28.06%
                                                  1.50%             402          6.235181            2,507        -28.10%
      2000 ..................................     0.95%          10,521          8.703964           91,574        -12.96% 05/01/00
                                                  1.05%             286          8.698148            2,488        -13.02% 05/01/00
                                                  1.20%           2,013          8.689431           17,492        -13.11% 05/01/00
                                                  1.25%             424          8.686523            3,683        -13.13% 05/01/00
                                                  1.40%             365          8.677781            3,167        -13.22% 05/01/00
                                                  1.45%             351          8.674874            3,045        -13.25% 05/01/00

American Century International Growth Fund -
 Investor Class

      2001 ..................................     1.30%         123,761         18.119357        2,242,470         27.75%
      2000 ..................................     1.30%         123,327         25.077938        3,092,787        -16.11%
      1999 ..................................     1.30%          67,212         29.892733        2,009,150         62.31%
      1998 ..................................     1.30%          48,212         18.416900          887,916         17.46%
      1997 ..................................     1.30%          31,799         15.678789          498,570         18.17%

American Century Short-Term Government Fund -
 Investor Class

      2001 ..................................     0.95%          33,476         11.221121          375,638          6.13%
                                                  1.00%             310         11.211675            3,476          6.07%
                                                  1.10%             221         11.192809            2,474          5.97%
                                                  1.20%           3,932         11.173964           43,936          5.86%
                                                  1.25%              51         11.164552              569          5.80%
                                                  1.30%          72,410         26.022142        1,884,263          5.73%
                                                  1.35%             357         11.145719            3,979          5.70%
                                                  1.40%              19         11.136315              212          5.64%
                                                  1.45%             546         11.126898            6,075          5.59%
                                                  1.50%              93         11.117502            1,034          5.54%
                                                  1.70%               4         11.079918               44          5.32%
      2000 ..................................     0.95%           8,134         10.573184           86,002          5.73% 05/01/00
                                                  1.20%              58         10.555532              612          5.56% 05/01/00
                                                  1.30%         102,017         24.610929        2,510,733          6.39%
                                                  1.35%             104         10.544941            1,097          5.45% 05/01/00
      1999 ..................................     1.30%          87,493         23.132624        2,023,943          0.52%
      1998 ..................................     1.30%         131,664         23.012292        3,029,890          4.66%
      1997 ..................................     1.30%         138,808         21.986961        3,051,966          4.64%

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Ultra Fund - Investor Class

      2001 ..................................      0.95%           150,587      6.776523          1,020,456      -15.43%
                                                   1.00%             1,484      6.770806             10,048      -15.47%
                                                   1.05%             4,697      6.765100             31,776      -15.52%
                                                   1.10%            16,158      6.759388            109,218      -15.56%
                                                   1.20%            59,502      6.747984            401,519      -15.64%
                                                   1.25%            33,500      6.742284            225,867      -15.69%
                                                   1.30%           996,398     20.728384         20,653,720      -15.73%
                                                   1.35%             3,451      6.730887             23,228      -15.77%
                                                   1.40%               366      6.725197              2,461      -15.82%
                                                   1.45%             9,096      6.719494             61,121      -15.86%
                                                   1.50%               899      6.713812              6,036      -15.90%
                                                   1.55%               190      6.708123              1,275      -15.95%
                                                   1.60%                77      6.702444                516      -15.99%
                                                   1.65%                23      6.696752                154      -16.03%
                                                   1.80%                41      6.679706                274      -16.16%
      2000 ..................................      0.95%           141,363      8.012883          1,132,725      -19.87% 05/01/00
                                                   1.05%             8,672      8.007525             69,441      -19.92% 05/01/00
                                                   1.10%             5,084      8.004847             40,697      -19.95% 05/01/00
                                                   1.20%            41,074      7.999493            328,571      -20.01% 05/01/00
                                                   1.25%               635      7.996806              5,078      -20.03% 05/01/00
                                                   1.30%         1,057,861     24.597823         26,021,078      -20.95%
                                                   1.35%             1,690      7.991449             13,506      -20.09% 05/01/00
                                                   1.40%               366      7.988773              2,924      -20.11% 05/01/00
                                                   1.45%             3,214      7.986087             25,667      -20.14% 05/01/00
                                                   1.50%               247      7.983407              1,972      -20.17% 05/01/00
                                                   1.55%                57      7.980721                455      -20.19% 05/01/00
                                                   1.60%               157      7.978043              1,253      -20.22% 05/01/00
                                                   1.65%                24      7.975357                191      -20.25% 05/01/00
      1999 ..................................      1.30%           958,510     31.115121         29,824,155       39.63%
      1998 ..................................      1.30%           784,677     22.284614         17,486,224       32.80%
      1997 ..................................      1.30%           660,821     16.780808         11,089,110       21.53%

Credit Suisse Emerging Growth Fund -
 Common Shares

      2001 ..................................      1.30%           317,127     13.319611          4,224,008      -25.80%
      2000 ..................................      1.30%           339,409     17.950417          6,092,533      -13.17%
      1999 ..................................      1.30%           288,739     20.672241          5,968,882       39.97%
      1998 ..................................      1.30%           338,034     14.769496          4,992,592        4.45%
      1997 ..................................      1.30%           316,835     14.140391          4,480,171       19.69%

Credit Suisse Global Fixed Income Fund -
 Common Shares

      2001 ..................................      1.30%            16,666     11.376047            189,593        1.83%
      2000 ..................................      1.30%            15,052     11.172038            168,162        5.85%
      1999 ..................................      1.30%             5,420     10.554122             57,203       -0.91%
      1998 ..................................      1.30%            14,079     10.651516            149,963        6.52% 01/05/98

Delaware Delchester Fund Institutional Class

      2001 ..................................      1.30%            39,799     10.141053            403,604       -8.93%
      2000 ..................................      1.30%            57,457     11.135176            639,794      -21.83%
      1999 ..................................      1.30%            79,605     14.244875          1,133,963       -4.47%
      1998 ..................................      1.30%            73,489     14.911925          1,095,862       -2.85%
      1997 ..................................      1.30%            87,319     15.348845          1,340,246       12.71%



                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus A Bonds Plus, Inc.
      2001 ..................................    1.30%             202,272      13.547919        2,740,365          3.23%
      2000 ..................................    1.30%             157,768      13.124465        2,070,621          8.81%
      1999 ..................................    1.30%             160,276      12.061566        1,933,180          0.44%
      1998 ..................................    1.30%             174,256      12.008201        2,092,501          1.35%
      1997 ..................................    1.30%             156,006      11.848519        1,848,440          8.12%

Dreyfus Appreciation Fund, Inc.
      2001 ..................................    0.95%              92,105       8.832242          813,494        -11.60%
                                                 1.00%               4,133       8.824818           36,473        -11.65%
                                                 1.10%               4,619       8.809960           40,693        -11.74%
                                                 1.20%              12,611       8.795110          110,915        -11.83%
                                                 1.25%              12,845       8.787708          112,878        -11.87%
                                                 1.30%             177,965      12.224747        2,175,577        -11.92%
                                                 1.35%               2,766       8.772873           24,266        -11.96%
                                                 1.40%                 436       8.765471            3,822        -12.01%
                                                 1.45%               1,137       8.758045            9,958        -12.05%
                                                 1.50%                 194       8.750643            1,698        -12.10%
                                                 1.55%                  23       8.743233              201        -12.14%
                                                 1.65%               1,409       8.728443           12,298        -12.23%
                                                 1.70%                   5       8.721047               44        -12.28%
      2000 ..................................    0.95%              55,201       9.991471          551,539         -0.09% 05/01/00
                                                 1.05%                 215       9.984808            2,147         -0.15% 05/01/00
                                                 1.10%               1,486       9.981474           14,832         -0.19% 05/01/00
                                                 1.20%               5,519       9.974804           55,051         -0.25% 05/01/00
                                                 1.30%             161,490      13.878593        2,241,254          0.49%
                                                 1.35%               1,279       9.964802           12,745         -0.35% 05/01/00
                                                 1.40%                  80       9.961462              797         -0.39% 05/01/00
                                                 1.45%                 233       9.958126            2,320         -0.42% 05/01/00
      1999 ..................................    1.30%             156,211      13.811292        2,157,476          8.54%
      1998 ..................................    1.30%              56,370      12.724781          717,296         27.25% 01/05/98

Dreyfus Balanced Fund, Inc.
      2001 ..................................    0.95%              19,365       9.346072          180,987         -5.37%
                                                 1.00%              13,580       9.338200          126,813         -5.42%
                                                 1.05%               5,062       9.330342           47,230         -5.47%
                                                 1.10%               8,517       9.322475           79,400         -5.52%
                                                 1.20%               9,607       9.306770           89,410         -5.61%
                                                 1.25%               1,057       9.298917            9,829         -5.66%
                                                 1.30%              79,980      11.103351          888,046         -5.71%
                                                 1.35%                 619       9.283217            5,746         -5.76%
                                                 1.40%               6,237       9.275382           57,851         -5.80%
                                                 1.45%                 500       9.267544            4,634         -5.85%
                                                 1.50%                 354       9.259700            3,278         -5.90%
                                                 1.55%               5,419       9.251871           50,136         -5.95%
                                                 1.60%                 173       9.244034            1,599         -6.00%
                                                 1.70%                   3       9.228362               28         -6.09%
      2000 ..................................    0.95%              12,791       9.876646          126,332         -1.23% 05/01/00
                                                 1.00%                 295       9.873346            2,913         -1.27% 05/01/00
                                                 1.20%              10,360       9.860166          102,151         -1.40% 05/01/00
                                                 1.30%              67,570      11.775576          795,676          0.65%
                                                 1.40%               9,792       9.846977           96,422         -1.53% 05/01/00
                                                 1.45%                 220       9.843679            2,166         -1.56% 05/01/00
      1999 ..................................    1.30%              29,698      11.699291          347,446          8.77%
      1998 ..................................    1.30%              14,859      10.755504          159,816          7.56% 01/05/98

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus Emerging Leaders Fund

      2001 ..................................    0.95%               1,134       9.190358           10,422        -10.77%
                                                 1.20%               6,780       9.151680           62,048        -11.00%
                                                 1.25%                 378       9.143950            3,456        -11.04%
      2000 ..................................    0.95%               1,282      10.299752           13,204          3.00% 05/01/00
                                                 1.20%               5,826      10.282555           59,906          2.83% 05/01/00
                                                 1.25%                 378      10.279118            3,886          2.79% 05/01/00

The Dreyfus Premier Third Century Fund,
 Inc. - Class Z
      2001 ..................................    0.95%              38,237       6.539025          250,033        -24.45%
                                                 1.10%                 267       6.522504            1,742        -24.56%
                                                 1.20%               6,656       6.511490           43,340        -24.64%
                                                 1.25%              11,068       6.505996           72,008        -24.68%
                                                 1.30%              70,673      21.473521        1,517,598        -24.72%
                                                 1.45%               1,528       6.484016            9,908        -24.83%
                                                 1.70%                  37       6.456577              239        -25.02%
      2000 ..................................    0.95%              38,237       8.654874          330,936        -13.45% 05/01/00
                                                 1.20%               3,892       8.640425           33,629        -13.60% 05/01/00
                                                 1.25%               1,907       8.637533           16,472        -13.62% 05/01/00
                                                 1.30%              72,298      28.523380        2,062,183        -14.03%
                                                 1.45%               1,364       8.625964           11,766        -13.74% 05/01/00
      1999 ..................................    1.30%              59,207      33.178138        1,964,378         28.47%
      1998 ..................................    1.30%              41,708      25.825514        1,077,131         28.48%
      1997 ..................................    1.30%              35,892      20.101260          721,474         27.69%

Dreyfus S&P 500 Index Fund

      2001 ..................................    1.30%             789,038      26.550137       20,949,067        -13.51%
      2000 ..................................    1.30%             746,793      30.697964       22,925,025        -10.74%
      1999 ..................................    1.30%             692,394      34.392545       23,813,192         18.69%
      1998 ..................................    1.30%             429,513      28.976575       12,445,816         26.42%
      1997 ..................................    1.30%             332,923      22.921661        7,631,148         30.91%

Evergreen Equity Income Fund - Class I

      2001 ..................................    1.30%              37,440      19.323871          723,486         -6.61%
      2000 ..................................    1.30%              69,614      20.691982        1,440,452          5.78%
      1999 ..................................    1.30%              72,494      19.561585        1,418,098         14.85%
      1998 ..................................    1.30%              75,243      17.031564        1,281,506         -2.08%
      1997 ..................................    1.30%              63,791      17.394044        1,109,583         23.95%

Federated Equity Income Fund - Class F Shares

      2001 ..................................    1.20%               2,432       7.609106           18,505        -12.37%
                                                 1.25%               1,568       7.604302           11,924        -12.42%
                                                 1.35%                  47       7.594692              357        -12.51%
                                                 1.50%                  25       7.580293              190        -12.64%

Federated High Yield Trust

      2001 ..................................    0.95%               2,138       8.995104           19,232         -2.82%
                                                 1.00%                 285       8.987499            2,561         -2.87%
                                                 1.10%               1,810       8.972297           16,240         -2.97%
                                                 1.20%               2,119       8.957109           18,980         -3.07%
                                                 1.25%               1,468       8.949518           13,138         -3.12%
                                                 1.30%              50,051       8.687742          434,830         -3.17%
                                                 1.35%                  20       8.934346              179         -3.22%
                                                 1.45%                 144       8.919182            1,284         -3.32%
                                                 1.60%                  95       8.896456              845         -3.46%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
      2000 ..................................      0.95%           3,453        9.256360           31,962          -7.44% 04/28/00
                                                   1.05%           3,659        9.250103           33,846          -7.50% 04/28/00
                                                   1.10%           1,964        9.246973           18,161          -7.53% 04/28/00
                                                   1.20%           1,594        9.240713           14,730          -7.59% 04/28/00
                                                   1.30%          45,649        8.971948          409,560         -10.66%
                                                   1.45%              43        9.225056              397          -7.75% 04/28/00
      1999 ..................................      1.30%          49,637       10.042770          498,493           0.67%
      1998 ..................................      1.30%          49,055        9.976102          489,378          -0.24%

Federated Intermediate Income Fund -
 Institutional Service Class

      2001                                         0.95%           8,072       11.025342           88,997           6.36%
                                                   1.00%             316       11.019446            3,482           6.30%

Federated Investment Series Funds, Inc. -
 Federated Bond Fund - Class F Shares
      2001 ..................................      0.95%          19,305       11.104428          214,371           6.30%
                                                   1.05%           2,581       11.085747           28,612           6.19%
                                                   1.10%           5,855       11.076406           64,852           6.14%
                                                   1.20%          10,354       11.057758          114,492           6.03%
                                                   1.25%           1,659       11.048420           18,329           5.97%
                                                   1.30%         123,470       12.195901        1,505,828           5.92%
                                                   1.35%             316       11.029786            3,485           5.87%
                                                   1.40%             260       11.020476            2,865           5.81%
                                                   1.45%             333       11.011157            3,667           5.76%
                                                   1.55%             289       10.992539            3,177           5.65%
                                                   1.80%              41       10.946050              449           5.38%
                                                   1.90%              81       10.927497              885           5.27%
      2000 ..................................      0.95%           6,543       10.446497           68,351           4.46% 05/01/00
                                                   1.05%           6,517       10.439527           68,034           4.40% 05/01/00
                                                   1.20%           6,359       10.429051           66,318           4.29% 05/01/00
                                                   1.25%           1,463       10.425562           15,253           4.26% 05/01/00
                                                   1.30%         108,245       11.514205        1,246,355           3.44%
                                                   1.45%             169       10.411592            1,760           4.12% 05/01/00
      1999 ..................................      1.30%         139,182       11.130751        1,549,200          -3.61%
      1998 ..................................      1.30%         104,392       11.547474        1,205,464           4.25%
      1997 ..................................      1.30%          33,538       11.076983          371,500           9.48%

Fidelity(R) Advisor Balanced Fund - Class A

      2001 ..................................      0.95%          33,818        9.281568          313,884          -2.66%
                                                   1.05%             717        9.265944            6,644          -2.76%
                                                   1.10%          24,354        9.258143          225,473          -2.81%
                                                   1.20%           5,372        9.242544           49,651          -2.91%
                                                   1.25%           2,780        9.234738           25,673          -2.96%
                                                   1.35%           2,986        9.219156           27,528          -3.06%
                                                   1.40%             198        9.211366            1,824          -3.11%
                                                   1.45%           1,073        9.203576            9,875          -3.16%
                                                   1.50%              31        9.195805              285          -3.21%
                                                   1.70%               6        9.164684               55          -3.40%
      2000 ..................................      0.95%           5,901        9.535378           56,268          -4.65% 05/01/00
                                                   1.10%          17,169        9.525831          163,549          -4.74% 05/01/00
                                                   1.20%           2,997        9.519467           28,530          -4.81% 05/01/00
                                                   1.25%             427        9.516271            4,063          -4.84% 05/01/00
                                                   1.35%           1,367        9.509906           13,000          -4.90% 05/01/00
                                                   1.45%             537        9.503531            5,103          -4.96% 05/01/00
                                                   1.60%              56        9.493965              532          -5.06% 05/01/00

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Fidelity(R) Advisor Balanced Fund - Class T

      2001 ..................................      1.30%          86,449       13.924940        1,203,797          -3.19%
      2000 ..................................      1.30%          79,760       14.384426        1,147,302          -6.93%
      1999 ..................................      1.30%          86,087       15.455350        1,330,505           3.14%
      1998 ..................................      1.30%          31,056       14.984876          465,370          13.95%
      1997 ..................................      1.30%          13,345       13.150098          175,488          20.74%

Fidelity(R) Advisor Equity Growth Fund -
 Class A

      2001 ..................................      0.95%          36,401        7.134728          259,711         -18.73%
                                                   1.10%             674        7.121235            4,800         -18.85%
                                                   1.20%          14,314        7.112246          101,805         -18.93%
                                                   1.25%             150        7.107758            1,066         -18.97%
                                                   1.35%              24        7.098751              170         -19.06%
                                                   1.45%             308        7.089774            2,184         -19.14%
                                                   1.70%               4        7.067316               28         -19.35%

Fidelity(R) Advisor Equity Income Fund -
 Class A

      2001 ..................................      0.95%          65,679       10.802783          709,516          -3.14%
                                                   1.00%           3,685       10.793698           39,775          -3.19%
                                                   1.05%           2,572       10.784613           27,738          -3.24%
                                                   1.10%           7,865       10.775523           84,749          -3.29%
                                                   1.20%          18,459       10.757378          198,570          -3.39%
                                                   1.25%          14,777       10.748327          158,828          -3.44%
                                                   1.30%             466       10.739262            5,004          -3.49%
                                                   1.35%             548       10.730189            5,880          -3.54%
                                                   1.40%             301       10.721133            3,227          -3.59%
                                                   1.45%           1,111       10.712074           11,901          -3.64%
                                                   1.50%             270       10.703022            2,890          -3.68%
                                                   1.65%           1,143       10.675871           12,203          -3.83%
                                                   1.70%               2       10.666836               21          -3.88%
      2000 ..................................      1.30%              46       11.127322              512           7.93%

Fidelity(R) Advisor Equity Income Fund -
 Class T

      2001 ..................................      1.30%         145,153       17.422645        2,528,949          -3.70%
      2000 ..................................      0.95%          17,586       11.153342          196,143          11.53% 05/01/00
                                                   1.10%           1,563       11.142187           17,415          11.42% 05/01/00
                                                   1.20%           2,938       11.134750           32,714          11.35% 05/01/00
                                                   1.30%         114,461       18.092498        2,070,885          11.27% 05/01/00
                                                   1.45%             690       11.116157            7,670          11.16% 05/01/00
      1999 ..................................      1.30%         122,013       16.762859        2,045,287           1.87%
      1998 ..................................      1.30%         103,814       16.455574        1,708,319          14.63%
      1997 ..................................      1.30%          84,318       14.355400        1,210,419          24.26%

Fidelity(R) Advisor Growth Opportunities
 Fund - Class A

      2001 ..................................      0.95%          10,871        7.130415           77,515         -15.83%
                                                   1.00%               5        7.124409               36         -15.87%
                                                   1.10%           3,818        7.112419           27,155         -15.96%
                                                   1.20%           9,371        7.100416           66,538         -16.04%
                                                   1.25%             612        7.094414            4,342         -16.09%
                                                   1.35%             285        7.082433            2,018         -16.17%
                                                   1.45%           3,286        7.070458           23,234         -16.26%
                                                   1.50%              59        7.064476              417         -16.30%
                                                   1.80%              38        7.028615              267         -16.56%
      2000 ..................................      0.95%           9,358        8.471403           79,275         -15.29% 05/01/00
                                                   1.10%           2,847        8.462922           24,094         -15.37% 05/01/00
                                                   1.20%           5,723        8.457258           48,401         -15.43% 05/01/00
                                                   1.45%             914        8.443095            7,717         -15.57% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Advisor Growth Opportunities
 Fund - Class T

      2001 ..................................      1.30%           414,206       12.909284        5,347,103      -16.25%
      2000 ..................................      1.30%           443,491       15.413519        6,835,757      -19.31%
      1999 ..................................      1.30%           488,519       19.101353        9,331,374        2.53%
      1998 ..................................      1.30%           391,088       18.629791        7,285,888       22.37%
      1997 ..................................      1.30%           315,184       15.224094        4,798,391       26.89%

Fidelity(R) Advisor High Yield Fund - Class T

      2001 ..................................      0.95%             4,378        8.862640           38,801       -2.13%
                                                   1.00%               568        8.855198            5,030       -2.18%
                                                   1.10%             1,016        8.840276            8,982       -2.28%
                                                   1.20%             5,493        8.825378           48,478       -2.38%
                                                   1.25%             1,296        8.817933           11,428       -2.43%
                                                   1.30%           184,770       11.483101        2,121,733       -2.47%
                                                   1.45%               360        8.788167            3,164       -2.62%
                                                   1.70%                85        8.751025              744       -2.87%
                                                   1.80%                48        8.736173              419       -2.97%
      2000 ..................................      0.95%             4,427        9.055246           40,088       -9.45% 05/01/00
                                                   1.10%               488        9.046176            4,415       -9.54% 05/01/00
                                                   1.20%                49        9.040126              443       -9.60% 05/01/00
                                                   1.25%               615        9.037095            5,558       -9.63% 05/01/00
                                                   1.30%           209,619       11.774147        2,468,085      -12.25%
                                                   1.45%               317        9.024990            2,861       -9.75% 05/01/00
      1999 ..................................      1.30%           219,180       13.417364        2,940,818        6.95%
      1998 ..................................      1.30%           223,247       12.545500        2,800,745       -1.74%
      1997 ..................................      1.30%           195,236       12.767617        2,492,698       13.57%

Fidelity(R) Advisor Overseas Fund - Class A

      2001 ..................................      0.95%             1,607        7.261801           11,670      -20.89%
                                                   1.20%             4,287        7.238943           31,033      -21.09%

Fidelity(R) Asset Manager(TM)
      2001 ..................................      1.30%           284,944       18.484216        5,266,966       -5.18%
      2000 ..................................      1.30%           299,977       19.494857        5,848,009        1.06%
      1999 ..................................      1.30%           290,579       19.290540        5,605,426       12.11%
      1998 ..................................      1.30%           240,850       17.206302        4,144,138       14.58%
      1997 ..................................      1.30%           244,272       15.016191        3,668,035       20.69%

Fidelity(R) Capital & Income Fund

      2001 ..................................      1.30%            13,985       45.417819          635,168       -5.94%
      2000 ..................................      1.30%            15,364       48.286748          741,878      -10.58%
      1999 ..................................      1.30%            17,840       54.000183          963,363       11.73%
      1998 ..................................      1.30%            24,848       48.330455        1,200,915        3.40%
      1997 ..................................      1.30%            27,378       46.743425        1,279,741       13.21%

Fidelity(R) Equity-Income Fund

      2001 ..................................      1.30%           137,625       83.671321       11,515,266       -6.26%
      2000 ..................................      1.30%           146,711       89.259809       13,095,396        7.14%
      1999 ..................................      1.30%           193,545       83.313397       16,124,891        5.76%
      1998 ..................................      1.30%           216,592       78.774753       17,061,981       11.06%
      1997 ..................................      1.30%           245,733       70.928467       17,429,465       28.30%

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Magellan(R) Fund

      2001 ..................................      1.30%         1,116,333       28.053548       31,317,101      -12.81%
      2000 ..................................      1.30%         1,162,034       32.174567       37,387,941      -10.47%
      1999 ..................................      1.30%         1,080,953       35.935860       38,844,976       22.44%
      1998 ..................................      1.30%           775,189       29.350937       22,752,524       31.89%
      1997 ..................................      1.30%           655,202       22.253917       14,580,811       24.95%

Fidelity(R) Puritan(R) Fund

      2001 ..................................      1.30%           526,520       24.004249       12,638,717       -2.35%
      2000 ..................................      1.30%           546,155       24.581595       13,425,361        6.38%
      1999 ..................................      1.30%           637,179       23.106868       14,723,211        1.52%
      1998 ..................................      1.30%           631,678       22.760633       14,377,391       15.08%
      1997 ..................................      1.30%           599,590       19.778111       11,858,758       20.76%

Fidelity(R) VIP Fund - High Income
 Portfolio: Initial Class

      2001 ..................................      1.30%             4,118       17.007355           70,036      -12.89%
      2000 ..................................      1.30%             4,173       19.523183           81,470      -23.48%
      1999 ..................................      1.30%             4,175       25.512888          106,516        6.75%
      1998 ..................................      1.30%             5,077       23.899779          121,339       -5.57%
      1997 ..................................      1.30%            10,793       25.310146          273,172       16.14%

Franklin Mutual Series Fund, Inc.: Mutual
 Shares Fund - Class A
      2001 ..................................      0.95%            48,422       11.587095          561,070        4.93%
                                                   1.00%             2,662       11.577351           30,819        4.87%
                                                   1.05%               567       11.567591            6,559        4.82%
                                                   1.10%             9,220       11.557852          106,563        4.77%
                                                   1.15%                 4       11.548118               46        4.71%
                                                   1.20%            16,159       11.538383          186,449        4.66%
                                                   1.25%             7,989       11.528653           92,102        4.61%
                                                   1.30%           166,826       13.068429        2,180,154        4.55%
                                                   1.35%             3,827       11.509203           44,046        4.50%
                                                   1.40%               144       11.499485            1,656        4.45%
                                                   1.45%               783       11.489770            8,996        4.39%
                                                   1.50%               148       11.480048            1,699        4.34%
                                                   1.55%             4,717       11.470342           54,106        4.29%
                                                   1.60%               218       11.460638            2,498        4.23%
                                                   1.65%                55       11.450933              630        4.18%
                                                   1.70%                 3       11.441217               34        4.13%
                                                   1.90%                84       11.402460              958        3.91%
      2000 ..................................      1.20%             3,998       11.024649           44,077       10.25% 05/01/00
                                                   1.25%             1,098       11.020957           12,101       10.21% 05/01/00
                                                   1.30%            43,660       12.499302          545,720       11.95%
      1999 ..................................      1.30%            26,055       11.164707          290,896       13.14%
      1998 ..................................      1.30%            18,848        9.868029          185,993       -1.32% 01/05/98

Franklin Small Cap Growth Fund I - Class A
      2001 ..................................      0.95%            61,740        6.722932          415,074      -21.29%
                                                   1.00%             1,818        6.717266           12,212      -21.33%
                                                   1.05%             8,446        6.711607           56,686      -21.37%
                                                   1.10%             2,979        6.705929           19,977      -21.41%
                                                   1.20%            25,145        6.694596          168,336      -21.49%
                                                   1.25%            20,740        6.688950          138,729      -21.53%
                                                   1.30%             2,277        6.683300           15,218      -21.57%
                                                   1.35%               926        6.677629            6,183      -21.61%
                                                   1.40%               528        6.671973            3,523      -21.65%
                                                   1.45%             2,304        6.666321           15,359      -21.69%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
                                                   1.50%                3        6.660671               20       -21.73%
                                                   1.55%              368        6.655025            2,449       -21.77%
                                                   1.70%               44        6.638096              292       -21.89%
      2000 ..................................      0.95%           28,023        8.541275          239,352       -14.59% 05/01/00
                                                   1.05%            3,575        8.535571           30,515       -14.64% 05/01/00
                                                   1.10%            1,761        8.532712           15,026       -14.67% 05/01/00
                                                   1.20%           15,465        8.526996          131,870       -14.73% 05/01/00
                                                   1.25%            2,066        8.524143           17,611       -14.76% 05/01/00
                                                   1.35%               54        8.518431              460       -14.82% 05/01/00
                                                   1.40%              385        8.515572            3,278       -14.84% 05/01/00
                                                   1.45%              330        8.512713            2,809       -14.87% 05/01/00
                                                   1.55%               51        8.506987              434       -14.93% 05/01/00

Franklin Value Investors Trust: Franklin
 Balance Sheet Investment Fund - Class A
      2001 ..................................      0.95%            7,277       12.470576           90,748        16.58%
                                                   1.10%            1,081       12.447055           13,455        16.40%
                                                   1.20%            3,183       12.431368           39,569        16.28%
                                                   1.25%            5,996       12.423522           74,491        16.22%
                                                   1.35%              974       12.407849           12,085        16.10%
                                                   1.40%               22       12.400018              273        16.04%
                                                   1.45%              674       12.392175            8,352        15.99%
                                                   1.50%              395       12.384341            4,892        15.93%
                                                   1.60%               48       12.368678              594        15.81%
                                                   1.70%                3       12.353009               37        15.69%

Invesco Dynamics Fund - Investor Class

      2001 ..................................      0.95%          109,091        5.728945          624,976       -33.53%
                                                   1.00%            5,939        5.724104           33,995       -33.56%
                                                   1.05%            8,932        5.719278           51,085       -33.60%
                                                   1.10%           23,425        5.714443          133,861       -33.63%
                                                   1.15%            2,007        5.709614           11,459       -33.67%
                                                   1.20%           68,548        5.704790          391,052       -33.70%
                                                   1.25%           19,738        5.699965          112,506       -33.73%
                                                   1.30%          594,510       10.740031        6,385,056       -33.77%
                                                   1.35%            2,604        5.690302           14,818       -33.80%
                                                   1.40%            7,412        5.685485           42,141       -33.84%
                                                   1.45%           10,338        5.680666           58,727       -33.87%
                                                   1.50%            1,636        5.675844            9,286       -33.90%
                                                   1.55%            1,234        5.671035            6,998       -33.94%
                                                   1.60%            1,052        5.666213            5,961       -33.97%
                                                   1.65%            1,295        5.661400            7,332       -34.01%
                                                   1.70%              131        5.656585              741       -34.04%
                                                   1.80%               42        5.646969              237       -34.11%
      2000 ..................................      0.95%           64,128        8.618967          552,717       -13.81% 05/01/00
                                                   1.05%            5,671        8.613210           48,846       -13.87% 05/01/00
                                                   1.10%            4,262        8.610328           36,697       -13.90% 05/01/00
                                                   1.20%           37,054        8.604565          318,834       -13.95% 05/01/00
                                                   1.25%            6,737        8.601688           57,950       -13.98% 05/01/00
                                                   1.30%          642,744       16.215857       10,422,645        -8.96%
                                                   1.35%              719        8.595917            6,180       -14.04% 05/01/00
                                                   1.40%            5,404        8.593030           46,437       -14.07% 05/01/00
                                                   1.45%              661        8.590146            5,678       -14.10% 05/01/00
                                                   1.50%              438        8.587266            3,761       -14.13% 05/01/00
                                                   1.55%               48        8.584369              412       -14.16% 05/01/00
                                                   1.60%            1,229        8.581486           10,547       -14.19% 05/01/00
                                                   1.65%               34        8.578597              292       -14.21% 05/01/00
      1999 ..................................      1.30%          198,949       17.811356        3,543,551        69.57%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Invesco Small Company Growth Fund - Investor Class
        2001   ...........................................       0.95%        19,961    6.920419        138,138     -21.67%
                                                                 1.00%            95    6.914591            657     -21.71%
                                                                 1.05%         3,338    6.908749         23,061     -21.75%
                                                                 1.10%         1,072    6.902922          7,400     -21.79%
                                                                 1.20%        16,391    6.891266        112,955     -21.87%
                                                                 1.25%         1,413    6.885443          9,729     -21.91%
                                                                 1.30%         1,685    6.879614         11,592     -21.95%
                                                                 1.35%           449    6.873792          3,086     -21.99%
                                                                 1.40%         5,344    6.867985         36,703     -22.03%
                                                                 1.45%           719    6.862159          4,934     -22.07%
                                                                 1.50%           474    6.856345          3,250     -22.11%
                                                                 1.55%           636    6.850528          4,357     -22.15%
                                                                 1.60%            76    6.844718            520     -22.19%
                                                                 1.65%           117    6.838910            800     -22.23%
        2000   ...........................................       0.95%        12,232    8.834977        108,069     -11.65% 05/01/00
                                                                 1.05%         1,239    8.829075         10,939     -11.71% 05/01/00
                                                                 1.20%         7,748    8.820208         68,339     -11.80% 05/01/00
                                                                 1.25%           399    8.817268          3,518     -11.83% 05/01/00
                                                                 1.30%            59    8.814308            520     -11.86% 05/01/00
                                                                 1.35%           330    8.811353          2,908     -11.89% 05/01/00
                                                                 1.40%         5,089    8.808407         44,826     -11.92% 05/01/00
                                                                 1.45%           238    8.805446          2,096     -11.95% 05/01/00
                                                                 1.60%           102    8.796577            897     -12.03% 05/01/00
                                                                 1.65%            22    8.793617            193     -12.06% 05/01/00

Invesco Total Return Fund - Investor Class
        2001   ...........................................       0.95%         2,947    9.656751         28,458      -1.88%
                                                                 1.05%           247    9.640499          2,381      -1.97%
                                                                 1.10%         2,315    9.632384         22,299      -2.02%
                                                                 1.20%        11,440    9.616153        110,009      -2.12%
                                                                 1.25%         7,523    9.608038         72,281      -2.17%
                                                                 1.35%           375    9.591824          3,597      -2.27%
                                                                 1.40%           362    9.583734          3,469      -2.32%
                                                                 1.45%         2,990    9.575640         28,631      -2.37%
                                                                 1.55%           191    9.559439          1,826      -2.47%
                                                                 1.70%             4    9.535194             38      -2.62%
        2000   ...........................................       0.95%           738    9.841281          7,263      -1.59% 05/01/00
                                                                 1.05%           312    9.834711          3,068      -1.65% 05/01/00
                                                                 1.20%        11,369    9.824855        111,699      -1.75% 05/01/00
                                                                 1.35%           203    9.814992          1,992      -1.85% 05/01/00
                                                                 1.45%            76    9.808427            745      -1.92% 05/01/00

Janus Adviser Balanced Fund
        2001   ...........................................       0.95%        20,609    9.220558        190,026      -5.75%
                                                                 1.00%           853    9.214753          7,860      -5.80%
                                                                 1.10%         5,347    9.203139         49,209      -5.89%
                                                                 1.20%         2,119    9.191553         19,477      -5.99%
                                                                 1.25%         2,340    9.185750         21,495      -6.04%
                                                                 1.30%           434    9.179953          3,984      -6.09%
                                                                 1.45%         1,234    9.162562         11,307      -6.23%
                                                                 1.50%           109    9.156766            998      -6.28%
                                                                 1.70%             2    9.133593             18      -6.47%
        2000   ...........................................       0.95%           350    9.783183          3,424      -2.17% 10/02/00


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Janus Adviser International Fund
        2001   ...........................................       1.05%           991    6.820590          6,759     -23.60%
                                                                 1.20%            34    6.807685            231     -23.72%
                                                                 1.25%           510    6.803385          3,470     -23.76%
                                                                 1.30%           533    6.799087          3,624     -23.79%
                                                                 1.45%            77    6.786184            523     -23.91%
                                                                 1.60%            43    6.773288            291     -24.03%

Janus Adviser Worldwide Fund
        2001   ...........................................       0.95%        39,243    6.909361        271,144     -21.83%
                                                                 1.00%         6,817    6.905007         47,071     -21.87%
                                                                 1.05%         9,002    6.900653         62,120     -21.91%
                                                                 1.10%         7,850    6.896306         54,136     -21.95%
                                                                 1.20%        36,525    6.887594        251,569     -22.03%
                                                                 1.25%        32,550    6.883244        224,050     -22.07%
                                                                 1.30%           988    6.878887          6,796     -22.11%
                                                                 1.35%         3,144    6.874544         21,614     -22.15%
                                                                 1.40%         5,638    6.870186         38,734     -22.19%
                                                                 1.45%         9,448    6.865837         64,868     -22.23%
                                                                 1.50%           739    6.861490          5,071     -22.27%
                                                                 1.55%            54    6.857150            370     -22.31%
                                                                 1.60%           179    6.852797          1,227     -22.35%
                                                                 1.65%         1,331    6.848446          9,115     -22.39%
                                                                 1.70%             4    6.844093             27     -22.43%
                                                                 1.80%            18    6.835405            123     -22.51%
        2000   ...........................................       0.95%        17,539    8.838918        155,026     -11.61% 10/02/00
                                                                 1.05%         6,705    8.836769         59,251     -11.63% 10/02/00
                                                                 1.10%         3,358    8.835700         29,670     -11.64% 10/02/00
                                                                 1.20%        15,505    8.833540        136,964     -11.66% 10/02/00
                                                                 1.25%           596    8.832466          5,264     -11.68% 10/02/00
                                                                 1.35%           489    8.830308          4,318     -11.70% 10/02/00
                                                                 1.40%         5,590    8.829229         49,355     -11.71% 10/02/00
                                                                 1.45%         3,130    8.828146         27,632     -11.72% 10/02/00
                                                                 1.60%            94    8.824908            830     -11.75% 10/02/00

Janus Fund
        2001   ...........................................       0.95%       131,732    5.842114        769,593     -26.81%
                                                                 1.00%         9,497    5.837183         55,436     -26.85%
                                                                 1.05%         5,440    5.832264         31,728     -26.89%
                                                                 1.10%        29,267    5.827339        170,549     -26.92%
                                                                 1.15%             8    5.822415             47     -26.96%
                                                                 1.20%        68,471    5.817498        398,330     -27.00%
                                                                 1.25%        43,583    5.812575        253,329     -27.04%
                                                                 1.30%       749,847   17.851634     13,385,994     -27.07%
                                                                 1.35%         6,810    5.802754         39,517     -27.11%
                                                                 1.40%           870    5.797828          5,044     -27.15%
                                                                 1.45%         7,913    5.792910         45,839     -27.19%
                                                                 1.50%           865    5.788008          5,007     -27.22%
                                                                 1.55%           449    5.783098          2,597     -27.26%
                                                                 1.60%           211    5.778187          1,219     -27.30%
                                                                 1.65%         2,209    5.773277         12,753     -27.33%
                                                                 1.70%            81    5.768376            467     -27.37%
                                                                 1.80%            40    5.758578            230     -27.45%
        2000   ...........................................       0.95%        50,813    7.982384        405,609     -20.18% 05/01/00
                                                                 1.00%           350    7.979710          2,793     -20.20% 05/01/00
                                                                 1.05%         5,132    7.977044         40,938     -20.23% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%         6,090    7.974378         48,564     -20.26% 05/01/00
                                                                 1.20%        35,493    7.969040        282,845     -20.31% 05/01/00
                                                                 1.25%        12,558    7.966367        100,042     -20.34% 05/01/00
                                                                 1.30%       797,517   24.478898     19,522,337     -16.01%
                                                                 1.35%         2,114    7.961032         16,830     -20.39% 05/01/00
                                                                 1.40%           362    7.958354          2,881     -20.42% 05/01/00
                                                                 1.45%         2,100    7.955688         16,707     -20.44% 05/01/00
                                                                 1.50%           443    7.953018          3,523     -20.47% 05/01/00
                                                                 1.55%            57    7.950346            453     -20.50% 05/01/00
                                                                 1.60%           121    7.947670            962     -20.52% 05/01/00
                                                                 1.65%            35    7.944989            278     -20.55% 05/01/00
        1999   ...........................................       1.30%       595,937   29.145619     17,368,953      45.22%
        1998   ...........................................       1.30%       303,830   20.070038      6,097,880      37.09%
        1997   ...........................................       1.30%       235,485   14.640570      3,447,635      21.12%

Janus Twenty Fund
        2001   ...........................................       0.95%       255,259    4.823650      1,231,280     -29.88%
                                                                 1.00%         1,332    4.819578          6,420     -29.92%
                                                                 1.05%        19,971    4.815508         96,171     -29.95%
                                                                 1.10%        34,213    4.811444        164,614     -29.99%
                                                                 1.15%         2,170    4.807382         10,432     -30.02%
                                                                 1.20%       144,945    4.803309        696,216     -30.06%
                                                                 1.25%        54,277    4.799250        260,489     -30.09%
                                                                 1.30%     1,153,501   24.536301     28,302,648     -30.13%
                                                                 1.35%         8,147    4.791126         39,033     -30.17%
                                                                 1.40%           893    4.787078          4,275     -30.20%
                                                                 1.45%        15,630    4.783010         74,758     -30.24%
                                                                 1.50%         2,629    4.778957         12,564     -30.27%
                                                                 1.55%           109    4.774915            520     -30.31%
                                                                 1.60%           589    4.770858          2,810     -30.34%
                                                                 1.65%            15    4.766800             72     -30.38%
                                                                 1.70%           199    4.762757            948     -30.42%
                                                                 1.80%            50    4.754665            238     -30.49%
        2000   ...........................................       0.95%       181,852    6.879094      1,250,977     -31.21% 05/01/00
                                                                 1.05%        22,701    6.874485        156,058     -31.26% 05/01/00
                                                                 1.10%         5,525    6.872183         37,969     -31.28% 05/01/00
                                                                 1.20%        69,307    6.867578        475,971     -31.32% 05/01/00
                                                                 1.25%         9,400    6.865273         64,534     -31.35% 05/01/00
                                                                 1.30%     1,190,662   35.116816     41,812,258     -33.29%
                                                                 1.35%         2,526    6.860667         17,330     -31.39% 05/01/00
                                                                 1.40%           578    6.858363          3,964     -31.42% 05/01/00
                                                                 1.45%         2,998    6.856048         20,554     -31.44% 05/01/00
                                                                 1.50%           506    6.853752          3,468     -31.46% 05/01/00
                                                                 1.60%           226    6.849139          1,548     -31.51% 05/01/00
                                                                 1.65%            13    6.846831             89     -31.53% 05/01/00
        1999   ...........................................       1.30%       995,837   52.641837     52,422,689      62.76%
        1998   ...........................................       1.30%       507,576   32.342568     16,416,311      71.15%
        1997   ...........................................       1.30%       312,701   18.897600      5,909,298      28.01%

Janus Worldwide Fund
        2001   ...........................................       0.95%        81,297    6.013992        488,920     -23.61%
                                                                 1.00%         1,161    6.008929          6,976     -23.65%
                                                                 1.05%         1,229    6.003866          7,379     -23.69%
                                                                 1.10%           569    5.998784          3,413     -23.73%
                                                                 1.20%         4,313    5.988666         25,829     -23.81%
                                                                 1.25%        15,774    5.983612         94,385     -23.85%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.30%       972,867   15.443379     15,024,354     -23.89%
                                                                 1.45%         1,329    5.963384          7,925     -24.00%
                                                                 1.50%           440    5.958337          2,622     -24.04%
        2000   ...........................................       0.95%        88,079    7.873214        693,465     -21.27% 05/01/00
                                                                 1.00%         1,170    7.870581          9,209     -21.29% 05/01/00
                                                                 1.05%         3,278    7.867957         25,791     -21.32% 05/01/00
                                                                 1.10%           569    7.865317          4,475     -21.35% 05/01/00
                                                                 1.20%         2,939    7.860054         23,101     -21.40% 05/01/00
                                                                 1.25%        13,661    7.857420        107,340     -21.43% 05/01/00
                                                                 1.30%     1,054,795   20.289932     21,401,719     -17.95%
                                                                 1.45%         1,144    7.846884          8,977     -21.53% 05/01/00
                                                                 1.50%           440    7.844244          3,451     -21.56% 05/01/00
                                                                 1.60%           128    7.838970          1,003     -21.61% 05/01/00
        1999   ...........................................       1.30%       769,694   24.727791     19,032,832      62.24%
        1998   ...........................................       1.30%       459,107   15.241714      6,997,578      24.23%
        1997   ...........................................       1.30%       323,968   12.268712      3,974,670      18.91%

Lazard Small Cap Portfolio Open Shares
        2001   ...........................................       0.95%         7,669   12.553546         96,273      16.56%
                                                                 1.10%         1,991   12.521882         24,931      16.39%
                                                                 1.20%         2,541   12.500773         31,764      16.27%
                                                                 1.25%           191   12.490226          2,386      16.21%
                                                                 1.30%        86,606   13.868643      1,201,108      16.15%
                                                                 1.30%           337   13.868643          4,674      16.15%
                                                                 1.35%           350   12.469159          4,364      16.09%
                                                                 1.45%           101   12.448098          1,257      15.97%
                                                                 1.55%         3,788   12.427056         47,074      15.85%
                                                                 1.90%            89   12.353495          1,099      15.44%
        2000   ...........................................       0.95%         1,762   10.769748         18,976       7.70% 05/01/00
                                                                 1.10%         1,199   10.758985         12,900       7.59% 05/01/00
                                                                 1.20%           385   10.751783          4,139       7.52% 05/01/00
                                                                 1.30%        32,138   11.940435        383,742      14.11%
        1999   ...........................................       1.30%        17,391   10.464373        181,986       0.15%
        1998   ...........................................       1.30%            45   10.448830            470       4.49% 12/23/98

MFS(R) Global Governments Fund - Class A
        2000   ...........................................       1.30%        11,595   35.767028        414,719       0.07%
        1999   ...........................................       1.30%        14,393   35.741694        514,430      -4.76%
        1998   ...........................................       1.30%        19,990   37.527462        750,174       2.79%
        1997   ...........................................       1.30%        20,631   36.509244        753,222      -1.00%

MFS(R) Strategic Income Fund - Class A
        2001   ...........................................       1.30%        34,722   10.119915        351,384       1.20% 07/20/01

Nationwide(R) Bond Fund - Class D
        2001   ...........................................       0.95%         7,469   11.541979         86,207       8.80%
                                                                 1.00%         3,754   11.532221         43,292       8.74%
                                                                 1.05%         5,187   11.522467         59,767       8.69%
                                                                 1.10%         2,639   11.512719         30,382       8.63%
                                                                 1.15%             4   11.502974             46       8.57%
                                                                 1.20%         7,616   11.493227         87,532       8.52%
                                                                 1.25%         2,219   11.483487         25,482       8.46%
                                                                 1.35%           753   11.464017          8,632       8.35%
                                                                 1.45%           668   11.444561          7,645       8.24%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.50%             1   11.434837             11       8.19%
                                                                 1.55%         3,908   11.425118         44,649       8.13%
                                                                 1.70%            22   11.395976            251       7.97%
        2000   ...........................................       0.95%           392   10.608876          4,159       6.09% 04/28/00
                                                                 1.25%           253   10.587355          2,679       5.87% 04/28/00
                                                                 1.45%           194   10.572997          2,051       5.73% 04/28/00
     Tax qualified
        2001   ...........................................       1.30%        34,762   48.148472      1,673,737       8.41%
        2000   ...........................................       1.30%        32,956   44.413739      1,463,699       6.00%
        1999   ...........................................       1.30%        37,478   41.898652      1,570,278      -4.05%
        1998   ...........................................       1.30%        36,470   43.667785      1,592,564       6.96%
        1997   ...........................................       1.30%        41,735   40.827520      1,703,937       7.89%
     Non-tax qualified
        2001   ...........................................       1.30%            73   47.942060          3,500       8.41%
        2000   ...........................................       1.30%            73   44.223337          3,228       6.00%
        1999   ...........................................       1.30%            73   41.719031          3,045      -4.05%
        1998   ...........................................       1.30%           148   43.480582          6,435       6.96%
        1997   ...........................................       1.30%           176   40.652493          7,155       7.89%

Nationwide(R) Bond Index Fund - Class A
        2001   ...........................................       0.95%           202   11.148665          2,252       6.13%
                                                                 1.10%           501   11.129015          5,576       5.97%
                                                                 1.20%            99   11.114907          1,100       5.86%
                                                                 1.25%           326   11.107857          3,621       5.80%

Nationwide(R) Family of Funds - Gartmore
  Growth Fund - Class D
        2001   ...........................................       0.95%         4,350    5.270727         22,928     -28.48%
                                                                 1.00%           385    5.266282          2,028     -28.51%
                                                                 1.20%         8,065    5.248515         42,329     -28.66%
                                                                 1.25%         1,729    5.244071          9,067     -28.69%
                                                                 1.40%           327    5.230775          1,710     -28.80%
                                                                 1.45%           607    5.226331          3,172     -28.84%
        2000   ...........................................       0.95%         4,350    7.369169         32,056     -26.31% 05/01/00
                                                                 1.00%           376    7.366709          2,770     -26.33% 05/01/00
                                                                 1.20%         2,003    7.356851         14,736     -26.43% 05/01/00
                                                                 1.35%            47    7.349447            345     -26.51% 05/01/00
                                                                 1.45%           607    7.344506          4,458     -26.55% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        20,929   64.799205      1,356,183     -28.73%
        2000   ...........................................       1.30%        19,276   90.921898      1,752,611     -31.17%
        1999   ...........................................       1.30%        26,654  132.098827      3,520,962      15.12%
        1998   ...........................................       1.30%        30,515  114.746202      3,501,480      22.14%
        1997   ...........................................       1.30%        46,513   93.947252      4,369,769      24.59%
     Non-tax qualified
        2001   ...........................................       1.30%           179   68.419812         12,247     -28.73%
        2000   ...........................................       1.30%           198   96.002074         19,008     -31.17%
        1999   ...........................................       1.30%           208  139.479726         29,012      15.12%
        1998   ...........................................       1.30%           218  121.157545         26,412      22.14%
        1997   ...........................................       1.30%           229   99.196488         22,716      24.59%

Nationwide(R) Family of Funds - Gartmore Total
  Return Fund - Class D
        2001   ...........................................       0.95%        11,331    8.333346         94,425     -12.79%
                                                                 1.00%         1,022    8.326343          8,510     -12.83%
                                                                 1.10%         1,194    8.312313          9,925     -12.92%
                                                                 1.20%         2,929    8.298305         24,306     -13.01%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.25%         1,126    8.291298          9,336     -13.05%
                                                                 1.35%           310    8.277294          2,566     -13.14%
                                                                 1.40%           139    8.270301          1,150     -13.19%
                                                                 1.45%           566    8.263303          4,677     -13.23%
                                                                 1.55%         5,463    8.249337         45,066     -13.32%
                                                                 1.80%            17    8.214418            140     -13.54%
        2000   ...........................................       0.95%         5,405    9.555125         51,645      -4.45% 05/01/00
                                                                 1.00%           907    9.551940          8,664      -4.48% 05/01/00
                                                                 1.10%         1,194    9.545563         11,397      -4.54% 05/01/00
                                                                 1.20%         2,152    9.539185         20,528      -4.61% 05/01/00
                                                                 1.35%           191    9.529603          1,820      -4.70% 05/01/00
                                                                 1.40%           139    9.526415          1,324      -4.74% 05/01/00
                                                                 1.45%           228    9.523220          2,171      -4.77% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        53,874  103.545349      5,578,402     -13.10%
        2000   ...........................................       1.30%        56,473  119.150408      6,728,781      -3.56%
        1999   ...........................................       1.30%        69,097  123.552516      8,537,108      -1.53%
        1998   ...........................................       1.30%        59,155  125.467347      7,422,021      28.65%
        1997   ...........................................       1.30%        45,672   97.524886      4,454,157      37.82%
     Non-tax qualified
        2001   ...........................................       1.30%            92  107.853019          9,922     -13.10%
        2000   ...........................................       1.30%           122  124.107265         15,141      -3.56%
        1999   ...........................................       1.30%           149  128.692505         19,175      -1.53%
        1998   ...........................................       1.30%           176  130.686988         23,001      28.65%
        1997   ...........................................       1.30%           314  101.582074         31,897      37.82%

Nationwide(R) Family of Funds - Gartmore Value
  Opportunities Fund - Class A
        2001   ...........................................       1.25%            61   10.775717            657       0.57%
                                                                 1.45%           208   10.748517          2,236       0.36%
                                                                 1.50%            44   10.741736            473       0.31%

Nationwide(R) Government Bond Fund - Class D
        2001   ...........................................       0.95%        75,180   11.752975        883,589       6.97%
                                                                 1.00%           106   11.743085          1,245       6.92%
                                                                 1.05%           306   11.733209          3,590       6.86%
                                                                 1.10%        13,676   11.723339        160,328       6.81%
                                                                 1.20%        12,606   11.703587        147,535       6.70%
                                                                 1.25%            36   11.693717            421       6.65%
                                                                 1.30%        91,932   13.690706      1,258,614       6.56%
                                                                 1.35%           220   11.674008          2,568       6.54%
                                                                 1.40%            56   11.664147            653       6.48%
                                                                 1.45%           425   11.654294          4,953       6.43%
                                                                 1.55%         2,554   11.634611         29,715       6.32%
                                                                 1.60%           215   11.624763          2,499       6.27%
                                                                 1.70%           110   11.605083          1,277       6.16%
                                                                 1.90%            75   11.565781            867       5.94%
        2000   ...........................................       0.95%         5,241   10.987054         57,583       9.87% 05/01/00
                                                                 1.20%           258   10.968715          2,830       9.69% 05/01/00
                                                                 1.30%        33,952   12.848276        436,225      11.44%
        1999   ...........................................       1.30%        38,138   11.529833        439,725      -3.24%
        1998   ...........................................       1.30%        43,459   11.915504        517,836       6.80%
        1997   ...........................................       1.30%         6,737   11.156351         75,160       8.05%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Nationwide(R) International Index Fund - Class A
        2001   ...........................................       1.20%           139    7.376392          1,025     -23.45%
                                                                 1.45%           118    7.353094            868     -23.65%

Nationwide(R) Investor Destinations
  Aggressive Fund - Service Class
        2001   ...........................................       1.20%           125    8.275513          1,034     -12.52%
                                                                 1.25%            57    8.270286            471     -12.56%
                                                                 1.40%         1,159    8.254622          9,567     -12.69%

Nationwide(R) Investor Destinations
  Conservative Fund - Service Class
        2001   ...........................................       1.35%            19   10.104136            192       0.75%

Nationwide(R) Investor Destinations
  Moderate Fund - Service Class
        2001   ...........................................       0.95%        18,207    9.188044        167,287      -5.66%
                                                                 1.20%           798    9.159140          7,309      -5.90%
                                                                 1.25%           367    9.153360          3,359      -5.95%
                                                                 1.40%           707    9.136036          6,459      -6.09%
                                                                 1.45%           298    9.130251          2,721      -6.14%

Nationwide(R) Investor Destinations Moderately
  Aggressive Fund - Service Class
        2001   ...........................................       1.35%            29    8.632576            250     -10.02%
                                                                 1.45%           166    8.621655          1,431     -10.11%

Nationwide(R) Investor Destinations Moderately
  Conservative Fund - Service Class
        2001   ...........................................       1.50%           141    9.641866          1,360      -2.65%

Nationwide(R) Large Cap Growth Fund - Class A
        2001   ...........................................       0.95%           615    5.881738          3,617     -21.50%
                                                                 1.20%         2,586    5.856965         15,146     -21.70%
                                                                 1.25%           672    5.852013          3,933     -21.74%
                                                                 1.30%         8,827    7.959535         70,259     -21.78%
                                                                 1.35%           698    5.842125          4,078     -21.82%
                                                                 1.45%            24    5.832229            140     -21.90%
        2000   ...........................................       0.95%           531    7.492414          3,978     -25.08% 05/01/00
                                                                 1.25%           643    7.477387          4,808     -25.23% 05/01/00
                                                                 1.30%        14,785   10.175457        150,444     -24.03%
        1999   ...........................................       1.30%         1,471   13.394083         19,703      32.82%

Nationwide(R) Large Cap Value Fund - Class A
        2001   ...........................................       0.95%         7,889   10.590508         83,549      -5.69%
                                                                 1.20%         8,328   10.545993         87,827      -5.93%
                                                                 1.25%           359   10.537091          3,783      -5.98%
                                                                 1.30%        39,754   10.300589        409,490      -6.02%
                                                                 1.45%           205   10.501570          2,153      -6.17%
                                                                 1.50%           236   10.492689          2,476      -6.22%
        2000   ...........................................       1.20%            44   11.210642            493      12.11% 05/01/00
                                                                 1.30%        11,928   10.960933        130,742      13.95%
        1999   ...........................................       1.30%           109    9.619068          1,048      -5.97%

Nationwide(R) Mid Cap Market Index Fund - Class A
        2001   ...........................................       0.95%           639    9.519402          6,083      -2.72%
                                                                 1.20%           778    9.489441          7,383      -2.97%
                                                                 1.45%           261    9.459491          2,469      -3.21%

Nationwide(R) Money Market Fund - Prime Shares
     Tax qualified - Pre 12/25/82
        2001   ...........................................       1.30%       645,265   23.235229     14,992,880       2.11%
        2000   ...........................................       1.30%       594,611   22.755940     13,530,932       4.53%
        1999   ...........................................       1.30%       621,449   21.769674     13,528,742       3.32%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
        1998   ...........................................       1.30%        32,588   26.532610        864,645       3.71%
        1997   ...........................................       1.30%        43,632   25.582330      1,116,208       3.76%
     Tax qualified
        2001   ...........................................       1.30%        13,826   29.257720        404,517       2.11%
        2000   ...........................................       1.30%        24,257   28.654201        695,065       4.53%
        1999   ...........................................       1.30%        27,248   27.412298        746,930       3.32%
        1998   ...........................................       1.30%       503,152   21.071063     10,601,947       3.71%
        1997   ...........................................       1.30%       325,458   20.316392      6,612,132       3.76%
     Non-tax qualified
        2001   ...........................................       1.30%           833   29.442625         24,526       2.11%
        2000   ...........................................       1.30%           836   28.835292         24,106       4.53%
        1999   ...........................................       1.30%           838   27.585541         23,117       3.32%
        1998   ...........................................       1.30%           841   26.700292         22,455       3.71%
        1997   ...........................................       1.30%           844   25.744006         21,728       3.76%

Nationwide(R) Money Market Fund - Service Class
        2001   ...........................................       0.95%       208,916   10.580827      2,210,504       2.40%
                                                                 1.00%         1,345   10.571887         14,219       2.35%
                                                                 1.05%         8,045   10.562945         84,979       2.30%
                                                                 1.10%        16,714   10.554003        176,400       2.25%
                                                                 1.15%         8,405   10.545072         88,631       2.19%
                                                                 1.20%       178,199   10.536139      1,877,529       2.14%
                                                                 1.25%         3,642   10.527209         38,340       2.09%
                                                                 1.30%         3,845   10.518284         40,443       2.04%
                                                                 1.35%        15,964   10.509362        167,771       1.99%
                                                                 1.45%         7,958   10.491525         83,492       1.88%
                                                                 1.50%         2,111   10.482610         22,129       1.83%
                                                                 1.55%           270   10.473701          2,828       1.78%
                                                                 1.60%            72   10.464792            753       1.73%
                                                                 1.70%           167   10.446986          1,745       1.62%
                                                                 1.75%           401   10.438085          4,186       1.57%
        2000   ...........................................       0.95%        15,275   10.332702        157,832       3.33% 04/28/00
                                                                 1.05%         1,022   10.325720         10,553       3.26% 04/28/00
                                                                 1.10%         3,743   10.322224         38,636       3.22% 04/28/00
                                                                 1.20%       131,757   10.315239      1,359,105       3.15% 04/28/00
                                                                 1.25%         3,555   10.311743         36,658       3.12% 04/28/00
                                                                 1.30%        17,383   10.308248        179,188       3.08% 04/28/00
                                                                 1.35%           101   10.304753          1,041       3.05% 04/28/00
                                                                 1.45%           174   10.297760          1,792       2.98% 04/28/00
                                                                 1.55%           270   10.290763          2,779       2.91% 04/28/00

Nationwide(R) Mutual Funds - Prestige
  Balanced Fund - Class A
        2000   ...........................................       1.30%           396   10.528640          4,169      -2.60%
        1999   ...........................................       1.30%           355   10.809720          3,837       7.72%

Nationwide(R) Mutual Funds - Prestige
  International Fund - Class A
        2000   ...........................................       1.30%         5,889   10.531243         62,018     -12.16%
                                                                 1.45%           123    9.483607          1,166      -5.16% 05/01/00
        1999   ...........................................       1.30%         4,361   11.989686         52,287      19.48%
        1998   ...........................................       1.30%           181   10.035113          1,816       0.35% 12/23/98

Nationwide(R) S&P 500 Index Fund - Service Class
        2001   ...........................................       0.95%        97,798    7.789303        761,778     -13.17%
                                                                 1.00%         4,240    7.782744         32,999     -13.21%
                                                                 1.05%         3,721    7.776194         28,935     -13.26%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%        11,315    7.769635         87,913     -13.30%
                                                                 1.20%        42,682    7.756523        331,064     -13.39%
                                                                 1.25%        26,224    7.749987        203,236     -13.43%
                                                                 1.30%        99,228    9.115203        904,483     -13.48%
                                                                 1.35%         7,984    7.736898         61,771     -13.52%
                                                                 1.40%            85    7.730344            657     -13.57%
                                                                 1.45%         3,611    7.723817         27,891     -13.61%
                                                                 1.50%         1,442    7.717283         11,128     -13.65%
                                                                 1.55%           641    7.710746          4,943     -13.70%
                                                                 1.60%           334    7.704221          2,573     -13.74%
                                                                 1.65%           157    7.697675          1,209     -13.79%
                                                                 1.80%            35    7.678107            269     -13.92%
        2000   ...........................................       0.95%       101,963    8.970533        914,662     -10.29% 05/01/00
                                                                 1.00%         1,523    8.967537         13,658     -10.32% 05/01/00
                                                                 1.05%         5,661    8.964557         50,748     -10.35% 05/01/00
                                                                 1.10%         3,871    8.961551         34,690     -10.38% 05/01/00
                                                                 1.20%        18,358    8.955559        164,406     -10.44% 05/01/00
                                                                 1.25%        13,854    8.952563        124,029     -10.47% 05/01/00
                                                                 1.30%        52,371   10.535005        551,729     -10.85%
                                                                 1.35%         1,201    8.946569         10,745     -10.53% 05/01/00
                                                                 1.45%           668    8.940568          5,972     -10.59% 05/01/00
                                                                 1.50%           670    8.937573          5,988     -10.62% 05/01/00
                                                                 1.60%           359    8.931577          3,206     -10.68% 05/01/00
                                                                 1.65%            44    8.928569            393     -10.71% 05/01/00
        1999   ...........................................       1.30%        17,851   11.817107        210,947      17.99%

Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
        2001   ...........................................       1.20%           795    9.695178          7,708      -3.05% 08/01/01
                                                                 1.25%            10    9.693136             97      -3.07% 08/01/01
                                                                 1.30%         7,558    9.691085         73,245      -3.09% 08/01/01

Nationwide(R) Small Cap Fund - Class A
        2001   ...........................................       0.95%           925    9.838784          9,101      -2.82%
                                                                 1.10%           406    9.813954          3,984      -2.97%
                                                                 1.20%         1,184    9.797416         11,600      -3.07%
                                                                 1.25%           314    9.789141          3,074      -3.12%
                                                                 1.30%        36,890   12.116293        446,970      -3.17%
                                                                 1.45%           146    9.756098          1,424      -3.32%
        2000   ...........................................       0.95%           207   10.124691          2,096       1.25% 05/01/00
                                                                 1.20%            16   10.107798            162       1.08% 05/01/00
                                                                 1.30%        23,625   12.512899        295,617       3.17%
        1999   ...........................................       1.30%         8,135   12.128362         98,664      17.08%
        1998   ...........................................       1.30%            45   10.359298            466       3.59% 12/23/98

Nationwide(R) Small Cap Index Fund - Class A
        2001   ...........................................       0.95%           282    9.541646          2,691       0.70%
                                                                 1.20%           237    9.511613          2,254       0.45%
                                                                 1.25%            34    9.505602            323       0.39%
                                                                 1.45%           277    9.481590          2,626       0.19%
                                                                 1.50%            16    9.475598            152       0.14%

Neuberger Berman Equity Funds(R) - Guardian Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       291,417   17.277066      5,034,831      -3.13%
        2000   ...........................................       1.30%       321,714   17.835033      5,737,780      -3.13%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Equity Funds(R) - Partners Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       247,749   25.200975      6,243,516      -4.29%
        2000   ...........................................       1.30%       250,980   26.331332      6,608,638      -0.73%
        1999   ...........................................       1.30%       311,323   26.523895      8,257,499       6.40%
        1998   ...........................................       1.30%       374,224   24.928856      9,328,976       4.90%
        1997   ...........................................       1.30%       312,513   23.764888      7,426,836      27.55%

Neuberger Berman Equity Trust(R) - Genesis Fund
  - Trust Class Shares
        2001   ...........................................       0.95%        28,676   13.163794        377,485      11.01%
                                                                 1.00%         2,923   13.152730         38,445      10.95%
                                                                 1.10%         7,927   13.130593        104,086      10.84%
                                                                 1.20%        34,501   13.108478        452,256      10.73%
                                                                 1.25%         1,073   13.097428         14,054      10.67%
                                                                 1.30%       247,485   13.761547      3,405,776      10.62%
                                                                 1.35%         2,410   13.075325         31,512      10.56%
                                                                 1.40%           143   13.064292          1,868      10.50%
                                                                 1.45%         1,527   13.053256         19,932      10.45%
                                                                 1.50%            61   13.042221            796      10.39%
                                                                 1.55%           162   13.031183          2,111      10.33%
                                                                 1.60%           194   13.020164          2,526      10.28%
                                                                 1.65%           553   13.009140          7,194      10.22%
        2000   ...........................................       0.95%         4,295   11.858163         50,931      18.58% 05/01/00
                                                                 1.20%         3,199   11.838385         37,871      18.38% 05/01/00
                                                                 1.30%       122,582   12.440853      1,525,025      30.78%
                                                                 1.45%           437   11.818605          5,165      18.19% 05/01/00
        1999   ...........................................       1.30%        71,239    9.512964        677,694       2.66%
        1998   ...........................................       1.30%        67,525    9.266508        625,721      -7.33% 01/05/98

Neuberger Berman Equity Trust(R) - Guardian Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         1,794    9.114549         16,352      -2.86%
                                                                 1.10%         6,583    9.091559         59,850      -3.01%
                                                                 1.20%        15,878    9.076231        144,112      -3.11%
                                                                 1.35%         1,241    9.053270         11,235      -3.26%
                                                                 1.40%            52    9.045625            470      -3.31%
                                                                 1.45%           659    9.037969          5,956      -3.36%
                                                                 1.50%            26    9.030327            235      -3.41%
                                                                 1.55%           358    9.022676          3,230      -3.46%
        2000   ...........................................       0.95%         1,783    9.383282         16,730      -6.17% 05/01/00
                                                                 1.10%         2,010    9.373903         18,842      -6.26% 05/01/00
                                                                 1.20%         1,872    9.367629         17,536      -6.32% 05/01/00
                                                                 1.35%           923    9.358233          8,638      -6.42% 05/01/00
                                                                 1.45%           217    9.351959          2,029      -6.48% 05/01/00
        1999   ...........................................       1.30%       379,737   18.411034      6,991,351       7.05%
        1998   ...........................................       1.30%       436,072   17.198573      7,499,816       1.02%
        1997   ...........................................       1.30%       448,443   17.024633      7,634,577      16.41%

Neuberger Berman Equity Trust(R) - Partners Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         5,642    9.736446         54,933      -4.17%
                                                                 1.20%        10,148    9.695503         98,390      -4.41%
                                                                 1.25%         2,389    9.687316         23,143      -4.46%
                                                                 1.35%           242    9.670957          2,340      -4.56%
                                                                 1.45%           704    9.654616          6,797      -4.66%
        2000   ...........................................       0.95%         2,568   10.160186         26,091       1.60% 05/01/00
                                                                 1.20%         1,597   10.143232         16,199       1.43% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Limited Maturity Bond Fund(R)
  - Investor Class Shares
        2001   ...........................................       1.30%        87,855   13.629612      1,197,430       6.99%
        2000   ...........................................       1.30%        60,106   12.738631        765,668       5.32%
        1999   ...........................................       1.30%       119,912   12.095451      1,450,390       0.32%
        1998   ...........................................       1.30%        81,393   12.056542        981,318       3.29%
        1997   ...........................................       1.30%        67,262   11.672986        785,148       5.46%

Oppenheimer Capital Appreciation Fund A
        2001   ...........................................       0.95%        29,728    7.871472        234,003     -13.53%
                                                                 1.00%           378    7.866515          2,974     -13.57%
                                                                 1.05%           762    7.861558          5,991     -13.62%
                                                                 1.10%         3,682    7.856604         28,928     -13.66%
                                                                 1.20%         6,218    7.846682         48,791     -13.75%
                                                                 1.25%         3,854    7.841725         30,222     -13.79%
                                                                 1.30%           242    7.836767          1,896     -13.84%
                                                                 1.45%         3,332    7.821894         26,063     -13.97%
                                                                 1.50%           153    7.816946          1,196     -14.01%
                                                                 1.60%           169    7.807042          1,319     -14.10%
                                                                 1.70%             2    7.797137             16     -14.19%
        2000   ...........................................       1.10%           587    9.099745          5,342      -9.00% 10/02/00

Oppenheimer Global Fund A
        2001   ...........................................       0.95%        92,334    8.321785         768,384    -12.64%
                                                                 1.00%         2,520    8.314786          20,953    -12.69%
                                                                 1.05%         9,342    8.307775          77,611    -12.73%
                                                                 1.10%        24,886    8.300784         206,573    -12.77%
                                                                 1.20%        55,857    8.286766         462,874    -12.86%
                                                                 1.25%        14,297    8.279781         118,376    -12.91%
                                                                 1.30%     1,531,817    8.272774      12,672,376    -12.95%
                                                                 1.35%           716    8.265794           5,918    -13.00%
                                                                 1.40%         1,127    8.258804           9,308    -13.04%
                                                                 1.45%         5,802    8.251822          47,877    -13.09%
                                                                 1.50%           671    8.244826           5,532    -13.13%
                                                                 1.55%           770    8.237846           6,343    -13.17%
                                                                 1.60%         1,169    8.230876           9,622    -13.22%
                                                                 1.65%            95    8.223900             781    -13.26%
                                                                 1.70%             4    8.216917              33    -13.31%
                                                                 1.90%           128    8.189031           1,048    -13.49%
        2000   ...........................................       0.95%        49,595    9.525990         472,441     -4.74% 05/01/00
                                                                 1.05%        10,228    9.519639          97,367     -4.80% 05/01/00
                                                                 1.10%         6,057    9.516462          57,641     -4.84% 05/01/00
                                                                 1.20%        21,663    9.510099         206,017     -4.90% 05/01/00
                                                                 1.25%         1,368    9.506920          13,005     -4.93% 05/01/00
                                                                 1.30%       375,790   38.730878      14,554,677      2.72%
                                                                 1.35%           167    9.500554           1,587     -4.99% 05/01/00
                                                                 1.40%           336    9.497367           3,191     -5.03% 05/01/00
                                                                 1.45%         2,819    9.494192          26,764     -5.06% 05/01/00
                                                                 1.55%            56    9.487824             531     -5.12% 05/01/00
                                                                 1.60%           898    9.484634           8,517     -5.15% 05/01/00
                                                                 1.65%            22    9.481459             209     -5.19% 05/01/00
        1999   ...........................................       1.30%       315,244   37.706431      11,886,726     56.42%
        1998   ...........................................       1.30%       301,407   24.105920       7,265,693     11.24%
        1997   ...........................................       1.30%       262,844   21.669822       5,695,783     20.24%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Oppenheimer Strategic Income Fund A
        2001   ...........................................       1.25%         2,094   10.126843         21,206       2.27%
                                                                 1.45%           236   10.101298          2,384       2.06%

Phoenix-Oakhurst Balanced Fund - Class A
        2001   ...........................................       1.30%        48,287   18.006514        869,481       0.59%
        2000   ...........................................       1.30%        49,220   17.900599        881,067      -1.67%
        1999   ...........................................       1.30%        58,295   18.203902      1,061,196       9.32%
        1998   ...........................................       1.30%        47,793   16.652539        795,875      16.98%
        1997   ...........................................       1.30%        46,629   14.235004        663,764      16.80%

PIMCO Total Return Fund - Class A
        2001   ...........................................       0.95%         1,561   11.260935         17,578       7.93%
                                                                 1.10%        26,838   11.240879        301,683       7.76%
                                                                 1.20%         3,108   11.226628         34,892       7.65%
                                                                 1.25%           367   11.219503          4,118       7.60%
                                                                 1.30%         6,666   11.212375         74,742       7.55%
                                                                 1.35%            34   11.205257            381       7.49%
                                                                 1.45%           798   11.191014          8,930       7.38%
                                                                 1.50%           123   11.183903          1,376       7.33%
        2000   ...........................................       0.95%           328   10.433703          3,422       4.34% 09/29/00

Strong Advisor Common Stock Fund - Class Z
        2001   ...........................................       0.95%        48,212    9.357925        451,164      -2.64%
                                                                 1.00%         1,460    9.350053         13,651      -2.69%
                                                                 1.05%         1,017    9.342168          9,501      -2.74%
                                                                 1.10%        16,134    9.334283        150,599      -2.79%
                                                                 1.20%        20,749    9.318547        193,351      -2.89%
                                                                 1.25%        19,557    9.310678        182,089      -2.94%
                                                                 1.30%       152,755   13.653826      2,085,690      -2.99%
                                                                 1.35%           327    9.294963          3,039      -3.04%
                                                                 1.40%           263    9.287108          2,443      -3.09%
                                                                 1.45%         3,733    9.279248         34,639      -3.14%
                                                                 1.50%           138    9.271389          1,279      -3.19%
                                                                 1.60%            65    9.255699            602      -3.28%
                                                                 1.65%           350    9.247848          3,237      -3.33%
                                                                 1.70%             5    9.240007             46      -3.38%
        2000   ...........................................       0.95%        14,905    9.611802        143,264      -3.88% 05/01/00
                                                                 1.05%         1,260    9.605376         12,103      -3.95% 05/01/00
                                                                 1.20%         8,077    9.595747         77,505      -4.04% 05/01/00
                                                                 1.25%           335    9.592533          3,213      -4.07% 05/01/00
                                                                 1.30%       125,327   14.074339      1,763,895      -2.48%
                                                                 1.45%           561    9.579686          5,374      -4.20% 05/01/00
        1999   ...........................................       1.30%        69,558   14.432187      1,003,874      38.53%

Strong Advisor Mid Cap Growth Fund - Class Z
        2001   ...........................................       1.10%           145    5.288522            767     -31.63%
                                                                 1.20%         1,874    5.281823          9,898     -31.70%
                                                                 1.25%           552    5.278481          2,914     -31.73%
                                                                 1.45%           168    5.265101            885     -31.87%
        2000   ...........................................       1.10%           530    7.734681          4,099     -22.65% 10/02/00

Strong Growth and Income Fund
        2001   ...........................................       0.95%         1,349    6.908161          9,319     -20.83%
                                                                 1.20%           436    6.886394          3,002     -21.03%
                                                                 1.45%         1,008    6.864646          6,920     -21.23%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Strong Large Cap Growth Fund
        2001   ...........................................       1.30%       139,555   24.126803      3,367,016     -33.16%
        2000   ...........................................       1.30%       151,240   36.094318      5,458,905     -14.53%
        1999   ...........................................       1.30%       115,792   42.228152      4,889,682      57.67%
        1998   ...........................................       1.30%        75,602   26.782090      2,024,780      30.33%
        1997   ...........................................       1.30%        78,495   20.549313      1,613,018      22.56%

Templeton Foreign Fund - Class A
        2001   ...........................................       0.95%        31,517    9.556122        301,180      -8.80%
                                                                 1.00%           224    9.548082          2,139      -8.85%
                                                                 1.05%           333    9.540038          3,177      -8.89%
                                                                 1.10%         1,214    9.531995         11,572      -8.94%
                                                                 1.20%         4,980    9.515922         47,389      -9.03%
                                                                 1.25%            75    9.507892            713      -9.08%
                                                                 1.30%       315,446   15.162264      4,782,876      -9.13%
                                                                 1.35%         1,245    9.491838         11,817      -9.17%
                                                                 1.45%         1,670    9.475781         15,825      -9.27%
                                                                 1.60%            30    9.451747            284      -9.40%
        2000   ...........................................       0.95%         1,691   10.478436         17,719       4.78% 05/01/00
                                                                 1.05%         3,509   10.471444         36,744       4.71% 05/01/00
                                                                 1.20%         1,920   10.460943         20,085       4.61% 05/01/00
                                                                 1.30%       329,717   16.685027      5,501,337      -4.91%
                                                                 1.35%         1,742   10.450451         18,205       4.50% 05/01/00
                                                                 1.45%           117   10.443442          1,222       4.43% 05/01/00
        1999   ...........................................       1.30%       334,228   17.547470      5,864,856      37.40%
        1998   ...........................................       1.30%       318,666   12.770793      4,069,618      -6.12%
        1997   ...........................................       1.30%       354,769   13.604014      4,826,282       5.26%
2001 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       112,595
2001 Contract owners' equity  ...................................................................  $321,523,190
                                                                                                   ============
2000 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       154,338
2000 Contract owners' equity  ...................................................................  $358,914,405
                                                                                                   ============
Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       225,036
1999 Contract owners' equity  ...................................................................  $360,275,782
                                                                                                   ============
1998 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       247,310
1998 Contract owners' equity  ...................................................................  $227,225,953
                                                                                                   ============
1997 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       211,551
1997 Contract owners' equity  ...................................................................  $163,554,726
                                                                                                   ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements:

               (1) Financial statements included in Prospectus (Part A) Condensed Financial Information.

               (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

         Nationwide Variable Account:

               Independent Auditors' Report:


               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.



               Statements of Operations for the year ended December 31, 2001.



               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001 and 2000.


               Notes to Financial Statements.

         Nationwide Life Insurance Company and subsidiaries:

               Independent Auditors' Report.


               Consolidated Balance Sheets as of December 31, 2001 and 2000.



               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.



               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.



               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.


               Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

               (1)  Resolution of the Depositor's Board of        Filed previously with the Registration
                    Directors authorizing the establishment       Statement, (File No. 2-58043), and hereby
                    of the Registrant                             incorporated by reference.

               (2)  Not Applicable

               (3)  Underwriting or Distribution of               Filed previously with the Registration
                    Contracts between the Depositor and           Statement (File No. 2-58043), and hereby
                    Principal Underwriter                         incorporated by reference.

               (4)  The form of the variable annuity contract     Filed previously with the Registration
                                                                  Statement (File No. 2-333-80481), and hereby
                                                                  incorporated by reference.

               (5)  Variable Annuity Application                  Filed previously with the Registration
                                                                  Statement (File No. 333-80481), and hereby
                                                                  incorporated by reference.

               (6)  Articles of Incorporation of Depositor        Filed previously with the Registration
                                                                  Statement (File No. 2-58043), and hereby
                                                                  incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9)  Opinion of Counsel                            Filed previously with the original
                                                                  Registration Statement (File No. 333-80481),
                                                                  and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         W. G. Jurgensen, Director and Chief Executive Officer
         Joseph J. Gasper, Director and Chief Operating Officer
         Richard D. Headley, Executive Vice President
         Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
         Donna A. James, Director and Executive Vice President-Chief Administrative Officer
         Michael C. Keller, Executive Vice President-Chief Information Officer Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
         Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
         Galen R. Barnes, Director
         John R. Cook, Jr., Senior Vice President-Chief Communications Officer David A. Diamond, Senior Vice President-Corporate Strategy
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
         Financial
         Patricia R. Hatler, Senior Vice President, General Counsel and
         Secretary
         David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
         David R. Jahn, Senior Vice President-Product Management
         Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President, Corporate Relations
         Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities Robert H. McNaghten, Senior Vice President-Real Estate Investments Michael D. Miller, Senior Vice President-NI Finance
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark Phelan, Senior Vice President-Technology and Operations
         Douglas C. Robinette, Senior Vice President-Claims
         John S. Skubik, Senior Vice President-Strategic Initiatives
         Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial Richard M. Waggoner, Senior Vice President-Operations
         Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing



         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza
         Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

           *Subsidiaries for which separate financial statements are filed

           **Subsidiaries included in the respective consolidated financial statements

           ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

           ****other subsidiaries



       COMPANY                       STATE/COUNTRY OF        NO. VOTING                    PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and                                    Captive reinsurer
                                          Caicos Islands

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial
                                                                                       automobile insurance with Colonial
                                                                                       County Mutual Insurance Company for
                                                                                       the independent agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                    PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

American Marine Underwriters, Inc.   Florida                                           Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc       England and Wales                                 Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.      California                                        Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency             California                                        Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company            California                                        Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual               Texas                                             Underwrites non-standard automobile
Insurance Company                                                                      and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company          Nebraska                                          Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                 Delaware                                          Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited            England and Wales                                 Investment holding company

Depositors Insurance Company         Iowa                                              Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA            Brazil                                            Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency            Texas                                             Sells property and casualty insurance
of Texas, LLC                                                                          products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance

Discover Insurance Agency, LLC      California                                         Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance and
                                                                                       homeowner's insurance

       COMPANY                       STATE/COUNTRY OF           NO. VOTING                    PRINCIPAL BUSINESS
                                       ORGANIZATION            SECURITIES
                                                              (SEE ATTACHED
                                                               CHART UNLESS
                                                                OTHERWISE
                                                                INDICATED)

Eagle Acquisition Corporation        Delaware                                         Merger subsidiary to be used in the
                                                                                      proposed acquisition of Provident
                                                                                      Mutual Life Insurance Company

eNationwide, LLC                     Ohio                                             Limited liability company that
                                                                                      provides administrative services to
                                                                                      Nationwide's direct operation

F&B, Inc.                            Iowa                                             Insurance agency that places business
                                                                                      not written by the Farmland Insurance
                                                                                      Companies with other carriers

Farmland Mutual Insurance Company    Iowa                                             Provides property and casualty
                                                                                      insurance primarily to agricultural
                                                                                      businesses

Fenplace Limited                     England and Wales                                Inactive

Financial Horizons Distributors      Alabama                                          Insurance agency marketing life
Agency of Alabama, Inc.                                                               insurance and annuity products through
                                                                                      financial institutions

Financial Horizons Distributors      Ohio                                             Insurance marketing life insurance and
Agency of Ohio, Inc.                                                                  annuity products through financial
                                                                                      institutions

Financial Horizons Distributors      Oklahoma                                         Insurance marketing life insurance and
Agency of Oklahoma, Inc.                                                              annuity products through financial
                                                                                      institutions

Financial Horizons Distributors      Texas                                            Insurance marketing life insurance and
Agency of Texas, Inc.                                                                 annuity products through financial
                                                                                      institutions

Financial Horizons Securities        Oklahoma                                         Limited broker-dealer doing business
Corporation                                                                           solely in the financial institutions
                                                                                      market

Florida Records Administrator,       Florida                                          Administers the deferred compensation
Inc.                                                                                  plan for the public employees of the
                                                                                      State of Florida

G.I.L. Nominees Limited              England and Wales                                Acts as a nominee; dormant within the
                                                                                      meaning of Section 249AA of the
                                                                                      Companies Act 1985 (English law)

Gartmore 1990 Limited                England and Wales                                A general partner in a limited
                                                                                      partnership formed to invest in
                                                                                      unlisted securities

Gartmore 1990 Trustee Limited        England and Wales                                Dormant within the meaning of Section
                                                                                      249AA of the Companies Act 1985
                                                                                     (English law)

Gartmore Capital Management          England and Wales                                Investment management and advisory
Limited                                                                               services to business, institutional
                                                                                      and private investors; transferred
                                                                                      investment management activity to
                                                                                      Gartmore Investment Limited

Gartmore Distribution Services,      Delaware                                         Limited broker-dealer
Inc.

Gartmore Fund Managers               Jersey, Channel Islands                          Investment administration and support
International Limited

Gartmore Fund Managers               England and Wales                                Authorized unit trust management
Limited

Gartmore Global Asset                Delaware                                         Holding company for the Gartmore Group
Management Trust                                                                      and as a registered investment advisor

       COMPANY                       STATE/COUNTRY OF           NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION            SECURITIES
                                                              (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
Gartmore Global Investments, Inc.    Delaware                                     Holding company

Gartmore Global Partners             Delaware                                     Investment management

Gartmore Indosuez UK Recovery        England and Wales                            General partner in two limited
Fund (G.P.) Limited                                                               partnerships formed to invest in
                                                                                  unlisted securities

Gartmore Investment Limited          England and Wales                            Investment management and advisory
                                                                                  services to pension funds, unit trusts
                                                                                  and other collective investment
                                                                                  schemes, investment trusts and
                                                                                  portfolios for corporate and other
                                                                                  institutional clients

Gartmore Investment Management       England and Wales                            Investment holding company and
plc                                                                               provides services to other companies
                                                                                  within the Gartmore Group

Gartmore Investment Services GmbH    Germany                                      Marketing support

Gartmore Investment Services         England                                      Investment holding
Limited

Gartmore Investor Services, Inc.     Ohio                                         Transfer and dividend disbursing agent
                                                                                  services to various mutual fund
                                                                                  entities

Gartmore Japan Limited               Japan                                        Investment management

Gartmore Morley & Associates, Inc.   Oregon                                       Brokers or places book value
                                                                                  maintenance agreements (wrap
                                                                                  contracts) and guaranteed investment
                                                                                  contracts (GICs) for collective
                                                                                  investment trusts and accounts

Gartmore Morley Capital Management,  Oregon                                       Investment advisor and stable value
Inc.                                                                              money manager

Gartmore Morley Financial Services,  Oregon                                       Holding company
Inc.

Gartmore Mutual Fund Capital Trust   Delaware                                     Registered investment advisor

Gartmore Nominees Limited            England and Wales                            Nominee; dormant within the meaning of
                                                                                  Section 249AA of the Companies Act
                                                                                  1985 (English law)

Gartmore Pension Fund Trustees       England and Wales                            Trustee of Gartmore Pension Scheme
Limited

Gartmore S.A. Capital Trust          Delaware                                     Registered investment advisor

Gartmore Secretaries (Jersey) Ltd.   Jersey, Channel Islands                      Nominee; dormant

Gartmore Trust Company               Oregon                                       State bank with trust power

Gartmore Securities Limited          England and Wales                            Investment holding; partner in
                                                                                  Gartmore Global Partners

Gartmore U.S. Limited                England and Wales                            Joint partner in Gartmore Global
                                                                                  Partners

Gates, McDonald & Company            Ohio                                         Provides services to employers for
                                                                                  managing workers' and unemployment
                                                                                  compensation matters and employee
                                                                                  benefit costs

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
Gates, McDonald & Company of         New York                                     Provides workers'
New York, Inc.                                                                    compensation/self-insured claims
                                                                                  administration services to employers
                                                                                  with exposure in New York

Gates, McDonald & Company of         Nevada                                       Provides self-insurance
Nevada                                                                            administration, claims examining and
                                                                                  data processing services

GatesMcDonald Health Plus Inc.       Ohio                                         Provides medical management and cost
                                                                                  containment services to employers

Insurance Intermediaries, Inc.       Ohio                                         Insurance agency; provides commercial
                                                                                  property and casualty brokerage
                                                                                  services

Landmark Financial Services of New   New York                                     Insurance agency marketing life
York, Inc.                                                                        insurance and annuity products through
                                                                                  financial institutions

Lone Star General Agency, Inc.       Texas                                        General agent to market non-standard
                                                                                  automobile and motorcycle insurance
                                                                                  for Colonial Mutual Insurance Company

MedProSolutions, Inc.                Massachusetts                                Provides third-party administration
                                                                                  services for workers compensation,
                                                                                  automobile injury and disability claims

**National Casualty Company          Wisconsin                                    Underwrites various property and
                                                                                  casualty coverage, as well as
                                                                                  individual and group accident and
                                                                                  health insurance

National Casualty Company of         England                                      Inactive
America, Ltd.

National Deferred Compensation,      Ohio                                         Administers deferred compensation
Inc.                                                                              plans for public employees

**National Premium and Benefit       Delaware                                     Provides third-party administration
Administration Company                                                            services

Nationwide Affinity Insurance        Kansas                                       Shell insurer with no active policies
Company of America                                                                or liabilities

Nationwide Affordable Housing,       Ohio                                         Invests in affordable multi-family housing
LLC                                                                               projects throughout the U.S.

**Nationwide Agency, Inc.            Ohio                                         Insurance agency

Nationwide Agribusiness Insurance    Iowa                                         Provides property and casualty
Company                                                                           insurance primarily to agricultural
                                                                                  businesses

Nationwide Arena, LLC                Ohio                                         Develops Nationwide Arena and engages
                                                                                  in Arena district development activity

*Nationwide Asset Allocation Trust   Ohio                                         Diversified open-end investment company


       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

Nationwide Assurance Company         Wisconsin                                    Underwrites non-standard automobile
                                                                                  and motorcycle insurance

Nationwide Cash Management           Ohio                                         Buys and sells investment securities of a
Company                                                                           short-term nature as agent for other
                                                                                  corporations, foundations, and insurance
                                                                                  company separate accounts

Nationwide Community Development     Ohio                                         Holds investments in low-income
Corporation, LLC                                                                  housing funds

Nationwide Corporation               Ohio                                         Holding company for entities
                                                                                  affiliated with Nationwide Mutual
                                                                                  Insurance Company and Nationwide
                                                                                  Mutual Fire Insurance Company

Nationwide Exclusive Distribution    Ohio                                         Manages relationships with
Company, LLC                                                                      Nationwide's exclusive agents
                                                                                  including administrative duties

Nationwide Financial Assignment      Ohio                                         Administrator of structured settlements
Company

Nationwide Financial Institution     Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution     New Mexico                                   Insurance agency
Distributors Agency, Inc.
of New Mexico

Nationwide Financial Institution     Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services        Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                    variable annuity and variable life
                                                                                  products to persons outside the United
                                                                                  States and Bermuda

Nationwide Financial Services        Delaware                                     Issues and sells certain securities
Capital Trust                                                                     representing individual beneficial
                                                                                  interests in the assets of the Trust

Nationwide Financial Services        Delaware                                     Issues and sells certain securities
Capital Trust II                                                                  representing individual beneficial
                                                                                  interests in the assets of the Trust

Nationwide Financial Services,       Delaware                                     Holding company for companies within
Inc.                                                                              the Nationwide organization that offer
                                                                                  or distribute long-term savings and
                                                                                  retirement products

Nationwide Financial Sp. z o.o       Poland                                       Provides distribution services for its
                                                                                  affiliated Nationwide Towarzystwo
                                                                                  Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                Ohio                                         Contributes to non-profit activities
                                                                                  and projects

Nationwide General Insurance         Ohio                                         Transacts a general insurance
Company                                                                           business, except life insurance;
                                                                                  primarily provides automobile and fire
                                                                                  insurance to select customers

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
Nationwide Global Finance, LLC       Ohio                                         Acts as a support company for
                                                                                  Nationwide Global Holdings, Inc. and
                                                                                  its international capitalization
                                                                                  efforts

Nationwide Global Funds              Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.     Ohio                                         Holding company for international
                                                                                  operations

Nationwide Global Holdings,          Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                            Holdings, Inc.

Nationwide Global Holdings-          Brazil                                       Holding company
NGH Brazil Participacoes, LTDA

Nationwide Global Japan, Inc.        Delaware                                     Holding company

Nationwide Global Limited            Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.        Ohio                                         Operates as a Health Insurance
                                                                                  Corporation (HIC)

Nationwide Holdings, SA              Brazil                                       Participates in other companies
                                                                                  related to the registrant's
                                                                                  international operations

Nationwide Home Mortgage Company     Iowa                                         Mortgage lending

Nationwide Home Mortgage             Ohio                                         Performs the marketing function for
Distributors, Inc.                                                                Nationwide Home Mortgage Company

*Nationwide Indemnity Company        Ohio                                         Involved in reinsurance business by
                                                                                  assuming business from Nationwide
                                                                                  Mutual Insurance Company and other
                                                                                  insurers within the Nationwide
                                                                                  Insurance organization

Nationwide Insurance Company         Wisconsin                                    Independent agency personal lines
of America                                                                        underwriter of property/casualty
                                                                                  insurance

Nationwide Insurance Company         Ohio                                         Transacts general insurance business
of Florida                                                                        except life insurance

Nationwide International             California                                   Special risk, excess and surplus lines
Underwriters                                                                      underwriting manager

Nationwide Investment Services       Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                       in the deferred compensation market
                                                                                  and acts as an investment advisor

**Nationwide Life and Annuity        Ohio                                         Engages in underwriting life insurance
Insurance Company                                                                 and granting, purchasing, and
                                                                                  disposing of annuities

Nationwide Life Assurance            Thailand                                     Holding company
Company, Ltd.

**Nationwide Life Insurance          Ohio                                         Provides individual life insurance, group
Company                                                                           life and health insurance, fixed and
                                                                                  variable annuity products, and other life
                                                                                  insurance products

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

Nationwide Lloyds                    Texas                                        Markets commercial property insurance
                                                                                  in Texas

Nationwide Management Systems, Inc.  Ohio                                         Offers a preferred provider
                                                                                  organization and other related
                                                                                  products and services

Nationwide Martima Vida              Brazil                                       Operates as a licensed insurance
Previdencia S.A.                                                                  company in the categories of life and
                                                                                  unrestricted private pension plans in
                                                                                  Brazil

Nationwide Mortgage Holdings, Inc.   Ohio                                         Holding company

Nationwide Mutual Fire Insurance     Ohio                                         Engages in general insurance and
Company                                                                           reinsurance business, except life
                                                                                  insurance

Nationwide Mutual Insurance Company  Ohio                                         Engages in general insurance and
                                                                                  reinsurance business, except life
                                                                                  insurance

Nationwide Properties, Ltd.          Ohio                                         Engaged in the business of developing,
                                                                                  owning and operating real estate and
                                                                                  real estate investments

Nationwide Property and Casualty     Ohio                                         Engages in general insurance and
Insurance Company                                                                 reinsurance business, except life
                                                                                  insurance

Nationwide Realty Investors, Inc.    Ohio                                         Engaged in the business of developing,
                                                                                  owning and operating real estate and
                                                                                  real estate investments

Nationwide Retirement Plan           Ohio                                         Insurance agency providing individual
Services, Inc.                                                                    and group life, disability and health
                                                                                  insurance as well as marketing
                                                                                  retirement plan administration and
                                                                                  investments

Nationwide Retirement Solutions,     Delaware                                     Markets and administers deferred
Inc.                                                                              compensation plans for public employees

Nationwide Retirement Solutions,     Alabama                                      Provides retirement products,
Inc. of Alabama                                                                   marketing/education and administration
                                                                                  to public employees and educators

Nationwide Retirement Solutions,     Arizona                                      Markets and administers deferred
Inc. of Arizona                                                                   compensation plans for public employees

Nationwide Retirement Solutions,     Arkansas                                     Markets and administers deferred
Inc. of Arkansas                                                                  compensation plans for public employees

Nationwide Retirement Solutions,     Montana                                      Markets and administers deferred
Inc. of Montana                                                                   compensation plans for public employees

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

Nationwide Retirement Solutions,     Nevada                                       Markets and administers deferred
Inc. of Nevada                                                                    compensation plans for public employees

Nationwide Retirement Solutions,     New Mexico                                   Markets and administers deferred
Inc. of New Mexico                                                                compensation plans for public employees

Nationwide Retirement Solutions,     Ohio                                         Provides retirement products,
Inc. of Ohio                                                                      marketing/education and administration
                                                                                  to public employees and educators

Nationwide Retirement Solutions,     Oklahoma                                     Markets and administers deferred
Inc. of Oklahoma                                                                  compensation plans for public employees

Nationwide Retirement Solutions,     South Dakota                                 Markets and administers deferred
Inc. of South Dakota                                                              compensation plans for public employees

Nationwide Retirement Solutions,     Texas                                        Markets and administers deferred
Inc. of Texas                                                                     compensation plans for public employees

Nationwide Retirement Solutions,     Wyoming                                      Markets and administers deferred
Inc. of Wyoming                                                                   compensation plans for public employees

Nationwide Retirement Solutions      Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                             compensation plans for public employees

Nationwide Securities, Inc.          Ohio                                         Registered broker-dealer and provides
                                                                                  investment management and
                                                                                  administration services

Nationwide Seguradora S.A.           Brazil                                       Engages in general insurance business

Nationwide Services Company,         Ohio                                         Performs shared services functions for
LLC                                                                               the Nationwide organization

Nationwide Services Sp. z o.o        Poland                                       Provides services to Nationwide Global
                                                                                  Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen     Poland                                       Authorized to engage in the business
na Zycie SA                                                                       of life insurance and pension products
                                                                                  in Poland

Nationwide Trust Company, FSB        United States                                Federal savings bank chartered by the
                                                                                  Office of Thrift Supervision in U.S.
                                                                                  Department of Treasury to exercise
                                                                                  custody and fiduciary powers

Nationwide UK Asset Management       England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company,       England and Wales                            Holding company
Ltd.

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

Nevada Independent                                                                Provides workers' compensation
Companies-Construction               Nevada                                       administrative services to Nevada
                                                                                  employers in the construction industry

Nevada Independent Companies-        Nevada                                       Provides workers' compensation
Health and Nonprofit                                                              administrative services to Nevada
                                                                                  employers in the health and nonprofit
                                                                                  industries

Nevada Independent Companies-       Nevada                                        Provides workers' compensation
Hospitality and Entertainment                                                     administrative services to Nevada
                                                                                  employers in the hospitality and
                                                                                  entertainment industries

Nevada Independent Companies-       Nevada                                        Provides workers' compensation
Manufacturing, Transportation and                                                 administrative services to Nevada
Distribution                                                                      employers in the manufacturing,
                                                                                  transportation and distribution
                                                                                  industries

Newhouse Capital Partners, LLC      Delaware                                      Invests in financial services
                                                                                  companies that specialize in
                                                                                  e-commerce and promote distribution
                                                                                  of financial services

NFS Distributors, Inc.              Delaware                                      Acts primarily as a holding company
                                                                                  for Nationwide Financial Services,
                                                                                  Inc. distribution companies

NGH Luxembourg, S.A                 Luxembourg                                    Acts primarily as holding company for
                                                                                  Nationwide Global Holdings, Inc.
                                                                                  European operations

NGH Netherlands, B.V.               The Netherlands                               Holding company for other Nationwide
                                                                                  overseas companies

NGH UK, Ltd.                        United Kingdom                                Functions as a support company for
                                                                                  other Nationwide overseas companies

NorthPointe Capital LLC             Delaware                                      Registered investment advisor

PanEuroLife                         Luxembourg                                    Life insurance company providing
                                                                                  individual life insurance primarily
                                                                                  in the UK, Belgium and France

Pension Associates, Inc.            Wisconsin                                     Provides pension plan administration
                                                                                  and record keeping services, and
                                                                                  pension plan and compensation plan
                                                                                  consulting

Premier Agency, Inc.                Iowa                                          Insurance agency

Riverview Agency, Inc.              Texas                                         Insurance agency

SBSC Ltd (Thailand)                 Thailand                                      Holding company


Scottsdale Indemnity Company        Ohio                                          Engages in a general insurance
                                                                                  business, except life insurance

       COMPANY                       STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION          SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)

Scottsdale Insurance Company         Ohio                                         Provides excess and surplus lines of
                                                                                  property and casualty insurance

Scottsdale Surplus Lines Insurance   Arizona                                      Provides excess and surplus lines
Company                                                                           insurance coverage on a non-admitted
                                                                                  basis

Siam-Ar-Na-Khet Company Limited      Thailand                                     Holding company

Vertboise, SA                        Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company     California                                   Provides pet insurance

Veterinary Pet Services, Inc.        California                                   Holding company

Villanova Securities, LLC            Delaware                                     Provides brokerage services for block
                                                                                  mutual fund trading for both
                                                                                  affiliated and non-affiliated
                                                                                  investment advisors and performs
                                                                                  block mutual fund trading directly
                                                                                  with fund companies

Western Heritage Insurance Company   Arizona                                      Underwrites excess and surplus lines
                                                                                  of property and casualty insurance

                     COMPANY                      STATE/COUNTRY          NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                       OF                 (SEE ATTACHED CHART
                                                   ORGANIZATION             UNLESS OTHERWISE
                                                                              INDICATED)
                     -------                      -------------          ---------------------          ------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

                     COMPANY                      STATE/COUNTRY          NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                       OF                 (SEE ATTACHED CHART
                                                   ORGANIZATION             UNLESS OTHERWISE
                                                                              INDICATED)
                     -------                      -------------          ---------------------          ------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account  - D                                                    Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Qualified and Non-Qualified contract owners as of February 15, 2002 was 1,081 and 0 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

(b)      NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board



         Richard A. Karas, Director and Vice Chairman



         Mark A. Thresher, Director and Senior Vice President and Treasurer



         Duane C. Meek, President



         Robert A. Oakley, Executive Vice President-Chief Financial Officer



         Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer



         Barbara J. Shane, Vice President-Compliance Officer



         Alan A. Todryk, Vice President-Taxation



         Carol L. Dove, Associate Vice President-Treasury Services and Assistant Treasurer



         Glenn W. Soden, Associate Vice President and Secretary



         John F. Delaloye, Assistant Secretary



         E. Gary Berndt, Assistant Treasurer



         Terry C. Smetzer, Assistant Treasurer



         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:



         One Nationwide Plaza
         Columbus, Ohio 43215


(c)

NAME OF PRINCIPAL UNDERWRITER     NET UNDERWRITING      COMPENSATION ON         BROKERAGE          COMPENSATION
                                  DISCOUNTS AND         REDEMPTION OR           COMMISSIONS
                                  COMMISSIONS           ANNUITIZATION
Nationwide Investment             N/A                   N/A                     N/A                N/A
Services Corporation


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
              Section 403(b)(11).

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:




We consent to use of our reports for Nationwide Variable Account dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-80481).





KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2002.



                                                  NATIONWIDE VARIABLE ACCOUNT
                                                           (Registrant)
                                               NATIONWIDE LIFE INSURANCE COMPANY
                                                            (Depositor)


                                         By:       /s/ STEVEN SAVINI, ESQ.
                                                        Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.




               SIGNATURE                            TITLE

W. G. JURGENSEN                      Director and Chief Executive Officer
--------------------------------
W. G. Jurgensen


JOSEPH J. GASPER                          Director and President and
--------------------------------
Joseph J. Gasper                           Chief Operating Officer


MICHAEL S. HELFER                           Director and Executive
--------------------------------
Michael S. Helfer                     Vice President-Corporate Strategy


DONNA A. JAMES                           Director and Executive Vice
--------------------------------
Donna A. James                      President-Chief Administrative Officer


ROBERT A. OAKLEY                         Director and Executive Vice
--------------------------------
Robert A. Oakley                      President-Chief Financial Officer


ROBERT A. WOODWARD, JR                   Director and Executive Vice
--------------------------------
Robert A. Woodward, Jr.               President-Chief Investment Officer


Galen R. Barnes                                    Director
--------------------------------
Galen R. Barnes


                                                                                By /s/ STEVEN SAVINI
                                                                                ---------------------------------
                                                                                           Steven Savini
                                                                                         Attorney-in-Fact